UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                           U.S. GLOBAL INVESTORS FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  210-308-1234

                     Date of fiscal year end: JUNE 30, 2005

                   Date of reporting period: DECEMBER 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


U.S. GLOBAL INVESTORS FUNDS


 SEMI-ANNUAL REPORT

DECEMBER 31, 2004

(UNAUDITED)



 TABLE OF CONTENTS


LETTER TO SHAREHOLDERS                                             1

MANAGEMENT TEAMS' PERSPECTIVES                                     8

EXPENSE EXAMPLE                                                   41

PORTFOLIOS OF INVESTMENTS                                         43

NOTES TO PORTFOLIOS OF INVESTMENTS                                84

STATEMENTS OF ASSETS AND LIABILITIES                              88

STATEMENTS OF OPERATIONS                                          92

STATEMENTS OF CHANGES IN NET ASSETS                               96

NOTES TO FINANCIAL STATEMENTS                                    102

FINANCIAL HIGHLIGHTS                                             112

ADDITIONAL INFORMATION                                           117

 NASDAQ SYMBOLS


U.S. TREASURY SECURITIES CASH FUND USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

CHINA REGION OPPORTUNITY FUND                                  USCOX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD SHARES FUND                                               USERX






[USGI Logo]


P.O. Box 781234 San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

 U.S. GLOBAL INVESTORS FUNDS



DEAR SHAREHOLDER
Dear Shareholder,

2004 was another good year for U.S. Global Investors Funds, with eight out of nine funds finishing in positive territory. Among these funds, the Global [PHOTO] Resources Fund turned in the best performance of the year, capitalizing on the continued worldwide demand for natural resources, the twin budget deficits (U.S. trade and federal budget deficits) and the falling U.S. dollar.

The Global Resources Fund invests in natural resource companies all over the world. Did you know that natural resource-based stocks comprise more than 13 percent of the S&P 500 Stock Index and an even greater percentage of its 2004 earnings? Materials, energy and utilities are the sectors that make up natural resources, and without these commodities, the global economy would cease to function. Investors should take a critical look at their portfolios and consider their allocation toward natural resources.

This is not to say one should put all one's money into natural resources or any other sector. We always advocate a well-diversified portfolio with disciplined, annual rebalancing to avoid making performance-chasing decisions. What does this mean, exactly? Well, let's say you gave your portfolio a 13 percent weighting in natural resources to match that of the S&P 500. In 2004, this sector outperformed the market. So, the value of your investment in natural resources would have increased,

 U.S. GLOBAL INVESTORS FUNDS



and, therefore, the percentage of your portfolio allocated to natural resources would have increased as well. This would be a good time to take some profits from the sector, reducing your allocation back to the 13 percent level. Likewise, had the sector underperformed, you would increase your exposure back to 13 percent, buying when the price is lower. A good time to rebalance is on your birthday, or in the days between Christmas and New Year's Eve, because these dates are easy to remember.

THE POWER OF MEAN REVERSION

A disciplined approach to investing, with annual rebalancing, is very important because time has shown that all asset classes will revert to their long-term mean. Understanding "mean reversion," as this principle is called, can discipline investors to help them avoid making rash, emotion-based decisions. For more on mean reversion, see our "Wisdom of Diversification" chart--updated to include 2004--on the pages following this letter. The chart shows the fluctuation of asset classes over the past 20 years. It is a good demonstration of the fact that no investment category can stay at the top for a sustained period of time. Just because something is a winner this year doesn't mean it will be the next. Likewise, underperformers won't stay at the bottom forever, so poor-performing asset classes might actually represent a buying opportunity. Rather than try to guess what the stock market will do, diversify and rebalance!

 U.S. GLOBAL INVESTORS FUNDS


ALPHA INVESTING

One of the performance metrics that I believe will gain steam in 2005 is alpha, which measures return that is in excess of risk. Many investment advisors use alpha as a primary factor to determine the suitability of a mutual fund, yet the average investor still understands little about it. Alpha stems from Modern Portfolio Theory (MPT), which proposes how an asset should be priced given its risk relative to the market as a whole. (MPT also emphasizes the importance of managing risk through diversification across multiple asset classes, as mentioned above.) Positive alpha is attributable to the skill of the active money manager, and I am pleased to say that five of the six U.S. Global Investors equity funds finished the year with positive alpha, according to Morningstar, Inc.

Alpha is expressed as a percentage. For example, according to Morningstar, the World Precious Minerals Fund ended the year with an alpha of 55.06. In this example, the fund outperformed its expected return by 55.06 percent. (This does not mean the fund beat its benchmark by 55.06 percent; only that it beat market-based expectations by 55.06 percent.) The Morningstar precious minerals peer group averaged an alpha of 33.08 for the same period.

LOOKING AHEAD

According to a study released by Lehman Brothers Equity Research, the market has fared well in years ending in "5." In fact, the last time the market posted a total negative return in a "5" year was 1865. So 2005 may be another positive year for the stock markets,

 U.S. GLOBAL INVESTORS FUNDS


although, as we have cautioned, the first year of a presidential election cycle is often a rough one. After all, presidents like to push their most controversial policies early in their term. We do feel confident about a few things, however--that the dollar will continue to fall and that we are in a secular bull market in commodities. In the short term, the dollar may indeed rise, and commodities may plummet, but these reversals won't last long. The "twin deficits" and continuing demand from China will continue to drive our economy, and U.S. Global is well positioned to benefit from these critical drivers. Our Global Resources Fund is particularly well positioned, as is the China Region Opportunity Fund.

For more information on these and other no-load mutual funds offered by U.S. Global Investors, I encourage you to visit our website, www.usfunds.com, or call to speak with one of our highly skilled investor representatives at 1-800-US-FUNDS, option 5. Thank you for investing with U.S. Global. I look forward to a prosperous 2005.

Sincerely,

/s/ Frank Holmes

Frank Holmes
Chairman, Chief Investment Officer and CEO
U.S. Global Investors, Inc.

 U.S. GLOBAL INVESTORS FUNDS


Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Obtain performance data current to the most recent month-end at www.usfunds.com.

Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

Gold funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 3% to 5% of your portfolio in gold or gold stocks.

Diversification does not protect an investor from market risks and does not assure a profit.

The S&P 500 Stock Index is a widely recognized capitalization- weighted index of 500 common stock prices in U.S. companies.

 U.S. GLOBAL INVESTORS FUNDS


WISDOM OF DIVERSIFICATION

Roger Gibson, the author of Asset Allocation: Balancing Financial Risk, has done a great deal of research suggesting that higher risk-adjusted returns are achievable through multiple-asset-class diversification. While diversification may mitigate risk, it does not eliminate it, and, as Gibson says, "Clients who embrace broad diversification understand that there will be market environments where it looks good and other environments where it looks bad."

The chart below is a good demonstration of this. As you can see, over the past 20 years, not one investment category has performed consistently. For example, in 1988, the gold sector was the worst performer. But in

1989, it was the best. Fast-forward to 1999, when, at the peak of the dot-com boom, small-cap growth stocks were the best performers. The next year they hit rock bottom. This is why you need a well-balanced, diversified portfolio.

It is also worth noting that investments can have wide price swings during any given year. But, over time, they usually revert to their long-term averages. This principle is called "mean reversion." By allocating your assets among a variety of categories, and understanding mean reversion, you protect yourself from unpredictable shifts in the market. In other words, you avoid putting all your eggs in one basket.

 U.S. GLOBAL INVESTORS FUNDS

                 Ranking of Investment Categories from Best to Worst Over the Last 20 Years
  BEST
PERFORMERS
    ^         --------------------------------------------------------------------------------------------------------------
    |           1985     1986     1987      1988        1989        1990        1991        1992        1993        1994
    |         --------------------------------------------------------------------------------------------------------------
    |
    |           Int'l    Gold     Gold      Small       Gold        Bond        Small       Small       Gold        Int'l
    |                                       Value                               Growth      Value
    |         --------------------------------------------------------------------------------------------------------------
    |           Gold     Gold     Int'l     Int'l       Large       Large       Mid         Large       Int'l       Large
    |                                                   Growth      Growth      Cap         Value                   Growth
    |         --------------------------------------------------------------------------------------------------------------
    |           Mid      Bond     Large     Large       Mid         Mid         Small       Mid         Small       Small
    |           Cap               Growth    Value       Cap         Cap         Value       Cap         Value       Value
    |         --------------------------------------------------------------------------------------------------------------
    |           Large    Large    Large     Mid         Large       Large       Large       Bond        Large       Large
    |           Growth   Value    Value     Cap         Value       Value       Growth                  Value       Value
    |         --------------------------------------------------------------------------------------------------------------
    |           Bond     Mid      Mid       Small       Small       Small       Large       Small       Bond        Small
    |                    Cap      Cap       Growth      Growth      Growth      Value       Growth                  Growth
    |         --------------------------------------------------------------------------------------------------------------
    |           Large    Large    Bond      Large       Bond        Gold        Bond        Large       Mid         Mid
    |           Value    Growth             Growth                                          Growth      Cap         Cap
    |         --------------------------------------------------------------------------------------------------------------
    |           Small    Small    Small     Bond        Small       Small       Int'l       Gold        Small       Bond
    |           Value    Value    Value                 Value       Value                               Growth
    |         --------------------------------------------------------------------------------------------------------------
    |           Small    Small    Small     Gold        Int'l       Int'l       Gold        Int'l       Large       Gold
  WORST         Growth   Growth   Growth                                                                Growth
PERFORMERS    --------------------------------------------------------------------------------------------------------------


  BEST
PERFORMERS
    ^        ----------------------------------------------------------------------------------------------------
    |           1995    1996     1997     1998     1999        2000        2001        2002        2003    2004
    |        ----------------------------------------------------------------------------------------------------
    |           Large   Large    Large    Large    Small       Small       Small       Gold        Small   Small
    |           Value   Growth   Value    Growth   Growth      Value       Value                   Growth  Value
    |        ----------------------------------------------------------------------------------------------------
    |           Large   Large    Mid      Int'l    Large       Bond        Gold        Bond        Small   Int'l
    |           Growth  Value    Cap               Growth                                          Value
    |        ----------------------------------------------------------------------------------------------------
    |           Small   Small    Small    Mid      Int'l       Mid         Bond        Small       Gold    Large
    |           Growth  Value    Value    Cap                  Cap                     Value               Value
    |        ----------------------------------------------------------------------------------------------------
    |           Mid     Mid      Large    Large    Mid         Large       Mid         Mid         Int'l   Mid
    |           Cap     Cap      Growth   Value    Cap         Value       Cap         Cap                 Cap
    |        ----------------------------------------------------------------------------------------------------
    |           Bond    Small    Bond     Bond     Large       Gold        Large       Large       Mid     Small
    |                   Growth                     Value                   Value       Value       Cap     Growth
    |        ----------------------------------------------------------------------------------------------------
    |          Small    Gold     Small    Small    Small       Int'l       Small       Int'l       Large   Large
    |          Value             Growth   Growth   Value                   Growth                  Value   Growth
    |        -----------------------------------------------------------------------------------------------------
    |           Gold    Int'l    Int'l    Small    Bond        Large       Large       Large       Large   Bond
    |                                     Value                Growth      Growth      Growth      Growth
    |        -----------------------------------------------------------------------------------------------------
    |           Int'l   Bond     Gold     Gold     Gold        Small       Int'l       Small       Bond    Gold
    |                                                          Growth                  Growth
  WORST      -----------------------------------------------------------------------------------------------------
PERFORMERS


Source: Steele Systems, Inc. Toronto Stock Exchange and Bloomberg.

 MONEY MARKET FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

 U.S. TREASURY SECURITIES CASH FUND          As of December 31, 2004

   7-Day Yield                                              0.98%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    0.99%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          59


 U.S. GOVERNMENT SECURITIES SAVINGS FUND As of December 31, 2004

   7-Day Yield                                              1.66%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    1.67%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          56


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

After a volatile period during the first six months of the year, the bond markets were relatively placid during the past six months. The Federal Reserve
(Fed) began "normalizing" interest rates in June and continued that process through the end of 2004. Since the June meeting, the Fed has raised interest rates by 25 basis points four times, bringing the Fed Funds rate to 2.25 percent at year-end. The economy continued to improve, with third-quarter gross domestic product (GDP) of 4 percent and a gradual improvement in the employment picture. After concerns earlier in the year, inflation expectations remain somewhat muted, and this has allowed the market to take the rate increases in stride. Short-term bond yields moved up in line with the rate increases, with yields on three-month T-Bills rising 95 basis points to 2.20 percent and yields on six-month T-Bills moving up 92 basis points at 2.53 percent.

 MONEY MARKET FUNDS


INVESTMENT HIGHLIGHTS

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed-rate securities across the money market spectrum. The fund increased its exposure to floating-rate securities, which benefit from rising interest rates. The fund averaged a weighted average maturity of 52 days, which was longer than the peer group average; this proved beneficial as the Fed took a measured approach to rate increases, which met market expectations. The fund took advantage of these progressively higher yields by selectively extending its ladder out through 2005. The U.S. Treasury Securities Cash Fund followed a similar laddered strategy, averaging a weighted average maturity of 44 days. The fund took advantage of the volatility to add to short-term positions.

CURRENT OUTLOOK

The Fed is six months into this interest rate "up" cycle; this is likely the cycle's midpoint. Economic growth is still robust, inflation is on the upswing and the Fed still has some work to do. Third quarter GDP grew at 4 percent, with a modest slowdown likely in the fourth quarter. This is a healthy pace of expansion and will likely carry some positive momentum into the first portion of 2005. Worldwide growth is likely to slow in 2005, as foreign central banks are further along the tightening path than the Fed. Corporate profits have likely peaked in this cycle, and an economic slowdown in 2005 is the most likely scenario. Due to the modest growth expectations, inflation is not likely to be as much of a problem as in prior economic cycles, which will allow the Fed more room to maneuver. Current expectations are for the Fed to raise interest rates to about 3 percent by the middle of 2005 and possibly as high as 4 percent by the end of the year.

 MONEY MARKET FUNDS


 U.S. TREASURY SECURITIES CASH FUND PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                        December 31, 2004

               [U.S. Treasury Securities Cash Fund Pie Chart]

United States Treasury Notes    23.10%
United States Treasury Bills    36.94%
Repurchase Agreements           39.96%



 U.S. GOVERNMENT SECURITIES SAVINGS FUND PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                        December 31, 2004

             [U.S. Government Securities Savings Fund Pie Chart]

Student Loan Marketing Association      2.77%
Federal Home Loan Bank                 60.35%
Federal Farm Credit Bank               36.88%

 TAX FREE FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund maintains a weighted average maturity of less than five years, while the Tax Free Fund generally maintains a longer weighted average maturity.

PERFORMANCE

 NEAR-TERM TAX FREE FUND

                         [Near-Term Tax Free Fund Graph]

[Graphic: Line graph created from data points in following table.]

                NEAR-TERM         LEHMAN 3-YEAR
   DATE       TAX FREE FUND    MUNICIPAL BOND INDEX
 --------       ---------       ------------------

12/30/1994       $ 10,000.00          $ 10,000.00
 1/31/1995       $ 10,067.83          $ 10,083.08
 2/28/1995       $ 10,126.14          $ 10,189.16
 3/31/1995       $ 10,194.43          $ 10,280.39
 4/28/1995       $ 10,223.80          $ 10,315.26
 5/31/1995       $ 10,331.94          $ 10,473.26
 6/30/1995       $ 10,371.41          $ 10,498.48
 7/31/1995       $ 10,430.85          $ 10,609.01
 8/31/1995       $ 10,480.52          $ 10,692.09
 9/29/1995       $ 10,510.43          $ 10,722.50
10/31/1995       $ 10,550.47          $ 10,773.68
11/30/1995       $ 10,620.81          $ 10,842.67
12/29/1995       $ 10,651.07          $ 10,887.18
 1/31/1996       $ 10,732.22          $ 10,972.48
 2/29/1996       $ 10,732.22          $ 10,974.71
 3/29/1996       $ 10,681.16          $ 10,948.00
 4/30/1996       $ 10,681.16          $ 10,961.35
 5/31/1996       $ 10,691.44          $ 10,971.00
 6/28/1996       $ 10,753.36          $ 11,036.27
 7/31/1996       $ 10,815.52          $ 11,097.84
 8/30/1996       $ 10,846.72          $ 11,114.16
 9/30/1996       $ 10,919.80          $ 11,181.66
10/31/1996       $ 10,993.15          $ 11,259.55
11/29/1996       $ 11,108.87          $ 11,364.88
12/31/1996       $ 11,108.87          $ 11,370.08
 1/31/1997       $ 11,151.31          $ 11,419.78
 2/28/1997       $ 11,213.09          $ 11,475.41
 3/31/1997       $ 11,138.26          $ 11,416.07
 4/30/1997       $ 11,192.99          $ 11,465.02
 5/30/1997       $ 11,297.48          $ 11,558.49
 6/30/1997       $ 11,382.89          $ 11,626.73
 7/31/1997       $ 11,572.79          $ 11,764.71
 8/29/1997       $ 11,512.91          $ 11,741.71
 9/30/1997       $ 11,621.05          $ 11,825.53
10/31/1997       $ 11,671.48          $ 11,878.20
11/28/1997       $ 11,708.88          $ 11,912.32
12/31/1997       $ 11,831.38          $ 11,993.18
 1/30/1998       $ 11,926.65          $ 12,072.55
 2/27/1998       $ 11,921.09          $ 12,097.77
 3/31/1998       $ 11,916.63          $ 12,117.05
 4/30/1998       $ 11,900.96          $ 12,100.73
 5/29/1998       $ 12,030.08          $ 12,212.74
 6/30/1998       $ 12,068.38          $ 12,253.54
 7/31/1998       $ 12,104.67          $ 12,298.05
 8/31/1998       $ 12,241.32          $ 12,417.48
 9/30/1998       $ 12,360.19          $ 12,496.11
10/30/1998       $ 12,354.46          $ 12,556.93
11/30/1998       $ 12,372.85          $ 12,587.35
12/31/1998       $ 12,379.77          $ 12,617.76
 1/29/1999       $ 12,488.52          $ 12,731.99
 2/26/1999       $ 12,458.35          $ 12,746.09
 3/31/1999       $ 12,468.83          $ 12,757.21
 4/30/1999       $ 12,508.56          $ 12,796.53
 5/28/1999       $ 12,473.39          $ 12,777.98
 6/30/1999       $ 12,352.30          $ 12,701.58
 7/30/1999       $ 12,411.29          $ 12,764.63
 8/31/1999       $ 12,373.39          $ 12,780.21
 9/30/1999       $ 12,407.86          $ 12,828.43
10/29/1999       $ 12,385.22          $ 12,829.91
11/30/1999       $ 12,454.55          $ 12,886.28
12/31/1999       $ 12,429.36          $ 12,865.51
 1/31/2000       $ 12,413.70          $ 12,888.51
 2/29/2000       $ 12,454.80          $ 12,929.31
 3/31/2000       $ 12,559.09          $ 12,996.07
 4/28/2000       $ 12,526.23          $ 12,997.55
 5/31/2000       $ 12,512.80          $ 13,010.90
 6/30/2000       $ 12,679.48          $ 13,175.58
 7/31/2000       $ 12,796.31          $ 13,282.36
 8/31/2000       $ 12,908.60          $ 13,382.71
 9/29/2000       $ 12,902.41          $ 13,386.57
10/31/2000       $ 12,985.69          $ 13,462.47
11/30/2000       $ 13,043.07          $ 13,516.51
12/29/2000       $ 13,235.84          $ 13,667.04
 1/31/2001       $ 13,373.97          $ 13,874.48
 2/28/2001       $ 13,402.97          $ 13,928.74
 3/30/2001       $ 13,490.21          $ 14,026.66
 4/30/2001       $ 13,433.10          $ 14,006.16
 5/31/2001       $ 13,542.60          $ 14,133.75
 6/30/2001       $ 13,593.71          $ 14,196.69
 7/31/2001       $ 13,715.42          $ 14,313.07
 8/31/2001       $ 13,861.96          $ 14,460.02
 9/30/2001       $ 13,900.65          $ 14,533.80
10/31/2001       $ 13,998.92          $ 14,628.33
11/30/2001       $ 13,908.10          $ 14,581.61
12/31/2001       $ 13,846.95          $ 14,567.69
 1/31/2002       $ 14,032.28          $ 14,752.70
 2/28/2002       $ 14,150.08          $ 14,863.35
 3/31/2002       $ 13,936.13          $ 14,641.89
 4/30/2002       $ 14,181.13          $ 14,857.12
 5/31/2002       $ 14,248.53          $ 14,943.29
 6/30/2002       $ 14,361.20          $ 15,071.80
 7/31/2002       $ 14,482.09          $ 15,189.36
 8/31/2002       $ 14,613.99          $ 15,286.58
 9/30/2002       $ 14,807.68          $ 15,407.34
10/31/2002       $ 14,671.12          $ 15,322.60
11/30/2002       $ 14,634.88          $ 15,327.20
12/31/2002       $ 14,843.37          $ 15,547.91
 1/31/2003       $ 14,866.29          $ 15,597.66
 2/28/2003       $ 15,002.79          $ 15,697.49
 3/31/2003       $ 15,000.08          $ 15,678.65
 4/30/2003       $ 15,059.81          $ 15,720.98
 5/31/2003       $ 15,269.32          $ 15,842.03
 6/30/2003       $ 15,218.87          $ 15,816.69
 7/31/2003       $ 14,922.42          $ 15,674.34
 8/31/2003       $ 15,025.10          $ 15,754.28
 9/30/2003       $ 15,309.13          $ 15,990.59
10/31/2003       $ 15,236.23          $ 15,915.43
11/30/2003       $ 15,281.73          $ 15,931.35
12/31/2003       $ 15,334.24          $ 15,964.81
 1/31/2004       $ 15,395.19          $ 16,020.68
 2/29/2004       $ 15,536.78          $ 16,156.86
 3/31/2004       $ 15,492.27          $ 16,113.23
 4/30/2004       $ 15,288.68          $ 15,950.49
 5/31/2004       $ 15,224.40          $ 15,888.28
 6/30/2004       $ 15,249.61          $ 15,916.88
 7/31/2004       $ 15,354.93          $ 16,033.08
 8/31/2004       $ 15,516.78          $ 16,201.42
 9/30/2004       $ 15,550.63          $ 16,219.24
10/31/2004       $ 15,585.98          $ 16,264.66
11/30/2004       $ 15,522.21          $ 16,186.59
12/31/2004       $ 15,603.16          $ 16,249.72
---------------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2004

                                Six Month  One Year  Five Year  Ten Year
  Near-Term Tax Free Fund         2.32%     1.75%      4.65%     4.55%
  ----------------------------------------------------------------------
  Lehman 3-Year Municipal Bond
    Index                         2.09%     1.78%      4.78%     4.97%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years.

  The Adviser has agreed to limit the fund's total operating expenses to 0.45% for the year ended June 30, 2005.

 TAX FREE FUNDS


                              [Tax Free Fund Graph]

[Graphic: Line graph created from data points in following table.]

                  TAX FREE           LEHMAN 10-YEAR
   DATE             FUND          MUNICIPAL BOND INDEX
 --------         ---------       ------------------
12/30/1994       $ 10,000.00           $  10,000.00
 1/31/1995       $ 10,275.48           $  10,259.02
 2/28/1995       $ 10,496.86           $  10,549.34
 3/31/1995       $ 10,635.83           $  10,691.87
 4/28/1995       $ 10,663.74           $  10,704.88
 5/31/1995       $ 10,934.78           $  11,044.46
 6/30/1995       $ 10,887.84           $  10,975.68
 7/31/1995       $ 10,944.41           $  11,136.79
 8/31/1995       $ 11,048.46           $  11,287.99
 9/29/1995       $ 11,124.46           $  11,360.19
10/31/1995       $ 11,258.03           $  11,491.25
11/30/1995       $ 11,401.75           $  11,645.55
12/29/1995       $ 11,507.59           $  11,716.81
 1/31/1996       $ 11,575.22           $  11,835.48
 2/29/1996       $ 11,517.00           $  11,786.83
 3/29/1996       $ 11,380.59           $  11,640.28
 4/30/1996       $ 11,351.26           $  11,599.07
 5/31/1996       $ 11,361.08           $  11,566.54
 6/28/1996       $ 11,459.70           $  11,676.53
 7/31/1996       $ 11,558.66           $  11,788.38
 8/30/1996       $ 11,558.66           $  11,788.69
 9/30/1996       $ 11,698.40           $  11,909.84
10/31/1996       $ 11,798.56           $  12,060.42
11/29/1996       $ 11,979.61           $  12,304.57
12/31/1996       $ 11,949.31           $  12,249.11
 1/31/1997       $ 11,989.89           $  12,297.44
 2/28/1997       $ 12,089.72           $  12,413.32
 3/31/1997       $ 11,976.18           $  12,246.94
 4/30/1997       $ 12,077.87           $  12,337.10
 5/30/1997       $ 12,230.52           $  12,511.85
 6/30/1997       $ 12,368.25           $  12,650.04
 7/31/1997       $ 12,675.12           $  13,005.42
 8/29/1997       $ 12,567.58           $  12,879.32
 9/30/1997       $ 12,704.89           $  13,042.60
10/31/1997       $ 12,764.89           $  13,111.70
11/28/1997       $ 12,839.91           $  13,172.42
12/31/1997       $ 13,035.00           $  13,380.33
 1/30/1998       $ 13,148.95           $  13,528.74
 2/27/1998       $ 13,131.85           $  13,527.81
 3/31/1998       $ 13,118.98           $  13,518.51
 4/30/1998       $ 13,064.04           $  13,444.15
 5/29/1998       $ 13,276.01           $  13,672.81
 6/30/1998       $ 13,321.60           $  13,723.01
 7/31/1998       $ 13,364.19           $  13,745.00
 8/31/1998       $ 13,574.68           $  13,983.89
 9/30/1998       $ 13,735.42           $  14,191.79
10/30/1998       $ 13,689.01           $  14,197.99
11/30/1998       $ 13,752.24           $  14,240.43
12/31/1998       $ 13,766.72           $  14,284.74
 1/29/1999       $ 13,928.02           $  14,503.49
 2/26/1999       $ 13,835.84           $  14,373.35
 3/31/1999       $ 13,859.52           $  14,365.92
 4/30/1999       $ 13,898.02           $  14,404.34
 5/28/1999       $ 13,775.29           $  14,303.33
 6/30/1999       $ 13,506.17           $  14,037.49
 7/30/1999       $ 13,533.64           $  14,131.68
 8/31/1999       $ 13,360.16           $  14,079.63
 9/30/1999       $ 13,355.55           $  14,127.03
10/29/1999       $ 13,140.10           $  14,027.27
11/30/1999       $ 13,300.57           $  14,180.63
12/31/1999       $ 13,156.94           $  14,106.89
 1/31/2000       $ 13,023.95           $  14,049.26
 2/29/2000       $ 13,207.14           $  14,159.57
 3/31/2000       $ 13,558.38           $  14,435.01
 4/28/2000       $ 13,452.35           $  14,362.51
 5/31/2000       $ 13,341.14           $  14,277.30
 6/30/2000       $ 13,718.20           $  14,665.22
 7/31/2000       $ 13,914.69           $  14,868.67
 8/31/2000       $ 14,128.85           $  15,098.61
 9/29/2000       $ 14,023.16           $  15,029.48
10/31/2000       $ 14,203.63           $  15,183.25
11/30/2000       $ 14,318.73           $  15,265.07
12/29/2000       $ 14,702.20           $  15,624.80
 1/31/2001       $ 14,836.64           $  15,826.50
 2/28/2001       $ 14,861.41           $  15,853.05
 3/30/2001       $ 14,991.89           $  15,988.22
 4/30/2001       $ 14,797.32           $  15,790.14
 5/31/2001       $ 14,950.05           $  15,962.03
 6/30/2001       $ 15,064.37           $  16,056.95
 7/31/2001       $ 15,281.20           $  16,278.22
 8/31/2001       $ 15,537.99           $  16,554.11
 9/30/2001       $ 15,469.44           $  16,532.43
10/31/2001       $ 15,654.06           $  16,736.50
11/30/2001       $ 15,462.37           $  16,519.86
12/31/2001       $ 15,262.36           $  16,346.66
 1/31/2002       $ 15,536.47           $  16,655.61
 2/28/2002       $ 15,737.94           $  16,893.79
 3/31/2002       $ 15,390.80           $  16,545.78
 4/30/2002       $ 15,735.27           $  16,929.64
 5/31/2002       $ 15,816.16           $  17,009.21
 6/30/2002       $ 15,995.54           $  17,220.12
 7/31/2002       $ 16,185.96           $  17,449.15
 8/31/2002       $ 16,353.35           $  17,675.99
 9/30/2002       $ 16,683.86           $  18,098.44
10/31/2002       $ 16,409.33           $  17,769.05
11/30/2002       $ 16,312.18           $  17,623.35
12/31/2002       $ 16,636.55           $  18,009.30
 1/31/2003       $ 16,582.97           $  17,913.85
 2/28/2003       $ 16,794.96           $  18,223.76
 3/31/2003       $ 16,777.48           $  18,232.87
 4/30/2003       $ 16,888.07           $  18,367.79
 5/31/2003       $ 17,284.24           $  18,893.11
 6/30/2003       $ 17,193.41           $  18,802.42
 7/31/2003       $ 16,521.99           $  18,012.72
 8/31/2003       $ 16,662.40           $  18,167.63
 9/30/2003       $ 17,120.31           $  18,779.88
10/31/2003       $ 17,017.50           $  18,637.15
11/30/2003       $ 17,141.21           $  18,838.44
12/31/2003       $ 17,250.07           $  19,038.12
 1/31/2004       $ 17,352.35           $  19,118.08
 2/29/2004       $ 17,601.83           $  19,454.56
 3/31/2004       $ 17,515.69           $  19,343.67
 4/30/2004       $ 17,101.84           $  18,809.79
 5/31/2004       $ 17,050.14           $  18,821.07
 6/30/2004       $ 16,978.69           $  18,883.18
 7/31/2004       $ 17,133.30           $  19,141.88
 8/31/2004       $ 17,377.05           $  19,561.09
 9/30/2004       $ 17,449.11           $  19,664.76
10/31/2004       $ 17,568.08           $  19,822.08
11/30/2004       $ 17,421.79           $  19,598.09
12/31/2004       $ 17,618.38           $  19,829.35
---------------------------------------------------



 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2004

                                Six Month  One Year  Five Year  Ten Year
  Tax Free Fund                   3.77%     2.14%      6.01%     5.82%
  ----------------------------------------------------------------------
  Lehman 10-Year Municipal
    Bond Index                    5.01%     4.16%      7.05%     7.09%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years.

  The Adviser has agreed to limit the fund's total operating expenses to 0.70% for the year ended June 30, 2005.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

After a weak start to the year, municipals have rallied strongly in the past six months. Returns varied considerably. The very short end of the curve posted only modest returns, while the long end of the curve saw gains of over 7 percent. Returns for the remainder of the curve fell between the two extremes and followed a normal pattern. Bond yields began falling in August and stabilized by September, then traded in a sideways pattern through the end of 2004. Bond yields fell as inflation expectations began to wane. Year-over-year inflation data began falling in late summer, and combined with the Fed raising interest rates, the market began to believe

 TAX FREE FUNDS


inflation was under control. Inflation data did spike up in the last few months of the year but was primarily attributed to energy prices, which many believe are headed lower. Economic data was positive, and job creation began to pick up. The Fed increased interest rates by 100 basis points in the past six months, which met expectations, and that allowed the bond market to rally. Once again by a wide margin, the best-performing municipal sector over the past six months has been the industrial development sector. The sector, which is leveraged to volatile tobacco-backed municipals, had been one of the weakest areas over the prior six months. The high-yield portion of the municipal market, which is tied to airline backed-bonds, also posted very strong returns over the past year.

INVESTMENT HIGHLIGHTS

In the past six months, both funds were conservatively positioned from an interest rate standpoint due to the rising interest rate environment. The funds took less interest rate risk, which detracted from the overall total return as bonds rallied. The funds' lack of exposure to risky airline and tobacco-backed bonds was detrimental to performance, as these two sectors were by far the best performers. During the past six months, the Tax Free Fund increased its interest-rate exposure and added to lower-rated, higher-yielding positions, while the Near-Term Tax Free Fund made few adjustments.

CURRENT OUTLOOK

The economy appears to be on solid footing, as job creation has picked up and we enter the new year with some momentum. The Fed is still in the process of normalizing interest rates, and that should continue through the first half of 2005. The inflation outlook is a little murky, as higher commodity prices haven't largely filtered down to the retail level, and the market appears comfortable, with low inflation expectations for 2005. The market is expecting the Fed to raise interest rates to 3 percent by the middle of 2005. The funds will look for opportunities presented by the market as sentiment swings from one extreme to another.

 TAX FREE FUNDS


 NEAR-TERM TAX FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                  December 31, 2004

                [Near-Term Tax Free Fund Pie Chart]

        A       23.97%
        AA      33.21%
        AAA     35.44%
        BBB      7.38%



 TAX-FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                  December 31, 2004

                            [Tax Free Fund Pie Chart]


        A       14.90%
        AA      22.81%
        AAA     55.17%
        BBB      7.12%

 ALL AMERICAN EQUITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund primarily invests in large-capitalization stocks, while retaining the flexibility to seek out promising small- and mid-cap stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

 ALL AMERICAN EQUITY FUND

                        [All American Equity Fund Graph]

[Graphic: Line graph created from data points in following table.]

                ALL AMERICAN         S&P 500
   DATE          EQUITY FUND          INDEX
 --------       ------------      --------------

12/30/1994      $ 10,000.00        $ 10,000.00
 1/31/1995      $ 10,177.65        $ 10,259.33
 2/28/1995      $ 10,464.18        $ 10,659.16
 3/31/1995      $ 10,727.79        $ 10,973.68
 4/28/1995      $ 11,044.84        $ 11,296.81
 5/31/1995      $ 11,413.77        $ 11,748.33
 6/30/1995      $ 11,644.35        $ 12,021.21
 7/31/1995      $ 11,940.10        $ 12,419.87
 8/31/1995      $ 11,887.91        $ 12,451.08
 9/29/1995      $ 12,398.22        $ 12,976.54
10/31/1995      $ 12,433.21        $ 12,930.16
11/30/1995      $ 12,893.92        $ 13,497.78
12/29/1995      $ 13,086.36        $ 13,757.78
 1/31/1996      $ 13,490.01        $ 14,226.04
 2/29/1996      $ 13,636.26        $ 14,357.93
 3/29/1996      $ 13,741.56        $ 14,496.14
 4/30/1996      $ 13,941.22        $ 14,709.86
 5/31/1996      $ 14,375.79        $ 15,089.22
 6/28/1996      $ 14,475.62        $ 15,146.79
 7/31/1996      $ 13,974.42        $ 14,477.59
 8/30/1996      $ 14,169.01        $ 14,782.99
 9/30/1996      $ 14,888.36        $ 15,615.05
10/31/1996      $ 15,196.32        $ 16,045.72
11/29/1996      $ 16,268.23        $ 17,258.56
12/31/1996      $ 16,001.73        $ 16,916.60
 1/31/1997      $ 17,100.01        $ 17,973.46
 2/28/1997      $ 17,118.42        $ 18,114.33
 3/31/1997      $ 16,458.23        $ 17,370.35
 4/30/1997      $ 17,578.84        $ 18,407.01
 5/30/1997      $ 18,570.15        $ 19,527.69
 6/30/1997      $ 19,351.50        $ 20,402.57
 7/31/1997      $ 20,537.04        $ 22,025.95
 8/29/1997      $ 19,481.17        $ 20,792.02
 9/30/1997      $ 20,370.94        $ 21,930.73
10/31/1997      $ 19,745.57        $ 21,198.30
11/28/1997      $ 20,525.74        $ 22,179.62
12/31/1997      $ 20,850.80        $ 22,560.53
 1/30/1998      $ 21,259.89        $ 22,810.07
 2/27/1998      $ 22,587.85        $ 24,455.23
 3/31/1998      $ 23,633.85        $ 25,707.56
 4/30/1998      $ 23,993.47        $ 25,966.20
 5/29/1998      $ 23,646.47        $ 25,519.89
 6/30/1998      $ 24,636.36        $ 26,556.48
 7/31/1998      $ 24,560.17        $ 26,273.70
 8/31/1998      $ 21,340.93        $ 22,475.12
 9/30/1998      $ 22,697.84        $ 23,914.89
10/30/1998      $ 24,129.98        $ 25,860.17
11/30/1998      $ 25,638.50        $ 27,427.50
12/31/1998      $ 26,864.28        $ 29,008.02
 1/29/1999      $ 27,820.44        $ 30,221.02
 2/26/1999      $ 26,982.16        $ 29,281.78
 3/31/1999      $ 27,675.71        $ 30,453.31
 4/30/1999      $ 28,358.73        $ 31,632.62
 5/28/1999      $ 27,892.44        $ 30,885.61
 6/30/1999      $ 29,437.13        $ 32,599.73
 7/30/1999      $ 28,444.50        $ 31,581.82
 8/31/1999      $ 28,076.37        $ 31,425.57
 9/30/1999      $ 27,219.15        $ 30,564.07
10/29/1999      $ 28,858.62        $ 32,498.19
11/30/1999      $ 29,280.01        $ 33,158.82
12/31/1999      $ 30,789.12        $ 35,111.75
 1/31/2000      $ 29,251.67        $ 33,347.65
 2/29/2000      $ 28,623.32        $ 32,716.39
 3/31/2000      $ 31,138.05        $ 35,916.83
 4/28/2000      $ 30,368.63        $ 34,836.40
 5/31/2000      $ 29,498.85        $ 34,121.66
 6/30/2000      $ 30,238.83        $ 34,962.87
 7/31/2000      $ 29,428.98        $ 34,416.25
 8/31/2000      $ 31,383.33        $ 36,554.00
 9/29/2000      $ 29,047.49        $ 34,624.19
10/31/2000      $ 27,990.00        $ 34,477.81
11/30/2000      $ 24,854.84        $ 31,759.60
12/29/2000      $ 24,998.29        $ 31,915.04
 1/31/2001      $ 25,211.95        $ 33,047.36
 2/28/2001      $ 22,143.78        $ 30,034.05
 3/30/2001      $ 20,572.95        $ 28,131.37
 4/30/2001      $ 22,472.78        $ 30,317.47
 5/31/2001      $ 22,344.41        $ 30,520.60
 6/30/2001      $ 21,783.88        $ 29,777.77
 7/31/2001      $ 21,287.23        $ 29,484.63
 8/31/2001      $ 19,685.98        $ 27,638.84
 9/30/2001      $ 18,813.43        $ 25,406.94
10/31/2001      $ 19,036.17        $ 25,891.42
11/30/2001      $ 20,184.17        $ 27,877.45
12/31/2001      $ 20,235.57        $ 28,121.68
 1/31/2002      $ 19,550.20        $ 27,711.29
 2/28/2002      $ 19,070.44        $ 27,176.87
 3/31/2002      $ 19,944.29        $ 28,198.97
 4/30/2002      $ 18,950.50        $ 26,489.33
 5/31/2002      $ 20,278.41        $ 26,294.18
 6/30/2002      $ 18,162.32        $ 24,421.00
 7/31/2002      $ 15,763.53        $ 22,517.50
 8/31/2002      $ 16,054.81        $ 22,665.34
 9/30/2002      $ 14,641.23        $ 20,202.08
10/31/2002      $ 15,369.44        $ 21,980.20
11/30/2002      $ 15,429.41        $ 23,273.93
12/31/2002      $ 14,855.41        $ 21,906.64
 1/31/2003      $ 14,658.37        $ 21,332.77
 2/28/2003      $ 14,418.49        $ 21,012.69
 3/31/2003      $ 14,632.67        $ 21,216.70
 4/30/2003      $ 15,737.83        $ 22,964.33
 5/31/2003      $ 16,440.33        $ 24,174.26
 6/30/2003      $ 16,406.06        $ 24,482.64
 7/31/2003      $ 16,808.72        $ 24,914.31
 8/31/2003      $ 17,382.72        $ 25,400.20
 9/30/2003      $ 17,142.84        $ 25,130.46
10/31/2003      $ 18,427.91        $ 26,552.09
11/30/2003      $ 19,087.58        $ 26,785.70
12/31/2003      $ 19,507.36        $ 28,190.46
 1/31/2004      $ 19,567.33        $ 28,707.90
 2/29/2004      $ 19,824.35        $ 29,106.92
 3/31/2004      $ 19,678.71        $ 28,667.81
 4/30/2004      $ 18,573.55        $ 28,217.77
 5/31/2004      $ 18,804.86        $ 28,605.00
 6/30/2004      $ 19,301.75        $ 29,161.22
 7/31/2004      $ 18,205.16        $ 28,196.07
 8/31/2004      $ 18,162.32        $ 28,310.12
 9/30/2004      $ 18,727.76        $ 28,616.74
10/31/2004      $ 19,010.47        $ 29,053.93
11/30/2004      $ 20,158.47        $ 30,229.49
12/31/2004      $ 20,492.59        $ 31,258.16
--------------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                               December 31, 2004

                                Six Month  One Year  Five Year  Ten Year
  All American Equity Fund        6.17%     5.05%     (7.81)%    7.43%
  ----------------------------------------------------------------------
  S&P 500 Index                   7.19%    10.88%     (2.30)%   12.07%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

  The Adviser has agreed to limit the fund's total operating expenses to 1.75% for the year ended June 30, 2005.

 ALL AMERICAN EQUITY FUND


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

The six-month period ending December 31, 2004, was very good for the market overall. With the exception of healthcare, all sectors in the S&P 500 finished in positive territory. Utilities, energy and telecommunications were the best performing sectors during the period. The worst performing sectors were healthcare, consumer staples and information technology.

Critical drivers that sent the market higher include the following:

* The reelection of President Bush was seen as a positive for the stock market, as his policies are known and viewed more favorably by the market.

* The Federal Reserve increased the Fed Funds rate five times during calendar 2004 to finish the year at 2.25 percent.

* The Presidential Election Cycle held true once again, as the markets finished the calendar year in positive territory.

* Earnings, on a top-down basis on the S&P 500, were estimated to rise 19 percent in 2004 from 2003.

The period in review (the six months ending December 31, 2004) began the day after the Federal Reserve raised interest rates for the first time since May 2000. Four other increases took place during the period. The Fed was concerned about being in front of possible inflation as the Consumer Price Index rose at a seasonally adjusted rate of 3.5 percent during the first 11 months of the year compared to 1.9 percent for all of 2003.

Jobs were created this year, as the unemployment rate finished at 5.4 percent, down from 5.7 percent at the start of the year. Oil prices did break the $55 mark in October but have moved lower since then.

INVESTMENT HIGHLIGHTS

The fund did underperform during the time period, but finished strongly by outperforming the S&P 500 in the second half of the period under review. It was during the second half of the time period that the fund became more aggressive by owning fewer names and taking bigger sector bets. This helped the fund outperform for the quarter ending December 31, 2004.

Energy was one of the dominant sectors and remained a focus of the fund during the time period. Other industry groups that performed well and which the fund had exposure to include managed healthcare, homebuilding, restaurants and Internet retail.

 ALL AMERICAN EQUITY FUND


CURRENT OUTLOOK

With rising interest rates, high energy prices and decelerating profit growth, the fund team is cautious as we enter 2005. On a global basis, China will be a critical driver behind worldwide growth. Despite the size of its economy, the U.S. will be dependent on China's growth for its own growth. In that regard, events in China must be monitored. The fund team remains vigilant for investment opportunities and is ready to take advantage of them as they present themselves.

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS     December 31, 2004

   EBAY, INC.                                               3.40%
     E-COMMERCE / SERVICES
   ---------------------------------------------------------------
   BURLINGTON NORTHERN SANTA FE CORP.                       3.23%
     TRANSPORTATION
   ---------------------------------------------------------------
   BANK OF AMERICA CORP.                                    3.21%
     BANKS
   ---------------------------------------------------------------
   UNITEDHEALTH GROUP, INC.                                 3.00%
     HEALTHCARE DISTRIBUTORS
   ---------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                              2.96%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   YELLOW ROADWAY CORP.                                     2.72%
     TRANSPORTATION
   ---------------------------------------------------------------
   TEXTRON, INC.                                            2.52%
     MANUFACTURING
   ---------------------------------------------------------------
   TRANSOCEAN, INC.                                         2.48%
     OIL & GAS DRILLING
   ---------------------------------------------------------------
   DIGITAL RIVER, INC.                                      2.43%
     E-COMMERCE / SERVICES
   ---------------------------------------------------------------
   STARBUCKS CORP.                                          2.43%
     RETAIL

 ALL AMERICAN EQUITY FUND


 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                        December 31, 2004

                 [All American Equity Fund Pie Chart]


        Cash Equivalent                  6.20%
        Financials                       9.41%
        Energy                           9.76%
        Materials                       10.04%
        Consumer Discretion             11.19%
        Healthcare                      12.98%
        Information Technology          17.38%
        Industrials                     20.14%
        Other                            2.90%

 CHINA REGION OPPORTUNITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve capital appreciation by focusing on the economic growth in the greater China region, including China, Hong Kong, Singapore, Korea, Taiwan and other Asian countries. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE

 CHINA REGION OPPORTUNITY FUND

                 [China Region Opportunity Fund Graph]


[Graphic: Line graph created from data points in following table.]

              CHINA REGION       MORGAN STANLEY CAPITAL    IFC EMERGING MARKETS
   DATE     OPPORTUNITY FUND      FAR EAST FREE ex         INVESTABLE TOTAL
                                     JAPAN INDEX                CHINA INDEX
 --------   ----------------       ------------------        ------------------

12/30/1994       $ 10,000.00              $ 10,000.00                $ 10,000.00
 1/31/1995       $  8,942.17              $  8,915.77                $  8,498.02
 2/28/1995       $  9,365.30              $  9,804.70                $  9,459.29
 3/31/1995       $  9,337.09              $  9,823.18                $  9,613.96
 4/28/1995       $  8,956.28              $  9,710.04                $  8,423.88
 5/31/1995       $  9,760.23              $ 10,877.28                $  9,685.54
 6/30/1995       $  9,520.45              $ 10,699.60                $  9,433.72
 7/31/1995       $  9,834.47              $ 10,851.41                $  9,868.34
 8/31/1995       $  9,720.28              $ 10,318.39                $  9,408.16
 9/29/1995       $  9,648.91              $ 10,483.75                $  9,203.63
10/31/1995       $  9,305.84              $ 10,310.40                $  8,692.32
11/30/1995       $  8,776.94              $ 10,188.08                $  7,861.43
12/29/1995       $  8,591.11              $ 10,681.10                $  7,452.38
 1/31/1996       $  9,236.52              $ 11,645.62                $  8,475.01
 2/29/1996       $  9,408.62              $ 11,588.96                $  8,717.88
 3/29/1996       $  9,150.46              $ 11,660.35                $  8,257.70
 4/30/1996       $  9,107.43              $ 11,965.66                $  8,155.44
 5/31/1996       $  9,207.83              $ 11,828.89                $  8,372.75
 6/28/1996       $  9,322.57              $ 11,574.52                $  8,347.18
 7/31/1996       $  9,206.58              $ 10,720.47                $  8,117.09
 8/30/1996       $  9,221.08              $ 11,087.50                $  8,449.44
 9/30/1996       $  9,264.58              $ 11,353.44                $  8,411.10
10/31/1996       $  9,293.71              $ 11,125.93                $  8,334.40
11/29/1996       $ 10,022.06              $ 11,749.47                $  9,114.15
12/31/1996       $ 10,983.47              $ 11,661.88                $ 10,492.14
 1/31/1997       $ 10,954.34              $ 11,815.90                $ 10,400.10
 2/28/1997       $ 11,260.25              $ 11,848.22                $ 10,690.27
 3/31/1997       $ 11,100.01              $ 11,171.56                $ 10,350.25
 4/30/1997       $ 11,755.52              $ 10,870.06                $ 11,856.07
 5/30/1997       $ 12,367.33              $ 11,398.56                $ 11,695.00
 6/30/1997       $ 12,527.57              $ 11,684.20                $ 11,833.06
 7/31/1997       $ 13,459.85              $ 11,719.02                $ 13,663.56
 8/29/1997       $ 13,620.09              $  9,544.59                $ 15,836.64
 9/30/1997       $ 12,848.04              $  9,459.36                $ 12,565.51
10/31/1997       $  9,759.85              $  7,135.91                $ 10,304.23
11/28/1997       $  8,813.00              $  6,670.72                $  8,150.33
12/31/1997       $  8,517.29              $  6,357.68                $  7,986.71
 1/30/1998       $  6,652.30              $  5,809.19                $  5,678.13
 2/27/1998       $  8,502.61              $  7,130.40                $  7,810.30
 3/31/1998       $  8,502.61              $  6,943.23                $  7,332.23
 4/30/1998       $  7,812.41              $  6,215.17                $  6,428.48
 5/29/1998       $  6,931.31              $  5,235.75                $  5,972.13
 6/30/1998       $  6,006.16              $  4,650.88                $  5,311.26
 7/31/1998       $  5,081.00              $  4,509.99                $  4,126.29
 8/31/1998       $  4,185.22              $  3,800.38                $  3,205.93
 9/30/1998       $  5,081.00              $  4,200.30                $  4,272.02
10/30/1998       $  5,771.20              $  5,338.52                $  4,242.62
11/30/1998       $  5,947.42              $  5,815.08                $  4,305.25
12/31/1998       $  5,683.09              $  5,887.99                $  3,921.77
 1/29/1999       $  4,972.70              $  5,687.10                $  3,423.24
 2/26/1999       $  4,943.10              $  5,576.60                $  3,452.64
 3/31/1999       $  5,475.89              $  6,183.36                $  3,620.09
 4/30/1999       $  6,615.47              $  7,603.35                $  4,652.95
 5/28/1999       $  6,452.67              $  7,251.33                $  4,525.12
 6/30/1999       $  8,258.24              $  8,496.66                $  6,193.28
 7/30/1999       $  7,843.85              $  8,156.38                $  5,945.29
 8/31/1999       $  7,888.25              $  8,281.35                $  6,034.77
 9/30/1999       $  7,473.85              $  7,611.11                $  5,730.54
10/29/1999       $  7,399.86              $  7,969.38                $  5,721.59
11/30/1999       $  8,199.04              $  8,757.14                $  7,328.39
12/31/1999       $  8,850.23              $  9,385.51                $  8,049.34
 1/31/2000       $  8,894.63              $  9,171.67                $  8,113.26
 2/29/2000       $  9,486.61              $  8,679.05                $ 10,173.85
 3/31/2000       $  9,856.61              $  9,068.08                $ 10,237.76
 4/28/2000       $  8,850.23              $  8,319.07                $  8,717.88
 5/31/2000       $  8,376.64              $  7,632.17                $  8,820.15
 6/30/2000       $  9,042.62              $  7,976.95                $ 10,162.34
 7/31/2000       $  9,087.02              $  7,680.02                $ 10,037.07
 8/31/2000       $  8,894.63              $  7,576.00                $  9,837.66
 9/29/2000       $  8,154.64              $  6,691.50                $  8,742.17
10/31/2000       $  7,429.46              $  6,161.64                $  8,335.68
11/30/2000       $  7,029.86              $  5,847.54                $  7,177.55
12/29/2000       $  7,179.34              $  5,830.63                $  7,316.89
 1/31/2001       $  7,479.10              $  6,610.46                $  8,126.04
 2/28/2001       $  7,104.40              $  6,286.24                $  7,655.63
 3/30/2001       $  7,044.45              $  5,597.69                $  6,891.22
 4/30/2001       $  7,329.22              $  5,606.13                $  7,765.56
 5/31/2001       $  7,569.03              $  5,551.24                $  8,229.58
 6/30/2001       $  7,374.19              $  5,425.11                $  8,372.75
 7/31/2001       $  6,759.67              $  5,208.72                $  7,260.64
 8/31/2001       $  6,235.08              $  5,114.90                $  5,830.24
 9/30/2001       $  5,530.64              $  4,294.60                $  5,555.41
10/31/2001       $  5,740.47              $  4,509.45                $  5,637.22
11/30/2001       $  6,145.16              $  5,123.75                $  6,028.38
12/31/2001       $  6,235.08              $  5,586.55                $  6,007.93
 1/31/2002       $  6,384.97              $  5,811.55                $  5,578.42
 2/28/2002       $  6,310.03              $  5,820.62                $  5,680.69
 3/31/2002       $  6,624.78              $  6,231.91                $  5,956.79
 4/30/2002       $  6,804.64              $  6,305.63                $  6,119.14
 5/31/2002       $  6,789.65              $  6,160.93                $  6,157.48
 6/30/2002       $  6,564.82              $  5,821.64                $  6,005.37
 7/31/2002       $  6,130.17              $  5,596.95                $  5,762.50
 8/31/2002       $  5,905.34              $  5,463.57                $  5,652.56
 9/30/2002       $  5,410.73              $  4,832.90                $  5,239.68
10/31/2002       $  5,455.70              $  5,089.63                $  5,196.22
11/30/2002       $  5,710.50              $  5,339.40                $  5,422.47
12/31/2002       $  5,470.69              $  4,969.24                $  5,253.74
 1/31/2003       $  5,635.56              $  5,027.86                $  5,536.24
 2/28/2003       $  5,635.56              $  4,781.05                $  5,418.64
 3/31/2003       $  5,395.75              $  4,551.87                $  5,210.28
 4/30/2003       $  5,425.72              $  4,696.05                $  5,228.17
 5/31/2003       $  6,040.24              $  5,079.09                $  5,851.97
 6/30/2003       $  6,250.07              $  5,365.35                $  6,232.90
 7/31/2003       $  6,834.61              $  5,812.63                $  6,831.14
 8/31/2003       $  7,359.20              $  6,223.02                $  7,260.64
 9/30/2003       $ 17,142.84              $  6,238.14                $  7,311.77
10/31/2003       $  8,902.98              $  6,762.15                $  8,382.97
11/30/2003       $  9,157.78              $  6,653.98                $  8,546.59
12/31/2003       $  9,909.30              $  6,995.34                $  9,665.09
 1/31/2004       $  9,969.73              $  7,447.34                $  9,649.75
 2/29/2004       $ 10,528.64              $  7,715.04                $ 10,249.26
 3/31/2004       $ 10,181.21              $  7,540.61                $  9,403.04
 4/30/2004       $  9,154.02              $  7,083.58                $  8,109.42
 5/31/2004       $  9,108.70              $  6,888.96                $  8,643.74
 6/30/2004       $  8,851.91              $  6,810.16                $  8,634.79
 7/31/2004       $  8,761.27              $  6,606.36                $  8,724.27
 8/31/2004       $  8,836.80              $  6,928.50                $  8,716.60
 9/30/2004       $  9,441.03              $  7,152.43                $  9,382.59
10/31/2004       $  9,456.13              $  7,178.36                $  9,088.58
11/30/2004       $ 10,060.36              $  7,787.16                $  9,952.70
12/31/2004       $ 10,326.47              $  7,990.96                $  9,725.17
--------------------------------------------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                         For the Periods Ended
                                                               December 31, 2004

                                Six Month  One Year  Five Year   Ten Year
  China Region Opportunity
    Fund                         16.66%     4.21%      3.13%      0.32%
  -----------------------------------------------------------------------
  Hang Seng Composite Index      18.30%    16.42%       n/a        n/a
  -----------------------------------------------------------------------
  Morgan Stanley Capital Far
    East Free ex Japan Index*    17.34%    14.23%     (3.17)%    (2.22)%
  -----------------------------------------------------------------------
  IFC Emerging Markets
    Investable Total China
    Index                        12.63%     0.62%      3.85%     (0.28)%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on The Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital Far East Free ex Japan Index is an index in a series representing both the developed and the emerging markets for a particular region. The IFC Emerging Markets Investable Total China Index represents the S&P China Investable Total Return series. The term "investable" indicates that the stocks and the weights in the S&P index represents the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions, plus factoring in minimum market capitalization and liquidity screens.

 CHINA REGION OPPORTUNITY FUND


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

In the first half of the period under review, most Asian markets recorded impressive returns despite higher oil prices and a weaker dollar. While solid second- and third-quarter GDP growth in China restored confidence in the market, China's credit crunch and unexpected interest rate hike rekindled concerns of a slowdown. However, the interest rate cut in Hong Kong reinforced the strength in the already booming property sector. The surge in tourist arrivals in Hong Kong fueled enthusiasm in the consumer sector, underpinned by China's emerging middle-class. In addition, mounting pressure on China's currency revaluation induced speculative liquidity inflow, which also contributed to a buoyant market.

Critical drivers for the six-month period include:

* Freefalling dollar to the detriment of export-intensive Asian economies such as South Korea and Taiwan.

* Persistent higher oil prices due to geopolitical tensions, hurricane-related damages and unabated Chinese demand.

* China's power shortages and bottlenecks in transportation, which further boosted commodity prices.

* China's protracted administrative measures, including lending restrictions, which caused apprehensions of over-tightening.

The smooth transition of military power in China helped improve the stability of the region and was embraced by the market.

INVESTMENT HIGHLIGHTS

The fund benefited in the first half of the fiscal year from substantial positions in the property and consumer sectors. This fit well with the asset reflation and consumption picture in Hong Kong. The fund also had significant exposure to transportation plays in China to capitalize on its voracious demand for energy and bottlenecks in logistics-related infrastructure. In the mid-second quarter of the period, the fund readjusted its country allocation by exiting the markets in Korea and Taiwan because of the dwindling exports of both. As the first half ended, China still seemed reluctant to loosen its tightening policies on the economy, although fixed-asset investment was on the decline. Market sentiments underwent ups and downs.

 CHINA REGION OPPORTUNITY FUND


CURRENT OUTLOOK

China is shifting from administrative measures to monetary policies to make its economic growth more sustainable, which means further interest rate hikes are likely in 2005. As its inflation wanes, however, China is less pressed to raise rates very soon. Also, it is less probable that China will revalue its currency in the short term, given high speculations in the market and the importance of exports to China's GDP growth. In view of the momentum of Chinese consumers, there is great potential for consumption growth to compensate for investment decline. Therefore, China should be able to steer clear of a hard landing. As the consumer starts to be a bigger part of GDP, the fund will tilt the portfolio away from production-related names and toward consumption-related stocks.

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2004

   CHEUNG KONG HOLDINGS LTD.                                5.11%
     REAL ESTATE DEVELOPERS
   ---------------------------------------------------------------
   ESPRIT HOLDINGS LTD.                                     4.83%
     RETAIL
   ---------------------------------------------------------------
   CHINA MOBILE (HONG KONG) LTD.                            4.40%
     TELECOMMUNICATIONS
   ---------------------------------------------------------------
   TECHTRONIC INDUSTRIES CO., LTD.                          4.19%
     ELECTRONIC EQUIPMENT
   ---------------------------------------------------------------
   YANZHOU COAL MINING CO., LTD.                            4.09%
     NATURAL RESOURCES
   ---------------------------------------------------------------
   CHINA SHIPPING DEVELOPMENT CO., LTD.                     3.97%
     SHIPPING & CONTAINERS
   ---------------------------------------------------------------
   SUN HUNG KAI PROPERTIES LTD.                             3.83%
     REAL ESTATE DEVELOPERS
   ---------------------------------------------------------------
   COSCO PACIFIC LTD.                                       3.65%
     SHIPPING & CONTAINERS
   ---------------------------------------------------------------
   HONG KONG & CHINA GAS CO., LTD.                          3.65%
     UTILITIES
   ---------------------------------------------------------------
   CNOOC LTD.                                               3.46%
     OIL & GAS EXTRACTION

 CHINA REGION OPPORTUNITY FUND


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2004

   NATURAL RESOURCES                                       14.79%
   RETAIL                                                  11.05%
   REAL ESTATE DEVELOPERS                                  10.73%
   OIL & GAS EXTRACTION                                     9.50%
   SHIPPING & CONTAINERS                                    8.34%



 COUNTRY DISTRIBUTION BY COUNTRY OF DOMICILE
 BASED ON TOTAL INVESTMENTS                        December 31, 2004

               [China Region Opportunity Fund Pie Chart]

        United Kingdom                   4.22%
        United States                    8.56%
        Canada                          12.27%
        People's Republic of China      36.26%
        Hong Kong                       34.92%
        Other Foreign                    3.77%

 GLOBAL RESOURCES FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products and can invest in any part of the world.

PERFORMANCE

 GLOBAL RESOURCES FUND

                          [Global Resources Fund Graph]

[Graphic: Line graph created from data points in following table.]

              GLOBAL RESOURCES            S&P 500            S&P ENERGY AND
   DATE             FUND                   INDEX            MATERIALS INDEX
 --------      ----------------         ----------          ---------------
12/30/94           $ 10,000.00          $ 10,000.00  $            10,000.00
01/31/95           $  9,478.42          $ 10,259.33  $            10,020.13
02/28/95           $  9,586.33          $ 10,659.16  $            10,490.94
03/31/95           $  9,856.12          $ 10,973.68  $            11,039.70
04/28/95           $ 10,125.90          $ 11,296.81  $            11,293.04
05/31/95           $ 10,251.80          $ 11,748.33  $            11,736.19
06/30/95           $ 10,359.71          $ 12,021.21  $            11,574.71
07/31/95           $ 10,647.48          $ 12,419.87  $            11,935.54
08/31/95           $ 10,809.35          $ 12,451.08  $            11,670.08
09/29/95           $ 10,773.38          $ 12,976.54  $            11,871.76
10/31/95           $ 10,287.77          $ 12,930.16  $            11,660.88
11/30/95           $ 10,395.68          $ 13,497.78  $            12,263.54
12/29/95           $ 10,899.28          $ 13,757.78  $            12,781.60
01/31/96           $ 11,300.26          $ 14,226.04  $            13,023.34
02/29/96           $ 11,427.84          $ 14,357.93  $            13,092.85
03/29/96           $ 12,065.76          $ 14,496.14  $            13,783.74
04/30/96           $ 12,776.58          $ 14,709.86  $            14,050.34
05/31/96           $ 12,977.07          $ 15,089.22  $            14,140.74
06/28/96           $ 12,721.90          $ 15,146.79  $            14,023.12
07/31/96           $ 12,175.12          $ 14,477.59  $            13,542.26
08/30/96           $ 12,612.55          $ 14,782.99  $            13,857.86
09/30/96           $ 13,122.88          $ 15,615.05  $            14,417.93
10/31/96           $ 13,742.57          $ 16,045.72  $            15,066.65
11/29/96           $ 14,471.62          $ 17,258.56  $            15,796.82
12/31/96           $ 14,617.43          $ 16,916.60  $            15,711.51
01/31/97           $ 15,154.23          $ 17,973.46  $            16,377.76
02/28/97           $ 14,328.38          $ 18,114.33  $            16,043.06
03/31/97           $ 14,225.15          $ 17,370.35  $            16,391.35
04/30/97           $ 13,853.52          $ 18,407.01  $            16,630.18
05/30/97           $ 15,174.87          $ 19,527.69  $            17,795.01
06/30/97           $ 15,133.58          $ 20,402.57  $            18,437.28
07/31/97           $ 16,413.64          $ 22,025.95  $            19,787.22
08/29/97           $ 17,322.07          $ 20,792.02  $            19,106.80
09/30/97           $ 18,849.88          $ 21,930.73  $            20,079.20
10/31/97           $ 17,858.87          $ 21,198.30  $            19,180.00
11/28/97           $ 14,989.06          $ 22,179.62  $            19,014.50
12/31/97           $ 14,214.83          $ 22,560.53  $            18,893.26
01/30/98           $ 12,527.12          $ 22,810.07  $            18,137.68
02/27/98           $ 12,812.36          $ 24,455.23  $            19,349.70
03/31/98           $ 12,788.59          $ 25,707.56  $            20,240.51
04/30/98           $ 12,455.81          $ 25,966.20  $            20,966.79
05/29/98           $ 11,338.59          $ 25,519.89  $            20,336.91
06/30/98           $ 10,625.47          $ 26,556.48  $            19,914.19
07/31/98           $  9,793.50          $ 26,273.70  $            18,620.81
08/31/98           $  8,224.63          $ 22,475.12  $            16,430.43
09/30/98           $  9,104.15          $ 23,914.89  $            18,351.20
10/30/98           $  9,436.94          $ 25,860.17  $            18,694.21
11/30/98           $  9,175.46          $ 27,427.50  $            18,992.70
12/31/98           $  8,739.72          $ 29,008.02  $            18,647.70
01/29/99           $  8,307.81          $ 30,221.02  $            17,565.76
02/26/99           $  8,231.59          $ 29,281.78  $            17,561.46
03/31/99           $  9,044.59          $ 30,453.31  $            19,495.96
04/30/99           $ 10,543.55          $ 31,632.62  $            22,887.58
05/28/99           $ 10,035.43          $ 30,885.61  $            21,993.38
06/30/99           $ 10,187.87          $ 32,599.73  $            22,469.07
07/30/99           $ 10,213.27          $ 31,581.82  $            22,561.16
08/31/99           $ 10,086.24          $ 31,425.57  $            22,571.58
09/30/99           $  9,730.56          $ 30,564.07  $            21,737.62
10/29/99           $  9,527.31          $ 32,498.19  $            21,662.86
11/30/99           $  9,552.71          $ 33,158.82  $            21,858.38
12/31/99           $ 10,010.02          $ 35,111.75  $            22,611.27
01/31/00           $  9,679.74          $ 33,347.65  $            21,552.60
02/29/00           $  9,146.21          $ 32,716.39  $            20,056.71
03/31/00           $ 10,137.05          $ 35,916.83  $            22,127.77
04/28/00           $   9,984.62         $ 34,836.40  $            21,708.25
05/31/00           $  10,492.74         $ 34,121.66  $            23,032.12
06/30/00           $  9,857.59          $ 34,962.87  $            21,563.65
07/31/00           $  9,679.74          $ 34,416.25  $            21,260.18
08/31/00           $ 10,746.80          $ 36,554.00  $            22,522.97
09/29/00           $ 10,721.40          $ 34,624.19  $            22,363.87
10/31/00           $ 10,314.90          $ 34,477.81  $            22,694.64
11/30/00           $  9,806.77          $ 31,759.60  $            22,089.14
12/29/00           $ 11,077.08          $ 31,915.04  $            23,961.39
01/31/01           $ 10,721.40          $ 33,047.36  $            23,273.18
02/28/01           $ 10,543.55          $ 30,034.05  $            23,060.54
03/30/01           $ 10,391.12          $ 28,131.37  $            22,506.77
04/30/01           $ 11,331.14          $ 30,317.47  $            24,823.29
05/31/01           $ 11,204.11          $ 30,520.60  $            25,242.24
06/30/01           $ 10,187.87          $ 29,777.77  $            23,731.76
07/31/01           $  9,781.37          $ 29,484.63  $            23,468.97
08/31/01           $  9,425.68          $ 27,638.84  $            22,863.35
09/30/01           $  8,815.93          $ 25,406.94  $            21,021.03
10/31/01           $  9,400.28          $ 25,891.42  $            21,645.68
11/30/01           $  9,476.49          $ 27,877.45  $            21,846.66
12/31/01           $  9,578.12          $ 28,121.68  $            22,507.98
01/31/02           $  9,603.52          $ 27,711.29  $            22,337.99
02/28/02            $10,137.05          $ 27,176.87  $            23,380.92
03/31/02           $ 11,077.08          $ 28,198.97  $            24,714.67
04/30/02           $ 11,763.05          $ 26,489.33  $            23,479.10
05/31/02           $ 14,151.23          $ 26,294.18  $            23,952.25
06/30/02           $ 12,525.23          $ 24,421.00  $            23,764.68
07/31/2002         $  9,730.56          $ 22,517.50  $            20,850.96
08/31/2002         $ 10,213.27          $ 22,665.34  $            20,839.02
09/30/2002         $ 10,010.02          $ 20,202.08  $            18,780.37
10/31/2002         $  9,349.46          $ 21,980.20  $            19,452.19
11/30/2002         $  9,705.15          $ 23,273.93  $            20,661.20
12/31/2002         $ 11,281.59          $ 21,906.64  $            20,404.72
01/31/2003         $ 11,929.96          $ 21,332.77  $            19,733.63
02/28/2003         $ 12,163.37          $ 21,012.69  $            19,871.28
03/31/2003         $ 11,748.42          $ 21,216.70  $            20,049.70
04/30/2003         $ 11,722.48          $ 22,964.33  $            20,552.48
05/31/2003         $ 13,097.02          $ 24,174.26  $            21,987.83
06/30/2003         $ 13,330.43          $ 24,482.64  $            21,887.20
07/31/2003         $ 13,978.80          $ 24,914.31  $            22,032.30
08/31/2003         $ 15,742.36          $ 25,400.20  $            23,198.70
09/30/2003         $ 16,572.27          $ 25,130.46  $            22,484.85
10/31/2003         $ 17,142.84          $ 26,552.09  $            23,242.44
11/30/2003         $ 20,851.49          $ 26,785.70  $            23,467.08
12/31/2003         $ 22,513.65          $ 28,190.46  $            26,460.55
01/31/2004         $ 22,039.67          $ 28,707.90  $            26,316.24
02/29/2004         $ 23,198.27          $ 29,106.92  $            27,553.56
03/31/2004         $ 23,803.90          $ 28,667.81  $            27,274.91
04/30/2004         $ 21,486.71          $ 28,217.77  $            27,205.46
05/31/2004         $ 21,513.04          $ 28,605.00  $            27,515.36
06/30/2004         $ 22,092.34          $ 29,161.22  $            28,937.13
07/31/2004         $ 22,197.67          $ 28,196.07  $            29,435.63
08/31/2004         $ 22,250.33          $ 28,310.12  $            29,400.30
09/30/2004         $ 25,436.47          $ 28,616.74  $            31,474.20
10/31/2004         $ 26,200.09          $ 29,053.93  $            31,552.38
11/30/2004         $ 29,491.56          $ 30,229.49  $            33,642.63
12/31/2004         $ 29,360.60          $ 31,258.16  $            33,319.79
---------------------------------------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2004

                                Six Month  One Year  Five Year   Ten Year
  Global Resources Fund          32.90%     30.41%    23.98%      11.36%
  -----------------------------------------------------------------------
  S&P 500 Index                   7.19%     10.88%    (2.30)%     12.07%
  -----------------------------------------------------------------------
  S&P Energy and Materials
    Index                        15.15%     25.92%     8.06%      12.79%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Energy and Materials Index is a combination of the S&P Energy Index and the S&P Materials Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights.

 GLOBAL RESOURCES FUND


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

The investment environment heading into the second half of the year began rather ominously as the market became increasingly concerned about decelerating economic growth. During the second quarter, annualized GDP growth fell to 3.3 percent from 4.5 percent in the first quarter. The market also grappled with increasingly higher oil prices, which proceeded to climb to new highs from July to October. Furthermore, the Federal Reserve Bank's first interest rate hike in four years gave investors pause and prompted fears of further economic weakness should the Fed become too aggressive.

Fortunately, Fed Chairman Alan Greenspan's description of this summer's weakness as a "soft patch" proved accurate, as GDP growth recovered to a healthy 4 percent in the third quarter. In addition, employment growth gained in advance of the presidential election, which improved investor confidence in the fourth quarter. However, one thorn in the mix was inflation, which saw the Consumer Price Index increase by 3.5 percent in November. Accordingly, the Federal Reserve Bank responded to higher price levels with a series of interest rate hikes that took the benchmark discount rate from 1 percent in June to 2.25 percent by year-end.

President Bush's victory in November over Senator Kerry was well received by the market as the major indices rallied on the news. Investors became bullish about the prospects of another Bush term involving the continuation of favorable tax policies and pro-business initiatives. Conversely, the U.S. dollar reacted negatively, with the U.S. Trade-Weighted Dollar Index(1) falling to critical support levels in the fourth quarter. The global marketplace interpreted the Bush victory as an extension of further budget deficits and prolonged hostilities in Iraq.

Internationally, China's attempts to slow their strong economy to avoid inflation prompted an aggressive selloff in the basic materials sector in the second quarter. However, demand for raw materials remained strong throughout the second half of the year, which helped the Reuters CRB Futures Price Index(2) break 20-year highs. In addition, a variety of geopolitical issues in major oil-producing regions concerning Russia's annexation of Yukos,(3) civil unrest in Nigeria and terrorism in the Middle East all served to threaten tight global supplies, which helped drive oil prices to $55 a barrel in October.

INVESTMENT HIGHLIGHTS

For the six-month period ending December 31, 2004, the fund closed up 32.90 percent. In comparison, the S&P 500 Energy Index and the S&P 500 Basic Materials Index rose by 16.23 percent and 12.38 percent, respectively. The broader S&P 500 Index gained 7.19 percent over the same period. The fund's strong relative performance was the product of the

 GLOBAL RESOURCES FUND



investment team's process of analyzing commodity price trends and identifying undervalued equities.

In the energy sector, the oil and gas royalty trusts maintained a core position within the portfolio this year. The royalty trusts outperformed the broader energy indices over the past six months due to their attractive double-digit yields and strong correlation to rising oil and gas prices. We look for continued strength in the trust sector in 2005 based on our view for robust energy prices again next year. In addition, the Global Resources Fund posted solid returns from our oil service and equipment holdings, which benefited from a rising international rig count, as oil companies increased exploration activities in order to capitalize on higher commodity prices. Going forward, we expect oil service companies to outperform based on our expectations for higher capital spending due to years of under-investment in the sector, which has slowed worldwide reserve growth.

Within the basic materials sector, the Global Resources Fund experienced very impressive gains on continued strength in commodity prices, driven primarily by robust incremental demand from Asia. Additionally, the decline in the U.S. dollar continued to stimulate demand, as dollar-denominated commodities became cheaper abroad. In the second half of 2004, the dollar's 9 percent decline helped the price of gold advance to $450 an ounce from $394 at the end of June. Low base metal inventories, in combination with a weak dollar, also generated strong price gains of 28 percent, 23 percent and 14 percent for zinc, copper and aluminum, respectively. Lastly, China's huge appetite for steel drove the price of hot rolled sheets to all-time highs in the third quarter and facilitated a 32 percent rise in the S&P Steel Index. As a result of strong demand, the price of steel inputs such as iron ore and hard coking coal also increased significantly this year. Annual coking coal contracts increased from $57 a ton to over $100 a ton, with spot contracts as high as $137.

CURRENT OUTLOOK

We believe we are in a secular bull market for all commodities. Industrial demand for commodities will continue to come from China and other developing countries. In addition, limited prospects for meaningful incremental supply should keep natural resource inventories at historically low levels. The risks to this viewpoint are a slowdown in Asian economic growth, a rebounding U.S. dollar or significantly higher interest rates brought on by a higher-than-expected rise in inflation.



(1) The U.S. Trade-Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(2) The Reuters CRB Futures Price Index is an unweighted geometric average of commodity price levels relative to the base year average price.

(3) The fund did not hold this security as of December 31, 2004.

 GLOBAL RESOURCES FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2004

   FORDING CANADIAN COAL TRUST                              3.26%
     COAL
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           2.90%
     GOLD & COPPER MINING
   ---------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                              1.96%
     GOLD & COPPER MINING
   ---------------------------------------------------------------
   PETROLEO BRASILEIRO S.A.                                 1.84%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   PENN WEST PETROLEUM LTD.                                 1.78%
     OIL & GAS EXPLORATION & PRODUCTION - JUNIOR
   ---------------------------------------------------------------
   BONAVISTA ENERGY TRUST                                   1.69%
     OIL & GAS ROYALTY TRUST
   ---------------------------------------------------------------
   SOUTHERN AFRICAN RESOURCES PLC                           1.68%
     PLATINUM GROUP METALS
   ---------------------------------------------------------------
   FOCUS ENERGY TRUST                                       1.60%
     OIL & GAS ROYALTY TRUST
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     1.44%
     SILVER MINING
   ---------------------------------------------------------------
   UNIT CORP.                                               1.32%
     OIL & GAS DRILLING


 PORTFOLIO PROFILE                                    December 31, 2004

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                58.07%
   ---------------------------------------------------------------
     United States                                         29.00%
   ---------------------------------------------------------------
     Brazil                                                 4.73%
   ---------------------------------------------------------------
     United Kingdom                                         2.67%
   ---------------------------------------------------------------
     Other Foreign                                          5.53%

 GLOBAL RESOURCES FUND


 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                        December 31, 2004

                        [Global Resources Fund Pie Chart]

        Cash Equivalent                                 11.06%
        Other Sectors                                    1.28%
        Other Basic Materials                           15.91%
        Gold                                            11.93%
        Metals & Mining                                 14.54%
        Other Energy                                     8.80%
        Oil & Gas Drilling                               5.44%
        Oil & Gas Equipment & Services                   5.90%
        Oil & Gas Royalty Trusts                        11.84%
        Oil & Gas Exploration & Production - Junior     13.30%



    Energy:
      Oil & Gas Exploration & Production -       13.30%
        Junior
      Oil & Gas Royalty Trusts                   11.84%
      Oil & Gas Equipment & Services              5.90%
      Oil & Gas Drilling                          5.44%
      Other Energy                                8.80%
    Total Energy                                              45.28%
    Basic Materials:
      Metals & Mining (includes Copper,          14.54%
        Platinum Group Metals, Nickel and
        Coal)
      Gold (includes Gold Mining, Silver         11.93%
        Mining and Gold & Copper Mining)
      Other Basic Materials                      15.91%
    Total Basic Materials                                     42.38%
    Other Sectors                                              1.28%
    Cash Equivalent                                           11.06%
                                                             ------
    Total Investments                                        100.00%
                                                             ======

 GOLD AND PRECIOUS MINERALS FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals and Gold Shares Funds pursue an objective of long-term capital growth through investments in gold and precious metal companies. The Gold Shares Fund also pursues current income as a secondary objective and focuses on established, gold-producing mines. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining, and processing of precious minerals such as gold, silver, platinum, and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE

 WORLD PRECIOUS MINERALS FUND

                 [World Precious Minerals Fund Graph]

[Graphic: Line graph created from data points in following table.]


               WORLD PRECIOUS     S&P 500      AMEX GOLD BUGS
   DATE        MINERALS FUND       INDEX           INDEX
 --------     ----------------  ----------     ---------------
12/30/1994       $ 10,000.00     $ 10,000.00       $ 10,000.00
 1/31/1995       $  8,947.37     $ 10,259.33       $  9,051.64
 2/28/1995       $  9,138.76     $ 10,659.16       $  9,293.57
 3/31/1995       $ 10,191.39     $ 10,973.68       $ 10,789.57
 4/28/1995       $ 10,471.63     $ 11,296.81       $ 10,423.86
 5/31/1995       $ 10,451.13     $ 11,748.33       $ 10,508.88
 6/30/1995       $ 10,806.56     $ 12,021.21       $ 10,387.60
 7/31/1995       $ 11,278.20     $ 12,419.87       $ 10,921.48
 8/31/1995       $ 11,585.78     $ 12,451.08       $ 11,007.13
 9/29/1995       $ 11,578.95     $ 12,976.54       $ 11,245.94
10/31/1995       $ 10,389.61     $ 12,930.16       $  9,683.05
11/30/1995       $ 11,278.20     $ 13,497.78       $ 10,747.69
12/29/1995       $ 11,592.62     $ 13,757.78       $ 10,629.53
 1/31/1996       $ 13,465.48     $ 14,226.04       $ 12,843.21
 2/29/1996       $ 13,827.75     $ 14,357.93       $ 13,187.67
 3/29/1996       $ 14,565.96     $ 14,496.14       $ 12,845.09
 4/30/1996       $ 15,017.09     $ 14,709.86       $ 13,068.27
 5/31/1996       $ 16,548.19     $ 15,089.22       $ 13,468.37
 6/28/1996       $ 14,436.09     $ 15,146.79       $ 11,559.14
 7/31/1996       $ 14,066.99     $ 14,477.59       $ 11,237.18
 8/30/1996       $ 15,352.02     $ 14,782.99       $ 11,504.13
 9/30/1996       $ 14,900.89     $ 15,615.05       $ 10,716.43
10/31/1996       $ 14,511.28     $ 16,045.72       $ 10,476.99
11/29/1996       $ 14,278.88     $ 17,258.56       $ 10,524.51
12/31/1996       $ 13,855.09     $ 16,916.60       $ 10,171.29
 1/31/1997       $ 13,081.35     $ 17,973.46       $  9,816.83
 2/28/1997       $ 14,411.90     $ 18,114.33       $ 11,308.45
 3/31/1997       $ 12,690.86     $ 17,370.35       $ 10,016.25
 4/30/1997       $ 12,068.97     $ 18,407.01       $  8,943.49
 5/30/1997       $ 12,719.78     $ 19,527.69       $  9,471.74
 6/30/1997       $ 11,533.86     $ 20,402.57       $  9,176.67
 7/31/1997       $ 10,984.28     $ 22,025.95       $  9,112.28
 8/29/1997       $ 11,244.61     $ 20,792.02       $  9,056.64
 9/30/1997       $ 11,721.87     $ 21,930.73       $  9,796.20
10/31/1997       $  9,754.97     $ 21,198.30       $  7,625.03
11/28/1997       $  7,737.45     $ 22,179.62       $  6,241.56
12/31/1997       $  8,163.37     $ 22,560.53       $  6,014.63
 1/30/1998       $  8,866.22     $ 22,810.07       $  6,100.90
 2/27/1998       $  8,397.65     $ 24,455.23       $  6,268.44
 3/31/1998       $  8,968.72     $ 25,707.56       $  6,839.83
 4/30/1998       $  9,342.11     $ 25,966.20       $  7,366.22
 5/29/1998       $  8,016.94     $ 25,519.89       $  6,198.42
 6/30/1998       $  7,218.91     $ 26,556.48       $  5,694.55
 7/31/1998       $  6,713.73     $ 26,273.70       $  5,075.64
 8/31/1998       $  5,249.45     $ 22,475.12       $  3,804.08
 9/30/1998       $  7,248.19     $ 23,914.89       $  5,578.89
10/30/1998       $  7,153.01     $ 25,860.17       $  5,222.56
11/30/1998       $  6,677.12     $ 27,427.50       $  4,887.47
12/31/1998       $  6,876.27     $ 29,008.02       $  4,229.81
 1/29/1999       $  6,583.03     $ 30,221.02       $  4,207.30
 2/26/1999       $  6,443.75     $ 29,281.78       $  4,160.42
 3/31/1999       $  6,311.80     $ 30,453.31       $  4,002.25
 4/30/1999       $  7,066.87     $ 31,632.62       $  4,837.46
 5/28/1999       $  5,776.65     $ 30,885.61       $  4,113.53
 6/30/1999       $  5,710.67     $ 32,599.73       $  4,369.84
 7/30/1999       $  5,388.12     $ 31,581.82       $  4,189.80
 8/31/1999       $  5,615.37     $ 31,425.57       $  4,409.85
 9/30/1999       $  7,074.20     $ 30,564.07       $  5,408.85
10/29/1999       $  6,348.45     $ 32,498.19       $  4,976.87
11/30/1999       $  6,069.88     $ 33,158.82       $  4,700.55
12/31/1999       $  6,003.90     $ 35,111.75       $  4,628.03
 1/31/2000       $  5,329.47     $ 33,347.65       $  4,115.40
 2/29/2000       $  5,417.44     $ 32,716.39       $  4,202.30
 3/31/2000       $  5,006.92     $ 35,916.83       $  3,890.35
 4/28/2000       $  4,757.67     $ 34,836.40       $  3,684.67
 5/31/2000       $  4,611.06     $ 34,121.66       $  3,569.02
 6/30/2000       $  4,713.69     $ 34,962.87       $  3,645.91
 7/31/2000       $  4,215.19     $ 34,416.25       $  3,100.78
 8/31/2000       $  4,383.80     $ 36,554.00       $  3,168.29
 9/29/2000       $  3,936.63     $ 34,624.19       $  2,921.98
10/31/2000       $  3,518.77     $ 34,477.81       $  2,414.98
11/30/2000       $  3,482.12     $ 31,759.60       $  2,634.41
12/29/2000       $  3,717.43     $ 31,915.04       $  2,561.27
 1/31/2001       $  3,680.63     $ 33,047.36       $  2,981.37
 2/28/2001       $  3,673.27     $ 30,034.05       $  3,441.49
 3/30/2001       $  3,430.35     $ 28,131.37       $  3,108.28
 4/30/2001       $  3,754.24     $ 30,317.47       $  3,507.13
 5/31/2001       $  3,901.47     $ 30,520.60       $  3,919.10
 6/30/2001       $  3,886.74     $ 29,777.77       $  3,958.49
 7/31/2001       $  3,665.91     $ 29,484.63       $  3,800.33
 8/31/2001       $  3,717.43     $ 27,638.84       $  4,121.66
 9/30/2001       $  3,930.91     $ 25,406.94       $  4,489.25
10/31/2001       $  3,879.38     $ 25,891.42       $  4,242.94
11/30/2001       $  3,857.30     $ 27,877.45       $  3,998.50
12/31/2001       $  3,997.16     $ 28,121.68       $  4,076.02
 1/31/2002       $  4,696.48     $ 27,711.29       $  4,754.94
 2/28/2002       $  5,145.52     $ 27,176.87       $  5,391.97
 3/31/2002       $  5,984.70     $ 28,198.97       $  6,176.54
 4/30/2002       $  6,610.41     $ 26,489.33       $  6,721.06
 5/31/2002       $  9,304.63     $ 26,294.18       $  8,841.59
 6/30/2002       $  7,677.79     $ 24,421.00       $  7,935.73
 7/31/2002       $  5,520.94     $ 22,517.50       $  6,711.05
 8/31/2002       $  6,286.51     $ 22,665.34       $  8,042.01
 9/30/2002       $  6,330.68     $ 20,202.08       $  7,873.22
10/31/2002       $  5,491.50     $ 21,980.20       $  6,926.11
11/30/2002       $  5,550.39     $ 23,273.93       $  7,247.44
12/31/2002       $  7,331.53     $ 21,906.64       $  9,072.27
 1/31/2003       $  7,611.19     $ 21,332.77       $  9,007.88
 2/28/2003       $  7,331.53     $ 21,012.69       $  8,262.07
 3/31/2003       $  6,908.27     $ 21,216.70       $  7,735.06
 4/30/2003       $  6,726.87     $ 22,964.33       $  7,795.07
 5/31/2003       $  7,218.16     $ 24,174.26       $  8,847.21
 6/30/2003       $  7,369.32     $ 24,482.64       $  9,342.96
 7/31/2003       $  7,845.50     $ 24,914.31       $ 10,255.06
 8/31/2003       $  9,198.43     $ 25,400.20       $ 12,114.90
 9/30/2003       $  9,908.91     $ 25,130.46       $ 12,211.80
10/31/2003       $ 17,142.84     $ 26,552.09       $ 13,513.38
11/30/2003       $ 14,126.43     $ 26,785.70       $ 15,530.76
12/31/2003       $ 14,127.74     $ 28,190.46       $ 15,186.92
 1/31/2004       $ 13,110.13     $ 28,707.90       $ 13,480.25
 2/29/2004       $ 13,686.78     $ 29,106.92       $ 14,053.51
 3/31/2004       $ 14,882.46     $ 28,667.81       $ 14,746.81
 4/30/2004       $ 11,634.61     $ 28,217.77       $ 11,176.54
 5/31/2004       $ 12,016.21     $ 28,605.00       $ 12,498.75
 6/30/2004       $ 11,600.69     $ 29,161.22       $ 11,811.70
 7/31/2004       $ 11,041.01     $ 28,196.07       $ 11,631.03
 8/31/2004       $ 11,515.89     $ 28,310.12       $ 12,965.12
 9/30/2004       $ 13,296.70     $ 28,616.74       $ 14,464.87
10/31/2004       $ 13,601.98     $ 29,053.93       $ 14,603.65
11/30/2004       $ 14,873.98     $ 30,229.49       $ 14,812.45
12/31/2004       $ 14,264.22     $ 31,258.16       $ 13,461.49
--------------------------------------------------------------



 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2004

                                Six Month  One Year   Five Year   Ten Year
  World Precious Minerals Fund   22.96%      0.97%     18.87%      3.61%
  ------------------------------------------------------------------------
  S&P 500 Index                   7.19%     10.88%     (2.30)%    12.07%
  ------------------------------------------------------------------------
  AMEX Gold BUGS Index*          13.97%    (11.36)%    23.81%      3.02%

  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The AMEX Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining that do not hedge their gold production beyond 1 1/2 years.

 GOLD AND PRECIOUS MINERALS FUNDS


 GOLD SHARES FUND

                            [Gold Shares Funds Graph]

[Graphic: Line graph created from data points in following table.]

                GOLD SHARE             S&P 500       PHILADELPHIA STOCK EXCHANGE
   DATE            FUNDS                INDEX           GOLD & SILVER INDEX
 --------      ----------------      -----------     ---------------------------

12/30/1994       $  10,000.00         $ 10,000.00               $   10,000.00
 1/31/1995       $   7,655.68         $ 10,259.33               $    8,907.90
 2/28/1995       $   8,095.24         $ 10,659.16               $    9,508.01
 3/31/1995       $   8,461.54         $ 10,973.68               $   11,177.34
 4/28/1995       $   8,058.61         $ 11,296.81               $   10,718.63
 5/31/1995       $   7,838.83         $ 11,748.33               $   11,024.84
 6/30/1995       $   7,948.72         $ 12,021.21               $   11,044.23
 7/31/1995       $   8,580.16         $ 12,419.87               $   10,912.98
 8/31/1995       $   8,543.01         $ 12,451.08               $   11,290.63
 9/29/1995       $   8,468.73         $ 12,976.54               $   11,432.38
10/31/1995       $   7,168.70         $ 12,930.16               $    9,865.69
11/30/1995       $   7,242.99         $ 13,497.78               $   11,175.98
12/29/1995       $   7,317.28         $ 13,757.78               $   11,114.25
 1/31/1996       $   8,939.15         $ 14,226.04               $   13,019.23
 2/29/1996       $   8,675.12         $ 14,357.93               $   13,307.41
 3/29/1996       $   8,184.79         $ 14,496.14               $   13,294.25
 4/30/1996       $   8,222.51         $ 14,709.86               $   13,259.63
 5/31/1996       $   8,448.82         $ 15,089.22               $   13,790.88
 6/28/1996       $   7,015.53         $ 15,146.79               $   11,465.32
 7/31/1996       $   6,939.28         $ 14,477.59               $   11,526.64
 8/30/1996       $   6,901.15         $ 14,782.99               $   11,555.84
 9/30/1996       $   6,291.10         $ 15,615.05               $   10,686.49
10/31/1996       $   6,176.72         $ 16,045.72               $   10,728.23
11/29/1996       $   5,757.31         $ 17,258.56               $   11,174.29
12/31/1996       $   5,452.29         $ 16,916.60               $   10,860.96
 1/31/1997       $   4,907.06         $ 17,973.46               $   10,253.76
 2/28/1997       $   5,608.07         $ 18,114.33               $   11,402.90
 3/31/1997       $   4,829.17         $ 17,370.35               $    9,701.93
 4/30/1997       $   4,439.72         $ 18,407.01               $    8,748.68
 5/30/1997       $   4,517.61         $ 19,527.69               $    9,741.21
 6/30/1997       $   3,754.29         $ 20,402.57               $    8,934.82
 7/31/1997       $   3,834.17         $ 22,025.95               $    9,160.68
 8/29/1997       $   3,874.11         $ 20,792.02               $    9,257.25
 9/30/1997       $   3,794.23         $ 21,930.73               $   10,252.54
10/31/1997       $   2,955.51         $ 21,198.30               $    8,233.82
11/28/1997       $   2,276.54         $ 22,179.62               $    6,651.85
12/31/1997       $   2,324.47         $ 22,560.53               $    6,970.12
 1/30/1998       $   2,324.47         $ 22,810.07               $    7,043.41
 2/27/1998       $   2,120.56         $ 24,455.23               $    7,092.95
 3/31/1998       $   2,161.35         $ 25,707.56               $    7,681.99
 4/30/1998       $   2,283.69         $ 25,966.20               $    8,273.44
 5/29/1998       $   1,835.10         $ 25,519.89               $    7,039.78
 6/30/1998       $   1,545.57         $ 26,556.48               $    6,759.48
 7/31/1998       $   1,557.80         $ 26,273.70               $    5,934.35
 8/31/1998       $   1,198.93         $ 22,475.12               $    4,616.75
 9/30/1998       $   1,671.98         $ 23,914.89               $    7,081.40
10/30/1998       $   1,635.28         $ 25,860.17               $    7,125.15
11/30/1998       $   1,533.33         $ 27,427.50               $    6,716.74
12/31/1998       $   1,557.80         $ 29,008.02               $    6,151.28
 1/29/1999       $   1,488.47         $ 30,221.02               $    5,989.37
 2/26/1999       $   1,455.85         $ 29,281.78               $    5,735.49
 3/31/1999       $   1,447.69         $ 30,453.31               $    5,668.36
 4/30/1999       $   1,610.81         $ 31,632.62               $    6,972.63
 5/28/1999       $   1,357.98         $ 30,885.61               $    5,795.09
 6/30/1999       $   1,394.68         $ 32,599.73               $    6,372.03
 7/30/1999       $   1,304.96         $ 31,581.82               $    5,985.50
 8/31/1999       $   1,374.29         $ 31,425.57               $    6,478.31
 9/30/1999       $   1,749.47         $ 30,564.07               $    7,721.25
10/29/1999       $   1,565.96         $ 32,498.19               $    6,692.55
11/30/1999       $   1,500.71         $ 33,158.82               $    6,462.12
12/31/1999       $   1,517.02         $ 35,111.75               $    6,551.76
 1/31/2000       $   1,333.51         $ 33,347.65               $    5,781.60
 2/29/2000       $   1,341.67         $ 32,716.39               $    5,802.65
 3/31/2000       $   1,239.71         $ 35,916.83               $    5,491.50
 4/28/2000       $   1,141.84         $ 34,836.40               $    5,321.41
 5/31/2000       $   1,141.84         $ 34,121.66               $    5,492.12
 6/30/2000       $   1,190.78         $ 34,962.87               $    5,642.71
 7/31/2000       $   1,076.59         $ 34,416.25               $    4,963.38
 8/31/2000       $   1,141.84         $ 36,554.00               $    5,143.78
 9/29/2000       $   1,068.44         $ 34,624.19               $    4,907.05
10/31/2000       $     962.41         $ 34,477.81               $    4,312.36
11/30/2000       $     978.72         $ 31,759.60               $    4,647.51
12/29/2000       $   1,064.36         $ 31,915.04               $    5,076.06
 1/31/2001       $   1,052.13         $ 33,047.36               $    4,824.28
 2/28/2001       $   1,076.59         $ 30,034.05               $    5,214.37
 3/30/2001       $     978.72         $ 28,131.37               $    4,725.31
 4/30/2001       $   1,109.22         $ 30,317.47               $    5,476.27
 5/31/2001       $   1,158.15         $ 30,520.60               $    5,686.56
 6/30/2001       $   1,154.08         $ 29,777.77               $    5,301.62
 7/31/2001       $   1,068.44         $ 29,484.63               $    5,282.74
 8/31/2001       $   1,096.98         $ 27,638.84               $    5,655.01
 9/30/2001       $   1,141.84         $ 25,406.94               $    5,779.27
10/31/2001       $   1,125.53         $ 25,891.42               $    5,454.69
11/30/2001       $   1,117.37         $ 27,877.45               $    5,270.97
12/31/2001       $   1,182.62         $ 28,121.68               $    5,459.64
 1/31/2002       $   1,378.37         $ 27,711.29               $    6,151.74
 2/28/2002       $   1,578.19         $ 27,176.87               $    6,560.29
 3/31/2002       $   1,802.48         $ 28,198.97               $    7,141.21
 4/30/2002       $   1,981.91         $ 26,489.33               $    7,450.48
 5/31/2002       $   2,626.24         $ 26,294.18               $    8,508.01
 6/30/2002       $   2,153.19         $ 24,421.00               $    7,220.24
 7/31/2002       $   1,590.42         $ 22,517.50               $    6,116.91
 8/31/2002       $   1,839.18         $ 22,665.34               $    7,071.36
 9/30/2002       $   1,892.20         $ 20,202.08               $    7,100.75
10/31/2002       $   1,631.20         $ 21,980.20               $    6,459.30
11/30/2002       $   1,647.52         $ 23,273.93               $    6,453.19
12/31/2002       $   2,145.03         $ 21,906.64               $    7,827.76
 1/31/2003       $   2,198.05         $ 21,332.77               $    7,852.23
 2/28/2003       $   2,059.39         $ 21,012.69               $    7,388.79
 3/31/2003       $   1,928.90         $ 21,216.70               $    6,874.32
 4/30/2003       $   1,843.26         $ 22,964.33               $    6,710.67
 5/31/2003       $   2,051.24         $ 24,174.26               $    7,559.32
 6/30/2003       $   2,112.41         $ 24,482.64               $    8,095.91
 7/31/2003       $   2,222.52         $ 24,914.31               $    8,352.22
 8/31/2003       $   2,585.46         $ 25,400.20               $    9,402.69
 9/30/2003       $   2,699.64         $ 25,130.46               $    9,420.66
10/31/2003       $  17,142.84         $ 26,552.09               $   10,143.55
11/30/2003       $   3,706.91         $ 26,785.70               $   11,349.79
12/31/2003       $   3,583.85         $ 28,190.46               $   11,268.46
 1/31/2004       $   3,178.82         $ 28,707.90               $    9,904.30
 2/29/2004       $   3,297.47         $ 29,106.92               $   10,361.07
 3/31/2004       $   3,616.57         $ 28,667.81               $   10,904.64
 4/30/2004       $   2,777.89         $ 28,217.77               $    8,519.14
 5/31/2004       $   3,002.90         $ 28,605.00               $    9,350.80
 6/30/2004       $   2,863.80         $ 29,161.22               $    8,984.71
 7/31/2004       $   2,696.07         $ 28,196.07               $    9,060.95
 8/31/2004       $   2,843.35         $ 28,310.12               $    9,892.23
 9/30/2004       $   3,252.46         $ 28,616.74               $   10,646.69
10/31/2004       $   3,293.37         $ 29,053.93               $   10,806.65
11/30/2004       $   3,542.93         $ 30,229.49               $   11,169.65
12/31/2004       $   3,353.15         $ 31,258.16               $   10,401.50
-----------------------------------------------------------------------------








 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                               December 31, 2004

                               Six Month  One Year     Five Year   Ten Year
  Gold Shares Fund              17.09%    (6.44)%       17.17%     (10.34)%
  -------------------------------------------------------------------------
  S&P 500 Index                  7.19%    10.88%        (2.30)%     12.07%
  -------------------------------------------------------------------------
  Philadelphia Stock Exchange
    Gold & Silver Index         15.77%    (7.69)%        9.69%       0.39%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Philadelphia Stock Exchange Gold &
  Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

 GOLD AND PRECIOUS MINERALS FUNDS


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Critical drivers moving gold prices higher include the following:

* The war on terrorism is proving to be very expensive. The dilemma we face is that one can never know if enough money has been spent. There is also a natural bias to overspend in this environment. Even an unsuccessful attack would likely draw more criticism than praise.

* As recently reported in The Wall Street Journal, the U.S. has gone from having net foreign assets of 9 percent in 1978 to net foreign liabilities of 27 percent. Commentators pointed out that there is no historical precedent for such a large economy to be so heavily in debt. The net result is that we are much more dependant today on the confidence the rest of the world has in U.S. economic policies.

* The current account deficit is now approaching 6 percent of gross domestic product. Our trade balance hit a record deficit of $60 billion in November 2004. Weakness in the U.S. dollar has not been as stimulating as expected. With China's currency pegged to the U.S. dollar, Chinese goods have become just as cheap for the rest of the world to buy, plus they have a superior cost structure. Europe has now replaced the U.S. as the largest trading partner with China.

The macro economic drivers that would lead to a sustained turnaround in the U.S. dollar are not visible yet. In the last six months, the U.S. Trade-Weighted Dollar Index(1) has fallen almost 9 percent in value--and we are likely to witness a rebound from its presently oversold conditions in the near term--but it will only be a bear market rally; the trend is still down. Investors in gold are often told that gold is a volatile asset class, but they should recognize that it is not gold that is volatile, it is the currencies that are volatile.
Note in the following chart that the gold price has remained fairly stable in South African rand, Australian dollar and Canadian dollar terms, but has been very volatile in U.S. dollar terms.

 GOLD AND PRECIOUS MINERALS FUNDS


                 [RISKS OF CURRENCY VOLATILITY Graph]
[Graphic: Line graph created from data points in following table.]

                  US DOLLAR              SOUTH AFRICAN RAND          AUSTRALIAN DOLLAR                CANADIAN DOLLAR
   DATE           LAST PRICE                 LAST PRICE                  LAST PRICE                      LAST PRICE
 --------      ----------------         ------------------           --------------------            --------------------

1/4/2002      278.95     0.00%          3365.532      0.00%          536.7004       0.00%            445.5111       0.00%
1/11/2002     287.55     3.08%           3265.13     -2.98%          551.7076       2.80%            458.7141       2.96%
1/18/2002     283.55     1.65%          3249.483     -3.45%          550.8499       2.64%            456.7565       2.52%
1/25/2002     279.45     0.18%           3180.56     -5.50%          540.7315       0.75%            449.7469       0.95%
2/1/2002      286.25     2.62%          3333.811     -0.94%          562.9856       4.90%            455.7673       2.30%
2/8/2002      303.75     8.89%           3480.61      3.42%          594.1901      10.71%            485.2254       8.91%
2/15/2002     297.85     6.78%          3405.915      1.20%          576.6141       7.44%            474.0879       6.41%
2/22/2002     292.75     4.95%          3332.959     -0.97%          571.6099       6.50%            467.3607       4.90%
3/1/2002      298.15     6.88%          3361.641     -0.12%          575.8571       7.30%            475.2511       6.68%
3/8/2002      289.75     3.87%          3377.036      0.34%          553.5919       3.15%            459.4566       3.13%
3/15/2002     290.05     3.98%          3447.969      2.45%          552.7394       2.99%            460.0483       3.26%
3/22/2002     297.75     6.74%          3416.681      1.52%          560.5233       4.44%            469.6708       5.42%
3/29/2002     302.65     8.50%          3435.334      2.07%          567.2383       5.69%            482.7721       8.36%
4/5/2002      300.05     7.56%          3338.056     -0.82%          565.4919       5.36%            477.0495       7.08%
4/12/2002     302.15     8.32%           3382.72      0.51%          565.6651       5.40%            479.6631       7.67%
4/19/2002     302.35     8.39%          3361.225     -0.13%          560.3744       4.41%            475.4152       6.71%
4/26/2002     311.35    11.61%          3334.714     -0.92%          573.0193       6.77%            486.7646       9.26%
5/3/2002      311.95    11.83%          3252.703     -3.35%           578.435       7.78%            487.6715       9.46%
5/10/2002     311.05    11.51%          3186.863     -5.31%          571.4154       6.47%            484.3515       8.72%
5/17/2002     311.05    11.51%          3120.142     -7.29%          563.3433       4.96%            480.5411       7.86%
5/24/2002     320.55    14.91%            3205.5     -4.76%          576.6843       7.45%            491.5955      10.34%
5/31/2002     326.55    17.06%          3202.802     -4.84%          576.9944       7.51%            499.3929      12.09%
6/7/2002      323.95    16.13%           3201.76     -4.87%           567.189       5.68%             496.421      11.43%
6/14/2002     319.35    14.48%          3334.972     -0.91%          569.1499       6.05%            494.5614      11.01%
6/21/2002     324.65    16.38%          3317.923     -1.41%          565.3954       5.35%            493.7115      10.82%
6/28/2002     314.45    12.73%          3261.004     -3.11%          558.1293       3.99%             478.247       7.35%
7/5/2002      311.55    11.69%          3140.424     -6.69%          560.1906       4.38%            474.6776       6.55%
7/12/2002     316.05    13.30%          3147.858     -6.47%          564.2742       5.14%            484.0463       8.65%
7/19/2002     323.95    16.13%          3220.063     -4.32%           582.906       8.61%            499.3851      12.09%
7/26/2002     303.75     8.89%          3122.094     -7.23%          566.8035       5.61%            481.5501       8.09%
8/2/2002      307.35    10.18%          3141.885     -6.65%           570.064       6.22%            488.2562       9.59%
8/9/2002      314.55    12.76%           3288.62     -2.29%          587.0661       9.38%            494.1581      10.92%
8/16/2002     313.95    12.55%          3320.649     -1.33%          575.5799       7.24%            490.2015      10.03%
8/23/2002     307.05    10.07%          3331.492     -1.01%          564.8974       5.25%            478.0615       7.31%
8/30/2002     312.75    12.12%           3290.13     -2.24%          568.2231       5.87%            487.2645       9.37%
9/6/2002      320.25    14.81%          3362.625     -0.09%          585.6803       9.13%            500.5507      12.35%
9/13/2002     316.85    13.59%          3334.054     -0.94%          575.6199       7.25%            501.9379      12.67%
9/20/2002     322.15    15.49%          3409.152      1.30%           589.209       9.78%            507.3057      13.87%
9/27/2002     319.95    14.70%          3373.073      0.22%          588.7386       9.70%            504.1292      13.16%
10/4/2002     322.25    15.52%          3354.783     -0.32%          589.3919       9.82%            513.5537      15.27%
10/11/2002    316.75    13.55%          3305.286     -1.79%          576.9581       7.50%            502.7931      12.86%
10/18/2002    312.85    12.15%          3242.221     -3.66%          568.9734       6.01%            492.1756      10.47%
10/25/2002    313.85    12.51%          3172.553     -5.73%          565.4446       5.36%            491.8657      10.40%
11/1/2002     319.75    14.63%            3197.5     -4.99%          572.1059       6.60%            497.7868      11.73%
11/8/2002     321.55    15.27%          3141.544     -6.66%           568.964       6.01%            503.1453      12.94%
11/15/2002    320.55    14.91%          3083.691     -8.37%          568.8049       5.98%             507.062      13.82%
11/22/2002    321.05    15.09%          3037.935     -9.73%          569.6416       6.14%             506.954      13.79%
11/29/2002    318.15    14.05%          2946.864    -12.44%          567.7701       5.79%             497.698      11.71%
12/6/2002     326.25    16.96%          3003.131    -10.77%          582.3293       8.50%            510.4344      14.57%
12/13/2002    333.15    19.43%          2917.061    -13.33%          590.4298      10.01%            519.2476      16.55%
12/20/2002    340.75    22.15%          3034.447     -9.84%          606.8026      13.06%             529.287      18.80%
12/27/2002    349.25    25.20%          3056.706     -9.18%          622.4936      15.99%            547.4144      22.87%
1/3/2003      351.25    25.92%          2963.918    -11.93%          621.1867      15.74%            550.1453      23.49%
1/10/2003     354.75    27.17%          3022.896    -10.18%          608.6994      13.42%            548.9934      23.23%
1/17/2003     356.55    27.82%          3160.816     -6.08%          602.7385      12.30%            547.2507      22.84%
1/24/2003     368.25    32.01%          3213.939     -4.50%          622.0439      15.90%            560.1635      25.74%
1/31/2003     368.15    31.98%          3132.846     -6.91%          627.6532      16.95%            560.6372      25.84%
2/7/2003      369.75    32.55%           3106.75     -7.69%          625.8993      16.62%            562.3343      26.22%
2/14/2003     351.55    26.03%          2923.138    -13.14%           593.684      10.62%            534.7427      20.03%
2/21/2003     351.35    25.95%          2830.124    -15.91%          587.8859       9.54%            528.7993      18.69%
2/28/2003     349.95    25.45%          2829.346    -15.93%          575.5757       7.24%            520.5332      16.84%
3/7/2003      350.75    25.74%          2792.005    -17.04%          571.7662       6.53%            514.5327      15.49%
3/14/2003     336.35    20.58%          2762.106    -17.93%          562.7405       4.85%            496.6208      11.47%
3/21/2003     326.05    16.88%          2674.588    -20.53%          552.9552       3.03%            487.1024       9.34%
3/28/2003     331.85    18.96%          2647.367    -21.34%          552.3928       2.92%            487.2222       9.36%
4/4/2003      325.55    16.71%          2582.067    -23.28%          541.5454       0.90%            479.1282       7.55%
4/11/2003     328.05    17.60%          2555.936    -24.06%           542.321       1.05%            475.9185       6.83%
4/18/2003     325.95    16.85%          2477.057    -26.40%          530.3881      -1.18%            472.8557       6.14%
4/25/2003     333.25    19.47%          2409.397    -28.41%          540.5077       0.71%             483.879       8.61%
5/2/2003      340.95    22.23%          2546.044    -24.35%            540.89       0.78%            484.4729       8.75%
5/9/2003      348.55    24.95%          2532.669    -24.75%          541.1006       0.82%            485.5998       9.00%
5/16/2003     354.75    27.17%          2738.138    -18.64%          545.6014       1.66%            485.9188       9.07%
5/23/2003     368.75    32.19%          2907.594    -13.61%          560.7939       4.49%            508.0638      14.04%
5/30/2003     364.45    30.65%          2944.756    -12.50%          559.1868       4.19%            499.5698      12.13%
6/6/2003      363.75    30.40%          2930.006    -12.94%          550.8442       2.64%            492.8449      10.62%
6/13/2003     356.65    27.85%          2803.269    -16.71%          534.1871      -0.47%            476.6449       6.99%
6/20/2003     357.38    28.12%          2817.902    -16.27%          535.1527      -0.29%            485.9228       9.07%
6/27/2003     345.25    23.77%          2579.104    -23.37%          518.7829      -3.34%            465.6387       4.52%
7/4/2003      350.85    25.78%          2626.902    -21.95%          516.5636      -3.75%            470.0513       5.51%
7/11/2003      345.2    23.75%           2614.89    -22.30%          522.1601      -2.71%            474.8572       6.59%
7/18/2003     347.25    24.48%          2664.276    -20.84%          536.0865      -0.11%            489.3621       9.84%
7/25/2003     362.75    30.04%          2696.865    -19.87%          546.2691       1.78%            500.7401      12.40%
8/1/2003      346.15    24.09%          2581.414    -23.30%          530.3761      -1.18%            484.1254       8.67%
8/8/2003      356.75    27.89%          2641.805    -21.50%          546.5339       1.83%            496.2036      11.38%
8/15/2003     363.75    30.40%          2666.724    -20.76%          551.1781       2.70%            504.4485      13.23%
8/22/2003     362.95    30.11%          2708.061    -19.54%          558.6855       4.10%            511.4147      14.79%
8/29/2003     375.55    34.63%          2757.945    -18.05%           579.061       7.89%            520.5499      16.84%
9/5/2003      377.35    35.28%          2813.899    -16.39%          582.3752       8.51%            517.3469      16.12%
9/12/2003     375.25    34.52%          2761.446    -17.95%          565.5188       5.37%            511.2781      14.76%
9/19/2003     381.85    36.89%          2804.688    -16.66%          567.7645       5.79%            514.7338      15.54%
9/26/2003     380.85    36.53%          2738.312    -18.64%          564.8079       5.24%            516.1089      15.85%
10/3/2003     369.55    32.48%          2576.318    -23.45%          544.6975       1.49%            497.4697      11.66%
10/10/2003    373.05    33.73%          2600.159    -22.74%          540.1042       0.63%            492.7804      10.61%
10/17/2003    371.65    33.23%          2679.596    -20.38%          537.6103       0.17%            488.4224       9.63%
10/24/2003    388.55    39.29%          2679.441    -20.39%          554.0425       3.23%            507.0189      13.81%
10/31/2003    384.25    37.75%          2649.788    -21.27%          543.0712       1.19%             506.576      13.71%
11/7/2003     383.05    37.32%          2654.537    -21.13%          539.6971       0.56%            506.4687      13.68%
11/14/2003    397.55    42.52%          2666.567    -20.77%          552.9976       3.04%            518.5046      16.38%
11/21/2003    396.05    41.98%          2584.721    -23.20%          547.4084       2.00%            516.0928      15.84%
11/28/2003    398.15    42.73%          2541.192    -24.49%           549.893       2.46%            516.7589      15.99%
12/5/2003     406.35    45.67%          2565.592    -23.77%          552.2936       2.91%              530.49      19.07%
12/12/2003    408.85    46.57%           2602.33    -22.68%          550.3062       2.54%            538.5372      20.88%
12/19/2003    409.35    46.75%          2829.693    -15.92%          555.3898       3.48%            548.6927      23.16%
12/26/2003    412.25    47.79%          2747.193    -18.37%          556.1551       3.62%            539.0169      20.99%
1/2/2004      415.85    49.08%          2716.727    -19.28%          548.0003       2.11%            535.8851      20.29%
1/9/2004      426.38    52.85%          2851.916    -15.26%          548.4276       2.19%            542.0506      21.67%
1/16/2004     406.75    45.81%          2963.479    -11.95%          532.8835      -0.71%            528.5106      18.63%
1/23/2004     408.08    46.29%          2918.348    -13.29%          528.1157      -1.60%            537.2307      20.59%
1/30/2004     402.45    44.27%          2840.391    -15.60%          527.6304      -1.69%            533.9304      19.85%
2/6/2004      403.35    44.60%          2812.923    -16.42%          524.0353      -2.36%            535.9715      20.30%
2/13/2004     410.15    47.03%           2712.65    -19.40%           520.033      -3.11%            539.4498      21.09%
2/20/2004     397.55    42.52%          2674.438    -20.53%          519.6732      -3.17%            535.2216      20.14%
2/27/2004     396.15    42.01%          2621.523    -22.11%          512.2188      -4.56%            529.6723      18.89%
3/5/2004      401.25    43.84%            2657.8    -21.03%          528.3429      -1.56%            529.1685      18.78%
3/12/2004     395.25    41.69%          2660.033    -20.96%          539.1489       0.46%            528.5085      18.63%
3/19/2004     412.35    47.82%          2737.983    -18.65%          550.6443       2.60%            548.5698      23.13%
3/26/2004     422.35    51.41%          2765.168    -17.84%          567.6748       5.77%            556.7207      24.96%
4/2/2004      420.65    50.80%          2700.573    -19.76%          554.9472       3.40%            552.9654      24.12%
4/9/2004      420.05    50.58%          2633.692    -21.75%          550.5964       2.59%            558.4985      25.36%
4/16/2004     400.55    43.59%          2580.063    -23.34%          538.5184       0.34%            538.8399      20.95%
4/23/2004     395.05    41.62%          2662.104    -20.90%          539.5384       0.53%            537.4852      20.64%
4/30/2004     386.75    38.64%          2695.145    -19.92%          536.1476      -0.10%            530.4856      19.07%
5/7/2004      378.75    35.78%          2664.506    -20.83%          537.0817       0.07%            523.8681      17.59%
5/14/2004     376.65    35.02%          2551.804    -24.18%          546.5032       1.83%            524.1085      17.64%
5/21/2004     384.35    37.78%          2589.328    -23.06%          548.0927       2.12%            527.5589      18.42%
5/28/2004     393.35    41.01%          2570.798    -23.61%          551.4124       2.74%            536.8048      20.49%
6/4/2004      389.95    39.79%          2516.387    -25.23%          561.1195       4.55%            525.9256      18.05%
6/11/2004     384.55    37.86%          2502.459    -25.64%           555.708       3.54%            524.8338      17.80%
6/18/2004     394.85    41.55%          2519.143    -25.15%          572.3708       6.65%            538.5359      20.88%
6/25/2004     401.55    43.95%          2526.773    -24.92%          574.0118       6.95%            541.5504      21.56%
7/2/2004      397.95    42.66%          2435.653    -27.63%          557.7045       3.91%            526.5874      18.20%
7/9/2004      407.65    46.14%          2492.515    -25.94%          564.3777       5.16%            537.8738      20.73%
7/16/2004     406.65    45.78%          2415.501    -28.23%          555.7226       3.54%            531.4103      19.28%
7/23/2004     390.15    39.86%          2428.898    -27.83%           549.275       2.34%            515.0565      15.61%
7/30/2004     391.05    40.19%           2459.04    -26.93%          557.7664       3.93%            519.4903      16.61%
8/6/2004      399.75    43.31%          2448.509    -27.25%          559.5605       4.26%            523.5926      17.53%
8/13/2004     398.95    43.02%          2585.176    -23.19%          556.6097       3.71%             522.425      17.26%
8/20/2004     412.75    47.97%          2710.756    -19.46%           570.018       6.21%            535.1923      20.13%
8/27/2004     403.25    44.56%          2721.413    -19.14%          573.1647       6.79%            528.7817      18.69%
9/3/2004      401.05    43.77%          2657.718    -21.03%          581.6534       8.38%            521.2447      17.00%
9/10/2004     402.75    44.38%          2645.665    -21.39%          577.7092       7.64%            519.1448      16.53%
9/17/2004     405.65    45.42%           2655.79    -21.09%          581.6604       8.38%            526.4931      18.18%
9/24/2004     407.83    46.20%          2614.668    -22.31%          571.7841       6.54%            519.8749      16.69%
10/1/2004     419.47    50.37%          2715.218    -19.32%          578.8919       7.86%            529.6794      18.89%
10/8/2004     422.78    51.56%          2768.754    -17.73%          574.6178       7.06%            529.0818      18.76%
10/15/2004     418.8    50.13%          2697.595    -19.85%          573.2668       6.81%            524.6307      17.76%
10/22/2004    424.23    52.08%          2610.596    -22.43%          574.5971       7.06%            524.8936      17.82%
10/29/2004    428.55    53.63%          2624.569    -22.02%          574.6564       7.07%             522.381      17.25%
11/5/2004     433.55    55.42%          2647.169    -21.34%          569.6735       6.14%             520.325      16.79%
11/12/2004    437.85    56.96%           2677.19    -20.45%          569.9317       6.19%            522.9242      17.38%
11/19/2004    447.05    60.26%            2682.3    -20.30%          569.7445       6.16%            533.8224      19.82%
11/26/2004    451.95    62.02%          2636.676    -21.66%          572.0887       6.59%            532.0807      19.43%
12/3/2004      455.9    63.43%          2627.694    -21.92%          586.0274       9.19%            546.3734      22.64%
12/10/2004     434.2    55.66%          2522.637    -25.04%          578.0086       7.70%            531.6128      19.33%
12/17/2004     441.5    58.27%          2550.435    -24.22%          579.0544       7.89%            540.7713      21.38%
12/24/2004    442.65    58.68%           2499.91    -25.72%            575.73       7.27%            544.3046      22.18%
12/31/2004    438.45    57.18%          2482.723    -26.23%           560.069       4.35%            526.8635      18.26%

Source: Bloomberg

 GOLD AND PRECIOUS MINERALS FUNDS


For all the money that was raised to finance new ventures, there were no major new discoveries by a junior mining company as in previous cycles, and many developing companies experienced delays. Investors looking for profit growth and stronger cash flow from a higher gold price found disappointment due to currency swings and higher energy costs. Another hurdle for the mining industry in this cycle has been the formation of better organized anti-mining groups or Non-Governmental Organizations (NGOs) that have successfully used the political process to create delays for new projects to move forward. This has subsequently disappointed many investors. Note in the chart below the typical price impact that bad news has had on a company's share price.

DELAYS & DISAPPOINTMENTS
RECOVERY PHASE: GENERALLY MORE THAN 1.5 YEARS, IF AT ALL!

Average Share Price Impact: By Event Type

                        [Delays & Disappointments Chart]

[Graphic: Bar graph created from data points in following table.]

    -0.15897    Major Project Delay
    -0.30897    Feasibility Disappointment
    -0.33846    Operating Disappointment
    -0.36923    Social/Env. Concerns/Delay
    -0.46026    Exchange Issues
    -0.46026    Major Exploration Disappointment
    -0.5        Property Ownership Dispute

Source: CIBC World Markets Inc.


All of these factors have contributed to compressing the valuations of gold stocks in the last six months. Gold prices reached new 16-year highs in December 2004, yet the stock prices are lower now than they were in March of 2004 when gold had set previous highs. In addition, another form of cannibalism that has plagued the returns in the gold mining sector has been the prevalence of hostile bids to take over one's peers. A recent study showed that on average, 60 days after the launch of the bid, the shareholders of the acquiring company experienced a 21.9 percent loss in market value.

INVESTMENT HIGHLIGHTS

For the six months ending December 31, 2004, the World Precious Minerals Fund returned 22.96 percent and the Gold Shares Fund returned 17.09 percent. The AMEX Gold BUGS Index, World Precious Minerals Fund's benchmark, gained 14.43 percent (on a total return basis), while the

 GOLD AND PRECIOUS MINERALS FUNDS


Philadelphia Stock Exchange Gold & Silver Index, Gold Shares Fund's benchmark, returned 15.77 percent. Spot gold closed at $438.45, up $44.20 or 11.21 percent for the same period. In contrast, the S&P 500 Index posted a positive return of
7.19 percent while the U.S. Trade-Weighted Dollar Index(1) fell 8.95 percent over the last six months. Over the same period, the yield on the 90-day Treasury bill jumped slightly more than 75 percent, tacking on 95 basis points to finish at 2.22 percent.

Our investment process is an active management style versus a more passive indexing approach. This is what has allowed us to create value for our shareholders. Alpha is a measure of investor skill in delivering superior performance. The table below shows our alpha relative to our peers for the gold and natural resources funds.

AVERAGE ALPHA OF SELECTED MORNINGSTAR CATEGORIES AS OF
DECEMBER 31, 2004

                                PRECIOUS METALS:

  PEER GROUP AVERAGE     WORLD PRECIOUS MINERALS FUND    GOLD SHARES FUND
       33.08%                       55.06%                    45.26%

NATURAL RESOURCES:

  PEER GROUP AVERAGE        GLOBAL RESOURCES FUND
       15.61%                       46.48%


According to Morningstar, alpha is a measure of the difference between a fund's actual returns and its expected performance, given its level of risk as measured by beta. A positive alpha indicates the fund has performed better than its beta would predict. In contrast, a negative alpha indicates the fund's underperformance, given the expectations established by the fund's beta. All Modern Portfolio Theory (MPT) statistics (alpha, beta, and R-squared) are based on a least-squared regression of the fund's return over Treasury bills (called excess return) and the excess returns of the fund's benchmark index (as defined by Morningstar).

We have made several critical investment decisions, which generated superior relative performance:

* We focused on mid-cap unhedged gold producers.

* We also concentrated our investments in companies that produced two metals, e.g., copper-gold porphyry producers like Wheaton River Minerals Ltd.(2) and Northern Orion Resources, Inc.(3) In addition, exploration successes like Placer Dome, Inc.(4) with the Cortez Hill discovery and Bema Gold Corp.'s(5) Kupol deposits were big winners for us.

 GOLD AND PRECIOUS MINERALS FUNDS


* We invested in companies reflecting the three critical growth drivers:
  (a) Increasing reserves
  (b) Increasing production
  (c) Increasing cash flow

* We looked for undervalued junior gold companies with inexpensive resource ounces in the ground.

* We wanted to own companies wherein a rising gold price would greatly increase their reserve base and net asset value.

* We searched for companies that were undervalued on a relative peer group basis for several fundamental metrics; e.g., ounce per share, production per share, net asset value per share, cash flow multiples.

* We use statistical models to manage the price risk of the portfolios, looking for significant moves where the probability of a price reversal is high, and adjust our cash position accordingly. For example, the following chart shows the 60-day rate of change for the Philadelphia Stock Exchange Gold & Silver Index with its probability distribution of price action.

 GOLD AND PRECIOUS MINERALS FUNDS


 PHILADELPHIA STOCK EXCHANGE GOLD & SILVER INDEX
 60-DAY RATE OF CHANGE

[Philadelphia Stock Exchange Gold & Silver Index 60-Day Rate of Change Graph]

[Graphic: Line graph created from data points in following table.]

   Date        Last Price     % Change    1 Std Dev   -1 Std Dev   2 Std Dev   -2 Std Dev
---------      ----------     --------    ---------   ----------   ---------   ----------

 7/21/1989       95.55         7.5%        15.0%       -12.8%       28.8%       -26.6%
 7/24/1989        95.4         8.3%        15.0%       -12.8%       28.8%       -26.6%
 7/25/1989       95.15         8.2%        15.0%       -12.8%       28.8%       -26.6%
 7/26/1989       96.27         8.5%        15.0%       -12.8%       28.8%       -26.6%
 7/27/1989       95.97         9.3%        15.0%       -12.8%       28.8%       -26.6%
 7/28/1989       94.67         8.1%        15.0%       -12.8%       28.8%       -26.6%
 7/31/1989       95.44         7.3%        15.0%       -12.8%       28.8%       -26.6%
  8/1/1989        94.7         6.1%        15.0%       -12.8%       28.8%       -26.6%
  8/2/1989       98.34         8.3%        15.0%       -12.8%       28.8%       -26.6%
  8/3/1989       99.85        12.3%        15.0%       -12.8%       28.8%       -26.6%
  8/4/1989      100.01        12.4%        15.0%       -12.8%       28.8%       -26.6%
  8/7/1989      102.53        17.4%        15.0%       -12.8%       28.8%       -26.6%
  8/8/1989      102.27        18.0%        15.0%       -12.8%       28.8%       -26.6%
  8/9/1989      101.78        17.1%        15.0%       -12.8%       28.8%       -26.6%
 8/10/1989      101.61        15.9%        15.0%       -12.8%       28.8%       -26.6%
 8/11/1989       98.75        14.3%        15.0%       -12.8%       28.8%       -26.6%
 8/14/1989       99.51        16.3%        15.0%       -12.8%       28.8%       -26.6%
 8/15/1989      102.04        19.0%        15.0%       -12.8%       28.8%       -26.6%
 8/16/1989      101.89        18.8%        15.0%       -12.8%       28.8%       -26.6%
 8/17/1989      100.81        16.5%        15.0%       -12.8%       28.8%       -26.6%
 8/18/1989      101.79        17.7%        15.0%       -12.8%       28.8%       -26.6%
 8/21/1989       99.99        16.1%        15.0%       -12.8%       28.8%       -26.6%
 8/22/1989      100.14        15.6%        15.0%       -12.8%       28.8%       -26.6%
 8/23/1989       99.83        16.3%        15.0%       -12.8%       28.8%       -26.6%
 8/24/1989       99.74        15.0%        15.0%       -12.8%       28.8%       -26.6%
 8/25/1989       98.77        14.8%        15.0%       -12.8%       28.8%       -26.6%
 8/28/1989       98.77         9.3%        15.0%       -12.8%       28.8%       -26.6%
 8/29/1989       98.57         9.5%        15.0%       -12.8%       28.8%       -26.6%
 8/30/1989      102.26        14.1%        15.0%       -12.8%       28.8%       -26.6%
 8/31/1989      102.13        17.1%        15.0%       -12.8%       28.8%       -26.6%
  9/1/1989      102.01        15.8%        15.0%       -12.8%       28.8%       -26.6%
  9/4/1989      102.01        15.0%        15.0%       -12.8%       28.8%       -26.6%
  9/5/1989      101.87        13.9%        15.0%       -12.8%       28.8%       -26.6%
  9/6/1989      102.42        14.0%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1989      100.83        11.9%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1989       100.9        11.4%        15.0%       -12.8%       28.8%       -26.6%
 9/11/1989       99.61        10.5%        15.0%       -12.8%       28.8%       -26.6%
 9/12/1989       98.87         9.4%        15.0%       -12.8%       28.8%       -26.6%
 9/13/1989       98.56         4.9%        15.0%       -12.8%       28.8%       -26.6%
 9/14/1989       98.75         4.8%        15.0%       -12.8%       28.8%       -26.6%
 9/15/1989       98.73         4.6%        15.0%       -12.8%       28.8%       -26.6%
 9/18/1989       99.59         5.2%        15.0%       -12.8%       28.8%       -26.6%
 9/19/1989       98.62         4.8%        15.0%       -12.8%       28.8%       -26.6%
 9/20/1989      101.13         9.3%        15.0%       -12.8%       28.8%       -26.6%
 9/21/1989       101.8        10.1%        15.0%       -12.8%       28.8%       -26.6%
 9/22/1989      103.67        13.1%        15.0%       -12.8%       28.8%       -26.6%
 9/25/1989      106.41        16.0%        15.0%       -12.8%       28.8%       -26.6%
 9/26/1989      104.82        10.1%        15.0%       -12.8%       28.8%       -26.6%
 9/27/1989      104.22         8.5%        15.0%       -12.8%       28.8%       -26.6%
 9/28/1989       104.9         9.3%        15.0%       -12.8%       28.8%       -26.6%
 9/29/1989       103.8         7.7%        15.0%       -12.8%       28.8%       -26.6%
 10/2/1989      103.85         8.1%        15.0%       -12.8%       28.8%       -26.6%
 10/3/1989      103.53         5.9%        15.0%       -12.8%       28.8%       -26.6%
 10/4/1989      103.86         6.4%        15.0%       -12.8%       28.8%       -26.6%
 10/5/1989      101.35         4.7%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1989      101.31         4.6%        15.0%       -12.8%       28.8%       -26.6%
 10/9/1989      101.31         5.1%        15.0%       -12.8%       28.8%       -26.6%
10/10/1989      101.43         6.3%        15.0%       -12.8%       28.8%       -26.6%
10/11/1989      100.97         5.5%        15.0%       -12.8%       28.8%       -26.6%
10/12/1989      100.97         5.7%        15.0%       -12.8%       28.8%       -26.6%
10/13/1989       98.13         2.9%        15.0%       -12.8%       28.8%       -26.6%
10/16/1989       99.11         4.2%        15.0%       -12.8%       28.8%       -26.6%
10/17/1989       98.36         2.2%        15.0%       -12.8%       28.8%       -26.6%
10/18/1989       98.36         2.5%        15.0%       -12.8%       28.8%       -26.6%
10/19/1989        98.3         3.8%        15.0%       -12.8%       28.8%       -26.6%
10/20/1989        98.3         3.0%        15.0%       -12.8%       28.8%       -26.6%
10/23/1989       97.68         3.1%        15.0%       -12.8%       28.8%       -26.6%
10/24/1989       97.91        -0.4%        15.0%       -12.8%       28.8%       -26.6%
10/25/1989       98.76        -1.1%        15.0%       -12.8%       28.8%       -26.6%
10/26/1989      101.84         1.8%        15.0%       -12.8%       28.8%       -26.6%
10/27/1989      107.64         5.0%        15.0%       -12.8%       28.8%       -26.6%
10/30/1989      106.88         4.5%        15.0%       -12.8%       28.8%       -26.6%
10/31/1989      105.47         3.6%        15.0%       -12.8%       28.8%       -26.6%
 11/1/1989      107.56         5.9%        15.0%       -12.8%       28.8%       -26.6%
 11/2/1989       110.6        12.0%        15.0%       -12.8%       28.8%       -26.6%
 11/3/1989       111.2        11.7%        15.0%       -12.8%       28.8%       -26.6%
 11/6/1989      113.77        11.5%        15.0%       -12.8%       28.8%       -26.6%
 11/7/1989      117.22        15.0%        15.0%       -12.8%       28.8%       -26.6%
 11/8/1989      116.57        15.6%        15.0%       -12.8%       28.8%       -26.6%
 11/9/1989      114.95        12.9%        15.0%       -12.8%       28.8%       -26.6%
11/10/1989      115.55        15.6%        15.0%       -12.8%       28.8%       -26.6%
11/13/1989      118.24        18.1%        15.0%       -12.8%       28.8%       -26.6%
11/14/1989      119.48        19.7%        15.0%       -12.8%       28.8%       -26.6%
11/15/1989      116.76        17.1%        15.0%       -12.8%       28.8%       -26.6%
11/16/1989      115.62        17.1%        15.0%       -12.8%       28.8%       -26.6%
11/17/1989      116.83        18.3%        15.0%       -12.8%       28.8%       -26.6%
11/20/1989       118.8        20.5%        15.0%       -12.8%       28.8%       -26.6%
11/21/1989      121.55        18.9%        15.0%       -12.8%       28.8%       -26.6%
11/22/1989      121.35        18.8%        15.0%       -12.8%       28.8%       -26.6%
11/23/1989      121.35        19.0%        15.0%       -12.8%       28.8%       -26.6%
11/24/1989      123.41        21.0%        15.0%       -12.8%       28.8%       -26.6%
11/27/1989      120.29        18.1%        15.0%       -12.8%       28.8%       -26.6%
11/28/1989      119.94        17.1%        15.0%       -12.8%       28.8%       -26.6%
11/29/1989      119.02        18.0%        15.0%       -12.8%       28.8%       -26.6%
11/30/1989      119.36        18.3%        15.0%       -12.8%       28.8%       -26.6%
 12/1/1989       119.8        20.3%        15.0%       -12.8%       28.8%       -26.6%
 12/4/1989      115.51        16.8%        15.0%       -12.8%       28.8%       -26.6%
 12/5/1989      116.06        17.8%        15.0%       -12.8%       28.8%       -26.6%
 12/6/1989      117.71        19.2%        15.0%       -12.8%       28.8%       -26.6%
 12/7/1989      121.66        23.2%        15.0%       -12.8%       28.8%       -26.6%
 12/8/1989      123.89        24.4%        15.0%       -12.8%       28.8%       -26.6%
12/11/1989      126.75        28.5%        15.0%       -12.8%       28.8%       -26.6%
12/12/1989      128.02        26.6%        15.0%       -12.8%       28.8%       -26.6%
12/13/1989      124.55        22.3%        15.0%       -12.8%       28.8%       -26.6%
12/14/1989      124.23        19.8%        15.0%       -12.8%       28.8%       -26.6%
12/15/1989      127.23        19.6%        15.0%       -12.8%       28.8%       -26.6%
12/18/1989      126.49        20.7%        15.0%       -12.8%       28.8%       -26.6%
12/19/1989      124.41        19.4%        15.0%       -12.8%       28.8%       -26.6%
12/20/1989      124.71        18.9%        15.0%       -12.8%       28.8%       -26.6%
12/21/1989      122.47        18.0%        15.0%       -12.8%       28.8%       -26.6%
12/22/1989      121.62        17.1%        15.0%       -12.8%       28.8%       -26.6%
12/25/1989      121.62        17.5%        15.0%       -12.8%       28.8%       -26.6%
12/26/1989      118.54        14.1%        15.0%       -12.8%       28.8%       -26.6%
12/27/1989      117.48        15.9%        15.0%       -12.8%       28.8%       -26.6%
12/28/1989      117.17        15.7%        15.0%       -12.8%       28.8%       -26.6%
12/29/1989      119.93        18.4%        15.0%       -12.8%       28.8%       -26.6%
  1/1/1990      119.93        18.2%        15.0%       -12.8%       28.8%       -26.6%
  1/2/1990      122.32        21.1%        15.0%       -12.8%       28.8%       -26.6%
  1/3/1990      119.08        17.9%        15.0%       -12.8%       28.8%       -26.6%
  1/4/1990      120.74        23.0%        15.0%       -12.8%       28.8%       -26.6%
  1/5/1990      124.71        25.8%        15.0%       -12.8%       28.8%       -26.6%
  1/8/1990      122.58        24.6%        15.0%       -12.8%       28.8%       -26.6%
  1/9/1990      123.15        25.2%        15.0%       -12.8%       28.8%       -26.6%
 1/10/1990      129.35        31.6%        15.0%       -12.8%       28.8%       -26.6%
 1/11/1990      133.91        36.2%        15.0%       -12.8%       28.8%       -26.6%
 1/12/1990      133.91        37.1%        15.0%       -12.8%       28.8%       -26.6%
 1/15/1990      133.05        35.9%        15.0%       -12.8%       28.8%       -26.6%
 1/16/1990      133.44        35.1%        15.0%       -12.8%       28.8%       -26.6%
 1/17/1990      133.44        31.0%        15.0%       -12.8%       28.8%       -26.6%
 1/18/1990      130.01        20.8%        15.0%       -12.8%       28.8%       -26.6%
 1/19/1990      127.78        19.6%        15.0%       -12.8%       28.8%       -26.6%
 1/22/1990      128.86        22.2%        15.0%       -12.8%       28.8%       -26.6%
 1/23/1990      132.41        23.1%        15.0%       -12.8%       28.8%       -26.6%
 1/24/1990      132.61        19.9%        15.0%       -12.8%       28.8%       -26.6%
 1/25/1990      133.01        19.6%        15.0%       -12.8%       28.8%       -26.6%
 1/26/1990      134.84        18.5%        15.0%       -12.8%       28.8%       -26.6%
 1/29/1990      136.29        16.3%        15.0%       -12.8%       28.8%       -26.6%
 1/30/1990      136.96        17.5%        15.0%       -12.8%       28.8%       -26.6%
 1/31/1990      130.28        13.3%        15.0%       -12.8%       28.8%       -26.6%
  2/1/1990      132.23        14.4%        15.0%       -12.8%       28.8%       -26.6%
  2/2/1990      131.05        10.8%        15.0%       -12.8%       28.8%       -26.6%
  2/5/1990       135.8        13.7%        15.0%       -12.8%       28.8%       -26.6%
  2/6/1990      134.63        15.3%        15.0%       -12.8%       28.8%       -26.6%
  2/7/1990      132.53        14.6%        15.0%       -12.8%       28.8%       -26.6%
  2/8/1990         133        13.8%        15.0%       -12.8%       28.8%       -26.6%
  2/9/1990      131.63        10.8%        15.0%       -12.8%       28.8%       -26.6%
 2/12/1990      132.26         8.8%        15.0%       -12.8%       28.8%       -26.6%
 2/13/1990      131.67         8.5%        15.0%       -12.8%       28.8%       -26.6%
 2/14/1990      129.93         7.1%        15.0%       -12.8%       28.8%       -26.6%
 2/15/1990      126.38         2.4%        15.0%       -12.8%       28.8%       -26.6%
 2/16/1990      125.75         4.5%        15.0%       -12.8%       28.8%       -26.6%
 2/19/1990      125.75         4.8%        15.0%       -12.8%       28.8%       -26.6%
 2/20/1990      128.79         8.2%        15.0%       -12.8%       28.8%       -26.6%
 2/21/1990      128.03         7.3%        15.0%       -12.8%       28.8%       -26.6%
 2/22/1990       125.7         4.9%        15.0%       -12.8%       28.8%       -26.6%
 2/23/1990      123.46         6.9%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1990       118.3         1.9%        15.0%       -12.8%       28.8%       -26.6%
 2/27/1990      119.14         1.2%        15.0%       -12.8%       28.8%       -26.6%
 2/28/1990      120.72        -0.8%        15.0%       -12.8%       28.8%       -26.6%
  3/1/1990      122.64        -1.0%        15.0%       -12.8%       28.8%       -26.6%
  3/2/1990      121.55        -4.1%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1990      120.62        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  3/6/1990      121.24        -2.7%        15.0%       -12.8%       28.8%       -26.6%
  3/7/1990       117.8        -5.2%        15.0%       -12.8%       28.8%       -26.6%
  3/8/1990      118.23        -7.1%        15.0%       -12.8%       28.8%       -26.6%
  3/9/1990      117.38        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1990      117.99        -5.2%        15.0%       -12.8%       28.8%       -26.6%
 3/13/1990      118.05        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 3/14/1990      118.23        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 3/15/1990       121.5        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 3/16/1990      122.84         1.0%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1990      125.07         5.5%        15.0%       -12.8%       28.8%       -26.6%
 3/20/1990      119.71         1.9%        15.0%       -12.8%       28.8%       -26.6%
 3/21/1990      118.59         1.2%        15.0%       -12.8%       28.8%       -26.6%
 3/22/1990      119.75        -0.2%        15.0%       -12.8%       28.8%       -26.6%
 3/23/1990      116.28        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 3/26/1990      109.37        -10.6%       15.0%       -12.8%       28.8%       -26.6%
 3/27/1990      110.14        -7.5%        15.0%       -12.8%       28.8%       -26.6%
 3/28/1990      110.73        -8.3%        15.0%       -12.8%       28.8%       -26.6%
 3/29/1990      112.82        -9.5%        15.0%       -12.8%       28.8%       -26.6%
 3/30/1990      112.71        -8.1%        15.0%       -12.8%       28.8%       -26.6%
  4/2/1990       111.1        -9.8%        15.0%       -12.8%       28.8%       -26.6%
  4/3/1990      112.39        -13.1%       15.0%       -12.8%       28.8%       -26.6%
  4/4/1990      111.64        -16.6%       15.0%       -12.8%       28.8%       -26.6%
  4/5/1990      111.31        -16.9%       15.0%       -12.8%       28.8%       -26.6%
  4/6/1990      114.37        -14.0%       15.0%       -12.8%       28.8%       -26.6%
  4/9/1990      111.89        -16.1%       15.0%       -12.8%       28.8%       -26.6%
 4/10/1990      110.55        -17.2%       15.0%       -12.8%       28.8%       -26.6%
 4/11/1990      107.85        -17.0%       15.0%       -12.8%       28.8%       -26.6%
 4/12/1990      106.51        -16.6%       15.0%       -12.8%       28.8%       -26.6%
 4/13/1990      106.51        -17.3%       15.0%       -12.8%       28.8%       -26.6%
 4/16/1990      105.15        -20.6%       15.0%       -12.8%       28.8%       -26.6%
 4/17/1990      104.58        -21.1%       15.0%       -12.8%       28.8%       -26.6%
 4/18/1990      109.17        -17.9%       15.0%       -12.8%       28.8%       -26.6%
 4/19/1990       108.3        -19.7%       15.0%       -12.8%       28.8%       -26.6%
 4/20/1990      105.24        -22.8%       15.0%       -12.8%       28.8%       -26.6%
 4/23/1990      105.14        -23.2%       15.0%       -12.8%       28.8%       -26.6%
 4/24/1990      104.45        -19.8%       15.0%       -12.8%       28.8%       -26.6%
 4/25/1990      101.64        -23.1%       15.0%       -12.8%       28.8%       -26.6%
 4/26/1990      101.93        -22.2%       15.0%       -12.8%       28.8%       -26.6%
 4/27/1990      100.98        -25.6%       15.0%       -12.8%       28.8%       -26.6%
 4/30/1990       99.47        -26.1%       15.0%       -12.8%       28.8%       -26.6%
  5/1/1990      100.05        -24.5%       15.0%       -12.8%       28.8%       -26.6%
  5/2/1990       98.49        -25.9%       15.0%       -12.8%       28.8%       -26.6%
  5/3/1990        99.8        -24.2%       15.0%       -12.8%       28.8%       -26.6%
  5/4/1990       99.25        -25.0%       15.0%       -12.8%       28.8%       -26.6%
  5/7/1990      100.75        -23.5%       15.0%       -12.8%       28.8%       -26.6%
  5/8/1990       100.3        -22.8%       15.0%       -12.8%       28.8%       -26.6%
  5/9/1990      105.31        -16.7%       15.0%       -12.8%       28.8%       -26.6%
 5/10/1990      106.35        -15.4%       15.0%       -12.8%       28.8%       -26.6%
 5/11/1990      105.44        -16.2%       15.0%       -12.8%       28.8%       -26.6%
 5/14/1990      104.34        -19.0%       15.0%       -12.8%       28.8%       -26.6%
 5/15/1990      104.04        -18.7%       15.0%       -12.8%       28.8%       -26.6%
 5/16/1990      103.71        -17.5%       15.0%       -12.8%       28.8%       -26.6%
 5/17/1990      103.47        -16.2%       15.0%       -12.8%       28.8%       -26.6%
 5/18/1990      106.92        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 5/21/1990      109.24        -8.3%        15.0%       -12.8%       28.8%       -26.6%
 5/22/1990      111.42        -7.7%        15.0%       -12.8%       28.8%       -26.6%
 5/23/1990      106.14        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 5/24/1990      106.76        -12.2%       15.0%       -12.8%       28.8%       -26.6%
 5/25/1990      106.79        -11.5%       15.0%       -12.8%       28.8%       -26.6%
 5/28/1990      106.79        -11.9%       15.0%       -12.8%       28.8%       -26.6%
 5/29/1990      106.89        -9.3%        15.0%       -12.8%       28.8%       -26.6%
 5/30/1990      106.25        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 5/31/1990      107.37        -8.5%        15.0%       -12.8%       28.8%       -26.6%
  6/1/1990      103.52        -12.3%       15.0%       -12.8%       28.8%       -26.6%
  6/4/1990      101.19        -14.3%       15.0%       -12.8%       28.8%       -26.6%
  6/5/1990      102.08        -13.7%       15.0%       -12.8%       28.8%       -26.6%
  6/6/1990       100.5        -17.3%       15.0%       -12.8%       28.8%       -26.6%
  6/7/1990        96.6        -21.4%       15.0%       -12.8%       28.8%       -26.6%
  6/8/1990       95.74        -23.5%       15.0%       -12.8%       28.8%       -26.6%
 6/11/1990        97.2        -18.8%       15.0%       -12.8%       28.8%       -26.6%
 6/12/1990          97        -18.2%       15.0%       -12.8%       28.8%       -26.6%
 6/13/1990       95.16        -20.5%       15.0%       -12.8%       28.8%       -26.6%
 6/14/1990       91.69        -21.1%       15.0%       -12.8%       28.8%       -26.6%
 6/15/1990       93.74        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 6/18/1990       94.34        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 6/19/1990       95.02        -14.2%       15.0%       -12.8%       28.8%       -26.6%
 6/20/1990       98.62        -12.6%       15.0%       -12.8%       28.8%       -26.6%
 6/21/1990       98.32        -12.8%       15.0%       -12.8%       28.8%       -26.6%
 6/22/1990       95.63        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 6/25/1990       97.23        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 6/26/1990       95.98        -14.0%       15.0%       -12.8%       28.8%       -26.6%
 6/27/1990       97.24        -12.6%       15.0%       -12.8%       28.8%       -26.6%
 6/28/1990       98.21        -14.1%       15.0%       -12.8%       28.8%       -26.6%
 6/29/1990      101.45        -9.3%        15.0%       -12.8%       28.8%       -26.6%
  7/2/1990      101.05        -8.6%        15.0%       -12.8%       28.8%       -26.6%
  7/3/1990      103.16        -4.3%        15.0%       -12.8%       28.8%       -26.6%
  7/4/1990      103.16        -3.1%        15.0%       -12.8%       28.8%       -26.6%
  7/5/1990      100.59        -5.6%        15.0%       -12.8%       28.8%       -26.6%
  7/6/1990       102.1        -2.9%        15.0%       -12.8%       28.8%       -26.6%
  7/9/1990       99.75        -4.6%        15.0%       -12.8%       28.8%       -26.6%
 7/10/1990       98.56        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 7/11/1990          98        -9.5%        15.0%       -12.8%       28.8%       -26.6%
 7/12/1990      101.59        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 7/13/1990      104.69        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 7/16/1990      105.63         1.1%        15.0%       -12.8%       28.8%       -26.6%
 7/17/1990      106.28         4.6%        15.0%       -12.8%       28.8%       -26.6%
 7/18/1990      104.76         2.8%        15.0%       -12.8%       28.8%       -26.6%
 7/19/1990      104.43         3.4%        15.0%       -12.8%       28.8%       -26.6%
 7/20/1990       103.4         4.0%        15.0%       -12.8%       28.8%       -26.6%
 7/23/1990      105.81         5.8%        15.0%       -12.8%       28.8%       -26.6%
 7/24/1990      105.61         7.2%        15.0%       -12.8%       28.8%       -26.6%
 7/25/1990      107.99         8.2%        15.0%       -12.8%       28.8%       -26.6%
 7/26/1990      106.68         7.5%        15.0%       -12.8%       28.8%       -26.6%
 7/27/1990       106.7         5.9%        15.0%       -12.8%       28.8%       -26.6%
 7/30/1990      106.74         6.4%        15.0%       -12.8%       28.8%       -26.6%
 7/31/1990      108.95         3.5%        15.0%       -12.8%       28.8%       -26.6%
  8/1/1990      111.46         4.8%        15.0%       -12.8%       28.8%       -26.6%
  8/2/1990      112.81         7.0%        15.0%       -12.8%       28.8%       -26.6%
  8/3/1990      111.13         6.5%        15.0%       -12.8%       28.8%       -26.6%
  8/6/1990      114.21         9.8%        15.0%       -12.8%       28.8%       -26.6%
  8/7/1990       115.1        11.0%        15.0%       -12.8%       28.8%       -26.6%
  8/8/1990      113.41         9.6%        15.0%       -12.8%       28.8%       -26.6%
  8/9/1990      112.23         5.0%        15.0%       -12.8%       28.8%       -26.6%
 8/10/1990      117.58         7.6%        15.0%       -12.8%       28.8%       -26.6%
 8/13/1990      122.82        10.2%        15.0%       -12.8%       28.8%       -26.6%
 8/14/1990      120.54        13.6%        15.0%       -12.8%       28.8%       -26.6%
 8/15/1990      119.19        11.6%        15.0%       -12.8%       28.8%       -26.6%
 8/16/1990      123.68        15.8%        15.0%       -12.8%       28.8%       -26.6%
 8/17/1990      124.28        16.4%        15.0%       -12.8%       28.8%       -26.6%
 8/20/1990      123.39        15.4%        15.0%       -12.8%       28.8%       -26.6%
 8/21/1990      122.37        15.2%        15.0%       -12.8%       28.8%       -26.6%
 8/22/1990      122.31        13.9%        15.0%       -12.8%       28.8%       -26.6%
 8/23/1990      119.44        15.4%        15.0%       -12.8%       28.8%       -26.6%
 8/24/1990      116.85        15.5%        15.0%       -12.8%       28.8%       -26.6%
 8/27/1990      108.04         5.8%        15.0%       -12.8%       28.8%       -26.6%
 8/28/1990      109.52         9.0%        15.0%       -12.8%       28.8%       -26.6%
 8/29/1990      109.94        13.8%        15.0%       -12.8%       28.8%       -26.6%
 8/30/1990      108.16        13.0%        15.0%       -12.8%       28.8%       -26.6%
 8/31/1990      108.05        11.2%        15.0%       -12.8%       28.8%       -26.6%
  9/3/1990      108.05        11.4%        15.0%       -12.8%       28.8%       -26.6%
  9/4/1990      107.61        13.1%        15.0%       -12.8%       28.8%       -26.6%
  9/5/1990      108.72        18.6%        15.0%       -12.8%       28.8%       -26.6%
  9/6/1990      107.77        15.0%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1990      105.78        12.1%        15.0%       -12.8%       28.8%       -26.6%
 9/10/1990      101.92         7.3%        15.0%       -12.8%       28.8%       -26.6%
 9/11/1990      103.06         4.5%        15.0%       -12.8%       28.8%       -26.6%
 9/12/1990      103.15         4.9%        15.0%       -12.8%       28.8%       -26.6%
 9/13/1990       103.2         7.9%        15.0%       -12.8%       28.8%       -26.6%
 9/14/1990      105.29         8.3%        15.0%       -12.8%       28.8%       -26.6%
 9/17/1990       107.4        11.9%        15.0%       -12.8%       28.8%       -26.6%
 9/18/1990      105.45         8.4%        15.0%       -12.8%       28.8%       -26.6%
 9/19/1990      103.83         5.7%        15.0%       -12.8%       28.8%       -26.6%
 9/20/1990      104.79         3.3%        15.0%       -12.8%       28.8%       -26.6%
 9/21/1990      105.41         4.3%        15.0%       -12.8%       28.8%       -26.6%
 9/24/1990      111.19         7.8%        15.0%       -12.8%       28.8%       -26.6%
 9/25/1990      110.78         7.4%        15.0%       -12.8%       28.8%       -26.6%
 9/26/1990      112.35        11.7%        15.0%       -12.8%       28.8%       -26.6%
 9/27/1990      109.08         6.8%        15.0%       -12.8%       28.8%       -26.6%
 9/28/1990      108.34         8.6%        15.0%       -12.8%       28.8%       -26.6%
 10/1/1990      101.54         3.0%        15.0%       -12.8%       28.8%       -26.6%
 10/2/1990      102.09         4.2%        15.0%       -12.8%       28.8%       -26.6%
 10/3/1990      103.49         1.9%        15.0%       -12.8%       28.8%       -26.6%
 10/4/1990      102.42        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 10/5/1990      101.28        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 10/8/1990       100.3        -5.6%        15.0%       -12.8%       28.8%       -26.6%
 10/9/1990       97.51        -6.9%        15.0%       -12.8%       28.8%       -26.6%
10/10/1990       96.73        -7.4%        15.0%       -12.8%       28.8%       -26.6%
10/11/1990       93.18        -9.9%        15.0%       -12.8%       28.8%       -26.6%
10/12/1990       92.73        -12.4%       15.0%       -12.8%       28.8%       -26.6%
10/15/1990       87.19        -17.4%       15.0%       -12.8%       28.8%       -26.6%
10/16/1990       86.16        -20.2%       15.0%       -12.8%       28.8%       -26.6%
10/17/1990       88.25        -17.3%       15.0%       -12.8%       28.8%       -26.6%
10/18/1990       90.27        -15.4%       15.0%       -12.8%       28.8%       -26.6%
10/19/1990       89.54        -16.1%       15.0%       -12.8%       28.8%       -26.6%
10/22/1990       88.42        -18.8%       15.0%       -12.8%       28.8%       -26.6%
10/23/1990       87.64        -21.4%       15.0%       -12.8%       28.8%       -26.6%
10/24/1990       88.88        -21.2%       15.0%       -12.8%       28.8%       -26.6%
10/25/1990       90.55        -18.5%       15.0%       -12.8%       28.8%       -26.6%
10/26/1990       88.08        -22.9%       15.0%       -12.8%       28.8%       -26.6%
10/29/1990       88.44        -23.2%       15.0%       -12.8%       28.8%       -26.6%
10/30/1990       90.34        -20.3%       15.0%       -12.8%       28.8%       -26.6%
10/31/1990       89.78        -20.0%       15.0%       -12.8%       28.8%       -26.6%
 11/1/1990       90.92        -22.7%       15.0%       -12.8%       28.8%       -26.6%
 11/2/1990       89.37        -27.2%       15.0%       -12.8%       28.8%       -26.6%
 11/5/1990       91.45        -24.1%       15.0%       -12.8%       28.8%       -26.6%
 11/6/1990       91.85        -22.9%       15.0%       -12.8%       28.8%       -26.6%
 11/7/1990       90.78        -26.6%       15.0%       -12.8%       28.8%       -26.6%
 11/8/1990       91.43        -26.4%       15.0%       -12.8%       28.8%       -26.6%
 11/9/1990       90.03        -27.0%       15.0%       -12.8%       28.8%       -26.6%
11/12/1990       87.49        -28.5%       15.0%       -12.8%       28.8%       -26.6%
11/13/1990       88.36        -27.8%       15.0%       -12.8%       28.8%       -26.6%
11/14/1990       85.85        -28.1%       15.0%       -12.8%       28.8%       -26.6%
11/15/1990       85.92        -26.5%       15.0%       -12.8%       28.8%       -26.6%
11/16/1990       85.93        -20.5%       15.0%       -12.8%       28.8%       -26.6%
11/19/1990       86.16        -21.3%       15.0%       -12.8%       28.8%       -26.6%
11/20/1990        83.9        -23.7%       15.0%       -12.8%       28.8%       -26.6%
11/21/1990       82.44        -23.8%       15.0%       -12.8%       28.8%       -26.6%
11/22/1990       82.44        -23.7%       15.0%       -12.8%       28.8%       -26.6%
11/23/1990       83.28        -22.9%       15.0%       -12.8%       28.8%       -26.6%
11/26/1990       84.54        -21.4%       15.0%       -12.8%       28.8%       -26.6%
11/27/1990       84.83        -22.0%       15.0%       -12.8%       28.8%       -26.6%
11/28/1990       86.31        -19.9%       15.0%       -12.8%       28.8%       -26.6%
11/29/1990       86.37        -18.3%       15.0%       -12.8%       28.8%       -26.6%
11/30/1990       85.24        -16.4%       15.0%       -12.8%       28.8%       -26.6%
 12/3/1990       82.26        -20.2%       15.0%       -12.8%       28.8%       -26.6%
 12/4/1990       82.54        -20.0%       15.0%       -12.8%       28.8%       -26.6%
 12/5/1990       80.43        -22.1%       15.0%       -12.8%       28.8%       -26.6%
 12/6/1990       80.63        -23.4%       15.0%       -12.8%       28.8%       -26.6%
 12/7/1990       81.45        -24.2%       15.0%       -12.8%       28.8%       -26.6%
12/10/1990       83.43        -20.9%       15.0%       -12.8%       28.8%       -26.6%
12/11/1990        81.8        -21.2%       15.0%       -12.8%       28.8%       -26.6%
12/12/1990        83.1        -20.7%       15.0%       -12.8%       28.8%       -26.6%
12/13/1990       83.58        -20.7%       15.0%       -12.8%       28.8%       -26.6%
12/14/1990       83.94        -24.5%       15.0%       -12.8%       28.8%       -26.6%
12/17/1990       84.15        -24.0%       15.0%       -12.8%       28.8%       -26.6%
12/18/1990       83.03        -26.1%       15.0%       -12.8%       28.8%       -26.6%
12/19/1990       88.21        -19.1%       15.0%       -12.8%       28.8%       -26.6%
12/20/1990       89.26        -17.6%       15.0%       -12.8%       28.8%       -26.6%
12/21/1990       88.19        -13.1%       15.0%       -12.8%       28.8%       -26.6%
12/24/1990       89.63        -12.2%       15.0%       -12.8%       28.8%       -26.6%
12/25/1990       89.63        -13.4%       15.0%       -12.8%       28.8%       -26.6%
12/26/1990       89.95        -12.2%       15.0%       -12.8%       28.8%       -26.6%
12/27/1990       87.95        -13.2%       15.0%       -12.8%       28.8%       -26.6%
12/28/1990       92.59        -7.7%        15.0%       -12.8%       28.8%       -26.6%
12/31/1990       97.04        -0.5%        15.0%       -12.8%       28.8%       -26.6%
  1/1/1991       97.04         0.3%        15.0%       -12.8%       28.8%       -26.6%
  1/2/1991       95.01         2.0%        15.0%       -12.8%       28.8%       -26.6%
  1/3/1991       94.29         1.7%        15.0%       -12.8%       28.8%       -26.6%
  1/4/1991       90.92         4.3%        15.0%       -12.8%       28.8%       -26.6%
  1/7/1991       96.83        12.4%        15.0%       -12.8%       28.8%       -26.6%
  1/8/1991       95.57         8.3%        15.0%       -12.8%       28.8%       -26.6%
  1/9/1991       94.63         4.8%        15.0%       -12.8%       28.8%       -26.6%
 1/10/1991       93.27         4.2%        15.0%       -12.8%       28.8%       -26.6%
 1/11/1991        93.6         5.9%        15.0%       -12.8%       28.8%       -26.6%
 1/14/1991       94.38         7.7%        15.0%       -12.8%       28.8%       -26.6%
 1/15/1991       94.12         5.9%        15.0%       -12.8%       28.8%       -26.6%
 1/16/1991        92.5         2.2%        15.0%       -12.8%       28.8%       -26.6%
 1/17/1991          85        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 1/18/1991       85.48        -3.3%        15.0%       -12.8%       28.8%       -26.6%
 1/21/1991        86.4        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 1/22/1991       87.02        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 1/23/1991       85.03        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 1/24/1991        83.3        -6.8%        15.0%       -12.8%       28.8%       -26.6%
 1/25/1991       83.03        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 1/28/1991       82.55        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 1/29/1991       81.99        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 1/30/1991       80.18        -12.3%       15.0%       -12.8%       28.8%       -26.6%
 1/31/1991       80.31        -10.8%       15.0%       -12.8%       28.8%       -26.6%
  2/1/1991       80.33        -8.2%        15.0%       -12.8%       28.8%       -26.6%
  2/4/1991          78        -11.7%       15.0%       -12.8%       28.8%       -26.6%
  2/5/1991       78.61        -8.4%        15.0%       -12.8%       28.8%       -26.6%
  2/6/1991       82.86        -3.6%        15.0%       -12.8%       28.8%       -26.6%
  2/7/1991       85.45        -0.6%        15.0%       -12.8%       28.8%       -26.6%
  2/8/1991        85.6        -0.6%        15.0%       -12.8%       28.8%       -26.6%
 2/11/1991       85.01         1.3%        15.0%       -12.8%       28.8%       -26.6%
 2/12/1991          87         5.5%        15.0%       -12.8%       28.8%       -26.6%
 2/13/1991       87.84         6.6%        15.0%       -12.8%       28.8%       -26.6%
 2/14/1991       87.52         5.1%        15.0%       -12.8%       28.8%       -26.6%
 2/15/1991       84.42        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 2/18/1991       84.42        -0.5%        15.0%       -12.8%       28.8%       -26.6%
 2/19/1991       84.26        -2.4%        15.0%       -12.8%       28.8%       -26.6%
 2/20/1991       84.62        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 2/21/1991       83.32        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 2/22/1991       79.62        -3.2%        15.0%       -12.8%       28.8%       -26.6%
 2/25/1991        80.8        -2.1%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1991       81.57         1.4%        15.0%       -12.8%       28.8%       -26.6%
 2/27/1991       82.67         2.5%        15.0%       -12.8%       28.8%       -26.6%
 2/28/1991          86         5.6%        15.0%       -12.8%       28.8%       -26.6%
  3/1/1991       86.86         4.1%        15.0%       -12.8%       28.8%       -26.6%
  3/4/1991       89.35         9.2%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1991       87.93         5.8%        15.0%       -12.8%       28.8%       -26.6%
  3/6/1991       87.86         5.1%        15.0%       -12.8%       28.8%       -26.6%
  3/7/1991       86.94         3.6%        15.0%       -12.8%       28.8%       -26.6%
  3/8/1991       90.83         7.9%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1991        89.4         7.7%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1991       89.26         1.2%        15.0%       -12.8%       28.8%       -26.6%
 3/13/1991        90.3         1.2%        15.0%       -12.8%       28.8%       -26.6%
 3/14/1991       88.24         0.1%        15.0%       -12.8%       28.8%       -26.6%
 3/15/1991       88.23        -1.6%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1991       85.87        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1991       86.28        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 3/20/1991       85.78        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 3/21/1991       85.93        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 3/22/1991       85.52        -11.9%       15.0%       -12.8%       28.8%       -26.6%
 3/25/1991       84.15        -13.3%       15.0%       -12.8%       28.8%       -26.6%
 3/26/1991        83.3        -12.3%       15.0%       -12.8%       28.8%       -26.6%
 3/27/1991       83.43        -11.5%       15.0%       -12.8%       28.8%       -26.6%
 3/28/1991       84.29        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 3/29/1991       84.29        -13.0%       15.0%       -12.8%       28.8%       -26.6%
  4/1/1991       86.18        -9.8%        15.0%       -12.8%       28.8%       -26.6%
  4/2/1991       86.73        -8.3%        15.0%       -12.8%       28.8%       -26.6%
  4/3/1991       87.46        -6.2%        15.0%       -12.8%       28.8%       -26.6%
  4/4/1991       86.64        -7.4%        15.0%       -12.8%       28.8%       -26.6%
  4/5/1991       85.31        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  4/8/1991       87.07        -7.5%        15.0%       -12.8%       28.8%       -26.6%
  4/9/1991       88.65        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 4/10/1991       87.62         3.1%        15.0%       -12.8%       28.8%       -26.6%
 4/11/1991       85.73         0.3%        15.0%       -12.8%       28.8%       -26.6%
 4/12/1991       84.81        -1.8%        15.0%       -12.8%       28.8%       -26.6%
 4/15/1991       83.43        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 4/16/1991       83.06        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 4/17/1991       83.99         0.8%        15.0%       -12.8%       28.8%       -26.6%
 4/18/1991       81.64        -1.7%        15.0%       -12.8%       28.8%       -26.6%
 4/19/1991       80.82        -2.1%        15.0%       -12.8%       28.8%       -26.6%
 4/22/1991       83.35         1.7%        15.0%       -12.8%       28.8%       -26.6%
 4/23/1991       82.87         3.4%        15.0%       -12.8%       28.8%       -26.6%
 4/24/1991       82.17         2.3%        15.0%       -12.8%       28.8%       -26.6%
 4/25/1991        79.8        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 4/26/1991       79.74         2.2%        15.0%       -12.8%       28.8%       -26.6%
 4/29/1991       78.17        -0.6%        15.0%       -12.8%       28.8%       -26.6%
 4/30/1991       80.57        -2.8%        15.0%       -12.8%       28.8%       -26.6%
  5/1/1991       79.84        -6.6%        15.0%       -12.8%       28.8%       -26.6%
  5/2/1991       80.59        -5.9%        15.0%       -12.8%       28.8%       -26.6%
  5/3/1991       78.83        -7.3%        15.0%       -12.8%       28.8%       -26.6%
  5/6/1991        80.1        -7.9%        15.0%       -12.8%       28.8%       -26.6%
  5/7/1991       80.33        -8.5%        15.0%       -12.8%       28.8%       -26.6%
  5/8/1991       79.82        -8.8%        15.0%       -12.8%       28.8%       -26.6%
  5/9/1991       80.01        -5.2%        15.0%       -12.8%       28.8%       -26.6%
 5/10/1991       77.97        -7.6%        15.0%       -12.8%       28.8%       -26.6%
 5/13/1991       79.45        -5.7%        15.0%       -12.8%       28.8%       -26.6%
 5/14/1991       79.52        -6.0%        15.0%       -12.8%       28.8%       -26.6%
 5/15/1991       80.72        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 5/16/1991       78.94        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 5/17/1991       78.35        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 5/20/1991       79.03        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 5/21/1991       79.37        -4.0%        15.0%       -12.8%       28.8%       -26.6%
 5/22/1991       78.14        -9.1%        15.0%       -12.8%       28.8%       -26.6%
 5/23/1991       76.74        -11.7%       15.0%       -12.8%       28.8%       -26.6%
 5/24/1991       76.95        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 5/27/1991       76.95        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 5/28/1991       82.26        -6.4%        15.0%       -12.8%       28.8%       -26.6%
 5/29/1991       80.53        -7.4%        15.0%       -12.8%       28.8%       -26.6%
 5/30/1991        82.4        -9.3%        15.0%       -12.8%       28.8%       -26.6%
 5/31/1991       82.32        -7.9%        15.0%       -12.8%       28.8%       -26.6%
  6/3/1991       84.28        -5.6%        15.0%       -12.8%       28.8%       -26.6%
  6/4/1991       83.53        -7.5%        15.0%       -12.8%       28.8%       -26.6%
  6/5/1991       83.94        -4.9%        15.0%       -12.8%       28.8%       -26.6%
  6/6/1991       87.93        -0.3%        15.0%       -12.8%       28.8%       -26.6%
  6/7/1991       87.55         2.0%        15.0%       -12.8%       28.8%       -26.6%
 6/10/1991       89.98         4.3%        15.0%       -12.8%       28.8%       -26.6%
 6/11/1991       89.67         4.5%        15.0%       -12.8%       28.8%       -26.6%
 6/12/1991       89.06         3.6%        15.0%       -12.8%       28.8%       -26.6%
 6/13/1991       88.43         3.4%        15.0%       -12.8%       28.8%       -26.6%
 6/14/1991       86.58         2.9%        15.0%       -12.8%       28.8%       -26.6%
 6/17/1991        87.4         4.9%        15.0%       -12.8%       28.8%       -26.6%
 6/18/1991       87.93         5.4%        15.0%       -12.8%       28.8%       -26.6%
 6/19/1991       88.33         4.8%        15.0%       -12.8%       28.8%       -26.6%
 6/20/1991       87.72         4.1%        15.0%       -12.8%       28.8%       -26.6%
 6/21/1991       85.59        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 6/24/1991       84.04        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 6/25/1991       85.45        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 6/26/1991        88.2         1.8%        15.0%       -12.8%       28.8%       -26.6%
 6/27/1991        88.2         3.4%        15.0%       -12.8%       28.8%       -26.6%
 6/28/1991       90.16         3.5%        15.0%       -12.8%       28.8%       -26.6%
  7/1/1991        92.8         4.7%        15.0%       -12.8%       28.8%       -26.6%
  7/2/1991       92.25         5.3%        15.0%       -12.8%       28.8%       -26.6%
  7/3/1991        94.7        10.5%        15.0%       -12.8%       28.8%       -26.6%
  7/4/1991        94.7        11.7%        15.0%       -12.8%       28.8%       -26.6%
  7/5/1991       94.53        13.3%        15.0%       -12.8%       28.8%       -26.6%
  7/8/1991       95.26        14.7%        15.0%       -12.8%       28.8%       -26.6%
  7/9/1991       93.86        11.8%        15.0%       -12.8%       28.8%       -26.6%
 7/10/1991       93.28        14.3%        15.0%       -12.8%       28.8%       -26.6%
 7/11/1991       90.68        12.2%        15.0%       -12.8%       28.8%       -26.6%
 7/12/1991       92.27        10.7%        15.0%       -12.8%       28.8%       -26.6%
 7/15/1991       93.58        12.9%        15.0%       -12.8%       28.8%       -26.6%
 7/16/1991       92.89        13.0%        15.0%       -12.8%       28.8%       -26.6%
 7/17/1991          93        16.5%        15.0%       -12.8%       28.8%       -26.6%
 7/18/1991       92.33        15.8%        15.0%       -12.8%       28.8%       -26.6%
 7/19/1991       92.53        18.4%        15.0%       -12.8%       28.8%       -26.6%
 7/22/1991        90.1        11.8%        15.0%       -12.8%       28.8%       -26.6%
 7/23/1991       91.64        14.8%        15.0%       -12.8%       28.8%       -26.6%
 7/24/1991       89.98        11.7%        15.0%       -12.8%       28.8%       -26.6%
 7/25/1991       89.03        12.9%        15.0%       -12.8%       28.8%       -26.6%
 7/26/1991        89.8        12.1%        15.0%       -12.8%       28.8%       -26.6%
 7/29/1991       89.27        11.1%        15.0%       -12.8%       28.8%       -26.6%
 7/30/1991       88.25        10.6%        15.0%       -12.8%       28.8%       -26.6%
 7/31/1991       87.95         9.9%        15.0%       -12.8%       28.8%       -26.6%
  8/1/1991       87.88        12.7%        15.0%       -12.8%       28.8%       -26.6%
  8/2/1991       85.53         7.7%        15.0%       -12.8%       28.8%       -26.6%
  8/5/1991       84.92         6.8%        15.0%       -12.8%       28.8%       -26.6%
  8/6/1991       84.93         5.2%        15.0%       -12.8%       28.8%       -26.6%
  8/7/1991       84.99         7.7%        15.0%       -12.8%       28.8%       -26.6%
  8/8/1991       84.81         8.2%        15.0%       -12.8%       28.8%       -26.6%
  8/9/1991       84.59         7.0%        15.0%       -12.8%       28.8%       -26.6%
 8/12/1991       83.39         5.1%        15.0%       -12.8%       28.8%       -26.6%
 8/13/1991       82.71         5.8%        15.0%       -12.8%       28.8%       -26.6%
 8/14/1991       83.39         8.7%        15.0%       -12.8%       28.8%       -26.6%
 8/15/1991       82.33         7.0%        15.0%       -12.8%       28.8%       -26.6%
 8/16/1991       82.22         6.8%        15.0%       -12.8%       28.8%       -26.6%
 8/19/1991       84.46         2.7%        15.0%       -12.8%       28.8%       -26.6%
 8/20/1991       83.48         3.7%        15.0%       -12.8%       28.8%       -26.6%
 8/21/1991        81.2        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 8/22/1991       78.94        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 8/23/1991       79.04        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 8/26/1991       79.84        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 8/27/1991       79.01        -5.9%        15.0%       -12.8%       28.8%       -26.6%
 8/28/1991       78.65        -10.6%       15.0%       -12.8%       28.8%       -26.6%
 8/29/1991       76.64        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 8/30/1991       75.91        -15.6%       15.0%       -12.8%       28.8%       -26.6%
  9/2/1991       75.91        -15.3%       15.0%       -12.8%       28.8%       -26.6%
  9/3/1991       79.04        -11.3%       15.0%       -12.8%       28.8%       -26.6%
  9/4/1991       77.96        -11.8%       15.0%       -12.8%       28.8%       -26.6%
  9/5/1991       76.66        -11.5%       15.0%       -12.8%       28.8%       -26.6%
  9/6/1991       78.37        -10.3%       15.0%       -12.8%       28.8%       -26.6%
  9/9/1991       78.55        -10.7%       15.0%       -12.8%       28.8%       -26.6%
 9/10/1991       77.49        -12.3%       15.0%       -12.8%       28.8%       -26.6%
 9/11/1991       75.52        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 9/12/1991       74.88        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 9/13/1991       74.25        -11.6%       15.0%       -12.8%       28.8%       -26.6%
 9/16/1991       74.74        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 9/17/1991        75.5        -14.4%       15.0%       -12.8%       28.8%       -26.6%
 9/18/1991       77.74        -11.9%       15.0%       -12.8%       28.8%       -26.6%
 9/19/1991       75.98        -15.7%       15.0%       -12.8%       28.8%       -26.6%
 9/20/1991        75.2        -19.0%       15.0%       -12.8%       28.8%       -26.6%
 9/23/1991       77.16        -16.4%       15.0%       -12.8%       28.8%       -26.6%
 9/24/1991       79.68        -15.9%       15.0%       -12.8%       28.8%       -26.6%
 9/25/1991       79.11        -16.5%       15.0%       -12.8%       28.8%       -26.6%
 9/26/1991        76.3        -19.3%       15.0%       -12.8%       28.8%       -26.6%
 9/27/1991       76.21        -20.0%       15.0%       -12.8%       28.8%       -26.6%
 9/30/1991       78.83        -16.0%       15.0%       -12.8%       28.8%       -26.6%
 10/1/1991       77.28        -17.2%       15.0%       -12.8%       28.8%       -26.6%
 10/2/1991       78.58        -13.3%       15.0%       -12.8%       28.8%       -26.6%
 10/3/1991       80.43        -12.8%       15.0%       -12.8%       28.8%       -26.6%
 10/4/1991       80.19        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 10/7/1991       79.64        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 10/8/1991       77.97        -16.2%       15.0%       -12.8%       28.8%       -26.6%
 10/9/1991       79.15        -14.3%       15.0%       -12.8%       28.8%       -26.6%
10/10/1991       78.38        -15.3%       15.0%       -12.8%       28.8%       -26.6%
10/11/1991          81        -10.1%       15.0%       -12.8%       28.8%       -26.6%
10/14/1991       80.89        -11.7%       15.0%       -12.8%       28.8%       -26.6%
10/15/1991       80.91        -10.1%       15.0%       -12.8%       28.8%       -26.6%
10/16/1991       81.58        -8.4%        15.0%       -12.8%       28.8%       -26.6%
10/17/1991       84.32        -6.1%        15.0%       -12.8%       28.8%       -26.6%
10/18/1991       85.95        -3.7%        15.0%       -12.8%       28.8%       -26.6%
10/21/1991       86.09        -2.4%        15.0%       -12.8%       28.8%       -26.6%
10/22/1991       86.57        -1.6%        15.0%       -12.8%       28.8%       -26.6%
10/23/1991       85.13        -3.1%        15.0%       -12.8%       28.8%       -26.6%
10/24/1991       84.88        -0.8%        15.0%       -12.8%       28.8%       -26.6%
10/25/1991       84.66        -0.3%        15.0%       -12.8%       28.8%       -26.6%
10/28/1991       83.59        -1.6%        15.0%       -12.8%       28.8%       -26.6%
10/29/1991       84.23        -0.9%        15.0%       -12.8%       28.8%       -26.6%
10/30/1991       83.54        -1.5%        15.0%       -12.8%       28.8%       -26.6%
10/31/1991        82.9        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 11/1/1991       82.36        -1.2%        15.0%       -12.8%       28.8%       -26.6%
 11/4/1991       81.11        -1.9%        15.0%       -12.8%       28.8%       -26.6%
 11/5/1991        80.1        -3.9%        15.0%       -12.8%       28.8%       -26.6%
 11/6/1991       79.81        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 11/7/1991        80.1        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 11/8/1991       79.07        -6.4%        15.0%       -12.8%       28.8%       -26.6%
11/11/1991       79.46        -4.8%        15.0%       -12.8%       28.8%       -26.6%
11/12/1991       79.56        -2.0%        15.0%       -12.8%       28.8%       -26.6%
11/13/1991       79.53         0.7%        15.0%       -12.8%       28.8%       -26.6%
11/14/1991       79.17         0.2%        15.0%       -12.8%       28.8%       -26.6%
11/15/1991       81.24         1.8%        15.0%       -12.8%       28.8%       -26.6%
11/18/1991       80.86         2.3%        15.0%       -12.8%       28.8%       -26.6%
11/19/1991       82.03         4.3%        15.0%       -12.8%       28.8%       -26.6%
11/20/1991       81.07         5.8%        15.0%       -12.8%       28.8%       -26.6%
11/21/1991        85.9        13.2%        15.0%       -12.8%       28.8%       -26.6%
11/22/1991        85.6        12.8%        15.0%       -12.8%       28.8%       -26.6%
11/25/1991        85.9         8.7%        15.0%       -12.8%       28.8%       -26.6%
11/26/1991       83.58         7.2%        15.0%       -12.8%       28.8%       -26.6%
11/27/1991       83.25         8.6%        15.0%       -12.8%       28.8%       -26.6%
11/28/1991       83.25         6.2%        15.0%       -12.8%       28.8%       -26.6%
11/29/1991       84.13         7.1%        15.0%       -12.8%       28.8%       -26.6%
 12/2/1991       84.23         8.7%        15.0%       -12.8%       28.8%       -26.6%
 12/3/1991       82.12         8.7%        15.0%       -12.8%       28.8%       -26.6%
 12/4/1991        82.9        10.7%        15.0%       -12.8%       28.8%       -26.6%
 12/5/1991       84.93        14.4%        15.0%       -12.8%       28.8%       -26.6%
 12/6/1991       85.23        14.0%        15.0%       -12.8%       28.8%       -26.6%
 12/9/1991       85.43        13.2%        15.0%       -12.8%       28.8%       -26.6%
12/10/1991       84.83         9.1%        15.0%       -12.8%       28.8%       -26.6%
12/11/1991       83.06         9.3%        15.0%       -12.8%       28.8%       -26.6%
12/12/1991       79.78         6.1%        15.0%       -12.8%       28.8%       -26.6%
12/13/1991       79.85         3.5%        15.0%       -12.8%       28.8%       -26.6%
12/16/1991       78.47        -1.5%        15.0%       -12.8%       28.8%       -26.6%
12/17/1991          77        -2.7%        15.0%       -12.8%       28.8%       -26.6%
12/18/1991       75.73        -0.7%        15.0%       -12.8%       28.8%       -26.6%
12/19/1991       75.43        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/20/1991       74.69        -5.3%        15.0%       -12.8%       28.8%       -26.6%
12/23/1991          76        -1.7%        15.0%       -12.8%       28.8%       -26.6%
12/24/1991       75.71        -3.7%        15.0%       -12.8%       28.8%       -26.6%
12/25/1991       75.71        -5.9%        15.0%       -12.8%       28.8%       -26.6%
12/26/1991       73.61        -8.2%        15.0%       -12.8%       28.8%       -26.6%
12/27/1991       74.33        -6.7%        15.0%       -12.8%       28.8%       -26.6%
12/30/1991       75.36        -3.3%        15.0%       -12.8%       28.8%       -26.6%
12/31/1991       80.79         2.1%        15.0%       -12.8%       28.8%       -26.6%
  1/1/1992       80.79         3.1%        15.0%       -12.8%       28.8%       -26.6%
  1/2/1992       79.82        -1.5%        15.0%       -12.8%       28.8%       -26.6%
  1/3/1992       79.18        -2.1%        15.0%       -12.8%       28.8%       -26.6%
  1/6/1992        77.6        -4.1%        15.0%       -12.8%       28.8%       -26.6%
  1/7/1992        75.7        -7.2%        15.0%       -12.8%       28.8%       -26.6%
  1/8/1992        75.9        -10.0%       15.0%       -12.8%       28.8%       -26.6%
  1/9/1992       82.08        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 1/10/1992       79.06        -8.2%        15.0%       -12.8%       28.8%       -26.6%
 1/13/1992       77.73        -10.2%       15.0%       -12.8%       28.8%       -26.6%
 1/14/1992        79.1        -7.1%        15.0%       -12.8%       28.8%       -26.6%
 1/15/1992       79.77        -6.0%        15.0%       -12.8%       28.8%       -26.6%
 1/16/1992       83.95        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 1/17/1992       82.95        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 1/20/1992       85.86         1.9%        15.0%       -12.8%       28.8%       -26.6%
 1/21/1992       84.67         1.4%        15.0%       -12.8%       28.8%       -26.6%
 1/22/1992        84.4         1.8%        15.0%       -12.8%       28.8%       -26.6%
 1/23/1992       81.71        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 1/24/1992        81.5         0.5%        15.0%       -12.8%       28.8%       -26.6%
 1/27/1992       82.82         3.4%        15.0%       -12.8%       28.8%       -26.6%
 1/28/1992       83.56         4.7%        15.0%       -12.8%       28.8%       -26.6%
 1/29/1992       81.67         2.0%        15.0%       -12.8%       28.8%       -26.6%
 1/30/1992       81.15         2.6%        15.0%       -12.8%       28.8%       -26.6%
 1/31/1992       83.53         5.1%        15.0%       -12.8%       28.8%       -26.6%
  2/3/1992       83.72         5.2%        15.0%       -12.8%       28.8%       -26.6%
  2/4/1992       82.72         4.0%        15.0%       -12.8%       28.8%       -26.6%
  2/5/1992       82.83         4.6%        15.0%       -12.8%       28.8%       -26.6%
  2/6/1992       84.05         3.5%        15.0%       -12.8%       28.8%       -26.6%
  2/7/1992       82.92         2.5%        15.0%       -12.8%       28.8%       -26.6%
 2/10/1992       83.63         2.0%        15.0%       -12.8%       28.8%       -26.6%
 2/11/1992       83.99         3.6%        15.0%       -12.8%       28.8%       -26.6%
 2/12/1992       85.87         0.0%        15.0%       -12.8%       28.8%       -26.6%
 2/13/1992        84.2        -1.6%        15.0%       -12.8%       28.8%       -26.6%
 2/14/1992       81.99        -4.6%        15.0%       -12.8%       28.8%       -26.6%
 2/17/1992       81.99        -1.9%        15.0%       -12.8%       28.8%       -26.6%
 2/18/1992       82.41        -1.0%        15.0%       -12.8%       28.8%       -26.6%
 2/19/1992       83.11        -0.2%        15.0%       -12.8%       28.8%       -26.6%
 2/20/1992       83.68        -0.5%        15.0%       -12.8%       28.8%       -26.6%
 2/21/1992       81.78        -2.9%        15.0%       -12.8%       28.8%       -26.6%
 2/24/1992       81.55        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 2/25/1992       81.18        -2.1%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1992       80.84        -4.8%        15.0%       -12.8%       28.8%       -26.6%
 2/27/1992        82.1        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 2/28/1992        81.4        -4.7%        15.0%       -12.8%       28.8%       -26.6%
  3/2/1992       80.59        -5.0%        15.0%       -12.8%       28.8%       -26.6%
  3/3/1992       80.18        -3.5%        15.0%       -12.8%       28.8%       -26.6%
  3/4/1992       80.31         0.7%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1992       80.57         0.9%        15.0%       -12.8%       28.8%       -26.6%
  3/6/1992       79.97         1.9%        15.0%       -12.8%       28.8%       -26.6%
  3/9/1992       78.68         2.2%        15.0%       -12.8%       28.8%       -26.6%
 3/10/1992       79.16         4.5%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1992       79.25         5.1%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1992       77.26         3.4%        15.0%       -12.8%       28.8%       -26.6%
 3/13/1992       75.57        -0.6%        15.0%       -12.8%       28.8%       -26.6%
 3/16/1992       75.06        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 3/17/1992       73.87        -2.4%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1992       72.55        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1992       73.15        -1.6%        15.0%       -12.8%       28.8%       -26.6%
 3/20/1992       72.17        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 3/23/1992       71.99        -10.9%       15.0%       -12.8%       28.8%       -26.6%
 3/24/1992       71.33        -11.7%       15.0%       -12.8%       28.8%       -26.6%
 3/25/1992       71.19        -10.8%       15.0%       -12.8%       28.8%       -26.6%
 3/26/1992       71.27        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 3/27/1992       71.58        -7.8%        15.0%       -12.8%       28.8%       -26.6%
 3/30/1992       71.42        -5.7%        15.0%       -12.8%       28.8%       -26.6%
 3/31/1992       72.04        -5.1%        15.0%       -12.8%       28.8%       -26.6%
  4/1/1992       72.18        -12.1%       15.0%       -12.8%       28.8%       -26.6%
  4/2/1992       71.14        -10.0%       15.0%       -12.8%       28.8%       -26.6%
  4/3/1992       71.26        -8.3%        15.0%       -12.8%       28.8%       -26.6%
  4/6/1992       70.48        -10.9%       15.0%       -12.8%       28.8%       -26.6%
  4/7/1992       69.09        -13.4%       15.0%       -12.8%       28.8%       -26.6%
  4/8/1992       67.56        -19.5%       15.0%       -12.8%       28.8%       -26.6%
  4/9/1992       70.09        -15.5%       15.0%       -12.8%       28.8%       -26.6%
 4/10/1992       72.11        -16.0%       15.0%       -12.8%       28.8%       -26.6%
 4/13/1992       72.62        -14.2%       15.0%       -12.8%       28.8%       -26.6%
 4/14/1992       72.05        -14.6%       15.0%       -12.8%       28.8%       -26.6%
 4/15/1992       69.22        -15.3%       15.0%       -12.8%       28.8%       -26.6%
 4/16/1992       68.34        -16.1%       15.0%       -12.8%       28.8%       -26.6%
 4/17/1992       68.34        -17.5%       15.0%       -12.8%       28.8%       -26.6%
 4/20/1992        68.2        -18.4%       15.0%       -12.8%       28.8%       -26.6%
 4/21/1992       70.86        -13.2%       15.0%       -12.8%       28.8%       -26.6%
 4/22/1992       70.03        -13.7%       15.0%       -12.8%       28.8%       -26.6%
 4/23/1992       70.15        -16.0%       15.0%       -12.8%       28.8%       -26.6%
 4/24/1992       69.11        -17.5%       15.0%       -12.8%       28.8%       -26.6%
 4/27/1992       68.15        -17.6%       15.0%       -12.8%       28.8%       -26.6%
 4/28/1992       67.94        -18.0%       15.0%       -12.8%       28.8%       -26.6%
 4/29/1992       67.09        -20.2%       15.0%       -12.8%       28.8%       -26.6%
 4/30/1992       69.93        -15.7%       15.0%       -12.8%       28.8%       -26.6%
  5/1/1992       70.73        -15.4%       15.0%       -12.8%       28.8%       -26.6%
  5/4/1992       70.44        -16.1%       15.0%       -12.8%       28.8%       -26.6%
  5/5/1992        73.1        -14.9%       15.0%       -12.8%       28.8%       -26.6%
  5/6/1992       73.53        -12.7%       15.0%       -12.8%       28.8%       -26.6%
  5/7/1992       72.42        -11.7%       15.0%       -12.8%       28.8%       -26.6%
  5/8/1992       73.22        -10.7%       15.0%       -12.8%       28.8%       -26.6%
 5/11/1992       73.14        -11.2%       15.0%       -12.8%       28.8%       -26.6%
 5/12/1992       72.61        -12.6%       15.0%       -12.8%       28.8%       -26.6%
 5/13/1992        72.9        -12.9%       15.0%       -12.8%       28.8%       -26.6%
 5/14/1992       76.63        -6.3%        15.0%       -12.8%       28.8%       -26.6%
 5/15/1992       76.24        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 5/18/1992       76.61        -5.6%        15.0%       -12.8%       28.8%       -26.6%
 5/19/1992       76.97        -4.8%        15.0%       -12.8%       28.8%       -26.6%
 5/20/1992       76.43        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 5/21/1992       75.76        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 5/22/1992       76.73        -4.8%        15.0%       -12.8%       28.8%       -26.6%
 5/25/1992       76.73        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 5/26/1992       77.48        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 5/27/1992       77.53        -3.8%        15.0%       -12.8%       28.8%       -26.6%
 5/28/1992       76.87        -3.9%        15.0%       -12.8%       28.8%       -26.6%
 5/29/1992       75.02        -4.7%        15.0%       -12.8%       28.8%       -26.6%
  6/1/1992       76.97        -2.8%        15.0%       -12.8%       28.8%       -26.6%
  6/2/1992       76.31        -3.7%        15.0%       -12.8%       28.8%       -26.6%
  6/3/1992        75.2        -2.7%        15.0%       -12.8%       28.8%       -26.6%
  6/4/1992       75.24        -0.4%        15.0%       -12.8%       28.8%       -26.6%
  6/5/1992       75.33         0.4%        15.0%       -12.8%       28.8%       -26.6%
  6/8/1992       76.43         3.5%        15.0%       -12.8%       28.8%       -26.6%
  6/9/1992       77.81         7.3%        15.0%       -12.8%       28.8%       -26.6%
 6/10/1992       77.35         5.7%        15.0%       -12.8%       28.8%       -26.6%
 6/11/1992       79.54        10.2%        15.0%       -12.8%       28.8%       -26.6%
 6/12/1992        80.6        12.0%        15.0%       -12.8%       28.8%       -26.6%
 6/15/1992       82.43        15.6%        15.0%       -12.8%       28.8%       -26.6%
 6/16/1992       80.58        13.2%        15.0%       -12.8%       28.8%       -26.6%
 6/17/1992       78.65        10.4%        15.0%       -12.8%       28.8%       -26.6%
 6/18/1992       78.65         9.9%        15.0%       -12.8%       28.8%       -26.6%
 6/19/1992       77.92         9.1%        15.0%       -12.8%       28.8%       -26.6%
 6/22/1992       79.88        10.9%        15.0%       -12.8%       28.8%       -26.6%
 6/23/1992       79.29         9.9%        15.0%       -12.8%       28.8%       -26.6%
 6/24/1992       78.13         9.8%        15.0%       -12.8%       28.8%       -26.6%
 6/25/1992       77.43         8.7%        15.0%       -12.8%       28.8%       -26.6%
 6/26/1992       76.56         8.6%        15.0%       -12.8%       28.8%       -26.6%
 6/29/1992       77.67        12.4%        15.0%       -12.8%       28.8%       -26.6%
 6/30/1992       78.52        16.2%        15.0%       -12.8%       28.8%       -26.6%
  7/1/1992       79.11        12.9%        15.0%       -12.8%       28.8%       -26.6%
  7/2/1992       80.55        11.7%        15.0%       -12.8%       28.8%       -26.6%
  7/3/1992       80.55        10.9%        15.0%       -12.8%       28.8%       -26.6%
  7/6/1992       82.15        14.0%        15.0%       -12.8%       28.8%       -26.6%
  7/7/1992       80.91        16.9%        15.0%       -12.8%       28.8%       -26.6%
  7/8/1992       81.46        19.2%        15.0%       -12.8%       28.8%       -26.6%
  7/9/1992       81.72        19.6%        15.0%       -12.8%       28.8%       -26.6%
 7/10/1992       81.26        19.1%        15.0%       -12.8%       28.8%       -26.6%
 7/13/1992       81.06        14.4%        15.0%       -12.8%       28.8%       -26.6%
 7/14/1992       83.27        18.9%        15.0%       -12.8%       28.8%       -26.6%
 7/15/1992       85.76        22.3%        15.0%       -12.8%       28.8%       -26.6%
 7/16/1992       85.49        23.7%        15.0%       -12.8%       28.8%       -26.6%
 7/17/1992       87.09        27.8%        15.0%       -12.8%       28.8%       -26.6%
 7/20/1992       86.35        27.1%        15.0%       -12.8%       28.8%       -26.6%
 7/21/1992       84.37        25.8%        15.0%       -12.8%       28.8%       -26.6%
 7/22/1992        84.7        21.1%        15.0%       -12.8%       28.8%       -26.6%
 7/23/1992       84.39        19.3%        15.0%       -12.8%       28.8%       -26.6%
 7/24/1992        84.2        19.5%        15.0%       -12.8%       28.8%       -26.6%
 7/27/1992       83.27        13.9%        15.0%       -12.8%       28.8%       -26.6%
 7/28/1992       83.72        13.9%        15.0%       -12.8%       28.8%       -26.6%
 7/29/1992       82.44        13.8%        15.0%       -12.8%       28.8%       -26.6%
 7/30/1992       81.49        11.3%        15.0%       -12.8%       28.8%       -26.6%
 7/31/1992       82.63        13.0%        15.0%       -12.8%       28.8%       -26.6%
  8/3/1992       79.85        10.0%        15.0%       -12.8%       28.8%       -26.6%
  8/4/1992       80.65        10.6%        15.0%       -12.8%       28.8%       -26.6%
  8/5/1992       79.41         3.6%        15.0%       -12.8%       28.8%       -26.6%
  8/6/1992       81.59         7.0%        15.0%       -12.8%       28.8%       -26.6%
  8/7/1992       82.02         7.1%        15.0%       -12.8%       28.8%       -26.6%
 8/10/1992       81.47         5.8%        15.0%       -12.8%       28.8%       -26.6%
 8/11/1992       80.27         5.0%        15.0%       -12.8%       28.8%       -26.6%
 8/12/1992       75.03        -1.0%        15.0%       -12.8%       28.8%       -26.6%
 8/13/1992       73.27        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 8/14/1992       74.64        -2.7%        15.0%       -12.8%       28.8%       -26.6%
 8/17/1992       74.89        -3.3%        15.0%       -12.8%       28.8%       -26.6%
 8/18/1992       74.17        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 8/19/1992       75.35        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 8/20/1992       74.38        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 8/21/1992       74.83        -2.8%        15.0%       -12.8%       28.8%       -26.6%
 8/24/1992       76.95         0.8%        15.0%       -12.8%       28.8%       -26.6%
 8/25/1992       75.92         1.0%        15.0%       -12.8%       28.8%       -26.6%
 8/26/1992        75.6         0.5%        15.0%       -12.8%       28.8%       -26.6%
 8/27/1992        76.8         2.0%        15.0%       -12.8%       28.8%       -26.6%
 8/28/1992       78.39         2.6%        15.0%       -12.8%       28.8%       -26.6%
 8/31/1992       78.87         1.4%        15.0%       -12.8%       28.8%       -26.6%
  9/1/1992       78.34         1.3%        15.0%       -12.8%       28.8%       -26.6%
  9/2/1992       76.79        -3.5%        15.0%       -12.8%       28.8%       -26.6%
  9/3/1992       77.35        -4.0%        15.0%       -12.8%       28.8%       -26.6%
  9/4/1992       76.88        -6.7%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1992       76.88        -4.6%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1992       76.76        -2.4%        15.0%       -12.8%       28.8%       -26.6%
  9/9/1992        76.5        -2.7%        15.0%       -12.8%       28.8%       -26.6%
 9/10/1992       76.41        -1.9%        15.0%       -12.8%       28.8%       -26.6%
 9/11/1992       75.42        -5.6%        15.0%       -12.8%       28.8%       -26.6%
 9/14/1992       77.73        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 9/15/1992       79.18         1.3%        15.0%       -12.8%       28.8%       -26.6%
 9/16/1992       82.89         7.1%        15.0%       -12.8%       28.8%       -26.6%
 9/17/1992       80.21         4.8%        15.0%       -12.8%       28.8%       -26.6%
 9/18/1992       80.77         4.0%        15.0%       -12.8%       28.8%       -26.6%
 9/21/1992       78.88         0.5%        15.0%       -12.8%       28.8%       -26.6%
 9/22/1992       79.87         1.0%        15.0%       -12.8%       28.8%       -26.6%
 9/23/1992       79.94        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 9/24/1992       80.42        -0.2%        15.0%       -12.8%       28.8%       -26.6%
 9/25/1992          81        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 9/28/1992       80.91         0.0%        15.0%       -12.8%       28.8%       -26.6%
 9/29/1992        81.3        -0.2%        15.0%       -12.8%       28.8%       -26.6%
 9/30/1992       80.45        -1.6%        15.0%       -12.8%       28.8%       -26.6%
 10/1/1992       79.72        -1.9%        15.0%       -12.8%       28.8%       -26.6%
 10/2/1992       79.61        -1.8%        15.0%       -12.8%       28.8%       -26.6%
 10/5/1992       81.12        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1992       81.21        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 10/7/1992       80.96        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 10/8/1992       80.16        -8.0%        15.0%       -12.8%       28.8%       -26.6%
 10/9/1992       79.66        -7.7%        15.0%       -12.8%       28.8%       -26.6%
10/12/1992       76.59        -9.2%        15.0%       -12.8%       28.8%       -26.6%
10/13/1992       76.41        -9.8%        15.0%       -12.8%       28.8%       -26.6%
10/14/1992       75.41        -10.6%       15.0%       -12.8%       28.8%       -26.6%
10/15/1992       75.42        -10.4%       15.0%       -12.8%       28.8%       -26.6%
10/16/1992       76.78        -7.8%        15.0%       -12.8%       28.8%       -26.6%
10/19/1992       76.86        -8.2%        15.0%       -12.8%       28.8%       -26.6%
10/20/1992        77.9        -5.5%        15.0%       -12.8%       28.8%       -26.6%
10/21/1992       77.72        -4.6%        15.0%       -12.8%       28.8%       -26.6%
10/22/1992       76.94        -6.9%        15.0%       -12.8%       28.8%       -26.6%
10/23/1992       76.91        -3.7%        15.0%       -12.8%       28.8%       -26.6%
10/26/1992        75.6        -6.3%        15.0%       -12.8%       28.8%       -26.6%
10/27/1992       73.88        -7.0%        15.0%       -12.8%       28.8%       -26.6%
10/28/1992       75.54        -7.4%        15.0%       -12.8%       28.8%       -26.6%
10/29/1992       76.05        -7.3%        15.0%       -12.8%       28.8%       -26.6%
10/30/1992       75.61        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 11/2/1992       76.07        -5.2%        15.0%       -12.8%       28.8%       -26.6%
 11/3/1992       76.96         2.6%        15.0%       -12.8%       28.8%       -26.6%
 11/4/1992       77.84         6.2%        15.0%       -12.8%       28.8%       -26.6%
 11/5/1992        77.7         4.1%        15.0%       -12.8%       28.8%       -26.6%
 11/6/1992       76.12         1.6%        15.0%       -12.8%       28.8%       -26.6%
 11/9/1992        72.5        -2.3%        15.0%       -12.8%       28.8%       -26.6%
11/10/1992       68.31        -9.3%        15.0%       -12.8%       28.8%       -26.6%
11/11/1992       68.41        -8.0%        15.0%       -12.8%       28.8%       -26.6%
11/12/1992       68.41        -8.6%        15.0%       -12.8%       28.8%       -26.6%
11/13/1992       68.66        -10.8%       15.0%       -12.8%       28.8%       -26.6%
11/16/1992       68.15        -10.2%       15.0%       -12.8%       28.8%       -26.6%
11/17/1992       66.75        -11.7%       15.0%       -12.8%       28.8%       -26.6%
11/18/1992       67.37        -12.3%       15.0%       -12.8%       28.8%       -26.6%
11/19/1992       66.55        -15.1%       15.0%       -12.8%       28.8%       -26.6%
11/20/1992       66.95        -15.1%       15.0%       -12.8%       28.8%       -26.6%
11/23/1992       66.11        -15.6%       15.0%       -12.8%       28.8%       -26.6%
11/24/1992       65.94        -14.1%       15.0%       -12.8%       28.8%       -26.6%
11/25/1992       66.06        -14.6%       15.0%       -12.8%       28.8%       -26.6%
11/26/1992       66.06        -14.1%       15.0%       -12.8%       28.8%       -26.6%
11/27/1992          65        -15.5%       15.0%       -12.8%       28.8%       -26.6%
11/30/1992       65.81        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 12/1/1992       67.22        -12.1%       15.0%       -12.8%       28.8%       -26.6%
 12/2/1992       67.81        -11.3%       15.0%       -12.8%       28.8%       -26.6%
 12/3/1992       68.07        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 12/4/1992       67.95        -12.6%       15.0%       -12.8%       28.8%       -26.6%
 12/7/1992       68.28        -13.8%       15.0%       -12.8%       28.8%       -26.6%
 12/8/1992       68.57        -17.3%       15.0%       -12.8%       28.8%       -26.6%
 12/9/1992        67.7        -15.6%       15.0%       -12.8%       28.8%       -26.6%
12/10/1992       69.36        -14.1%       15.0%       -12.8%       28.8%       -26.6%
12/11/1992        70.5        -10.6%       15.0%       -12.8%       28.8%       -26.6%
12/14/1992       69.72        -12.7%       15.0%       -12.8%       28.8%       -26.6%
12/15/1992       70.11        -12.3%       15.0%       -12.8%       28.8%       -26.6%
12/16/1992       71.98        -10.5%       15.0%       -12.8%       28.8%       -26.6%
12/17/1992       73.75        -9.0%        15.0%       -12.8%       28.8%       -26.6%
12/18/1992       72.85        -10.0%       15.0%       -12.8%       28.8%       -26.6%
12/21/1992       71.43        -12.1%       15.0%       -12.8%       28.8%       -26.6%
12/22/1992       69.95        -13.1%       15.0%       -12.8%       28.8%       -26.6%
12/23/1992       70.14        -12.0%       15.0%       -12.8%       28.8%       -26.6%
12/24/1992       70.38        -11.6%       15.0%       -12.8%       28.8%       -26.6%
12/25/1992       70.38        -13.2%       15.0%       -12.8%       28.8%       -26.6%
12/28/1992       69.88        -14.0%       15.0%       -12.8%       28.8%       -26.6%
12/29/1992       68.97        -14.8%       15.0%       -12.8%       28.8%       -26.6%
12/30/1992       70.03        -12.6%       15.0%       -12.8%       28.8%       -26.6%
12/31/1992        71.3        -10.5%       15.0%       -12.8%       28.8%       -26.6%
  1/1/1993        71.3        -6.9%        15.0%       -12.8%       28.8%       -26.6%
  1/4/1993       69.56        -9.0%        15.0%       -12.8%       28.8%       -26.6%
  1/5/1993       69.95        -7.2%        15.0%       -12.8%       28.8%       -26.6%
  1/6/1993       70.06        -7.1%        15.0%       -12.8%       28.8%       -26.6%
  1/7/1993        69.4        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  1/8/1993       69.27        -9.9%        15.0%       -12.8%       28.8%       -26.6%
 1/11/1993        68.7        -11.8%       15.0%       -12.8%       28.8%       -26.6%
 1/12/1993       69.02        -11.2%       15.0%       -12.8%       28.8%       -26.6%
 1/13/1993       68.58        -10.9%       15.0%       -12.8%       28.8%       -26.6%
 1/14/1993       67.44        -12.3%       15.0%       -12.8%       28.8%       -26.6%
 1/15/1993       66.74        -11.7%       15.0%       -12.8%       28.8%       -26.6%
 1/18/1993       66.53        -9.9%        15.0%       -12.8%       28.8%       -26.6%
 1/19/1993        67.6        -10.5%       15.0%       -12.8%       28.8%       -26.6%
 1/20/1993       70.02        -7.9%        15.0%       -12.8%       28.8%       -26.6%
 1/21/1993       69.32        -8.3%        15.0%       -12.8%       28.8%       -26.6%
 1/22/1993       68.47        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 1/25/1993       68.76        -10.7%       15.0%       -12.8%       28.8%       -26.6%
 1/26/1993       70.88        -8.9%        15.0%       -12.8%       28.8%       -26.6%
 1/27/1993       70.05        -9.8%        15.0%       -12.8%       28.8%       -26.6%
 1/28/1993       71.41        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 1/29/1993       71.53        -1.3%        15.0%       -12.8%       28.8%       -26.6%
  2/1/1993       72.03         5.4%        15.0%       -12.8%       28.8%       -26.6%
  2/2/1993       72.52         6.0%        15.0%       -12.8%       28.8%       -26.6%
  2/3/1993       72.34         5.7%        15.0%       -12.8%       28.8%       -26.6%
  2/4/1993       73.76         7.4%        15.0%       -12.8%       28.8%       -26.6%
  2/5/1993        74.6         9.5%        15.0%       -12.8%       28.8%       -26.6%
  2/8/1993       74.65        11.8%        15.0%       -12.8%       28.8%       -26.6%
  2/9/1993       77.41        14.9%        15.0%       -12.8%       28.8%       -26.6%
 2/10/1993       81.33        22.2%        15.0%       -12.8%       28.8%       -26.6%
 2/11/1993       79.15        18.2%        15.0%       -12.8%       28.8%       -26.6%
 2/12/1993       76.19        15.2%        15.0%       -12.8%       28.8%       -26.6%
 2/15/1993       76.19        15.5%        15.0%       -12.8%       28.8%       -26.6%
 2/16/1993        78.9        19.4%        15.0%       -12.8%       28.8%       -26.6%
 2/17/1993       78.21        18.4%        15.0%       -12.8%       28.8%       -26.6%
 2/18/1993       77.05        18.5%        15.0%       -12.8%       28.8%       -26.6%
 2/19/1993       78.16        18.8%        15.0%       -12.8%       28.8%       -26.6%
 2/22/1993       78.34        16.5%        15.0%       -12.8%       28.8%       -26.6%
 2/23/1993       80.83        19.2%        15.0%       -12.8%       28.8%       -26.6%
 2/24/1993       78.66        15.6%        15.0%       -12.8%       28.8%       -26.6%
 2/25/1993       77.01        13.3%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1993       75.98        11.3%        15.0%       -12.8%       28.8%       -26.6%
  3/1/1993       75.13         9.6%        15.0%       -12.8%       28.8%       -26.6%
  3/2/1993       77.27        14.1%        15.0%       -12.8%       28.8%       -26.6%
  3/3/1993        76.7        10.6%        15.0%       -12.8%       28.8%       -26.6%
  3/4/1993       76.88         9.0%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1993       77.49        11.1%        15.0%       -12.8%       28.8%       -26.6%
  3/8/1993       75.94         8.3%        15.0%       -12.8%       28.8%       -26.6%
  3/9/1993       76.62         6.4%        15.0%       -12.8%       28.8%       -26.6%
 3/10/1993          76         3.1%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1993       76.44         4.9%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1993       78.37         9.7%        15.0%       -12.8%       28.8%       -26.6%
 3/15/1993       79.98        14.3%        15.0%       -12.8%       28.8%       -26.6%
 3/16/1993       78.83        12.4%        15.0%       -12.8%       28.8%       -26.6%
 3/17/1993       79.66        13.2%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1993        81.8        16.2%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1993       84.61        21.1%        15.0%       -12.8%       28.8%       -26.6%
 3/22/1993       85.85        24.5%        15.0%       -12.8%       28.8%       -26.6%
 3/23/1993       84.64        20.9%        15.0%       -12.8%       28.8%       -26.6%
 3/24/1993        85.1        19.4%        15.0%       -12.8%       28.8%       -26.6%
 3/25/1993       85.16        19.4%        15.0%       -12.8%       28.8%       -26.6%
 3/26/1993       84.11        20.9%        15.0%       -12.8%       28.8%       -26.6%
 3/29/1993       82.38        17.8%        15.0%       -12.8%       28.8%       -26.6%
 3/30/1993       87.76        25.3%        15.0%       -12.8%       28.8%       -26.6%
 3/31/1993       86.82        25.1%        15.0%       -12.8%       28.8%       -26.6%
  4/1/1993       87.39        26.2%        15.0%       -12.8%       28.8%       -26.6%
  4/2/1993       88.71        29.1%        15.0%       -12.8%       28.8%       -26.6%
  4/5/1993       87.82        27.2%        15.0%       -12.8%       28.8%       -26.6%
  4/6/1993       86.29        25.8%        15.0%       -12.8%       28.8%       -26.6%
  4/7/1993        85.9        27.4%        15.0%       -12.8%       28.8%       -26.6%
  4/8/1993       84.11        26.0%        15.0%       -12.8%       28.8%       -26.6%
  4/9/1993       84.11        26.4%        15.0%       -12.8%       28.8%       -26.6%
 4/12/1993          82        21.3%        15.0%       -12.8%       28.8%       -26.6%
 4/13/1993        82.3        17.5%        15.0%       -12.8%       28.8%       -26.6%
 4/14/1993        85.4        23.2%        15.0%       -12.8%       28.8%       -26.6%
 4/15/1993       82.87        21.0%        15.0%       -12.8%       28.8%       -26.6%
 4/16/1993       84.72        23.2%        15.0%       -12.8%       28.8%       -26.6%
 4/19/1993       85.55        20.7%        15.0%       -12.8%       28.8%       -26.6%
 4/20/1993       86.45        23.4%        15.0%       -12.8%       28.8%       -26.6%
 4/21/1993       85.39        19.6%        15.0%       -12.8%       28.8%       -26.6%
 4/22/1993       88.14        23.2%        15.0%       -12.8%       28.8%       -26.6%
 4/23/1993       94.86        31.7%        15.0%       -12.8%       28.8%       -26.6%
 4/26/1993       96.18        32.6%        15.0%       -12.8%       28.8%       -26.6%
 4/27/1993       94.98        31.3%        15.0%       -12.8%       28.8%       -26.6%
 4/28/1993       97.69        32.4%        15.0%       -12.8%       28.8%       -26.6%
 4/29/1993       99.28        33.1%        15.0%       -12.8%       28.8%       -26.6%
 4/30/1993       98.81        32.4%        15.0%       -12.8%       28.8%       -26.6%
  5/3/1993       94.77        22.4%        15.0%       -12.8%       28.8%       -26.6%
  5/4/1993       96.01        18.0%        15.0%       -12.8%       28.8%       -26.6%
  5/5/1993        95.6        20.8%        15.0%       -12.8%       28.8%       -26.6%
  5/6/1993       98.53        29.3%        15.0%       -12.8%       28.8%       -26.6%
  5/7/1993       97.42        27.9%        15.0%       -12.8%       28.8%       -26.6%
 5/10/1993       98.42        24.7%        15.0%       -12.8%       28.8%       -26.6%
 5/11/1993       99.56        27.3%        15.0%       -12.8%       28.8%       -26.6%
 5/12/1993      106.78        38.6%        15.0%       -12.8%       28.8%       -26.6%
 5/13/1993      107.76        37.9%        15.0%       -12.8%       28.8%       -26.6%
 5/14/1993      107.89        37.7%        15.0%       -12.8%       28.8%       -26.6%
 5/17/1993      105.37        30.4%        15.0%       -12.8%       28.8%       -26.6%
 5/18/1993      112.62        43.2%        15.0%       -12.8%       28.8%       -26.6%
 5/19/1993       104.1        35.2%        15.0%       -12.8%       28.8%       -26.6%
 5/20/1993      105.92        39.4%        15.0%       -12.8%       28.8%       -26.6%
 5/21/1993      110.52        47.1%        15.0%       -12.8%       28.8%       -26.6%
 5/24/1993      106.71        38.1%        15.0%       -12.8%       28.8%       -26.6%
 5/25/1993      109.51        42.8%        15.0%       -12.8%       28.8%       -26.6%
 5/26/1993      105.93        37.8%        15.0%       -12.8%       28.8%       -26.6%
 5/27/1993      110.96        43.2%        15.0%       -12.8%       28.8%       -26.6%
 5/28/1993      111.11        46.3%        15.0%       -12.8%       28.8%       -26.6%
 5/31/1993      111.11        45.0%        15.0%       -12.8%       28.8%       -26.6%
  6/1/1993      105.25        38.5%        15.0%       -12.8%       28.8%       -26.6%
  6/2/1993      106.39        39.2%        15.0%       -12.8%       28.8%       -26.6%
  6/3/1993      108.98        39.1%        15.0%       -12.8%       28.8%       -26.6%
  6/4/1993      110.78        38.5%        15.0%       -12.8%       28.8%       -26.6%
  6/7/1993      110.75        40.5%        15.0%       -12.8%       28.8%       -26.6%
  6/8/1993       106.9        34.2%        15.0%       -12.8%       28.8%       -26.6%
  6/9/1993      105.44        28.9%        15.0%       -12.8%       28.8%       -26.6%
 6/10/1993      105.37        24.5%        15.0%       -12.8%       28.8%       -26.6%
 6/11/1993      101.21        17.9%        15.0%       -12.8%       28.8%       -26.6%
 6/14/1993      102.83        21.5%        15.0%       -12.8%       28.8%       -26.6%
 6/15/1993      107.29        26.1%        15.0%       -12.8%       28.8%       -26.6%
 6/16/1993      108.41        27.3%        15.0%       -12.8%       28.8%       -26.6%
 6/17/1993      109.18        29.8%        15.0%       -12.8%       28.8%       -26.6%
 6/18/1993       108.7        31.9%        15.0%       -12.8%       28.8%       -26.6%
 6/21/1993      108.28        23.4%        15.0%       -12.8%       28.8%       -26.6%
 6/22/1993      107.52        23.8%        15.0%       -12.8%       28.8%       -26.6%
 6/23/1993      111.26        27.3%        15.0%       -12.8%       28.8%       -26.6%
 6/24/1993      112.15        26.4%        15.0%       -12.8%       28.8%       -26.6%
 6/25/1993      114.99        30.9%        15.0%       -12.8%       28.8%       -26.6%
 6/28/1993      114.78        33.0%        15.0%       -12.8%       28.8%       -26.6%
 6/29/1993      117.99        37.4%        15.0%       -12.8%       28.8%       -26.6%
 6/30/1993      116.44        38.4%        15.0%       -12.8%       28.8%       -26.6%
  7/1/1993      121.76        44.8%        15.0%       -12.8%       28.8%       -26.6%
  7/2/1993      122.54        49.4%        15.0%       -12.8%       28.8%       -26.6%
  7/5/1993      122.54        48.9%        15.0%       -12.8%       28.8%       -26.6%
  7/6/1993      126.56        48.2%        15.0%       -12.8%       28.8%       -26.6%
  7/7/1993       123.3        48.8%        15.0%       -12.8%       28.8%       -26.6%
  7/8/1993      117.47        38.7%        15.0%       -12.8%       28.8%       -26.6%
  7/9/1993      116.99        36.8%        15.0%       -12.8%       28.8%       -26.6%
 7/12/1993      120.37        39.2%        15.0%       -12.8%       28.8%       -26.6%
 7/13/1993      119.19        39.6%        15.0%       -12.8%       28.8%       -26.6%
 7/14/1993      116.71        32.4%        15.0%       -12.8%       28.8%       -26.6%
 7/15/1993      117.13        23.5%        15.0%       -12.8%       28.8%       -26.6%
 7/16/1993      115.96        20.6%        15.0%       -12.8%       28.8%       -26.6%
 7/19/1993      115.09        21.2%        15.0%       -12.8%       28.8%       -26.6%
 7/20/1993      115.05        17.8%        15.0%       -12.8%       28.8%       -26.6%
 7/21/1993      113.05        13.9%        15.0%       -12.8%       28.8%       -26.6%
 7/22/1993      113.42        14.8%        15.0%       -12.8%       28.8%       -26.6%
 7/23/1993       112.9        19.1%        15.0%       -12.8%       28.8%       -26.6%
 7/26/1993       116.9        21.8%        15.0%       -12.8%       28.8%       -26.6%
 7/27/1993         119        24.5%        15.0%       -12.8%       28.8%       -26.6%
 7/28/1993      119.34        21.1%        15.0%       -12.8%       28.8%       -26.6%
 7/29/1993      126.39        29.7%        15.0%       -12.8%       28.8%       -26.6%
 7/30/1993       128.9        31.0%        15.0%       -12.8%       28.8%       -26.6%
  8/2/1993      129.07        29.6%        15.0%       -12.8%       28.8%       -26.6%
  8/3/1993      125.47        17.5%        15.0%       -12.8%       28.8%       -26.6%
  8/4/1993      121.79        13.0%        15.0%       -12.8%       28.8%       -26.6%
  8/5/1993      113.81         5.5%        15.0%       -12.8%       28.8%       -26.6%
  8/6/1993      114.21         8.4%        15.0%       -12.8%       28.8%       -26.6%
  8/9/1993      117.51         4.3%        15.0%       -12.8%       28.8%       -26.6%
 8/10/1993      117.35        12.7%        15.0%       -12.8%       28.8%       -26.6%
 8/11/1993       114.7         8.3%        15.0%       -12.8%       28.8%       -26.6%
 8/12/1993      110.03        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 8/13/1993      110.38         3.4%        15.0%       -12.8%       28.8%       -26.6%
 8/16/1993       112.1         2.4%        15.0%       -12.8%       28.8%       -26.6%
 8/17/1993      111.17         4.9%        15.0%       -12.8%       28.8%       -26.6%
 8/18/1993       114.1         2.8%        15.0%       -12.8%       28.8%       -26.6%
 8/19/1993       112.7         1.4%        15.0%       -12.8%       28.8%       -26.6%
 8/20/1993       114.4         3.0%        15.0%       -12.8%       28.8%       -26.6%
 8/23/1993      115.12         9.4%        15.0%       -12.8%       28.8%       -26.6%
 8/24/1993      117.48        10.4%        15.0%       -12.8%       28.8%       -26.6%
 8/25/1993      118.12         8.4%        15.0%       -12.8%       28.8%       -26.6%
 8/26/1993      114.55         3.4%        15.0%       -12.8%       28.8%       -26.6%
 8/27/1993      115.41         4.2%        15.0%       -12.8%       28.8%       -26.6%
 8/30/1993      117.62        10.0%        15.0%       -12.8%       28.8%       -26.6%
 8/31/1993      117.87        11.8%        15.0%       -12.8%       28.8%       -26.6%
  9/1/1993      116.62        10.7%        15.0%       -12.8%       28.8%       -26.6%
  9/2/1993      112.43        11.1%        15.0%       -12.8%       28.8%       -26.6%
  9/3/1993      109.97         6.9%        15.0%       -12.8%       28.8%       -26.6%
  9/6/1993      109.97         2.5%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1993       99.57        -8.2%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1993       98.71        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  9/9/1993       102.2        -6.0%        15.0%       -12.8%       28.8%       -26.6%
 9/10/1993      100.11        -7.5%        15.0%       -12.8%       28.8%       -26.6%
 9/13/1993       94.77        -11.9%       15.0%       -12.8%       28.8%       -26.6%
 9/14/1993        96.2        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 9/15/1993       97.85        -12.8%       15.0%       -12.8%       28.8%       -26.6%
 9/16/1993      103.68        -9.8%        15.0%       -12.8%       28.8%       -26.6%
 9/17/1993      102.81        -10.4%       15.0%       -12.8%       28.8%       -26.6%
 9/20/1993      103.39        -12.4%       15.0%       -12.8%       28.8%       -26.6%
 9/21/1993      109.31        -6.1%        15.0%       -12.8%       28.8%       -26.6%
 9/22/1993       106.4        -12.6%       15.0%       -12.8%       28.8%       -26.6%
 9/23/1993      108.37        -11.6%       15.0%       -12.8%       28.8%       -26.6%
 9/24/1993       108.4        -11.5%       15.0%       -12.8%       28.8%       -26.6%
 9/27/1993      104.37        -17.5%       15.0%       -12.8%       28.8%       -26.6%
 9/28/1993      104.32        -15.4%       15.0%       -12.8%       28.8%       -26.6%
 9/29/1993      102.16        -13.0%       15.0%       -12.8%       28.8%       -26.6%
 9/30/1993      104.11        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 10/1/1993      103.77        -13.8%       15.0%       -12.8%       28.8%       -26.6%
 10/4/1993      106.17        -10.9%       15.0%       -12.8%       28.8%       -26.6%
 10/5/1993       107.1        -8.2%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1993      111.67        -4.7%        15.0%       -12.8%       28.8%       -26.6%
 10/7/1993         113        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 10/8/1993      114.52        -0.5%        15.0%       -12.8%       28.8%       -26.6%
10/11/1993      114.25        -0.7%        15.0%       -12.8%       28.8%       -26.6%
10/12/1993      118.16         4.5%        15.0%       -12.8%       28.8%       -26.6%
10/13/1993      117.32         3.4%        15.0%       -12.8%       28.8%       -26.6%
10/14/1993      117.15         3.8%        15.0%       -12.8%       28.8%       -26.6%
10/15/1993       116.5        -0.3%        15.0%       -12.8%       28.8%       -26.6%
10/18/1993       119.8         0.7%        15.0%       -12.8%       28.8%       -26.6%
10/19/1993      121.76         2.0%        15.0%       -12.8%       28.8%       -26.6%
10/20/1993      124.84        -1.2%        15.0%       -12.8%       28.8%       -26.6%
10/21/1993      121.06        -6.1%        15.0%       -12.8%       28.8%       -26.6%
10/22/1993      123.47        -4.3%        15.0%       -12.8%       28.8%       -26.6%
10/25/1993      122.53        -2.3%        15.0%       -12.8%       28.8%       -26.6%
10/26/1993      126.52         3.9%        15.0%       -12.8%       28.8%       -26.6%
10/27/1993      125.07         9.9%        15.0%       -12.8%       28.8%       -26.6%
10/28/1993      124.04         8.6%        15.0%       -12.8%       28.8%       -26.6%
10/29/1993      123.45         5.1%        15.0%       -12.8%       28.8%       -26.6%
 11/1/1993      120.64         2.8%        15.0%       -12.8%       28.8%       -26.6%
 11/2/1993      118.93         3.7%        15.0%       -12.8%       28.8%       -26.6%
 11/3/1993       123.1        11.9%        15.0%       -12.8%       28.8%       -26.6%
 11/4/1993      125.91        14.1%        15.0%       -12.8%       28.8%       -26.6%
 11/5/1993       125.3        11.8%        15.0%       -12.8%       28.8%       -26.6%
 11/8/1993      124.62        12.1%        15.0%       -12.8%       28.8%       -26.6%
 11/9/1993      126.71        11.1%        15.0%       -12.8%       28.8%       -26.6%
11/10/1993      130.35        15.7%        15.0%       -12.8%       28.8%       -26.6%
11/11/1993      129.91        13.6%        15.0%       -12.8%       28.8%       -26.6%
11/12/1993      129.27        12.3%        15.0%       -12.8%       28.8%       -26.6%
11/15/1993      129.61        10.3%        15.0%       -12.8%       28.8%       -26.6%
11/16/1993      125.58         6.3%        15.0%       -12.8%       28.8%       -26.6%
11/17/1993      126.62        10.5%        15.0%       -12.8%       28.8%       -26.6%
11/18/1993      125.46         8.7%        15.0%       -12.8%       28.8%       -26.6%
11/19/1993      127.61         8.5%        15.0%       -12.8%       28.8%       -26.6%
11/22/1993      127.41         8.1%        15.0%       -12.8%       28.8%       -26.6%
11/23/1993      126.63         8.6%        15.0%       -12.8%       28.8%       -26.6%
11/24/1993       126.5        12.5%        15.0%       -12.8%       28.8%       -26.6%
11/25/1993       126.5        15.0%        15.0%       -12.8%       28.8%       -26.6%
11/26/1993       122.5        11.4%        15.0%       -12.8%       28.8%       -26.6%
11/29/1993      118.26        18.8%        15.0%       -12.8%       28.8%       -26.6%
11/30/1993      118.71        20.3%        15.0%       -12.8%       28.8%       -26.6%
 12/1/1993      120.86        18.3%        15.0%       -12.8%       28.8%       -26.6%
 12/2/1993      120.76        20.6%        15.0%       -12.8%       28.8%       -26.6%
 12/3/1993      123.48        30.3%        15.0%       -12.8%       28.8%       -26.6%
 12/6/1993      122.71        27.6%        15.0%       -12.8%       28.8%       -26.6%
 12/7/1993      123.35        26.1%        15.0%       -12.8%       28.8%       -26.6%
 12/8/1993      130.28        25.7%        15.0%       -12.8%       28.8%       -26.6%
 12/9/1993      131.07        27.5%        15.0%       -12.8%       28.8%       -26.6%
12/10/1993      131.69        27.4%        15.0%       -12.8%       28.8%       -26.6%
12/13/1993      135.14        23.6%        15.0%       -12.8%       28.8%       -26.6%
12/14/1993      133.17        25.2%        15.0%       -12.8%       28.8%       -26.6%
12/15/1993      132.96        22.7%        15.0%       -12.8%       28.8%       -26.6%
12/16/1993      132.44        22.2%        15.0%       -12.8%       28.8%       -26.6%
12/17/1993      132.81        27.2%        15.0%       -12.8%       28.8%       -26.6%
12/20/1993       133.2        27.7%        15.0%       -12.8%       28.8%       -26.6%
12/21/1993      129.44        26.7%        15.0%       -12.8%       28.8%       -26.6%
12/22/1993      129.33        24.2%        15.0%       -12.8%       28.8%       -26.6%
12/23/1993      129.02        24.3%        15.0%       -12.8%       28.8%       -26.6%
12/24/1993      129.02        21.5%        15.0%       -12.8%       28.8%       -26.6%
12/27/1993      130.53        21.9%        15.0%       -12.8%       28.8%       -26.6%
12/28/1993       130.3        16.7%        15.0%       -12.8%       28.8%       -26.6%
12/29/1993      131.69        16.5%        15.0%       -12.8%       28.8%       -26.6%
12/30/1993      132.05        15.3%        15.0%       -12.8%       28.8%       -26.6%
12/31/1993      131.91        15.5%        15.0%       -12.8%       28.8%       -26.6%
  1/3/1994      142.85        20.9%        15.0%       -12.8%       28.8%       -26.6%
  1/4/1994      142.02        21.1%        15.0%       -12.8%       28.8%       -26.6%
  1/5/1994      139.86        19.4%        15.0%       -12.8%       28.8%       -26.6%
  1/6/1994      142.17        22.0%        15.0%       -12.8%       28.8%       -26.6%
  1/7/1994      136.38        13.8%        15.0%       -12.8%       28.8%       -26.6%
 1/10/1994      136.42        12.0%        15.0%       -12.8%       28.8%       -26.6%
 1/11/1994      139.67        11.9%        15.0%       -12.8%       28.8%       -26.6%
 1/12/1994      137.86        13.9%        15.0%       -12.8%       28.8%       -26.6%
 1/13/1994      141.11        14.3%        15.0%       -12.8%       28.8%       -26.6%
 1/14/1994      142.34        16.2%        15.0%       -12.8%       28.8%       -26.6%
 1/17/1994      145.57        15.1%        15.0%       -12.8%       28.8%       -26.6%
 1/18/1994      144.06        15.2%        15.0%       -12.8%       28.8%       -26.6%
 1/19/1994      142.59        15.0%        15.0%       -12.8%       28.8%       -26.6%
 1/20/1994       137.9        11.7%        15.0%       -12.8%       28.8%       -26.6%
 1/21/1994      135.42        12.3%        15.0%       -12.8%       28.8%       -26.6%
 1/24/1994      134.51        13.1%        15.0%       -12.8%       28.8%       -26.6%
 1/25/1994         134         8.9%        15.0%       -12.8%       28.8%       -26.6%
 1/26/1994      136.62         8.5%        15.0%       -12.8%       28.8%       -26.6%
 1/27/1994      129.54         3.4%        15.0%       -12.8%       28.8%       -26.6%
 1/28/1994      129.07         3.6%        15.0%       -12.8%       28.8%       -26.6%
 1/31/1994      131.84         4.0%        15.0%       -12.8%       28.8%       -26.6%
  2/1/1994      137.99         5.9%        15.0%       -12.8%       28.8%       -26.6%
  2/2/1994      134.14         3.3%        15.0%       -12.8%       28.8%       -26.6%
  2/3/1994      136.46         5.6%        15.0%       -12.8%       28.8%       -26.6%
  2/4/1994      133.21         2.8%        15.0%       -12.8%       28.8%       -26.6%
  2/7/1994      125.92         0.3%        15.0%       -12.8%       28.8%       -26.6%
  2/8/1994      126.14        -0.4%        15.0%       -12.8%       28.8%       -26.6%
  2/9/1994      127.56         1.7%        15.0%       -12.8%       28.8%       -26.6%
 2/10/1994      128.04         0.3%        15.0%       -12.8%       28.8%       -26.6%
 2/11/1994      126.12        -1.0%        15.0%       -12.8%       28.8%       -26.6%
 2/14/1994      127.49         0.7%        15.0%       -12.8%       28.8%       -26.6%
 2/15/1994       127.3         0.6%        15.0%       -12.8%       28.8%       -26.6%
 2/16/1994      131.02         3.6%        15.0%       -12.8%       28.8%       -26.6%
 2/17/1994      129.74         5.9%        15.0%       -12.8%       28.8%       -26.6%
 2/18/1994       125.9         6.5%        15.0%       -12.8%       28.8%       -26.6%
 2/21/1994       125.9         6.1%        15.0%       -12.8%       28.8%       -26.6%
 2/22/1994      123.65         2.3%        15.0%       -12.8%       28.8%       -26.6%
 2/23/1994      123.96         2.6%        15.0%       -12.8%       28.8%       -26.6%
 2/24/1994      125.25         1.4%        15.0%       -12.8%       28.8%       -26.6%
 2/25/1994      125.69         2.4%        15.0%       -12.8%       28.8%       -26.6%
 2/28/1994      128.39         4.1%        15.0%       -12.8%       28.8%       -26.6%
  3/1/1994      127.05        -2.5%        15.0%       -12.8%       28.8%       -26.6%
  3/2/1994      124.46        -5.0%        15.0%       -12.8%       28.8%       -26.6%
  3/3/1994      122.93        -6.7%        15.0%       -12.8%       28.8%       -26.6%
  3/4/1994      122.16        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  3/7/1994      120.55        -9.5%        15.0%       -12.8%       28.8%       -26.6%
  3/8/1994      119.47        -10.1%       15.0%       -12.8%       28.8%       -26.6%
  3/9/1994      123.26        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 3/10/1994      126.53        -4.7%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1994      125.53        -5.8%        15.0%       -12.8%       28.8%       -26.6%
 3/14/1994      125.07        -3.4%        15.0%       -12.8%       28.8%       -26.6%
 3/15/1994      125.57        -2.9%        15.0%       -12.8%       28.8%       -26.6%
 3/16/1994      124.77        -3.3%        15.0%       -12.8%       28.8%       -26.6%
 3/17/1994      123.83        -4.0%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1994      127.72        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 3/21/1994      125.24        -3.9%        15.0%       -12.8%       28.8%       -26.6%
 3/22/1994      129.87        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 3/23/1994      133.12         0.8%        15.0%       -12.8%       28.8%       -26.6%
 3/24/1994      135.66         2.8%        15.0%       -12.8%       28.8%       -26.6%
 3/25/1994      137.47        -3.8%        15.0%       -12.8%       28.8%       -26.6%
 3/28/1994      134.71        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 3/29/1994       133.2        -4.8%        15.0%       -12.8%       28.8%       -26.6%
 3/30/1994      129.69        -8.8%        15.0%       -12.8%       28.8%       -26.6%
 3/31/1994       133.7        -2.0%        15.0%       -12.8%       28.8%       -26.6%
  4/1/1994       133.7        -2.0%        15.0%       -12.8%       28.8%       -26.6%
  4/4/1994      127.16        -9.0%        15.0%       -12.8%       28.8%       -26.6%
  4/5/1994       127.2        -7.7%        15.0%       -12.8%       28.8%       -26.6%
  4/6/1994      124.48        -11.8%       15.0%       -12.8%       28.8%       -26.6%
  4/7/1994      125.06        -12.1%       15.0%       -12.8%       28.8%       -26.6%
  4/8/1994      123.64        -15.1%       15.0%       -12.8%       28.8%       -26.6%
 4/11/1994      121.03        -16.0%       15.0%       -12.8%       28.8%       -26.6%
 4/12/1994      120.99        -15.1%       15.0%       -12.8%       28.8%       -26.6%
 4/13/1994      119.24        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 4/14/1994      119.18        -12.0%       15.0%       -12.8%       28.8%       -26.6%
 4/15/1994       114.1        -15.2%       15.0%       -12.8%       28.8%       -26.6%
 4/18/1994      110.72        -17.4%       15.0%       -12.8%       28.8%       -26.6%
 4/19/1994      107.31        -21.5%       15.0%       -12.8%       28.8%       -26.6%
 4/20/1994      106.82        -17.5%       15.0%       -12.8%       28.8%       -26.6%
 4/21/1994      109.29        -15.3%       15.0%       -12.8%       28.8%       -26.6%
 4/22/1994      107.66        -18.3%       15.0%       -12.8%       28.8%       -26.6%
 4/25/1994      111.01        -19.6%       15.0%       -12.8%       28.8%       -26.6%
 4/26/1994      112.84        -15.9%       15.0%       -12.8%       28.8%       -26.6%
 4/27/1994      112.84        -17.3%       15.0%       -12.8%       28.8%       -26.6%
 4/28/1994      115.59        -13.2%       15.0%       -12.8%       28.8%       -26.6%
 4/29/1994      114.43        -9.1%        15.0%       -12.8%       28.8%       -26.6%
  5/2/1994      113.13        -10.3%       15.0%       -12.8%       28.8%       -26.6%
  5/3/1994      111.34        -12.7%       15.0%       -12.8%       28.8%       -26.6%
  5/4/1994      113.43        -11.4%       15.0%       -12.8%       28.8%       -26.6%
  5/5/1994      110.26        -12.6%       15.0%       -12.8%       28.8%       -26.6%
  5/6/1994      116.55        -8.6%        15.0%       -12.8%       28.8%       -26.6%
  5/9/1994      116.17        -8.7%        15.0%       -12.8%       28.8%       -26.6%
 5/10/1994      112.82        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 5/11/1994      114.77        -11.5%       15.0%       -12.8%       28.8%       -26.6%
 5/12/1994      113.55        -9.8%        15.0%       -12.8%       28.8%       -26.6%
 5/13/1994      113.18        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 5/16/1994      115.07        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 5/17/1994      113.61        -8.3%        15.0%       -12.8%       28.8%       -26.6%
 5/18/1994      115.52        -7.8%        15.0%       -12.8%       28.8%       -26.6%
 5/19/1994      117.32        -6.7%        15.0%       -12.8%       28.8%       -26.6%
 5/20/1994      121.28        -5.5%        15.0%       -12.8%       28.8%       -26.6%
 5/23/1994      123.94        -2.4%        15.0%       -12.8%       28.8%       -26.6%
 5/24/1994      119.02        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 5/25/1994      118.41        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 5/26/1994      116.99        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 5/27/1994      118.13        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 5/30/1994      118.13        -1.1%        15.0%       -12.8%       28.8%       -26.6%
 5/31/1994      120.32        -2.4%        15.0%       -12.8%       28.8%       -26.6%
  6/1/1994      116.85        -7.7%        15.0%       -12.8%       28.8%       -26.6%
  6/2/1994      116.65        -7.1%        15.0%       -12.8%       28.8%       -26.6%
  6/3/1994      114.88        -8.1%        15.0%       -12.8%       28.8%       -26.6%
  6/6/1994      114.12        -9.1%        15.0%       -12.8%       28.8%       -26.6%
  6/7/1994      114.09        -8.6%        15.0%       -12.8%       28.8%       -26.6%
  6/8/1994      112.94        -8.8%        15.0%       -12.8%       28.8%       -26.6%
  6/9/1994      114.14        -10.6%       15.0%       -12.8%       28.8%       -26.6%
 6/10/1994      113.22        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 6/13/1994      114.87        -11.6%       15.0%       -12.8%       28.8%       -26.6%
 6/14/1994      116.12        -12.8%       15.0%       -12.8%       28.8%       -26.6%
 6/15/1994      117.61        -13.3%       15.0%       -12.8%       28.8%       -26.6%
 6/16/1994       115.7        -15.8%       15.0%       -12.8%       28.8%       -26.6%
 6/17/1994      119.26        -11.5%       15.0%       -12.8%       28.8%       -26.6%
 6/20/1994      118.54        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 6/21/1994      120.88        -6.8%        15.0%       -12.8%       28.8%       -26.6%
 6/22/1994      118.66        -11.2%       15.0%       -12.8%       28.8%       -26.6%
 6/23/1994       119.1        -10.9%       15.0%       -12.8%       28.8%       -26.6%
 6/24/1994      117.16        -7.9%        15.0%       -12.8%       28.8%       -26.6%
 6/27/1994      114.98        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 6/28/1994      113.54        -8.8%        15.0%       -12.8%       28.8%       -26.6%
 6/29/1994      114.79        -8.2%        15.0%       -12.8%       28.8%       -26.6%
 6/30/1994      115.25        -6.8%        15.0%       -12.8%       28.8%       -26.6%
  7/1/1994      115.34        -4.7%        15.0%       -12.8%       28.8%       -26.6%
  7/4/1994      115.34        -4.7%        15.0%       -12.8%       28.8%       -26.6%
  7/5/1994      112.37        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  7/6/1994      112.28        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  7/7/1994      111.34        -2.4%        15.0%       -12.8%       28.8%       -26.6%
  7/8/1994      109.95        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 7/11/1994      112.91         5.2%        15.0%       -12.8%       28.8%       -26.6%
 7/12/1994         112         4.8%        15.0%       -12.8%       28.8%       -26.6%
 7/13/1994      110.77         1.4%        15.0%       -12.8%       28.8%       -26.6%
 7/14/1994      110.71         2.8%        15.0%       -12.8%       28.8%       -26.6%
 7/15/1994      111.49         0.4%        15.0%       -12.8%       28.8%       -26.6%
 7/18/1994      110.97        -1.7%        15.0%       -12.8%       28.8%       -26.6%
 7/19/1994      114.19         1.2%        15.0%       -12.8%       28.8%       -26.6%
 7/20/1994      114.96        -0.5%        15.0%       -12.8%       28.8%       -26.6%
 7/21/1994      114.45         0.0%        15.0%       -12.8%       28.8%       -26.6%
 7/22/1994      113.62         0.4%        15.0%       -12.8%       28.8%       -26.6%
 7/25/1994      112.92         1.4%        15.0%       -12.8%       28.8%       -26.6%
 7/26/1994      113.62         0.2%        15.0%       -12.8%       28.8%       -26.6%
 7/27/1994       115.6         4.8%        15.0%       -12.8%       28.8%       -26.6%
 7/28/1994      113.82        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 7/29/1994      111.75        -3.8%        15.0%       -12.8%       28.8%       -26.6%
  8/1/1994      111.68        -1.0%        15.0%       -12.8%       28.8%       -26.6%
  8/2/1994      109.28        -4.8%        15.0%       -12.8%       28.8%       -26.6%
  8/3/1994      109.25        -3.8%        15.0%       -12.8%       28.8%       -26.6%
  8/4/1994       110.8        -2.1%        15.0%       -12.8%       28.8%       -26.6%
  8/5/1994      108.93        -5.3%        15.0%       -12.8%       28.8%       -26.6%
  8/8/1994      108.87        -4.2%        15.0%       -12.8%       28.8%       -26.6%
  8/9/1994      108.77        -5.8%        15.0%       -12.8%       28.8%       -26.6%
 8/10/1994       108.5        -7.5%        15.0%       -12.8%       28.8%       -26.6%
 8/11/1994      109.51        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 8/12/1994      108.41        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 8/15/1994      108.09        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 8/16/1994      107.72        -9.0%        15.0%       -12.8%       28.8%       -26.6%
 8/17/1994      107.53        -8.1%        15.0%       -12.8%       28.8%       -26.6%
 8/18/1994      110.32        -6.6%        15.0%       -12.8%       28.8%       -26.6%
 8/19/1994      111.66        -5.5%        15.0%       -12.8%       28.8%       -26.6%
 8/22/1994      111.04        -7.7%        15.0%       -12.8%       28.8%       -26.6%
 8/23/1994      110.18        -5.7%        15.0%       -12.8%       28.8%       -26.6%
 8/24/1994      112.38        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 8/25/1994      111.98        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 8/26/1994      111.51        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 8/29/1994      114.89         0.7%        15.0%       -12.8%       28.8%       -26.6%
 8/30/1994      116.47         3.1%        15.0%       -12.8%       28.8%       -26.6%
 8/31/1994      118.52         3.8%        15.0%       -12.8%       28.8%       -26.6%
  9/1/1994      119.08         5.2%        15.0%       -12.8%       28.8%       -26.6%
  9/2/1994      121.56         5.8%        15.0%       -12.8%       28.8%       -26.6%
  9/5/1994      121.56         4.7%        15.0%       -12.8%       28.8%       -26.6%
  9/6/1994      123.34         4.9%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1994      122.67         6.0%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1994      122.69         2.9%        15.0%       -12.8%       28.8%       -26.6%
  9/9/1994      124.01         4.6%        15.0%       -12.8%       28.8%       -26.6%
 9/12/1994      125.26         3.6%        15.0%       -12.8%       28.8%       -26.6%
 9/13/1994      124.23         4.7%        15.0%       -12.8%       28.8%       -26.6%
 9/14/1994      122.92         3.2%        15.0%       -12.8%       28.8%       -26.6%
 9/15/1994      121.56         3.8%        15.0%       -12.8%       28.8%       -26.6%
 9/16/1994      122.96         6.9%        15.0%       -12.8%       28.8%       -26.6%
 9/19/1994      128.43        13.1%        15.0%       -12.8%       28.8%       -26.6%
 9/20/1994       129.6        12.9%        15.0%       -12.8%       28.8%       -26.6%
 9/21/1994      129.47        12.3%        15.0%       -12.8%       28.8%       -26.6%
 9/22/1994      132.13        14.6%        15.0%       -12.8%       28.8%       -26.6%
 9/23/1994      134.28        16.4%        15.0%       -12.8%       28.8%       -26.6%
 9/26/1994      132.93        18.3%        15.0%       -12.8%       28.8%       -26.6%
 9/27/1994      135.87        21.0%        15.0%       -12.8%       28.8%       -26.6%
 9/28/1994      133.43        19.8%        15.0%       -12.8%       28.8%       -26.6%
 9/29/1994       133.4        21.3%        15.0%       -12.8%       28.8%       -26.6%
 9/30/1994      132.23        17.1%        15.0%       -12.8%       28.8%       -26.6%
 10/3/1994      129.14        15.3%        15.0%       -12.8%       28.8%       -26.6%
 10/4/1994      126.78        14.5%        15.0%       -12.8%       28.8%       -26.6%
 10/5/1994      124.67        12.6%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1994      127.68        14.5%        15.0%       -12.8%       28.8%       -26.6%
 10/7/1994      125.76        13.3%        15.0%       -12.8%       28.8%       -26.6%
10/10/1994      126.94        11.2%        15.0%       -12.8%       28.8%       -26.6%
10/11/1994      127.02        10.5%        15.0%       -12.8%       28.8%       -26.6%
10/12/1994      129.11        12.8%        15.0%       -12.8%       28.8%       -26.6%
10/13/1994       126.3        11.2%        15.0%       -12.8%       28.8%       -26.6%
10/14/1994      124.11         9.9%        15.0%       -12.8%       28.8%       -26.6%
10/17/1994      125.66        10.6%        15.0%       -12.8%       28.8%       -26.6%
10/18/1994      125.18         8.3%        15.0%       -12.8%       28.8%       -26.6%
10/19/1994      125.75        10.5%        15.0%       -12.8%       28.8%       -26.6%
10/20/1994      128.03        14.6%        15.0%       -12.8%       28.8%       -26.6%
10/21/1994      126.12        12.9%        15.0%       -12.8%       28.8%       -26.6%
10/24/1994      125.64        15.0%        15.0%       -12.8%       28.8%       -26.6%
10/25/1994      125.24        14.6%        15.0%       -12.8%       28.8%       -26.6%
10/26/1994      123.24        11.2%        15.0%       -12.8%       28.8%       -26.6%
10/27/1994      118.95         9.2%        15.0%       -12.8%       28.8%       -26.6%
10/28/1994      116.45         7.0%        15.0%       -12.8%       28.8%       -26.6%
10/31/1994      117.41         7.9%        15.0%       -12.8%       28.8%       -26.6%
 11/1/1994      117.03         7.9%        15.0%       -12.8%       28.8%       -26.6%
 11/2/1994      116.43         6.3%        15.0%       -12.8%       28.8%       -26.6%
 11/3/1994      116.19         7.2%        15.0%       -12.8%       28.8%       -26.6%
 11/4/1994      115.18         6.6%        15.0%       -12.8%       28.8%       -26.6%
 11/7/1994      114.52         6.3%        15.0%       -12.8%       28.8%       -26.6%
 11/8/1994      116.02         7.9%        15.0%       -12.8%       28.8%       -26.6%
 11/9/1994       114.2         3.5%        15.0%       -12.8%       28.8%       -26.6%
11/10/1994      115.14         3.1%        15.0%       -12.8%       28.8%       -26.6%
11/11/1994      114.75         3.3%        15.0%       -12.8%       28.8%       -26.6%
11/14/1994      113.45         3.0%        15.0%       -12.8%       28.8%       -26.6%
11/15/1994       113.4         0.9%        15.0%       -12.8%       28.8%       -26.6%
11/16/1994      113.19         1.1%        15.0%       -12.8%       28.8%       -26.6%
11/17/1994      110.99        -0.5%        15.0%       -12.8%       28.8%       -26.6%
11/18/1994      109.23        -4.9%        15.0%       -12.8%       28.8%       -26.6%
11/21/1994      107.59        -7.6%        15.0%       -12.8%       28.8%       -26.6%
11/22/1994      104.98        -11.4%       15.0%       -12.8%       28.8%       -26.6%
11/23/1994      102.42        -14.0%       15.0%       -12.8%       28.8%       -26.6%
11/24/1994      102.42        -15.7%       15.0%       -12.8%       28.8%       -26.6%
11/25/1994      106.48        -12.4%       15.0%       -12.8%       28.8%       -26.6%
11/28/1994      103.83        -15.8%       15.0%       -12.8%       28.8%       -26.6%
11/29/1994      105.54        -14.0%       15.0%       -12.8%       28.8%       -26.6%
11/30/1994       102.7        -16.3%       15.0%       -12.8%       28.8%       -26.6%
 12/1/1994      102.59        -17.3%       15.0%       -12.8%       28.8%       -26.6%
 12/2/1994      102.23        -18.4%       15.0%       -12.8%       28.8%       -26.6%
 12/5/1994      100.13        -19.4%       15.0%       -12.8%       28.8%       -26.6%
 12/6/1994      102.18        -16.9%       15.0%       -12.8%       28.8%       -26.6%
 12/7/1994      105.02        -13.6%       15.0%       -12.8%       28.8%       -26.6%
 12/8/1994      103.39        -15.9%       15.0%       -12.8%       28.8%       -26.6%
 12/9/1994      104.52        -18.6%       15.0%       -12.8%       28.8%       -26.6%
12/12/1994       105.8        -18.4%       15.0%       -12.8%       28.8%       -26.6%
12/13/1994      105.97        -18.2%       15.0%       -12.8%       28.8%       -26.6%
12/14/1994      107.41        -18.7%       15.0%       -12.8%       28.8%       -26.6%
12/15/1994      105.33        -21.6%       15.0%       -12.8%       28.8%       -26.6%
12/16/1994      102.93        -22.6%       15.0%       -12.8%       28.8%       -26.6%
12/19/1994      104.62        -23.0%       15.0%       -12.8%       28.8%       -26.6%
12/20/1994      105.64        -20.8%       15.0%       -12.8%       28.8%       -26.6%
12/21/1994      105.85        -20.7%       15.0%       -12.8%       28.8%       -26.6%
12/22/1994      104.67        -20.8%       15.0%       -12.8%       28.8%       -26.6%
12/23/1994      105.22        -18.5%       15.0%       -12.8%       28.8%       -26.6%
12/26/1994      105.22        -17.0%       15.0%       -12.8%       28.8%       -26.6%
12/27/1994      105.97        -15.0%       15.0%       -12.8%       28.8%       -26.6%
12/28/1994      110.59        -13.4%       15.0%       -12.8%       28.8%       -26.6%
12/29/1994      110.35        -12.3%       15.0%       -12.8%       28.8%       -26.6%
12/30/1994      109.33        -13.9%       15.0%       -12.8%       28.8%       -26.6%
  1/2/1995      109.33        -13.9%       15.0%       -12.8%       28.8%       -26.6%
  1/3/1995         105        -18.7%       15.0%       -12.8%       28.8%       -26.6%
  1/4/1995       99.81        -21.0%       15.0%       -12.8%       28.8%       -26.6%
  1/5/1995      101.25        -18.4%       15.0%       -12.8%       28.8%       -26.6%
  1/6/1995       98.77        -21.4%       15.0%       -12.8%       28.8%       -26.6%
  1/9/1995       99.91        -20.2%       15.0%       -12.8%       28.8%       -26.6%
 1/10/1995       102.3        -18.6%       15.0%       -12.8%       28.8%       -26.6%
 1/11/1995      107.86        -15.8%       15.0%       -12.8%       28.8%       -26.6%
 1/12/1995      107.83        -14.5%       15.0%       -12.8%       28.8%       -26.6%
 1/13/1995      106.89        -14.9%       15.0%       -12.8%       28.8%       -26.6%
 1/16/1995      104.73        -16.4%       15.0%       -12.8%       28.8%       -26.6%
 1/17/1995      105.75        -14.2%       15.0%       -12.8%       28.8%       -26.6%
 1/18/1995      108.17        -9.1%        15.0%       -12.8%       28.8%       -26.6%
 1/19/1995      108.38        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 1/20/1995      107.18        -8.7%        15.0%       -12.8%       28.8%       -26.6%
 1/23/1995      104.64        -10.6%       15.0%       -12.8%       28.8%       -26.6%
 1/24/1995       104.5        -10.2%       15.0%       -12.8%       28.8%       -26.6%
 1/25/1995      102.65        -11.7%       15.0%       -12.8%       28.8%       -26.6%
 1/26/1995      101.96        -11.5%       15.0%       -12.8%       28.8%       -26.6%
 1/27/1995       98.62        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 1/30/1995       99.11        -14.6%       15.0%       -12.8%       28.8%       -26.6%
 1/31/1995       97.38        -14.7%       15.0%       -12.8%       28.8%       -26.6%
  2/1/1995       98.76        -14.2%       15.0%       -12.8%       28.8%       -26.6%
  2/2/1995      101.94        -11.2%       15.0%       -12.8%       28.8%       -26.6%
  2/3/1995      100.46        -11.4%       15.0%       -12.8%       28.8%       -26.6%
  2/6/1995      100.62        -11.3%       15.0%       -12.8%       28.8%       -26.6%
  2/7/1995       99.33        -12.2%       15.0%       -12.8%       28.8%       -26.6%
  2/8/1995      100.65        -9.3%        15.0%       -12.8%       28.8%       -26.6%
  2/9/1995      101.85        -6.8%        15.0%       -12.8%       28.8%       -26.6%
 2/10/1995      101.31        -5.8%        15.0%       -12.8%       28.8%       -26.6%
 2/13/1995      100.55        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 2/14/1995      100.05        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 2/15/1995       100.8        -1.6%        15.0%       -12.8%       28.8%       -26.6%
 2/16/1995         101        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 2/17/1995      103.06        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 2/20/1995      103.06        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 2/21/1995      103.39         0.7%        15.0%       -12.8%       28.8%       -26.6%
 2/22/1995      106.43         3.7%        15.0%       -12.8%       28.8%       -26.6%
 2/23/1995      104.89         2.6%        15.0%       -12.8%       28.8%       -26.6%
 2/24/1995      104.17         4.0%        15.0%       -12.8%       28.8%       -26.6%
 2/27/1995      103.65         1.4%        15.0%       -12.8%       28.8%       -26.6%
 2/28/1995      103.83        -1.1%        15.0%       -12.8%       28.8%       -26.6%
  3/1/1995      100.38        -2.9%        15.0%       -12.8%       28.8%       -26.6%
  3/2/1995      102.64        -1.8%        15.0%       -12.8%       28.8%       -26.6%
  3/3/1995      100.41        -5.1%        15.0%       -12.8%       28.8%       -26.6%
  3/6/1995      104.64        -1.3%        15.0%       -12.8%       28.8%       -26.6%
  3/7/1995      112.54         4.8%        15.0%       -12.8%       28.8%       -26.6%
  3/8/1995      108.08         2.6%        15.0%       -12.8%       28.8%       -26.6%
  3/9/1995      110.69         7.5%        15.0%       -12.8%       28.8%       -26.6%
 3/10/1995         109         4.2%        15.0%       -12.8%       28.8%       -26.6%
 3/13/1995      111.56         5.6%        15.0%       -12.8%       28.8%       -26.6%
 3/14/1995      111.48         5.3%        15.0%       -12.8%       28.8%       -26.6%
 3/15/1995      113.24         8.2%        15.0%       -12.8%       28.8%       -26.6%
 3/16/1995      112.49         6.9%        15.0%       -12.8%       28.8%       -26.6%
 3/17/1995       113.8         8.2%        15.0%       -12.8%       28.8%       -26.6%
 3/20/1995      115.47         9.0%        15.0%       -12.8%       28.8%       -26.6%
 3/21/1995      114.36         3.4%        15.0%       -12.8%       28.8%       -26.6%
 3/22/1995      114.29         3.6%        15.0%       -12.8%       28.8%       -26.6%
 3/23/1995      115.86         6.0%        15.0%       -12.8%       28.8%       -26.6%
 3/24/1995      114.77         5.0%        15.0%       -12.8%       28.8%       -26.6%
 3/27/1995      114.83         9.4%        15.0%       -12.8%       28.8%       -26.6%
 3/28/1995      115.96        16.2%        15.0%       -12.8%       28.8%       -26.6%
 3/29/1995      115.38        14.0%        15.0%       -12.8%       28.8%       -26.6%
 3/30/1995      120.09        21.6%        15.0%       -12.8%       28.8%       -26.6%
 3/31/1995      121.97        22.1%        15.0%       -12.8%       28.8%       -26.6%
  4/3/1995      121.98        19.2%        15.0%       -12.8%       28.8%       -26.6%
  4/4/1995      119.78        11.1%        15.0%       -12.8%       28.8%       -26.6%
  4/5/1995      123.19        14.2%        15.0%       -12.8%       28.8%       -26.6%
  4/6/1995      122.46        14.6%        15.0%       -12.8%       28.8%       -26.6%
  4/7/1995      121.36        15.9%        15.0%       -12.8%       28.8%       -26.6%
 4/10/1995      119.34        12.9%        15.0%       -12.8%       28.8%       -26.6%
 4/11/1995      119.35        10.3%        15.0%       -12.8%       28.8%       -26.6%
 4/12/1995      119.86        10.6%        15.0%       -12.8%       28.8%       -26.6%
 4/13/1995      116.28         8.5%        15.0%       -12.8%       28.8%       -26.6%
 4/14/1995      116.28        11.1%        15.0%       -12.8%       28.8%       -26.6%
 4/17/1995      122.71        17.4%        15.0%       -12.8%       28.8%       -26.6%
 4/18/1995      124.88        21.7%        15.0%       -12.8%       28.8%       -26.6%
 4/19/1995      124.08        21.7%        15.0%       -12.8%       28.8%       -26.6%
 4/20/1995      119.92        21.6%        15.0%       -12.8%       28.8%       -26.6%
 4/21/1995      121.32        22.4%        15.0%       -12.8%       28.8%       -26.6%
 4/24/1995      122.15        25.4%        15.0%       -12.8%       28.8%       -26.6%
 4/25/1995      122.73        24.3%        15.0%       -12.8%       28.8%       -26.6%
 4/26/1995      118.63        16.4%        15.0%       -12.8%       28.8%       -26.6%
 4/27/1995      120.51        20.0%        15.0%       -12.8%       28.8%       -26.6%
 4/28/1995      116.93        16.2%        15.0%       -12.8%       28.8%       -26.6%
  5/1/1995      118.99        19.8%        15.0%       -12.8%       28.8%       -26.6%
  5/2/1995      119.08        18.3%        15.0%       -12.8%       28.8%       -26.6%
  5/3/1995      116.16        14.1%        15.0%       -12.8%       28.8%       -26.6%
  5/4/1995      118.59        17.1%        15.0%       -12.8%       28.8%       -26.6%
  5/5/1995      116.88        16.2%        15.0%       -12.8%       28.8%       -26.6%
  5/8/1995      116.66        16.6%        15.0%       -12.8%       28.8%       -26.6%
  5/9/1995         112        11.1%        15.0%       -12.8%       28.8%       -26.6%
 5/10/1995      111.71        10.6%        15.0%       -12.8%       28.8%       -26.6%
 5/11/1995      109.48         6.2%        15.0%       -12.8%       28.8%       -26.6%
 5/12/1995      109.12         5.9%        15.0%       -12.8%       28.8%       -26.6%
 5/15/1995      112.25         8.6%        15.0%       -12.8%       28.8%       -26.6%
 5/16/1995      113.74         6.9%        15.0%       -12.8%       28.8%       -26.6%
 5/17/1995      115.54        10.2%        15.0%       -12.8%       28.8%       -26.6%
 5/18/1995      117.94        13.2%        15.0%       -12.8%       28.8%       -26.6%
 5/19/1995      115.41        11.3%        15.0%       -12.8%       28.8%       -26.6%
 5/22/1995       113.2         9.0%        15.0%       -12.8%       28.8%       -26.6%
 5/23/1995      116.51        16.1%        15.0%       -12.8%       28.8%       -26.6%
 5/24/1995       119.8        16.7%        15.0%       -12.8%       28.8%       -26.6%
 5/25/1995      119.76        19.3%        15.0%       -12.8%       28.8%       -26.6%
 5/26/1995      120.69        15.3%        15.0%       -12.8%       28.8%       -26.6%
 5/29/1995      120.69         7.2%        15.0%       -12.8%       28.8%       -26.6%
 5/30/1995      119.13        10.2%        15.0%       -12.8%       28.8%       -26.6%
 5/31/1995         120         8.4%        15.0%       -12.8%       28.8%       -26.6%
  6/1/1995       121.3        11.3%        15.0%       -12.8%       28.8%       -26.6%
  6/2/1995      118.72         6.4%        15.0%       -12.8%       28.8%       -26.6%
  6/5/1995      119.02         6.8%        15.0%       -12.8%       28.8%       -26.6%
  6/6/1995      117.99         4.2%        15.0%       -12.8%       28.8%       -26.6%
  6/7/1995      120.46         7.1%        15.0%       -12.8%       28.8%       -26.6%
  6/8/1995      122.04         7.2%        15.0%       -12.8%       28.8%       -26.6%
  6/9/1995      121.83         5.5%        15.0%       -12.8%       28.8%       -26.6%
 6/12/1995      120.61         5.5%        15.0%       -12.8%       28.8%       -26.6%
 6/13/1995         121         5.9%        15.0%       -12.8%       28.8%       -26.6%
 6/14/1995       123.9         6.9%        15.0%       -12.8%       28.8%       -26.6%
 6/15/1995      126.73        10.4%        15.0%       -12.8%       28.8%       -26.6%
 6/16/1995      126.81        10.4%        15.0%       -12.8%       28.8%       -26.6%
 6/19/1995      129.06        11.3%        15.0%       -12.8%       28.8%       -26.6%
 6/20/1995      125.17         8.5%        15.0%       -12.8%       28.8%       -26.6%
 6/21/1995      124.38         3.6%        15.0%       -12.8%       28.8%       -26.6%
 6/22/1995      127.11         4.2%        15.0%       -12.8%       28.8%       -26.6%
 6/23/1995      126.52         3.7%        15.0%       -12.8%       28.8%       -26.6%
 6/26/1995       123.7         3.3%        15.0%       -12.8%       28.8%       -26.6%
 6/27/1995      123.77         0.5%        15.0%       -12.8%       28.8%       -26.6%
 6/28/1995      121.26        -1.0%        15.0%       -12.8%       28.8%       -26.6%
 6/29/1995      122.07         0.6%        15.0%       -12.8%       28.8%       -26.6%
 6/30/1995      120.19         0.7%        15.0%       -12.8%       28.8%       -26.6%
  7/3/1995      119.82         0.4%        15.0%       -12.8%       28.8%       -26.6%
  7/4/1995      119.82         0.0%        15.0%       -12.8%       28.8%       -26.6%
  7/5/1995      120.19         3.4%        15.0%       -12.8%       28.8%       -26.6%
  7/6/1995      124.03         6.7%        15.0%       -12.8%       28.8%       -26.6%
  7/7/1995      126.29         2.9%        15.0%       -12.8%       28.8%       -26.6%
 7/10/1995      125.85         0.8%        15.0%       -12.8%       28.8%       -26.6%
 7/11/1995      129.01         4.0%        15.0%       -12.8%       28.8%       -26.6%
 7/12/1995         131         9.2%        15.0%       -12.8%       28.8%       -26.6%
 7/13/1995      126.71         4.4%        15.0%       -12.8%       28.8%       -26.6%
 7/14/1995      127.51         4.4%        15.0%       -12.8%       28.8%       -26.6%
 7/17/1995      129.75         5.7%        15.0%       -12.8%       28.8%       -26.6%
 7/18/1995      128.53         8.3%        15.0%       -12.8%       28.8%       -26.6%
 7/19/1995      125.92         4.5%        15.0%       -12.8%       28.8%       -26.6%
 7/20/1995      123.33         5.5%        15.0%       -12.8%       28.8%       -26.6%
 7/21/1995      123.02         3.4%        15.0%       -12.8%       28.8%       -26.6%
 7/24/1995      125.22         5.2%        15.0%       -12.8%       28.8%       -26.6%
 7/25/1995      122.66         5.6%        15.0%       -12.8%       28.8%       -26.6%
 7/26/1995      124.31         4.8%        15.0%       -12.8%       28.8%       -26.6%
 7/27/1995      120.53         3.1%        15.0%       -12.8%       28.8%       -26.6%
 7/28/1995       119.7         2.6%        15.0%       -12.8%       28.8%       -26.6%
 7/31/1995       118.7         6.0%        15.0%       -12.8%       28.8%       -26.6%
  8/1/1995       123.6        10.6%        15.0%       -12.8%       28.8%       -26.6%
  8/2/1995       122.9        12.3%        15.0%       -12.8%       28.8%       -26.6%
  8/3/1995      124.05        13.7%        15.0%       -12.8%       28.8%       -26.6%
  8/4/1995      122.87         9.5%        15.0%       -12.8%       28.8%       -26.6%
  8/7/1995      121.55         6.9%        15.0%       -12.8%       28.8%       -26.6%
  8/8/1995      123.78         7.1%        15.0%       -12.8%       28.8%       -26.6%
  8/9/1995       122.3         3.7%        15.0%       -12.8%       28.8%       -26.6%
 8/10/1995      121.11         4.9%        15.0%       -12.8%       28.8%       -26.6%
 8/11/1995       120.6         6.5%        15.0%       -12.8%       28.8%       -26.6%
 8/14/1995      123.96         6.4%        15.0%       -12.8%       28.8%       -26.6%
 8/15/1995      126.32         5.4%        15.0%       -12.8%       28.8%       -26.6%
 8/16/1995      124.87         4.3%        15.0%       -12.8%       28.8%       -26.6%
 8/17/1995      125.88         4.3%        15.0%       -12.8%       28.8%       -26.6%
 8/18/1995      125.88         4.3%        15.0%       -12.8%       28.8%       -26.6%
 8/21/1995      124.94         4.9%        15.0%       -12.8%       28.8%       -26.6%
 8/22/1995      124.58         3.8%        15.0%       -12.8%       28.8%       -26.6%
 8/23/1995      127.52         5.1%        15.0%       -12.8%       28.8%       -26.6%
 8/24/1995      126.31         6.4%        15.0%       -12.8%       28.8%       -26.6%
 8/25/1995       126.9         6.6%        15.0%       -12.8%       28.8%       -26.6%
 8/28/1995      126.85         7.5%        15.0%       -12.8%       28.8%       -26.6%
 8/29/1995      124.59         3.4%        15.0%       -12.8%       28.8%       -26.6%
 8/30/1995      121.55        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 8/31/1995      122.66         0.7%        15.0%       -12.8%       28.8%       -26.6%
  9/1/1995      121.46         0.7%        15.0%       -12.8%       28.8%       -26.6%
  9/4/1995      121.46         0.4%        15.0%       -12.8%       28.8%       -26.6%
  9/5/1995      123.24        -0.5%        15.0%       -12.8%       28.8%       -26.6%
  9/6/1995      125.15        -1.2%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1995      126.38        -0.3%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1995       127.1        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 9/11/1995      127.79         2.1%        15.0%       -12.8%       28.8%       -26.6%
 9/12/1995      129.95         4.5%        15.0%       -12.8%       28.8%       -26.6%
 9/13/1995      126.19        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 9/14/1995      127.28         0.6%        15.0%       -12.8%       28.8%       -26.6%
 9/15/1995      126.62         2.4%        15.0%       -12.8%       28.8%       -26.6%
 9/18/1995      126.62         2.3%        15.0%       -12.8%       28.8%       -26.6%
 9/19/1995       124.1         2.3%        15.0%       -12.8%       28.8%       -26.6%
 9/20/1995      122.49         0.3%        15.0%       -12.8%       28.8%       -26.6%
 9/21/1995      125.88         4.7%        15.0%       -12.8%       28.8%       -26.6%
 9/22/1995      123.74         3.3%        15.0%       -12.8%       28.8%       -26.6%
 9/25/1995      123.04         2.7%        15.0%       -12.8%       28.8%       -26.6%
 9/26/1995      122.99         2.3%        15.0%       -12.8%       28.8%       -26.6%
 9/27/1995      122.89        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 9/28/1995      123.54        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 9/29/1995       124.2        -1.3%        15.0%       -12.8%       28.8%       -26.6%
 10/2/1995      122.39        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 10/3/1995      121.34        -7.4%        15.0%       -12.8%       28.8%       -26.6%
 10/4/1995      120.48        -4.9%        15.0%       -12.8%       28.8%       -26.6%
 10/5/1995      120.97        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1995      122.14        -5.9%        15.0%       -12.8%       28.8%       -26.6%
 10/9/1995      122.87        -4.4%        15.0%       -12.8%       28.8%       -26.6%
10/10/1995      123.22        -2.1%        15.0%       -12.8%       28.8%       -26.6%
10/11/1995      121.56        -1.4%        15.0%       -12.8%       28.8%       -26.6%
10/12/1995      119.01        -3.3%        15.0%       -12.8%       28.8%       -26.6%
10/13/1995      119.17        -4.8%        15.0%       -12.8%       28.8%       -26.6%
10/16/1995      117.28        -4.4%        15.0%       -12.8%       28.8%       -26.6%
10/17/1995       115.3        -7.2%        15.0%       -12.8%       28.8%       -26.6%
10/18/1995      113.14        -6.1%        15.0%       -12.8%       28.8%       -26.6%
10/19/1995         113        -5.6%        15.0%       -12.8%       28.8%       -26.6%
10/20/1995      113.73        -4.2%        15.0%       -12.8%       28.8%       -26.6%
10/23/1995      110.46        -10.6%       15.0%       -12.8%       28.8%       -26.6%
10/24/1995      110.55        -10.0%       15.0%       -12.8%       28.8%       -26.6%
10/25/1995      113.12        -8.8%        15.0%       -12.8%       28.8%       -26.6%
10/26/1995         111        -9.7%        15.0%       -12.8%       28.8%       -26.6%
10/27/1995      108.42        -10.8%       15.0%       -12.8%       28.8%       -26.6%
10/30/1995         108        -12.7%       15.0%       -12.8%       28.8%       -26.6%
10/31/1995      107.18        -12.4%       15.0%       -12.8%       28.8%       -26.6%
 11/1/1995      108.08        -10.8%       15.0%       -12.8%       28.8%       -26.6%
 11/2/1995      112.57        -6.7%        15.0%       -12.8%       28.8%       -26.6%
 11/3/1995      111.66        -9.9%        15.0%       -12.8%       28.8%       -26.6%
 11/6/1995      114.34        -9.5%        15.0%       -12.8%       28.8%       -26.6%
 11/7/1995      116.66        -6.6%        15.0%       -12.8%       28.8%       -26.6%
 11/8/1995      115.72        -8.1%        15.0%       -12.8%       28.8%       -26.6%
 11/9/1995      118.25        -6.1%        15.0%       -12.8%       28.8%       -26.6%
11/10/1995      119.49        -4.4%        15.0%       -12.8%       28.8%       -26.6%
11/13/1995      117.08        -6.0%        15.0%       -12.8%       28.8%       -26.6%
11/14/1995      114.59        -10.1%       15.0%       -12.8%       28.8%       -26.6%
11/15/1995      114.58        -9.3%        15.0%       -12.8%       28.8%       -26.6%
11/16/1995      115.11        -9.3%        15.0%       -12.8%       28.8%       -26.6%
11/17/1995      117.22        -7.6%        15.0%       -12.8%       28.8%       -26.6%
11/20/1995       117.1        -6.0%        15.0%       -12.8%       28.8%       -26.6%
11/21/1995      117.35        -3.5%        15.0%       -12.8%       28.8%       -26.6%
11/22/1995      115.83        -5.6%        15.0%       -12.8%       28.8%       -26.6%
11/23/1995      115.83        -4.6%        15.0%       -12.8%       28.8%       -26.6%
11/24/1995       117.2        -3.5%        15.0%       -12.8%       28.8%       -26.6%
11/27/1995      121.46        -1.4%        15.0%       -12.8%       28.8%       -26.6%
11/28/1995      122.81        -1.9%        15.0%       -12.8%       28.8%       -26.6%
11/29/1995      120.99        -4.3%        15.0%       -12.8%       28.8%       -26.6%
11/30/1995      121.11        -4.7%        15.0%       -12.8%       28.8%       -26.6%
 12/1/1995      119.82        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 12/4/1995      122.08        -6.1%        15.0%       -12.8%       28.8%       -26.6%
 12/5/1995      124.71        -1.2%        15.0%       -12.8%       28.8%       -26.6%
 12/6/1995      126.01        -1.0%        15.0%       -12.8%       28.8%       -26.6%
 12/7/1995      124.47        -1.7%        15.0%       -12.8%       28.8%       -26.6%
 12/8/1995      125.65        -0.8%        15.0%       -12.8%       28.8%       -26.6%
12/11/1995      124.63         0.4%        15.0%       -12.8%       28.8%       -26.6%
12/12/1995      123.04         0.4%        15.0%       -12.8%       28.8%       -26.6%
12/13/1995      120.05        -4.6%        15.0%       -12.8%       28.8%       -26.6%
12/14/1995      120.14        -2.9%        15.0%       -12.8%       28.8%       -26.6%
12/15/1995      120.89        -1.7%        15.0%       -12.8%       28.8%       -26.6%
12/18/1995      121.06        -1.6%        15.0%       -12.8%       28.8%       -26.6%
12/19/1995      120.86        -1.7%        15.0%       -12.8%       28.8%       -26.6%
12/20/1995      122.28        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/21/1995      121.92        -1.8%        15.0%       -12.8%       28.8%       -26.6%
12/22/1995      122.29        -0.1%        15.0%       -12.8%       28.8%       -26.6%
12/25/1995      122.29         0.8%        15.0%       -12.8%       28.8%       -26.6%
12/26/1995      121.13         0.5%        15.0%       -12.8%       28.8%       -26.6%
12/27/1995      119.75        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/28/1995      119.49        -2.2%        15.0%       -12.8%       28.8%       -26.6%
12/29/1995      120.42        -2.0%        15.0%       -12.8%       28.8%       -26.6%
  1/1/1996      120.42        -2.3%        15.0%       -12.8%       28.8%       -26.6%
  1/2/1996      126.48         4.0%        15.0%       -12.8%       28.8%       -26.6%
  1/3/1996      129.55         8.9%        15.0%       -12.8%       28.8%       -26.6%
  1/4/1996      128.68         8.0%        15.0%       -12.8%       28.8%       -26.6%
  1/5/1996      132.66        13.1%        15.0%       -12.8%       28.8%       -26.6%
  1/8/1996      134.45        16.6%        15.0%       -12.8%       28.8%       -26.6%
  1/9/1996       135.3        19.6%        15.0%       -12.8%       28.8%       -26.6%
 1/10/1996       137.2        21.4%        15.0%       -12.8%       28.8%       -26.6%
 1/11/1996      133.52        17.4%        15.0%       -12.8%       28.8%       -26.6%
 1/12/1996      131.31        18.9%        15.0%       -12.8%       28.8%       -26.6%
 1/15/1996      132.47        19.8%        15.0%       -12.8%       28.8%       -26.6%
 1/16/1996      132.21        16.9%        15.0%       -12.8%       28.8%       -26.6%
 1/17/1996      134.55        21.2%        15.0%       -12.8%       28.8%       -26.6%
 1/18/1996      132.55        22.3%        15.0%       -12.8%       28.8%       -26.6%
 1/19/1996      135.49        25.5%        15.0%       -12.8%       28.8%       -26.6%
 1/22/1996      141.42        31.9%        15.0%       -12.8%       28.8%       -26.6%
 1/23/1996      140.11        29.6%        15.0%       -12.8%       28.8%       -26.6%
 1/24/1996      137.07        21.8%        15.0%       -12.8%       28.8%       -26.6%
 1/25/1996      139.42        24.9%        15.0%       -12.8%       28.8%       -26.6%
 1/26/1996      139.83        22.3%        15.0%       -12.8%       28.8%       -26.6%
 1/29/1996      142.26        21.9%        15.0%       -12.8%       28.8%       -26.6%
 1/30/1996      140.89        21.8%        15.0%       -12.8%       28.8%       -26.6%
 1/31/1996      141.05        19.3%        15.0%       -12.8%       28.8%       -26.6%
  2/1/1996      147.16        23.2%        15.0%       -12.8%       28.8%       -26.6%
  2/2/1996      150.62        28.6%        15.0%       -12.8%       28.8%       -26.6%
  2/5/1996       152.7        33.3%        15.0%       -12.8%       28.8%       -26.6%
  2/6/1996      152.68        33.3%        15.0%       -12.8%       28.8%       -26.6%
  2/7/1996      145.55        26.4%        15.0%       -12.8%       28.8%       -26.6%
  2/8/1996      145.54        24.2%        15.0%       -12.8%       28.8%       -26.6%
  2/9/1996      143.07        22.2%        15.0%       -12.8%       28.8%       -26.6%
 2/12/1996      141.92        20.9%        15.0%       -12.8%       28.8%       -26.6%
 2/13/1996       143.7        24.1%        15.0%       -12.8%       28.8%       -26.6%
 2/14/1996      147.78        27.6%        15.0%       -12.8%       28.8%       -26.6%
 2/15/1996      143.34        22.3%        15.0%       -12.8%       28.8%       -26.6%
 2/16/1996      144.62        19.1%        15.0%       -12.8%       28.8%       -26.6%
 2/19/1996      144.62        17.8%        15.0%       -12.8%       28.8%       -26.6%
 2/20/1996      141.66        17.1%        15.0%       -12.8%       28.8%       -26.6%
 2/21/1996      144.23        19.1%        15.0%       -12.8%       28.8%       -26.6%
 2/22/1996      143.21        19.5%        15.0%       -12.8%       28.8%       -26.6%
 2/23/1996      142.45        16.7%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1996      146.37        17.4%        15.0%       -12.8%       28.8%       -26.6%
 2/27/1996       145.5        15.5%        15.0%       -12.8%       28.8%       -26.6%
 2/28/1996      145.07        16.6%        15.0%       -12.8%       28.8%       -26.6%
 2/29/1996      144.06        14.7%        15.0%       -12.8%       28.8%       -26.6%
  3/1/1996      142.61        14.4%        15.0%       -12.8%       28.8%       -26.6%
  3/4/1996      136.82        11.2%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1996      137.75        14.7%        15.0%       -12.8%       28.8%       -26.6%
  3/6/1996      138.31        15.1%        15.0%       -12.8%       28.8%       -26.6%
  3/7/1996      140.47        16.2%        15.0%       -12.8%       28.8%       -26.6%
  3/8/1996      138.06        14.0%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1996       139.7        15.6%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1996      136.98        12.0%        15.0%       -12.8%       28.8%       -26.6%
 3/13/1996      138.77        13.8%        15.0%       -12.8%       28.8%       -26.6%
 3/14/1996      139.38        14.0%        15.0%       -12.8%       28.8%       -26.6%
 3/15/1996       137.8        12.7%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1996      136.56        12.7%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1996      136.64        14.1%        15.0%       -12.8%       28.8%       -26.6%
 3/20/1996      136.56        14.3%        15.0%       -12.8%       28.8%       -26.6%
 3/21/1996      137.58        14.3%        15.0%       -12.8%       28.8%       -26.6%
 3/22/1996       139.7        16.0%        15.0%       -12.8%       28.8%       -26.6%
 3/25/1996      142.62        12.8%        15.0%       -12.8%       28.8%       -26.6%
 3/26/1996       148.8        14.9%        15.0%       -12.8%       28.8%       -26.6%
 3/27/1996      149.53        16.2%        15.0%       -12.8%       28.8%       -26.6%
 3/28/1996      143.83         8.4%        15.0%       -12.8%       28.8%       -26.6%
 3/29/1996      143.83         7.0%        15.0%       -12.8%       28.8%       -26.6%
  4/1/1996      143.72         6.2%        15.0%       -12.8%       28.8%       -26.6%
  4/2/1996      142.59         3.9%        15.0%       -12.8%       28.8%       -26.6%
  4/3/1996      144.95         8.6%        15.0%       -12.8%       28.8%       -26.6%
  4/4/1996       143.2         9.1%        15.0%       -12.8%       28.8%       -26.6%
  4/5/1996       143.2         8.1%        15.0%       -12.8%       28.8%       -26.6%
  4/8/1996      148.35        12.2%        15.0%       -12.8%       28.8%       -26.6%
  4/9/1996      146.28         8.7%        15.0%       -12.8%       28.8%       -26.6%
 4/10/1996       149.7        12.9%        15.0%       -12.8%       28.8%       -26.6%
 4/11/1996      149.15        10.1%        15.0%       -12.8%       28.8%       -26.6%
 4/12/1996      145.35         2.8%        15.0%       -12.8%       28.8%       -26.6%
 4/15/1996      145.27         3.7%        15.0%       -12.8%       28.8%       -26.6%
 4/16/1996      141.84         3.5%        15.0%       -12.8%       28.8%       -26.6%
 4/17/1996      140.41         0.7%        15.0%       -12.8%       28.8%       -26.6%
 4/18/1996       141.1         0.9%        15.0%       -12.8%       28.8%       -26.6%
 4/19/1996      137.78        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 4/22/1996      139.47        -1.0%        15.0%       -12.8%       28.8%       -26.6%
 4/23/1996      141.47         0.3%        15.0%       -12.8%       28.8%       -26.6%
 4/24/1996      139.94        -4.9%        15.0%       -12.8%       28.8%       -26.6%
 4/25/1996      144.32        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 4/26/1996      142.22        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 4/29/1996      141.09        -7.6%        15.0%       -12.8%       28.8%       -26.6%
 4/30/1996      143.42        -1.5%        15.0%       -12.8%       28.8%       -26.6%
  5/1/1996      142.84        -1.9%        15.0%       -12.8%       28.8%       -26.6%
  5/2/1996      141.93        -0.8%        15.0%       -12.8%       28.8%       -26.6%
  5/3/1996      140.13        -1.3%        15.0%       -12.8%       28.8%       -26.6%
  5/6/1996       145.4         1.2%        15.0%       -12.8%       28.8%       -26.6%
  5/7/1996      148.78         0.7%        15.0%       -12.8%       28.8%       -26.6%
  5/8/1996      147.06         2.6%        15.0%       -12.8%       28.8%       -26.6%
  5/9/1996      147.03         1.7%        15.0%       -12.8%       28.8%       -26.6%
 5/10/1996      146.35         1.2%        15.0%       -12.8%       28.8%       -26.6%
 5/13/1996       147.7         4.3%        15.0%       -12.8%       28.8%       -26.6%
 5/14/1996      146.69         1.7%        15.0%       -12.8%       28.8%       -26.6%
 5/15/1996      147.26         2.8%        15.0%       -12.8%       28.8%       -26.6%
 5/16/1996      146.71         3.0%        15.0%       -12.8%       28.8%       -26.6%
 5/17/1996      145.95        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 5/20/1996       142.4        -2.1%        15.0%       -12.8%       28.8%       -26.6%
 5/21/1996      146.15         0.7%        15.0%       -12.8%       28.8%       -26.6%
 5/22/1996      145.46         1.0%        15.0%       -12.8%       28.8%       -26.6%
 5/23/1996      143.56         0.7%        15.0%       -12.8%       28.8%       -26.6%
 5/24/1996      143.67         5.0%        15.0%       -12.8%       28.8%       -26.6%
 5/27/1996      143.67         4.3%        15.0%       -12.8%       28.8%       -26.6%
 5/28/1996      143.73         3.9%        15.0%       -12.8%       28.8%       -26.6%
 5/29/1996      143.89         2.4%        15.0%       -12.8%       28.8%       -26.6%
 5/30/1996      145.57         5.4%        15.0%       -12.8%       28.8%       -26.6%
 5/31/1996      148.89         6.6%        15.0%       -12.8%       28.8%       -26.6%
  6/3/1996       147.7         7.8%        15.0%       -12.8%       28.8%       -26.6%
  6/4/1996      143.16         3.2%        15.0%       -12.8%       28.8%       -26.6%
  6/5/1996       136.8        -1.9%        15.0%       -12.8%       28.8%       -26.6%
  6/6/1996      133.77        -2.9%        15.0%       -12.8%       28.8%       -26.6%
  6/7/1996      133.34        -2.4%        15.0%       -12.8%       28.8%       -26.6%
 6/10/1996      132.24        -3.2%        15.0%       -12.8%       28.8%       -26.6%
 6/11/1996      130.97        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 6/12/1996      129.09        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 6/13/1996      129.57        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 6/14/1996      129.55        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 6/17/1996      128.57        -13.6%       15.0%       -12.8%       28.8%       -26.6%
 6/18/1996      129.39        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 6/19/1996      129.92        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 6/20/1996      129.02        -10.3%       15.0%       -12.8%       28.8%       -26.6%
 6/21/1996      125.32        -12.8%       15.0%       -12.8%       28.8%       -26.6%
 6/24/1996      128.94        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 6/25/1996      127.31        -12.2%       15.0%       -12.8%       28.8%       -26.6%
 6/26/1996      125.81        -12.1%       15.0%       -12.8%       28.8%       -26.6%
 6/27/1996      124.12        -13.3%       15.0%       -12.8%       28.8%       -26.6%
 6/28/1996      123.76        -16.6%       15.0%       -12.8%       28.8%       -26.6%
  7/1/1996      125.72        -14.1%       15.0%       -12.8%       28.8%       -26.6%
  7/2/1996       125.1        -16.4%       15.0%       -12.8%       28.8%       -26.6%
  7/3/1996      125.42        -15.9%       15.0%       -12.8%       28.8%       -26.6%
  7/4/1996      125.42        -13.7%       15.0%       -12.8%       28.8%       -26.6%
  7/5/1996      130.31        -10.3%       15.0%       -12.8%       28.8%       -26.6%
  7/8/1996       127.4        -10.2%       15.0%       -12.8%       28.8%       -26.6%
  7/9/1996       131.2        -6.6%        15.0%       -12.8%       28.8%       -26.6%
 7/10/1996      131.32        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 7/11/1996      128.09        -7.0%        15.0%       -12.8%       28.8%       -26.6%
 7/12/1996      124.51        -10.7%       15.0%       -12.8%       28.8%       -26.6%
 7/15/1996      123.23        -12.9%       15.0%       -12.8%       28.8%       -26.6%
 7/16/1996      119.05        -14.9%       15.0%       -12.8%       28.8%       -26.6%
 7/17/1996      116.75        -19.1%       15.0%       -12.8%       28.8%       -26.6%
 7/18/1996      120.16        -15.5%       15.0%       -12.8%       28.8%       -26.6%
 7/19/1996      121.36        -14.0%       15.0%       -12.8%       28.8%       -26.6%
 7/22/1996      120.47        -16.0%       15.0%       -12.8%       28.8%       -26.6%
 7/23/1996      118.87        -16.8%       15.0%       -12.8%       28.8%       -26.6%
 7/24/1996      116.81        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 7/25/1996      117.21        -16.4%       15.0%       -12.8%       28.8%       -26.6%
 7/26/1996      120.82        -16.9%       15.0%       -12.8%       28.8%       -26.6%
 7/29/1996      118.44        -20.4%       15.0%       -12.8%       28.8%       -26.6%
 7/30/1996         118        -19.8%       15.0%       -12.8%       28.8%       -26.6%
 7/31/1996      124.35        -15.4%       15.0%       -12.8%       28.8%       -26.6%
  8/1/1996      124.32        -15.1%       15.0%       -12.8%       28.8%       -26.6%
  8/2/1996      126.14        -14.6%       15.0%       -12.8%       28.8%       -26.6%
  8/5/1996      129.33        -11.8%       15.0%       -12.8%       28.8%       -26.6%
  8/6/1996      127.68        -13.3%       15.0%       -12.8%       28.8%       -26.6%
  8/7/1996      126.65        -13.7%       15.0%       -12.8%       28.8%       -26.6%
  8/8/1996      128.75        -11.8%       15.0%       -12.8%       28.8%       -26.6%
  8/9/1996      127.01        -10.8%       15.0%       -12.8%       28.8%       -26.6%
 8/12/1996      128.13        -12.3%       15.0%       -12.8%       28.8%       -26.6%
 8/13/1996      126.21        -13.2%       15.0%       -12.8%       28.8%       -26.6%
 8/14/1996      123.33        -14.1%       15.0%       -12.8%       28.8%       -26.6%
 8/15/1996      124.34        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 8/16/1996      121.66        -15.3%       15.0%       -12.8%       28.8%       -26.6%
 8/19/1996      125.73        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 8/20/1996      127.71        -11.2%       15.0%       -12.8%       28.8%       -26.6%
 8/21/1996       125.8        -13.6%       15.0%       -12.8%       28.8%       -26.6%
 8/22/1996      128.17        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 8/23/1996      127.12        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 8/26/1996      128.19        -10.5%       15.0%       -12.8%       28.8%       -26.6%
 8/27/1996      127.79        -6.6%        15.0%       -12.8%       28.8%       -26.6%
 8/28/1996      127.77        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 8/29/1996      125.73        -5.7%        15.0%       -12.8%       28.8%       -26.6%
 8/30/1996      124.55        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  9/2/1996      124.55        -4.9%        15.0%       -12.8%       28.8%       -26.6%
  9/3/1996      126.67        -1.9%        15.0%       -12.8%       28.8%       -26.6%
  9/4/1996      126.46        -2.4%        15.0%       -12.8%       28.8%       -26.6%
  9/5/1996      125.41        -3.2%        15.0%       -12.8%       28.8%       -26.6%
  9/6/1996      124.94        -2.8%        15.0%       -12.8%       28.8%       -26.6%
  9/9/1996      121.26        -6.3%        15.0%       -12.8%       28.8%       -26.6%
 9/10/1996      121.29        -6.6%        15.0%       -12.8%       28.8%       -26.6%
 9/11/1996      122.39        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 9/12/1996      122.08        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 9/13/1996      124.21        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 9/16/1996      123.64        -2.9%        15.0%       -12.8%       28.8%       -26.6%
 9/17/1996      122.33        -2.8%        15.0%       -12.8%       28.8%       -26.6%
 9/18/1996      121.06        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 9/19/1996      120.06        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 9/20/1996       119.5        -4.9%        15.0%       -12.8%       28.8%       -26.6%
 9/23/1996      119.66        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 9/24/1996      121.57        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 9/25/1996      119.57        -4.7%        15.0%       -12.8%       28.8%       -26.6%
 9/26/1996      116.26        -10.8%       15.0%       -12.8%       28.8%       -26.6%
 9/27/1996      115.74        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 9/30/1996      115.18        -12.2%       15.0%       -12.8%       28.8%       -26.6%
 10/1/1996      116.75        -11.1%       15.0%       -12.8%       28.8%       -26.6%
 10/2/1996      120.23        -6.1%        15.0%       -12.8%       28.8%       -26.6%
 10/3/1996       116.9        -6.1%        15.0%       -12.8%       28.8%       -26.6%
 10/4/1996      117.11        -5.0%        15.0%       -12.8%       28.8%       -26.6%
 10/7/1996      117.22        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 10/8/1996      117.66         0.8%        15.0%       -12.8%       28.8%       -26.6%
 10/9/1996      118.16        -1.7%        15.0%       -12.8%       28.8%       -26.6%
10/10/1996      119.38        -1.6%        15.0%       -12.8%       28.8%       -26.6%
10/11/1996      117.88        -2.1%        15.0%       -12.8%       28.8%       -26.6%
10/14/1996      116.39        -2.1%        15.0%       -12.8%       28.8%       -26.6%
10/15/1996      117.23         0.4%        15.0%       -12.8%       28.8%       -26.6%
10/16/1996      117.14        -0.1%        15.0%       -12.8%       28.8%       -26.6%
10/17/1996      115.16        -4.7%        15.0%       -12.8%       28.8%       -26.6%
10/18/1996         114        -3.7%        15.0%       -12.8%       28.8%       -26.6%
10/21/1996      116.64        -1.2%        15.0%       -12.8%       28.8%       -26.6%
10/22/1996       118.6        -4.6%        15.0%       -12.8%       28.8%       -26.6%
10/23/1996      119.25        -4.1%        15.0%       -12.8%       28.8%       -26.6%
10/24/1996      119.17        -5.5%        15.0%       -12.8%       28.8%       -26.6%
10/25/1996      118.98        -8.0%        15.0%       -12.8%       28.8%       -26.6%
10/28/1996       119.1        -6.7%        15.0%       -12.8%       28.8%       -26.6%
10/29/1996      116.18        -8.3%        15.0%       -12.8%       28.8%       -26.6%
10/30/1996      117.72        -8.6%        15.0%       -12.8%       28.8%       -26.6%
10/31/1996       115.6        -9.0%        15.0%       -12.8%       28.8%       -26.6%
 11/1/1996      116.38        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 11/4/1996      116.71        -7.5%        15.0%       -12.8%       28.8%       -26.6%
 11/5/1996      115.88        -6.0%        15.0%       -12.8%       28.8%       -26.6%
 11/6/1996      113.44        -8.8%        15.0%       -12.8%       28.8%       -26.6%
 11/7/1996      116.88        -3.9%        15.0%       -12.8%       28.8%       -26.6%
 11/8/1996      118.63        -5.6%        15.0%       -12.8%       28.8%       -26.6%
11/11/1996      120.91        -5.3%        15.0%       -12.8%       28.8%       -26.6%
11/12/1996      126.07         0.2%        15.0%       -12.8%       28.8%       -26.6%
11/13/1996      127.31        -0.7%        15.0%       -12.8%       28.8%       -26.6%
11/14/1996      125.19        -1.5%        15.0%       -12.8%       28.8%       -26.6%
11/15/1996      125.07        -2.4%        15.0%       -12.8%       28.8%       -26.6%
11/18/1996      122.47        -4.2%        15.0%       -12.8%       28.8%       -26.6%
11/19/1996      122.35        -4.2%        15.0%       -12.8%       28.8%       -26.6%
11/20/1996      126.37         0.5%        15.0%       -12.8%       28.8%       -26.6%
11/21/1996      120.82        -3.0%        15.0%       -12.8%       28.8%       -26.6%
11/22/1996      119.75        -3.9%        15.0%       -12.8%       28.8%       -26.6%
11/25/1996      117.88        -6.9%        15.0%       -12.8%       28.8%       -26.6%
11/26/1996      119.96        -5.1%        15.0%       -12.8%       28.8%       -26.6%
11/27/1996      120.25        -4.1%        15.0%       -12.8%       28.8%       -26.6%
11/28/1996      120.25        -3.8%        15.0%       -12.8%       28.8%       -26.6%
11/29/1996      120.19        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 12/2/1996      117.03        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 12/3/1996      115.19        -5.9%        15.0%       -12.8%       28.8%       -26.6%
 12/4/1996      118.99        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 12/5/1996      122.14        -1.7%        15.0%       -12.8%       28.8%       -26.6%
 12/6/1996      121.59        -1.7%        15.0%       -12.8%       28.8%       -26.6%
 12/9/1996      121.39        -0.8%        15.0%       -12.8%       28.8%       -26.6%
12/10/1996      123.91         2.4%        15.0%       -12.8%       28.8%       -26.6%
12/11/1996       118.9        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/12/1996      119.36        -0.1%        15.0%       -12.8%       28.8%       -26.6%
12/13/1996      118.45        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/16/1996      119.12        -2.0%        15.0%       -12.8%       28.8%       -26.6%
12/17/1996      120.16         0.5%        15.0%       -12.8%       28.8%       -26.6%
12/18/1996      118.93         2.3%        15.0%       -12.8%       28.8%       -26.6%
12/19/1996      119.76         3.5%        15.0%       -12.8%       28.8%       -26.6%
12/20/1996      117.24         1.8%        15.0%       -12.8%       28.8%       -26.6%
12/23/1996      118.63         1.6%        15.0%       -12.8%       28.8%       -26.6%
12/24/1996      118.73        -1.2%        15.0%       -12.8%       28.8%       -26.6%
12/25/1996      118.73         1.6%        15.0%       -12.8%       28.8%       -26.6%
12/26/1996      118.11         0.9%        15.0%       -12.8%       28.8%       -26.6%
12/27/1996      117.78         0.5%        15.0%       -12.8%       28.8%       -26.6%
12/30/1996      118.22         0.5%        15.0%       -12.8%       28.8%       -26.6%
12/31/1996      116.75        -1.2%        15.0%       -12.8%       28.8%       -26.6%
  1/1/1997      116.75        -2.2%        15.0%       -12.8%       28.8%       -26.6%
  1/2/1997      114.12        -3.2%        15.0%       -12.8%       28.8%       -26.6%
  1/3/1997      111.83        -3.9%        15.0%       -12.8%       28.8%       -26.6%
  1/6/1997       107.9        -8.0%        15.0%       -12.8%       28.8%       -26.6%
  1/7/1997      109.92        -6.2%        15.0%       -12.8%       28.8%       -26.6%
  1/8/1997      107.85        -6.3%        15.0%       -12.8%       28.8%       -26.6%
  1/9/1997      111.56        -2.1%        15.0%       -12.8%       28.8%       -26.6%
 1/10/1997      113.23        -2.9%        15.0%       -12.8%       28.8%       -26.6%
 1/13/1997      112.24        -5.4%        15.0%       -12.8%       28.8%       -26.6%
 1/14/1997      108.92        -8.7%        15.0%       -12.8%       28.8%       -26.6%
 1/15/1997      108.62        -8.9%        15.0%       -12.8%       28.8%       -26.6%
 1/16/1997      111.97        -5.9%        15.0%       -12.8%       28.8%       -26.6%
 1/17/1997      113.37        -4.8%        15.0%       -12.8%       28.8%       -26.6%
 1/20/1997      111.61        -3.9%        15.0%       -12.8%       28.8%       -26.6%
 1/21/1997       111.6        -5.2%        15.0%       -12.8%       28.8%       -26.6%
 1/22/1997      109.66        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 1/23/1997      109.08        -6.3%        15.0%       -12.8%       28.8%       -26.6%
 1/24/1997      111.62        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 1/27/1997      114.26        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 1/28/1997       112.7        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 1/29/1997      113.93        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 1/30/1997      110.63        -6.7%        15.0%       -12.8%       28.8%       -26.6%
 1/31/1997       110.2        -8.9%        15.0%       -12.8%       28.8%       -26.6%
  2/3/1997      112.35        -10.9%       15.0%       -12.8%       28.8%       -26.6%
  2/4/1997      111.39        -12.5%       15.0%       -12.8%       28.8%       -26.6%
  2/5/1997      109.53        -12.5%       15.0%       -12.8%       28.8%       -26.6%
  2/6/1997      108.14        -13.5%       15.0%       -12.8%       28.8%       -26.6%
  2/7/1997      110.13        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 2/10/1997      108.95        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 2/11/1997      107.37        -15.0%       15.0%       -12.8%       28.8%       -26.6%
 2/12/1997      112.21        -7.1%        15.0%       -12.8%       28.8%       -26.6%
 2/13/1997       112.4        -6.1%        15.0%       -12.8%       28.8%       -26.6%
 2/14/1997      114.64        -2.7%        15.0%       -12.8%       28.8%       -26.6%
 2/17/1997      114.64        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 2/18/1997      115.34        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 2/19/1997      114.92        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 2/20/1997      118.61        -1.3%        15.0%       -12.8%       28.8%       -26.6%
 2/21/1997      118.53         1.3%        15.0%       -12.8%       28.8%       -26.6%
 2/24/1997      120.85         4.9%        15.0%       -12.8%       28.8%       -26.6%
 2/25/1997       120.4         1.2%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1997      117.67        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 2/27/1997      121.44        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 2/28/1997      122.46         0.9%        15.0%       -12.8%       28.8%       -26.6%
  3/3/1997      120.48        -2.8%        15.0%       -12.8%       28.8%       -26.6%
  3/4/1997      117.77        -1.0%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1997      117.19        -1.8%        15.0%       -12.8%       28.8%       -26.6%
  3/6/1997      115.74        -2.3%        15.0%       -12.8%       28.8%       -26.6%
  3/7/1997      114.21        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 3/10/1997      115.34        -4.0%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1997      117.09        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1997       115.4        -3.6%        15.0%       -12.8%       28.8%       -26.6%
 3/13/1997      115.82        -1.2%        15.0%       -12.8%       28.8%       -26.6%
 3/14/1997      115.15        -2.9%        15.0%       -12.8%       28.8%       -26.6%
 3/17/1997      113.33        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1997      113.37        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1997      113.16        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 3/20/1997      110.79        -5.9%        15.0%       -12.8%       28.8%       -26.6%
 3/21/1997      109.99        -7.0%        15.0%       -12.8%       28.8%       -26.6%
 3/24/1997      109.07        -6.6%        15.0%       -12.8%       28.8%       -26.6%
 3/25/1997      108.36        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 3/26/1997      110.19        -3.4%        15.0%       -12.8%       28.8%       -26.6%
 3/27/1997       105.1        -6.0%        15.0%       -12.8%       28.8%       -26.6%
 3/28/1997       105.1        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 3/31/1997      104.12        -5.3%        15.0%       -12.8%       28.8%       -26.6%
  4/1/1997      103.96        -3.6%        15.0%       -12.8%       28.8%       -26.6%
  4/2/1997      104.93        -5.9%        15.0%       -12.8%       28.8%       -26.6%
  4/3/1997      103.83        -8.3%        15.0%       -12.8%       28.8%       -26.6%
  4/4/1997      103.55        -7.7%        15.0%       -12.8%       28.8%       -26.6%
  4/7/1997      102.59        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  4/8/1997       102.1        -6.0%        15.0%       -12.8%       28.8%       -26.6%
  4/9/1997      101.06        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 4/10/1997      103.83        -8.4%        15.0%       -12.8%       28.8%       -26.6%
 4/11/1997      100.72        -9.8%        15.0%       -12.8%       28.8%       -26.6%
 4/14/1997       98.93        -11.4%       15.0%       -12.8%       28.8%       -26.6%
 4/15/1997       97.46        -11.1%       15.0%       -12.8%       28.8%       -26.6%
 4/16/1997       98.38        -9.8%        15.0%       -12.8%       28.8%       -26.6%
 4/17/1997       99.38        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 4/18/1997       97.53        -14.6%       15.0%       -12.8%       28.8%       -26.6%
 4/21/1997       97.48        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 4/22/1997       95.75        -16.0%       15.0%       -12.8%       28.8%       -26.6%
 4/23/1997        94.1        -14.9%       15.0%       -12.8%       28.8%       -26.6%
 4/24/1997       92.05        -16.5%       15.0%       -12.8%       28.8%       -26.6%
 4/25/1997       92.44        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 4/28/1997       92.69        -16.8%       15.0%       -12.8%       28.8%       -26.6%
 4/29/1997       93.62        -14.5%       15.0%       -12.8%       28.8%       -26.6%
 4/30/1997       93.86        -13.2%       15.0%       -12.8%       28.8%       -26.6%
  5/1/1997       95.68        -13.1%       15.0%       -12.8%       28.8%       -26.6%
  5/2/1997       96.65        -11.3%       15.0%       -12.8%       28.8%       -26.6%
  5/5/1997       98.41        -8.3%        15.0%       -12.8%       28.8%       -26.6%
  5/6/1997       98.77        -12.0%       15.0%       -12.8%       28.8%       -26.6%
  5/7/1997       103.4        -8.0%        15.0%       -12.8%       28.8%       -26.6%
  5/8/1997      103.38        -9.8%        15.0%       -12.8%       28.8%       -26.6%
  5/9/1997      106.78        -6.9%        15.0%       -12.8%       28.8%       -26.6%
 5/12/1997      104.84        -9.1%        15.0%       -12.8%       28.8%       -26.6%
 5/13/1997      103.02        -10.4%       15.0%       -12.8%       28.8%       -26.6%
 5/14/1997      101.32        -14.6%       15.0%       -12.8%       28.8%       -26.6%
 5/15/1997      103.82        -12.4%       15.0%       -12.8%       28.8%       -26.6%
 5/16/1997      101.41        -16.1%       15.0%       -12.8%       28.8%       -26.6%
 5/19/1997      101.31        -15.9%       15.0%       -12.8%       28.8%       -26.6%
 5/20/1997      101.94        -13.4%       15.0%       -12.8%       28.8%       -26.6%
 5/21/1997      101.45        -16.5%       15.0%       -12.8%       28.8%       -26.6%
 5/22/1997      101.38        -17.2%       15.0%       -12.8%       28.8%       -26.6%
 5/23/1997      102.14        -15.2%       15.0%       -12.8%       28.8%       -26.6%
 5/26/1997      102.14        -13.3%       15.0%       -12.8%       28.8%       -26.6%
 5/27/1997      104.32        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 5/28/1997      103.24        -10.8%       15.0%       -12.8%       28.8%       -26.6%
 5/29/1997      106.21        -7.0%        15.0%       -12.8%       28.8%       -26.6%
 5/30/1997      104.31        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  6/2/1997      101.74        -13.1%       15.0%       -12.8%       28.8%       -26.6%
  6/3/1997      100.02        -13.3%       15.0%       -12.8%       28.8%       -26.6%
  6/4/1997       98.11        -15.3%       15.0%       -12.8%       28.8%       -26.6%
  6/5/1997       101.4        -11.9%       15.0%       -12.8%       28.8%       -26.6%
  6/6/1997      101.46        -10.5%       15.0%       -12.8%       28.8%       -26.6%
  6/9/1997      103.23        -8.9%        15.0%       -12.8%       28.8%       -26.6%
 6/10/1997       102.7        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 6/11/1997      103.89        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 6/12/1997       104.6        -4.9%        15.0%       -12.8%       28.8%       -26.6%
 6/13/1997      104.35        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 6/16/1997      102.57        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 6/17/1997      102.03        -7.4%        15.0%       -12.8%       28.8%       -26.6%
 6/18/1997       99.32        -5.5%        15.0%       -12.8%       28.8%       -26.6%
 6/19/1997       100.6        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 6/20/1997        97.4        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 6/23/1997       95.73        -7.9%        15.0%       -12.8%       28.8%       -26.6%
 6/24/1997       94.73        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 6/25/1997       96.74        -6.8%        15.0%       -12.8%       28.8%       -26.6%
 6/26/1997       96.96        -6.4%        15.0%       -12.8%       28.8%       -26.6%
 6/27/1997       95.31        -7.1%        15.0%       -12.8%       28.8%       -26.6%
 6/30/1997        95.6        -6.4%        15.0%       -12.8%       28.8%       -26.6%
  7/1/1997       97.24        -3.8%        15.0%       -12.8%       28.8%       -26.6%
  7/2/1997       95.39        -8.1%        15.0%       -12.8%       28.8%       -26.6%
  7/3/1997        94.7        -6.0%        15.0%       -12.8%       28.8%       -26.6%
  7/4/1997        94.7        -4.3%        15.0%       -12.8%       28.8%       -26.6%
  7/7/1997       87.01        -10.7%       15.0%       -12.8%       28.8%       -26.6%
  7/8/1997       89.65        -8.9%        15.0%       -12.8%       28.8%       -26.6%
  7/9/1997       88.82        -10.6%       15.0%       -12.8%       28.8%       -26.6%
 7/10/1997       91.73        -5.9%        15.0%       -12.8%       28.8%       -26.6%
 7/11/1997       93.99        -3.6%        15.0%       -12.8%       28.8%       -26.6%
 7/14/1997       90.98        -5.0%        15.0%       -12.8%       28.8%       -26.6%
 7/15/1997       89.91        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 7/16/1997       90.89        -1.3%        15.0%       -12.8%       28.8%       -26.6%
 7/17/1997       94.17         1.9%        15.0%       -12.8%       28.8%       -26.6%
 7/18/1997       97.09         4.7%        15.0%       -12.8%       28.8%       -26.6%
 7/21/1997       94.31         0.7%        15.0%       -12.8%       28.8%       -26.6%
 7/22/1997       94.71         0.9%        15.0%       -12.8%       28.8%       -26.6%
 7/23/1997       93.71        -2.1%        15.0%       -12.8%       28.8%       -26.6%
 7/24/1997       94.09        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 7/25/1997       95.15        -3.3%        15.0%       -12.8%       28.8%       -26.6%
 7/28/1997       96.29        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 7/29/1997       95.93        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 7/30/1997       97.68        -5.5%        15.0%       -12.8%       28.8%       -26.6%
 7/31/1997       97.92        -8.3%        15.0%       -12.8%       28.8%       -26.6%
  8/1/1997        98.1        -6.4%        15.0%       -12.8%       28.8%       -26.6%
  8/4/1997       97.54        -5.3%        15.0%       -12.8%       28.8%       -26.6%
  8/5/1997       95.37        -5.9%        15.0%       -12.8%       28.8%       -26.6%
  8/6/1997       97.33        -6.3%        15.0%       -12.8%       28.8%       -26.6%
  8/7/1997       98.23        -3.1%        15.0%       -12.8%       28.8%       -26.6%
  8/8/1997      102.47         1.1%        15.0%       -12.8%       28.8%       -26.6%
 8/11/1997      102.85         0.9%        15.0%       -12.8%       28.8%       -26.6%
 8/12/1997      101.79         0.3%        15.0%       -12.8%       28.8%       -26.6%
 8/13/1997      102.68         1.3%        15.0%       -12.8%       28.8%       -26.6%
 8/14/1997       99.93        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 8/15/1997      100.68        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 8/18/1997       100.5        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 8/19/1997       99.08        -4.0%        15.0%       -12.8%       28.8%       -26.6%
 8/20/1997        99.4        -6.4%        15.0%       -12.8%       28.8%       -26.6%
 8/21/1997       100.4        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 8/22/1997      101.59        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 8/25/1997      101.05         1.0%        15.0%       -12.8%       28.8%       -26.6%
 8/26/1997      100.76         2.7%        15.0%       -12.8%       28.8%       -26.6%
 8/27/1997       99.13        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 8/28/1997        99.5        -1.9%        15.0%       -12.8%       28.8%       -26.6%
 8/29/1997       98.87        -4.2%        15.0%       -12.8%       28.8%       -26.6%
  9/1/1997       98.87        -3.7%        15.0%       -12.8%       28.8%       -26.6%
  9/2/1997       98.88        -4.8%        15.0%       -12.8%       28.8%       -26.6%
  9/3/1997       98.19        -6.1%        15.0%       -12.8%       28.8%       -26.6%
  9/4/1997       98.38        -5.7%        15.0%       -12.8%       28.8%       -26.6%
  9/5/1997       97.99        -4.5%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1997       94.98        -6.9%        15.0%       -12.8%       28.8%       -26.6%
  9/9/1997       95.71        -3.6%        15.0%       -12.8%       28.8%       -26.6%
 9/10/1997       95.49        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 9/11/1997       94.11        -3.4%        15.0%       -12.8%       28.8%       -26.6%
 9/12/1997       94.09        -1.7%        15.0%       -12.8%       28.8%       -26.6%
 9/15/1997       92.69        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 9/16/1997       91.91        -5.0%        15.0%       -12.8%       28.8%       -26.6%
 9/17/1997       92.75        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 9/18/1997       95.07        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 9/19/1997       94.84        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 9/22/1997       92.96        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 9/23/1997       94.95        -0.5%        15.0%       -12.8%       28.8%       -26.6%
 9/24/1997        98.1         3.6%        15.0%       -12.8%       28.8%       -26.6%
 9/25/1997      103.42         9.2%        15.0%       -12.8%       28.8%       -26.6%
 9/26/1997      102.23        17.5%        15.0%       -12.8%       28.8%       -26.6%
 9/29/1997      105.45        17.6%        15.0%       -12.8%       28.8%       -26.6%
 9/30/1997       109.5        23.3%        15.0%       -12.8%       28.8%       -26.6%
 10/1/1997       108.1        17.8%        15.0%       -12.8%       28.8%       -26.6%
 10/2/1997      107.25        14.1%        15.0%       -12.8%       28.8%       -26.6%
 10/3/1997      109.14        20.0%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1997      106.57        18.5%        15.0%       -12.8%       28.8%       -26.6%
 10/7/1997      106.01        16.6%        15.0%       -12.8%       28.8%       -26.6%
 10/8/1997      109.16        15.9%        15.0%       -12.8%       28.8%       -26.6%
 10/9/1997      105.54         8.7%        15.0%       -12.8%       28.8%       -26.6%
10/10/1997      107.29        13.8%        15.0%       -12.8%       28.8%       -26.6%
10/13/1997      107.15        13.1%        15.0%       -12.8%       28.8%       -26.6%
10/14/1997      105.67        12.8%        15.0%       -12.8%       28.8%       -26.6%
10/15/1997      104.68        11.3%        15.0%       -12.8%       28.8%       -26.6%
10/16/1997      102.44         7.7%        15.0%       -12.8%       28.8%       -26.6%
10/17/1997      101.38         5.3%        15.0%       -12.8%       28.8%       -26.6%
10/20/1997       99.43         3.6%        15.0%       -12.8%       28.8%       -26.6%
10/21/1997      102.12         4.5%        15.0%       -12.8%       28.8%       -26.6%
10/22/1997      104.94         7.2%        15.0%       -12.8%       28.8%       -26.6%
10/23/1997      105.65         7.7%        15.0%       -12.8%       28.8%       -26.6%
10/24/1997       96.51        -1.1%        15.0%       -12.8%       28.8%       -26.6%
10/27/1997       85.64        -10.2%       15.0%       -12.8%       28.8%       -26.6%
10/28/1997       89.26        -8.3%        15.0%       -12.8%       28.8%       -26.6%
10/29/1997       86.31        -12.1%       15.0%       -12.8%       28.8%       -26.6%
10/30/1997       90.46        -11.7%       15.0%       -12.8%       28.8%       -26.6%
10/31/1997       87.91        -14.5%       15.0%       -12.8%       28.8%       -26.6%
 11/3/1997       88.27        -13.3%       15.0%       -12.8%       28.8%       -26.6%
 11/4/1997        87.6        -14.7%       15.0%       -12.8%       28.8%       -26.6%
 11/5/1997       85.77        -14.2%       15.0%       -12.8%       28.8%       -26.6%
 11/6/1997       84.74        -15.8%       15.0%       -12.8%       28.8%       -26.6%
 11/7/1997       81.39        -19.0%       15.0%       -12.8%       28.8%       -26.6%
11/10/1997       80.82        -18.4%       15.0%       -12.8%       28.8%       -26.6%
11/11/1997       80.81        -18.7%       15.0%       -12.8%       28.8%       -26.6%
11/12/1997       76.18        -24.1%       15.0%       -12.8%       28.8%       -26.6%
11/13/1997       78.79        -22.4%       15.0%       -12.8%       28.8%       -26.6%
11/14/1997       77.05        -23.8%       15.0%       -12.8%       28.8%       -26.6%
11/17/1997       76.27        -24.3%       15.0%       -12.8%       28.8%       -26.6%
11/18/1997       75.23        -24.1%       15.0%       -12.8%       28.8%       -26.6%
11/19/1997        74.5        -25.1%       15.0%       -12.8%       28.8%       -26.6%
11/20/1997       76.68        -22.4%       15.0%       -12.8%       28.8%       -26.6%
11/21/1997       76.53        -22.6%       15.0%       -12.8%       28.8%       -26.6%
11/24/1997        74.5        -24.7%       15.0%       -12.8%       28.8%       -26.6%
11/25/1997       72.89        -25.8%       15.0%       -12.8%       28.8%       -26.6%
11/26/1997       71.03        -27.8%       15.0%       -12.8%       28.8%       -26.6%
11/27/1997       71.03        -27.5%       15.0%       -12.8%       28.8%       -26.6%
11/28/1997       70.82        -25.4%       15.0%       -12.8%       28.8%       -26.6%
 12/1/1997       70.28        -26.6%       15.0%       -12.8%       28.8%       -26.6%
 12/2/1997       70.52        -26.1%       15.0%       -12.8%       28.8%       -26.6%
 12/3/1997       69.01        -26.7%       15.0%       -12.8%       28.8%       -26.6%
 12/4/1997       64.79        -31.1%       15.0%       -12.8%       28.8%       -26.6%
 12/5/1997       67.29        -27.4%       15.0%       -12.8%       28.8%       -26.6%
 12/8/1997       65.85        -28.4%       15.0%       -12.8%       28.8%       -26.6%
 12/9/1997        64.2        -30.8%       15.0%       -12.8%       28.8%       -26.6%
12/10/1997       67.63        -28.9%       15.0%       -12.8%       28.8%       -26.6%
12/11/1997       65.94        -30.5%       15.0%       -12.8%       28.8%       -26.6%
12/12/1997       67.74        -27.1%       15.0%       -12.8%       28.8%       -26.6%
12/15/1997       68.91        -27.4%       15.0%       -12.8%       28.8%       -26.6%
12/16/1997       68.54        -30.1%       15.0%       -12.8%       28.8%       -26.6%
12/17/1997       74.81        -27.7%       15.0%       -12.8%       28.8%       -26.6%
12/18/1997        72.8        -28.8%       15.0%       -12.8%       28.8%       -26.6%
12/19/1997       71.22        -32.5%       15.0%       -12.8%       28.8%       -26.6%
12/22/1997       71.75        -34.5%       15.0%       -12.8%       28.8%       -26.6%
12/23/1997       73.59        -31.9%       15.0%       -12.8%       28.8%       -26.6%
12/24/1997       75.42        -29.7%       15.0%       -12.8%       28.8%       -26.6%
12/25/1997       75.42        -30.9%       15.0%       -12.8%       28.8%       -26.6%
12/26/1997       74.57        -30.0%       15.0%       -12.8%       28.8%       -26.6%
12/29/1997       72.22        -31.9%       15.0%       -12.8%       28.8%       -26.6%
12/30/1997       75.26        -31.1%       15.0%       -12.8%       28.8%       -26.6%
12/31/1997       74.19        -29.7%       15.0%       -12.8%       28.8%       -26.6%
  1/1/1998       74.19        -30.9%       15.0%       -12.8%       28.8%       -26.6%
  1/2/1998       75.34        -29.7%       15.0%       -12.8%       28.8%       -26.6%
  1/5/1998       70.61        -33.2%       15.0%       -12.8%       28.8%       -26.6%
  1/6/1998       69.04        -34.0%       15.0%       -12.8%       28.8%       -26.6%
  1/7/1998       69.94        -31.7%       15.0%       -12.8%       28.8%       -26.6%
  1/8/1998       65.79        -35.1%       15.0%       -12.8%       28.8%       -26.6%
  1/9/1998       63.65        -36.0%       15.0%       -12.8%       28.8%       -26.6%
 1/12/1998       61.49        -39.8%       15.0%       -12.8%       28.8%       -26.6%
 1/13/1998       66.51        -36.6%       15.0%       -12.8%       28.8%       -26.6%
 1/14/1998       66.72        -36.8%       15.0%       -12.8%       28.8%       -26.6%
 1/15/1998       69.69        -27.8%       15.0%       -12.8%       28.8%       -26.6%
 1/16/1998       71.82        -16.1%       15.0%       -12.8%       28.8%       -26.6%
 1/19/1998       71.82        -19.5%       15.0%       -12.8%       28.8%       -26.6%
 1/20/1998       69.23        -19.8%       15.0%       -12.8%       28.8%       -26.6%
 1/21/1998       70.68        -21.9%       15.0%       -12.8%       28.8%       -26.6%
 1/22/1998       68.86        -21.7%       15.0%       -12.8%       28.8%       -26.6%
 1/23/1998       76.13        -13.8%       15.0%       -12.8%       28.8%       -26.6%
 1/26/1998       76.26        -12.9%       15.0%       -12.8%       28.8%       -26.6%
 1/27/1998       77.55        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 1/28/1998       78.97        -6.8%        15.0%       -12.8%       28.8%       -26.6%
 1/29/1998       75.41        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 1/30/1998       74.97        -7.2%        15.0%       -12.8%       28.8%       -26.6%
  2/2/1998       75.03        -7.2%        15.0%       -12.8%       28.8%       -26.6%
  2/3/1998       70.87        -7.0%        15.0%       -12.8%       28.8%       -26.6%
  2/4/1998          75        -4.8%        15.0%       -12.8%       28.8%       -26.6%
  2/5/1998       75.96        -1.4%        15.0%       -12.8%       28.8%       -26.6%
  2/6/1998       76.18        -0.1%        15.0%       -12.8%       28.8%       -26.6%
  2/9/1998       77.39         2.9%        15.0%       -12.8%       28.8%       -26.6%
 2/10/1998       75.69         1.6%        15.0%       -12.8%       28.8%       -26.6%
 2/11/1998       74.41        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 2/12/1998       75.41        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 2/13/1998       76.71         3.0%        15.0%       -12.8%       28.8%       -26.6%
 2/16/1998       76.71         5.2%        15.0%       -12.8%       28.8%       -26.6%
 2/17/1998       73.39         3.3%        15.0%       -12.8%       28.8%       -26.6%
 2/18/1998        72.9         2.6%        15.0%       -12.8%       28.8%       -26.6%
 2/19/1998       72.32         2.1%        15.0%       -12.8%       28.8%       -26.6%
 2/20/1998       70.97         1.0%        15.0%       -12.8%       28.8%       -26.6%
 2/23/1998        69.6        -1.3%        15.0%       -12.8%       28.8%       -26.6%
 2/24/1998       68.77        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 2/25/1998       69.15         6.7%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1998       72.85         8.3%        15.0%       -12.8%       28.8%       -26.6%
 2/27/1998       75.45        14.6%        15.0%       -12.8%       28.8%       -26.6%
  3/2/1998       75.17        17.1%        15.0%       -12.8%       28.8%       -26.6%
  3/3/1998       73.89         9.3%        15.0%       -12.8%       28.8%       -26.6%
  3/4/1998       73.99        12.2%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1998       73.09         7.9%        15.0%       -12.8%       28.8%       -26.6%
  3/6/1998       74.76         8.5%        15.0%       -12.8%       28.8%       -26.6%
  3/9/1998       77.02        12.4%        15.0%       -12.8%       28.8%       -26.6%
 3/10/1998       78.16         4.5%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1998       75.86         4.2%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1998       75.62         6.2%        15.0%       -12.8%       28.8%       -26.6%
 3/13/1998       76.57         6.7%        15.0%       -12.8%       28.8%       -26.6%
 3/16/1998       75.32         2.4%        15.0%       -12.8%       28.8%       -26.6%
 3/17/1998        72.8        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1998       72.56        -3.8%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1998       71.94        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 3/20/1998       71.21        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 3/23/1998       76.77         2.0%        15.0%       -12.8%       28.8%       -26.6%
 3/24/1998       75.92         2.3%        15.0%       -12.8%       28.8%       -26.6%
 3/25/1998       74.98         1.1%        15.0%       -12.8%       28.8%       -26.6%
 3/26/1998       80.94         7.4%        15.0%       -12.8%       28.8%       -26.6%
 3/27/1998       83.22        17.9%        15.0%       -12.8%       28.8%       -26.6%
 3/30/1998       82.18        19.0%        15.0%       -12.8%       28.8%       -26.6%
 3/31/1998       81.67        16.8%        15.0%       -12.8%       28.8%       -26.6%
  4/1/1998       80.35        22.1%        15.0%       -12.8%       28.8%       -26.6%
  4/2/1998       82.22        29.2%        15.0%       -12.8%       28.8%       -26.6%
  4/3/1998       87.35        42.1%        15.0%       -12.8%       28.8%       -26.6%
  4/6/1998       88.89        33.6%        15.0%       -12.8%       28.8%       -26.6%
  4/7/1998       85.92        28.8%        15.0%       -12.8%       28.8%       -26.6%
  4/8/1998        88.6        27.1%        15.0%       -12.8%       28.8%       -26.6%
  4/9/1998       85.64        19.2%        15.0%       -12.8%       28.8%       -26.6%
 4/10/1998       85.64        19.2%        15.0%       -12.8%       28.8%       -26.6%
 4/13/1998       86.35        24.7%        15.0%       -12.8%       28.8%       -26.6%
 4/14/1998       84.31        19.3%        15.0%       -12.8%       28.8%       -26.6%
 4/15/1998       84.82        23.2%        15.0%       -12.8%       28.8%       -26.6%
 4/16/1998       85.48        12.3%        15.0%       -12.8%       28.8%       -26.6%
 4/17/1998       83.91        10.0%        15.0%       -12.8%       28.8%       -26.6%
 4/20/1998       83.63         7.8%        15.0%       -12.8%       28.8%       -26.6%
 4/21/1998       89.48        13.3%        15.0%       -12.8%       28.8%       -26.6%
 4/22/1998       92.88        23.2%        15.0%       -12.8%       28.8%       -26.6%
 4/23/1998        93.2        24.3%        15.0%       -12.8%       28.8%       -26.6%
 4/24/1998       89.88        19.8%        15.0%       -12.8%       28.8%       -26.6%
 4/27/1998       86.42        21.9%        15.0%       -12.8%       28.8%       -26.6%
 4/28/1998       88.34        17.8%        15.0%       -12.8%       28.8%       -26.6%
 4/29/1998       90.34        18.9%        15.0%       -12.8%       28.8%       -26.6%
 4/30/1998       87.93        15.4%        15.0%       -12.8%       28.8%       -26.6%
  5/1/1998       85.69        10.7%        15.0%       -12.8%       28.8%       -26.6%
  5/4/1998       85.93        13.5%        15.0%       -12.8%       28.8%       -26.6%
  5/5/1998       86.33        16.0%        15.0%       -12.8%       28.8%       -26.6%
  5/6/1998       85.52        13.4%        15.0%       -12.8%       28.8%       -26.6%
  5/7/1998       82.75         7.9%        15.0%       -12.8%       28.8%       -26.6%
  5/8/1998       84.07         9.6%        15.0%       -12.8%       28.8%       -26.6%
 5/11/1998       85.83        17.0%        15.0%       -12.8%       28.8%       -26.6%
 5/12/1998       82.93        13.8%        15.0%       -12.8%       28.8%       -26.6%
 5/13/1998       83.26        15.1%        15.0%       -12.8%       28.8%       -26.6%
 5/14/1998       83.73        18.0%        15.0%       -12.8%       28.8%       -26.6%
 5/15/1998       84.29        21.1%        15.0%       -12.8%       28.8%       -26.6%
 5/18/1998       81.32        18.2%        15.0%       -12.8%       28.8%       -26.6%
 5/19/1998       81.06        17.2%        15.0%       -12.8%       28.8%       -26.6%
 5/20/1998       81.09        11.3%        15.0%       -12.8%       28.8%       -26.6%
 5/21/1998        81.9         8.5%        15.0%       -12.8%       28.8%       -26.6%
 5/22/1998       81.04         7.8%        15.0%       -12.8%       28.8%       -26.6%
 5/25/1998       81.04         9.7%        15.0%       -12.8%       28.8%       -26.6%
 5/26/1998       76.35         3.2%        15.0%       -12.8%       28.8%       -26.6%
 5/27/1998        74.8         2.3%        15.0%       -12.8%       28.8%       -26.6%
 5/28/1998       76.29         2.0%        15.0%       -12.8%       28.8%       -26.6%
 5/29/1998       74.71        -3.0%        15.0%       -12.8%       28.8%       -26.6%
  6/1/1998       70.97        -9.2%        15.0%       -12.8%       28.8%       -26.6%
  6/2/1998       73.25        -3.4%        15.0%       -12.8%       28.8%       -26.6%
  6/3/1998       73.36        -3.0%        15.0%       -12.8%       28.8%       -26.6%
  6/4/1998       72.84        -4.9%        15.0%       -12.8%       28.8%       -26.6%
  6/5/1998       72.78        -3.4%        15.0%       -12.8%       28.8%       -26.6%
  6/8/1998        76.6         5.2%        15.0%       -12.8%       28.8%       -26.6%
  6/9/1998       73.59         1.4%        15.0%       -12.8%       28.8%       -26.6%
 6/10/1998       72.16         0.3%        15.0%       -12.8%       28.8%       -26.6%
 6/11/1998       68.82        -3.4%        15.0%       -12.8%       28.8%       -26.6%
 6/12/1998       68.23        -11.1%       15.0%       -12.8%       28.8%       -26.6%
 6/15/1998       66.02        -13.0%       15.0%       -12.8%       28.8%       -26.6%
 6/16/1998       68.58        -8.5%        15.0%       -12.8%       28.8%       -26.6%
 6/17/1998       70.53        -12.9%       15.0%       -12.8%       28.8%       -26.6%
 6/18/1998       69.08        -17.0%       15.0%       -12.8%       28.8%       -26.6%
 6/19/1998       69.54        -15.4%       15.0%       -12.8%       28.8%       -26.6%
 6/22/1998        68.2        -16.5%       15.0%       -12.8%       28.8%       -26.6%
 6/23/1998       69.55        -13.4%       15.0%       -12.8%       28.8%       -26.6%
 6/24/1998        67.9        -17.4%       15.0%       -12.8%       28.8%       -26.6%
 6/25/1998       69.18        -20.8%       15.0%       -12.8%       28.8%       -26.6%
 6/26/1998       69.56        -21.7%       15.0%       -12.8%       28.8%       -26.6%
 6/29/1998       68.71        -20.0%       15.0%       -12.8%       28.8%       -26.6%
 6/30/1998       71.72        -19.1%       15.0%       -12.8%       28.8%       -26.6%
  7/1/1998       70.73        -17.4%       15.0%       -12.8%       28.8%       -26.6%
  7/2/1998        68.8        -19.7%       15.0%       -12.8%       28.8%       -26.6%
  7/3/1998        68.8        -20.3%       15.0%       -12.8%       28.8%       -26.6%
  7/6/1998       69.09        -18.1%       15.0%       -12.8%       28.8%       -26.6%
  7/7/1998       71.46        -15.8%       15.0%       -12.8%       28.8%       -26.6%
  7/8/1998        70.4        -17.6%       15.0%       -12.8%       28.8%       -26.6%
  7/9/1998       68.23        -18.7%       15.0%       -12.8%       28.8%       -26.6%
 7/10/1998       67.47        -19.3%       15.0%       -12.8%       28.8%       -26.6%
 7/13/1998       67.04        -25.1%       15.0%       -12.8%       28.8%       -26.6%
 7/14/1998       68.52        -26.2%       15.0%       -12.8%       28.8%       -26.6%
 7/15/1998       67.96        -27.1%       15.0%       -12.8%       28.8%       -26.6%
 7/16/1998        69.8        -22.3%       15.0%       -12.8%       28.8%       -26.6%
 7/17/1998       70.34        -18.6%       15.0%       -12.8%       28.8%       -26.6%
 7/20/1998       71.44        -19.1%       15.0%       -12.8%       28.8%       -26.6%
 7/21/1998       69.56        -23.0%       15.0%       -12.8%       28.8%       -26.6%
 7/22/1998       69.76        -20.7%       15.0%       -12.8%       28.8%       -26.6%
 7/23/1998       67.18        -21.6%       15.0%       -12.8%       28.8%       -26.6%
 7/24/1998       66.15        -23.0%       15.0%       -12.8%       28.8%       -26.6%
 7/27/1998       65.08        -24.6%       15.0%       -12.8%       28.8%       -26.6%
 7/28/1998       66.46        -22.3%       15.0%       -12.8%       28.8%       -26.6%
 7/29/1998       65.03        -21.4%       15.0%       -12.8%       28.8%       -26.6%
 7/30/1998       66.07        -21.4%       15.0%       -12.8%       28.8%       -26.6%
 7/31/1998       62.92        -26.7%       15.0%       -12.8%       28.8%       -26.6%
  8/3/1998       61.65        -25.7%       15.0%       -12.8%       28.8%       -26.6%
  8/4/1998       62.58        -24.8%       15.0%       -12.8%       28.8%       -26.6%
  8/5/1998       63.46        -24.2%       15.0%       -12.8%       28.8%       -26.6%
  8/6/1998       63.46        -24.7%       15.0%       -12.8%       28.8%       -26.6%
  8/7/1998        63.2        -22.3%       15.0%       -12.8%       28.8%       -26.6%
 8/10/1998       63.17        -22.1%       15.0%       -12.8%       28.8%       -26.6%
 8/11/1998       60.55        -25.3%       15.0%       -12.8%       28.8%       -26.6%
 8/12/1998       60.32        -26.3%       15.0%       -12.8%       28.8%       -26.6%
 8/13/1998       60.95        -24.8%       15.0%       -12.8%       28.8%       -26.6%
 8/14/1998       59.91        -26.1%       15.0%       -12.8%       28.8%       -26.6%
 8/17/1998       60.32        -21.0%       15.0%       -12.8%       28.8%       -26.6%
 8/18/1998       60.67        -18.9%       15.0%       -12.8%       28.8%       -26.6%
 8/19/1998       61.81        -19.0%       15.0%       -12.8%       28.8%       -26.6%
 8/20/1998       63.77        -14.6%       15.0%       -12.8%       28.8%       -26.6%
 8/21/1998       61.66        -13.1%       15.0%       -12.8%       28.8%       -26.6%
 8/24/1998       60.79        -17.0%       15.0%       -12.8%       28.8%       -26.6%
 8/25/1998       59.61        -18.7%       15.0%       -12.8%       28.8%       -26.6%
 8/26/1998       57.68        -20.8%       15.0%       -12.8%       28.8%       -26.6%
 8/27/1998       54.23        -25.5%       15.0%       -12.8%       28.8%       -26.6%
 8/28/1998       51.41        -32.9%       15.0%       -12.8%       28.8%       -26.6%
 8/31/1998       48.89        -33.6%       15.0%       -12.8%       28.8%       -26.6%
  9/1/1998       51.33        -28.9%       15.0%       -12.8%       28.8%       -26.6%
  9/2/1998       51.72        -24.8%       15.0%       -12.8%       28.8%       -26.6%
  9/3/1998       58.28        -14.6%       15.0%       -12.8%       28.8%       -26.6%
  9/4/1998       64.69        -2.0%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1998       64.69        -5.7%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1998       63.76        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  9/9/1998       60.84        -11.9%       15.0%       -12.8%       28.8%       -26.6%
 9/10/1998        67.9        -2.4%        15.0%       -12.8%       28.8%       -26.6%
 9/11/1998        67.9        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 9/14/1998       66.92        -3.8%        15.0%       -12.8%       28.8%       -26.6%
 9/15/1998       65.13        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 9/16/1998       64.06        -7.4%        15.0%       -12.8%       28.8%       -26.6%
 9/17/1998       67.46        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 9/18/1998       68.03        -1.0%        15.0%       -12.8%       28.8%       -26.6%
 9/21/1998       64.52        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 9/22/1998       64.98        -8.1%        15.0%       -12.8%       28.8%       -26.6%
 9/23/1998       69.29         0.7%        15.0%       -12.8%       28.8%       -26.6%
 9/24/1998       74.69         8.6%        15.0%       -12.8%       28.8%       -26.6%
 9/25/1998       74.11         7.3%        15.0%       -12.8%       28.8%       -26.6%
 9/28/1998       78.46         9.8%        15.0%       -12.8%       28.8%       -26.6%
 9/29/1998        73.5         4.4%        15.0%       -12.8%       28.8%       -26.6%
 9/30/1998       74.99         9.9%        15.0%       -12.8%       28.8%       -26.6%
 10/1/1998       79.29        17.5%        15.0%       -12.8%       28.8%       -26.6%
 10/2/1998       82.89        23.6%        15.0%       -12.8%       28.8%       -26.6%
 10/5/1998       78.31        14.3%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1998       80.76        18.8%        15.0%       -12.8%       28.8%       -26.6%
 10/7/1998       86.63        24.1%        15.0%       -12.8%       28.8%       -26.6%
 10/8/1998       83.43        18.6%        15.0%       -12.8%       28.8%       -26.6%
 10/9/1998       76.68         7.3%        15.0%       -12.8%       28.8%       -26.6%
10/12/1998        76.1         9.4%        15.0%       -12.8%       28.8%       -26.6%
10/13/1998       73.59         5.5%        15.0%       -12.8%       28.8%       -26.6%
10/14/1998       70.74         5.3%        15.0%       -12.8%       28.8%       -26.6%
10/15/1998       75.52        14.2%        15.0%       -12.8%       28.8%       -26.6%
10/16/1998       76.35        17.3%        15.0%       -12.8%       28.8%       -26.6%
10/19/1998       73.26        10.2%        15.0%       -12.8%       28.8%       -26.6%
10/20/1998       74.54        14.6%        15.0%       -12.8%       28.8%       -26.6%
10/21/1998       72.62         9.9%        15.0%       -12.8%       28.8%       -26.6%
10/22/1998       70.92        12.7%        15.0%       -12.8%       28.8%       -26.6%
10/23/1998       69.71        13.1%        15.0%       -12.8%       28.8%       -26.6%
10/26/1998       68.93        10.1%        15.0%       -12.8%       28.8%       -26.6%
10/27/1998       74.63        17.6%        15.0%       -12.8%       28.8%       -26.6%
10/28/1998       73.59        16.0%        15.0%       -12.8%       28.8%       -26.6%
10/29/1998       75.11        18.8%        15.0%       -12.8%       28.8%       -26.6%
10/30/1998       75.39        19.3%        15.0%       -12.8%       28.8%       -26.6%
 11/2/1998       73.59        21.5%        15.0%       -12.8%       28.8%       -26.6%
 11/3/1998        73.1        21.2%        15.0%       -12.8%       28.8%       -26.6%
 11/4/1998       79.18        29.9%        15.0%       -12.8%       28.8%       -26.6%
 11/5/1998       83.06        38.6%        15.0%       -12.8%       28.8%       -26.6%
 11/6/1998       79.28        31.4%        15.0%       -12.8%       28.8%       -26.6%
 11/9/1998       79.03        30.3%        15.0%       -12.8%       28.8%       -26.6%
11/10/1998        78.1        26.4%        15.0%       -12.8%       28.8%       -26.6%
11/11/1998       76.46        19.9%        15.0%       -12.8%       28.8%       -26.6%
11/12/1998       81.38        32.0%        15.0%       -12.8%       28.8%       -26.6%
11/13/1998       78.22        28.7%        15.0%       -12.8%       28.8%       -26.6%
11/16/1998       75.28        26.3%        15.0%       -12.8%       28.8%       -26.6%
11/17/1998       76.22        32.1%        15.0%       -12.8%       28.8%       -26.6%
11/18/1998       78.12        44.1%        15.0%       -12.8%       28.8%       -26.6%
11/19/1998       77.43        50.6%        15.0%       -12.8%       28.8%       -26.6%
11/20/1998       77.05        57.6%        15.0%       -12.8%       28.8%       -26.6%
11/23/1998       78.26        52.5%        15.0%       -12.8%       28.8%       -26.6%
11/24/1998       76.18        47.3%        15.0%       -12.8%       28.8%       -26.6%
11/25/1998       75.24        29.1%        15.0%       -12.8%       28.8%       -26.6%
11/26/1998       75.24        16.3%        15.0%       -12.8%       28.8%       -26.6%
11/27/1998       74.61        15.3%        15.0%       -12.8%       28.8%       -26.6%
11/30/1998       70.96        11.3%        15.0%       -12.8%       28.8%       -26.6%
 12/1/1998       71.23        17.1%        15.0%       -12.8%       28.8%       -26.6%
 12/2/1998       69.37         2.2%        15.0%       -12.8%       28.8%       -26.6%
 12/3/1998       66.17        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 12/4/1998       67.16         0.4%        15.0%       -12.8%       28.8%       -26.6%
 12/7/1998       68.86         5.7%        15.0%       -12.8%       28.8%       -26.6%
 12/8/1998       65.89         2.9%        15.0%       -12.8%       28.8%       -26.6%
 12/9/1998       64.86        -3.9%        15.0%       -12.8%       28.8%       -26.6%
12/10/1998       69.29         1.9%        15.0%       -12.8%       28.8%       -26.6%
12/11/1998       65.86         2.1%        15.0%       -12.8%       28.8%       -26.6%
12/14/1998       65.75         1.2%        15.0%       -12.8%       28.8%       -26.6%
12/15/1998       66.33        -4.3%        15.0%       -12.8%       28.8%       -26.6%
12/16/1998       69.81        -6.5%        15.0%       -12.8%       28.8%       -26.6%
12/17/1998       66.24        -10.6%       15.0%       -12.8%       28.8%       -26.6%
12/18/1998       64.78        -17.4%       15.0%       -12.8%       28.8%       -26.6%
12/21/1998       63.41        -13.7%       15.0%       -12.8%       28.8%       -26.6%
12/22/1998       61.25        -18.3%       15.0%       -12.8%       28.8%       -26.6%
12/23/1998       63.23        -20.3%       15.0%       -12.8%       28.8%       -26.6%
12/24/1998       63.41        -23.5%       15.0%       -12.8%       28.8%       -26.6%
12/25/1998       63.41        -19.0%       15.0%       -12.8%       28.8%       -26.6%
12/28/1998       62.23        -22.9%       15.0%       -12.8%       28.8%       -26.6%
12/29/1998       64.85        -25.1%       15.0%       -12.8%       28.8%       -26.6%
12/30/1998       63.54        -23.8%       15.0%       -12.8%       28.8%       -26.6%
12/31/1998       64.97        -15.3%       15.0%       -12.8%       28.8%       -26.6%
  1/1/1999       64.97        -14.6%       15.0%       -12.8%       28.8%       -26.6%
  1/4/1999       65.52        -11.0%       15.0%       -12.8%       28.8%       -26.6%
  1/5/1999       66.74        -5.7%        15.0%       -12.8%       28.8%       -26.6%
  1/6/1999       68.39        -9.4%        15.0%       -12.8%       28.8%       -26.6%
  1/7/1999       72.19        -5.4%        15.0%       -12.8%       28.8%       -26.6%
  1/8/1999       72.95        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 1/11/1999       74.92         0.5%        15.0%       -12.8%       28.8%       -26.6%
 1/12/1999       69.99        -3.6%        15.0%       -12.8%       28.8%       -26.6%
 1/13/1999       69.52        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 1/14/1999       68.68        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 1/15/1999       68.74        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 1/18/1999       68.74        -7.9%        15.0%       -12.8%       28.8%       -26.6%
 1/19/1999       67.58        -8.2%        15.0%       -12.8%       28.8%       -26.6%
 1/20/1999       67.97        -9.5%        15.0%       -12.8%       28.8%       -26.6%
 1/21/1999       68.49        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 1/22/1999       66.92        -9.1%        15.0%       -12.8%       28.8%       -26.6%
 1/25/1999       65.91        -9.8%        15.0%       -12.8%       28.8%       -26.6%
 1/26/1999       63.14        -20.3%       15.0%       -12.8%       28.8%       -26.6%
 1/27/1999       61.66        -25.8%       15.0%       -12.8%       28.8%       -26.6%
 1/28/1999        62.1        -21.7%       15.0%       -12.8%       28.8%       -26.6%
 1/29/1999       63.26        -20.0%       15.0%       -12.8%       28.8%       -26.6%
  2/1/1999       65.72        -15.9%       15.0%       -12.8%       28.8%       -26.6%
  2/2/1999        65.9        -13.8%       15.0%       -12.8%       28.8%       -26.6%
  2/3/1999       64.33        -21.0%       15.0%       -12.8%       28.8%       -26.6%
  2/4/1999       67.74        -13.4%       15.0%       -12.8%       28.8%       -26.6%
  2/5/1999       67.95        -9.7%        15.0%       -12.8%       28.8%       -26.6%
  2/8/1999       68.52        -10.1%       15.0%       -12.8%       28.8%       -26.6%
  2/9/1999       63.63        -18.5%       15.0%       -12.8%       28.8%       -26.6%
 2/10/1999       63.75        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 2/11/1999       63.16        -18.0%       15.0%       -12.8%       28.8%       -26.6%
 2/12/1999       66.62        -14.9%       15.0%       -12.8%       28.8%       -26.6%
 2/15/1999       66.62        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 2/16/1999        63.9        -15.1%       15.0%       -12.8%       28.8%       -26.6%
 2/17/1999       62.36        -17.1%       15.0%       -12.8%       28.8%       -26.6%
 2/18/1999       62.17        -16.7%       15.0%       -12.8%       28.8%       -26.6%
 2/19/1999       62.59        -11.8%       15.0%       -12.8%       28.8%       -26.6%
 2/22/1999       62.31        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 2/23/1999       61.64        -11.1%       15.0%       -12.8%       28.8%       -26.6%
 2/24/1999       61.03        -7.8%        15.0%       -12.8%       28.8%       -26.6%
 2/25/1999       61.39        -8.6%        15.0%       -12.8%       28.8%       -26.6%
 2/26/1999       60.56        -12.1%       15.0%       -12.8%       28.8%       -26.6%
  3/1/1999       60.71        -7.9%        15.0%       -12.8%       28.8%       -26.6%
  3/2/1999        60.7        -6.4%        15.0%       -12.8%       28.8%       -26.6%
  3/3/1999       61.35        -11.5%       15.0%       -12.8%       28.8%       -26.6%
  3/4/1999       62.42        -5.2%        15.0%       -12.8%       28.8%       -26.6%
  3/5/1999       62.09        -5.6%        15.0%       -12.8%       28.8%       -26.6%
  3/8/1999       64.92        -2.1%        15.0%       -12.8%       28.8%       -26.6%
  3/9/1999       64.93        -7.0%        15.0%       -12.8%       28.8%       -26.6%
 3/10/1999       65.67        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 3/11/1999       65.55         1.2%        15.0%       -12.8%       28.8%       -26.6%
 3/12/1999       63.37        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 3/15/1999        61.4         0.2%        15.0%       -12.8%       28.8%       -26.6%
 3/16/1999       62.17        -1.7%        15.0%       -12.8%       28.8%       -26.6%
 3/17/1999       62.49        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 3/18/1999       61.65        -2.8%        15.0%       -12.8%       28.8%       -26.6%
 3/19/1999       62.47         0.4%        15.0%       -12.8%       28.8%       -26.6%
 3/22/1999       62.56        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 3/23/1999       61.14        -3.8%        15.0%       -12.8%       28.8%       -26.6%
 3/24/1999        62.8        -3.3%        15.0%       -12.8%       28.8%       -26.6%
 3/25/1999       61.94        -4.7%        15.0%       -12.8%       28.8%       -26.6%
 3/26/1999       60.76        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 3/29/1999       58.52        -12.3%       15.0%       -12.8%       28.8%       -26.6%
 3/30/1999       56.44        -17.5%       15.0%       -12.8%       28.8%       -26.6%
 3/31/1999       59.76        -17.2%       15.0%       -12.8%       28.8%       -26.6%
  4/1/1999       58.78        -19.4%       15.0%       -12.8%       28.8%       -26.6%
  4/2/1999       58.78        -21.5%       15.0%       -12.8%       28.8%       -26.6%
  4/5/1999        57.2        -18.3%       15.0%       -12.8%       28.8%       -26.6%
  4/6/1999       58.03        -16.5%       15.0%       -12.8%       28.8%       -26.6%
  4/7/1999       57.86        -15.8%       15.0%       -12.8%       28.8%       -26.6%
  4/8/1999       57.02        -17.0%       15.0%       -12.8%       28.8%       -26.6%
  4/9/1999       59.23        -13.8%       15.0%       -12.8%       28.8%       -26.6%
 4/12/1999        61.3        -9.3%        15.0%       -12.8%       28.8%       -26.6%
 4/13/1999       61.08        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 4/14/1999       58.94        -13.9%       15.0%       -12.8%       28.8%       -26.6%
 4/15/1999       63.43        -5.2%        15.0%       -12.8%       28.8%       -26.6%
 4/16/1999       67.72         2.7%        15.0%       -12.8%       28.8%       -26.6%
 4/19/1999        69.7        10.4%        15.0%       -12.8%       28.8%       -26.6%
 4/20/1999       67.38         9.3%        15.0%       -12.8%       28.8%       -26.6%
 4/21/1999       65.52         5.5%        15.0%       -12.8%       28.8%       -26.6%
 4/22/1999       68.41         8.1%        15.0%       -12.8%       28.8%       -26.6%
 4/23/1999       67.59         2.8%        15.0%       -12.8%       28.8%       -26.6%
 4/26/1999       65.63        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 4/27/1999       69.37         7.8%        15.0%       -12.8%       28.8%       -26.6%
 4/28/1999       72.45         7.0%        15.0%       -12.8%       28.8%       -26.6%
 4/29/1999       74.55         9.7%        15.0%       -12.8%       28.8%       -26.6%
 4/30/1999       73.42         7.2%        15.0%       -12.8%       28.8%       -26.6%
  5/3/1999       75.83        19.2%        15.0%       -12.8%       28.8%       -26.6%
  5/4/1999       74.75        17.3%        15.0%       -12.8%       28.8%       -26.6%
  5/5/1999       79.63        26.1%        15.0%       -12.8%       28.8%       -26.6%
  5/6/1999       82.63        24.0%        15.0%       -12.8%       28.8%       -26.6%
  5/7/1999       72.05         8.2%        15.0%       -12.8%       28.8%       -26.6%
 5/10/1999       67.34         5.4%        15.0%       -12.8%       28.8%       -26.6%
 5/11/1999       68.95        10.6%        15.0%       -12.8%       28.8%       -26.6%
 5/12/1999       67.43         8.5%        15.0%       -12.8%       28.8%       -26.6%
 5/13/1999       68.65         9.7%        15.0%       -12.8%       28.8%       -26.6%
 5/14/1999       68.72        10.3%        15.0%       -12.8%       28.8%       -26.6%
 5/17/1999       66.23         7.4%        15.0%       -12.8%       28.8%       -26.6%
 5/18/1999        63.7         4.4%        15.0%       -12.8%       28.8%       -26.6%
 5/19/1999       65.26         6.3%        15.0%       -12.8%       28.8%       -26.6%
 5/20/1999       63.82         5.4%        15.0%       -12.8%       28.8%       -26.6%
 5/21/1999       63.66         4.9%        15.0%       -12.8%       28.8%       -26.6%
 5/24/1999       62.51         3.0%        15.0%       -12.8%       28.8%       -26.6%
 5/25/1999        60.4        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 5/26/1999       60.86        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 5/27/1999       61.68        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 5/28/1999       60.87        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 5/31/1999       60.87        -6.3%        15.0%       -12.8%       28.8%       -26.6%
  6/1/1999       59.93        -8.7%        15.0%       -12.8%       28.8%       -26.6%
  6/2/1999       61.04        -6.9%        15.0%       -12.8%       28.8%       -26.6%
  6/3/1999       62.42        -1.5%        15.0%       -12.8%       28.8%       -26.6%
  6/4/1999       62.08         1.1%        15.0%       -12.8%       28.8%       -26.6%
  6/7/1999       61.95        -0.4%        15.0%       -12.8%       28.8%       -26.6%
  6/8/1999       60.59        -3.0%        15.0%       -12.8%       28.8%       -26.6%
  6/9/1999       59.81        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 6/10/1999       61.58        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 6/11/1999       62.77         0.3%        15.0%       -12.8%       28.8%       -26.6%
 6/14/1999        61.6         0.8%        15.0%       -12.8%       28.8%       -26.6%
 6/15/1999       61.16        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 6/16/1999       60.55        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 6/17/1999       61.03         0.4%        15.0%       -12.8%       28.8%       -26.6%
 6/18/1999        61.8         5.6%        15.0%       -12.8%       28.8%       -26.6%
 6/21/1999       60.61         7.4%        15.0%       -12.8%       28.8%       -26.6%
 6/22/1999        59.5        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 6/23/1999       62.73         6.7%        15.0%       -12.8%       28.8%       -26.6%
 6/24/1999       61.98         5.4%        15.0%       -12.8%       28.8%       -26.6%
 6/25/1999        63.2        10.5%        15.0%       -12.8%       28.8%       -26.6%
 6/28/1999       63.76         9.9%        15.0%       -12.8%       28.8%       -26.6%
 6/29/1999       65.21        12.7%        15.0%       -12.8%       28.8%       -26.6%
 6/30/1999       66.93        17.4%        15.0%       -12.8%       28.8%       -26.6%
  7/1/1999       66.81        12.8%        15.0%       -12.8%       28.8%       -26.6%
  7/2/1999       67.07         9.4%        15.0%       -12.8%       28.8%       -26.6%
  7/5/1999       67.07         9.8%        15.0%       -12.8%       28.8%       -26.6%
  7/6/1999       62.95         6.8%        15.0%       -12.8%       28.8%       -26.6%
  7/7/1999       62.88        -0.9%        15.0%       -12.8%       28.8%       -26.6%
  7/8/1999       61.88        -8.6%        15.0%       -12.8%       28.8%       -26.6%
  7/9/1999       62.66        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 7/12/1999        61.2        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 7/13/1999       60.72        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 7/14/1999       60.18        -12.0%       15.0%       -12.8%       28.8%       -26.6%
 7/15/1999        59.2        -12.4%       15.0%       -12.8%       28.8%       -26.6%
 7/16/1999       59.14        -9.9%        15.0%       -12.8%       28.8%       -26.6%
 7/19/1999       57.84        -16.6%       15.0%       -12.8%       28.8%       -26.6%
 7/20/1999       59.18        -18.3%       15.0%       -12.8%       28.8%       -26.6%
 7/21/1999       61.67        -17.3%       15.0%       -12.8%       28.8%       -26.6%
 7/22/1999        62.1        -15.4%       15.0%       -12.8%       28.8%       -26.6%
 7/23/1999       61.29        -19.2%       15.0%       -12.8%       28.8%       -26.6%
 7/26/1999       61.14        -18.2%       15.0%       -12.8%       28.8%       -26.6%
 7/27/1999       61.36        -22.9%       15.0%       -12.8%       28.8%       -26.6%
 7/28/1999       61.77        -25.2%       15.0%       -12.8%       28.8%       -26.6%
 7/29/1999       64.62        -10.3%       15.0%       -12.8%       28.8%       -26.6%
 7/30/1999       62.87        -6.6%        15.0%       -12.8%       28.8%       -26.6%
  8/2/1999       61.74        -10.5%       15.0%       -12.8%       28.8%       -26.6%
  8/3/1999       65.22        -3.3%        15.0%       -12.8%       28.8%       -26.6%
  8/4/1999       66.47        -3.2%        15.0%       -12.8%       28.8%       -26.6%
  8/5/1999       66.12        -3.8%        15.0%       -12.8%       28.8%       -26.6%
  8/6/1999       64.85        -2.1%        15.0%       -12.8%       28.8%       -26.6%
  8/9/1999       68.54         7.6%        15.0%       -12.8%       28.8%       -26.6%
 8/10/1999       67.78         3.9%        15.0%       -12.8%       28.8%       -26.6%
 8/11/1999       71.02        11.3%        15.0%       -12.8%       28.8%       -26.6%
 8/12/1999       69.51         9.2%        15.0%       -12.8%       28.8%       -26.6%
 8/13/1999       68.94        10.3%        15.0%       -12.8%       28.8%       -26.6%
 8/16/1999       67.27        11.4%        15.0%       -12.8%       28.8%       -26.6%
 8/17/1999       69.77        14.6%        15.0%       -12.8%       28.8%       -26.6%
 8/18/1999       66.11         7.2%        15.0%       -12.8%       28.8%       -26.6%
 8/19/1999       66.88         9.9%        15.0%       -12.8%       28.8%       -26.6%
 8/20/1999       67.51        10.9%        15.0%       -12.8%       28.8%       -26.6%
 8/23/1999       68.24        13.9%        15.0%       -12.8%       28.8%       -26.6%
 8/24/1999       66.11         8.3%        15.0%       -12.8%       28.8%       -26.6%
 8/25/1999       65.02         4.2%        15.0%       -12.8%       28.8%       -26.6%
 8/26/1999       67.16         8.2%        15.0%       -12.8%       28.8%       -26.6%
 8/27/1999       66.89         8.0%        15.0%       -12.8%       28.8%       -26.6%
 8/30/1999       65.25         7.7%        15.0%       -12.8%       28.8%       -26.6%
 8/31/1999       67.34        12.6%        15.0%       -12.8%       28.8%       -26.6%
  9/1/1999       66.76         8.4%        15.0%       -12.8%       28.8%       -26.6%
  9/2/1999       67.57         7.6%        15.0%       -12.8%       28.8%       -26.6%
  9/3/1999       65.78         6.8%        15.0%       -12.8%       28.8%       -26.6%
  9/6/1999       65.78         7.6%        15.0%       -12.8%       28.8%       -26.6%
  9/7/1999       67.13        10.9%        15.0%       -12.8%       28.8%       -26.6%
  9/8/1999        66.4         8.8%        15.0%       -12.8%       28.8%       -26.6%
  9/9/1999       67.89         9.9%        15.0%       -12.8%       28.8%       -26.6%
 9/10/1999       66.63         9.9%        15.0%       -12.8%       28.8%       -26.6%
 9/13/1999       65.69        10.4%        15.0%       -12.8%       28.8%       -26.6%
 9/14/1999       65.78         4.9%        15.0%       -12.8%       28.8%       -26.6%
 9/15/1999       64.47         4.0%        15.0%       -12.8%       28.8%       -26.6%
 9/16/1999       64.63         2.3%        15.0%       -12.8%       28.8%       -26.6%
 9/17/1999       63.79         0.0%        15.0%       -12.8%       28.8%       -26.6%
 9/20/1999       64.25        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 9/21/1999       68.49         2.3%        15.0%       -12.8%       28.8%       -26.6%
 9/22/1999       69.34         3.8%        15.0%       -12.8%       28.8%       -26.6%
 9/23/1999        69.3         3.3%        15.0%       -12.8%       28.8%       -26.6%
 9/24/1999       71.46         6.5%        15.0%       -12.8%       28.8%       -26.6%
 9/27/1999       86.52        37.4%        15.0%       -12.8%       28.8%       -26.6%
 9/28/1999       86.18        37.1%        15.0%       -12.8%       28.8%       -26.6%
 9/29/1999       82.25        32.9%        15.0%       -12.8%       28.8%       -26.6%
 9/30/1999       80.26        28.1%        15.0%       -12.8%       28.8%       -26.6%
 10/1/1999       82.91        35.5%        15.0%       -12.8%       28.8%       -26.6%
 10/4/1999       88.81        46.3%        15.0%       -12.8%       28.8%       -26.6%
 10/5/1999       84.61        40.6%        15.0%       -12.8%       28.8%       -26.6%
 10/6/1999       82.46        39.3%        15.0%       -12.8%       28.8%       -26.6%
 10/7/1999       80.03        35.3%        15.0%       -12.8%       28.8%       -26.6%
 10/8/1999       77.09        33.3%        15.0%       -12.8%       28.8%       -26.6%
10/11/1999       80.17        35.5%        15.0%       -12.8%       28.8%       -26.6%
10/12/1999          77        24.9%        15.0%       -12.8%       28.8%       -26.6%
10/13/1999       81.01        30.5%        15.0%       -12.8%       28.8%       -26.6%
10/14/1999       76.99        25.6%        15.0%       -12.8%       28.8%       -26.6%
10/15/1999       77.41        26.6%        15.0%       -12.8%       28.8%       -26.6%
10/18/1999       75.82        23.6%        15.0%       -12.8%       28.8%       -26.6%
10/19/1999       73.26        18.6%        15.0%       -12.8%       28.8%       -26.6%
10/20/1999       73.12        13.2%        15.0%       -12.8%       28.8%       -26.6%
10/21/1999       74.39        18.3%        15.0%       -12.8%       28.8%       -26.6%
10/22/1999       72.34        17.2%        15.0%       -12.8%       28.8%       -26.6%
10/25/1999       72.11        10.6%        15.0%       -12.8%       28.8%       -26.6%
10/26/1999       67.71         1.9%        15.0%       -12.8%       28.8%       -26.6%
10/27/1999       69.43         5.0%        15.0%       -12.8%       28.8%       -26.6%
10/28/1999       69.38         7.0%        15.0%       -12.8%       28.8%       -26.6%
10/29/1999       69.55         1.5%        15.0%       -12.8%       28.8%       -26.6%
 11/1/1999       66.97        -1.2%        15.0%       -12.8%       28.8%       -26.6%
 11/2/1999       68.69        -3.3%        15.0%       -12.8%       28.8%       -26.6%
 11/3/1999       68.26        -1.8%        15.0%       -12.8%       28.8%       -26.6%
 11/4/1999       68.18        -1.1%        15.0%       -12.8%       28.8%       -26.6%
 11/5/1999        66.8        -0.7%        15.0%       -12.8%       28.8%       -26.6%
 11/8/1999       68.26        -2.2%        15.0%       -12.8%       28.8%       -26.6%
 11/9/1999       69.51         5.1%        15.0%       -12.8%       28.8%       -26.6%
11/10/1999       73.21         9.5%        15.0%       -12.8%       28.8%       -26.6%
11/11/1999       70.38         4.3%        15.0%       -12.8%       28.8%       -26.6%
11/12/1999       69.94         2.5%        15.0%       -12.8%       28.8%       -26.6%
11/15/1999       71.08         7.5%        15.0%       -12.8%       28.8%       -26.6%
11/16/1999       69.94         7.6%        15.0%       -12.8%       28.8%       -26.6%
11/17/1999       68.32         1.7%        15.0%       -12.8%       28.8%       -26.6%
11/18/1999       68.37         2.2%        15.0%       -12.8%       28.8%       -26.6%
11/19/1999       67.94         4.1%        15.0%       -12.8%       28.8%       -26.6%
11/22/1999       65.98        -2.0%        15.0%       -12.8%       28.8%       -26.6%
11/23/1999       70.14         5.1%        15.0%       -12.8%       28.8%       -26.6%
11/24/1999       72.55         7.4%        15.0%       -12.8%       28.8%       -26.6%
11/25/1999       72.55        10.3%        15.0%       -12.8%       28.8%       -26.6%
11/26/1999        72.1         9.6%        15.0%       -12.8%       28.8%       -26.6%
11/29/1999       67.25         0.2%        15.0%       -12.8%       28.8%       -26.6%
11/30/1999       67.04         1.0%        15.0%       -12.8%       28.8%       -26.6%
 12/1/1999        66.2        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 12/2/1999       64.81        -2.7%        15.0%       -12.8%       28.8%       -26.6%
 12/3/1999       64.79        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 12/6/1999       63.79        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 12/7/1999       66.82         3.6%        15.0%       -12.8%       28.8%       -26.6%
 12/8/1999       65.56         1.4%        15.0%       -12.8%       28.8%       -26.6%
 12/9/1999       63.43        -0.6%        15.0%       -12.8%       28.8%       -26.6%
12/10/1999       63.46        -1.2%        15.0%       -12.8%       28.8%       -26.6%
12/13/1999       64.95        -5.2%        15.0%       -12.8%       28.8%       -26.6%
12/14/1999        62.8        -9.4%        15.0%       -12.8%       28.8%       -26.6%
12/15/1999       65.33        -5.7%        15.0%       -12.8%       28.8%       -26.6%
12/16/1999       66.23        -7.3%        15.0%       -12.8%       28.8%       -26.6%
12/17/1999       67.47        -22.0%       15.0%       -12.8%       28.8%       -26.6%
12/20/1999       65.84        -23.6%       15.0%       -12.8%       28.8%       -26.6%
12/21/1999       67.41        -18.0%       15.0%       -12.8%       28.8%       -26.6%
12/22/1999       66.45        -17.2%       15.0%       -12.8%       28.8%       -26.6%
12/23/1999       66.56        -19.7%       15.0%       -12.8%       28.8%       -26.6%
12/24/1999       66.56        -25.1%       15.0%       -12.8%       28.8%       -26.6%
12/27/1999       67.91        -19.7%       15.0%       -12.8%       28.8%       -26.6%
12/28/1999       67.63        -18.0%       15.0%       -12.8%       28.8%       -26.6%
12/29/1999       68.66        -14.2%       15.0%       -12.8%       28.8%       -26.6%
12/30/1999       67.64        -12.3%       15.0%       -12.8%       28.8%       -26.6%
12/31/1999       67.97        -15.2%       15.0%       -12.8%       28.8%       -26.6%
  1/3/2000       67.53        -12.3%       15.0%       -12.8%       28.8%       -26.6%
  1/4/2000       65.35        -19.3%       15.0%       -12.8%       28.8%       -26.6%
  1/5/2000        66.4        -13.8%       15.0%       -12.8%       28.8%       -26.6%
  1/6/2000       66.12        -14.6%       15.0%       -12.8%       28.8%       -26.6%
  1/7/2000       65.43        -13.7%       15.0%       -12.8%       28.8%       -26.6%
 1/10/2000       65.18        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 1/11/2000       66.34        -9.3%        15.0%       -12.8%       28.8%       -26.6%
 1/12/2000       65.03        -12.6%       15.0%       -12.8%       28.8%       -26.6%
 1/13/2000       64.91        -10.3%       15.0%       -12.8%       28.8%       -26.6%
 1/14/2000       63.79        -11.5%       15.0%       -12.8%       28.8%       -26.6%
 1/17/2000       63.79        -5.8%        15.0%       -12.8%       28.8%       -26.6%
 1/18/2000       66.87        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 1/19/2000       66.55        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 1/20/2000       64.62        -7.1%        15.0%       -12.8%       28.8%       -26.6%
 1/21/2000       63.25        -5.6%        15.0%       -12.8%       28.8%       -26.6%
 1/24/2000       61.72        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 1/25/2000          61        -10.6%       15.0%       -12.8%       28.8%       -26.6%
 1/26/2000        59.3        -13.0%       15.0%       -12.8%       28.8%       -26.6%
 1/27/2000       62.49        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 1/28/2000       59.05        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 1/31/2000       59.98        -13.7%       15.0%       -12.8%       28.8%       -26.6%
  2/1/2000       59.31        -19.0%       15.0%       -12.8%       28.8%       -26.6%
  2/2/2000       60.67        -13.8%       15.0%       -12.8%       28.8%       -26.6%
  2/3/2000       60.83        -13.0%       15.0%       -12.8%       28.8%       -26.6%
  2/4/2000       68.25        -4.0%        15.0%       -12.8%       28.8%       -26.6%
  2/7/2000       65.64        -6.1%        15.0%       -12.8%       28.8%       -26.6%
  2/8/2000       63.62        -6.9%        15.0%       -12.8%       28.8%       -26.6%
  2/9/2000       67.59        -1.1%        15.0%       -12.8%       28.8%       -26.6%
 2/10/2000       68.34         0.6%        15.0%       -12.8%       28.8%       -26.6%
 2/11/2000        67.5         2.3%        15.0%       -12.8%       28.8%       -26.6%
 2/14/2000       65.57        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 2/15/2000       66.94        -7.7%        15.0%       -12.8%       28.8%       -26.6%
 2/16/2000       66.66        -8.1%        15.0%       -12.8%       28.8%       -26.6%
 2/17/2000       65.76        -8.8%        15.0%       -12.8%       28.8%       -26.6%
 2/18/2000       68.04         1.2%        15.0%       -12.8%       28.8%       -26.6%
 2/21/2000       68.04         1.5%        15.0%       -12.8%       28.8%       -26.6%
 2/22/2000       68.16         3.0%        15.0%       -12.8%       28.8%       -26.6%
 2/23/2000        64.4        -0.6%        15.0%       -12.8%       28.8%       -26.6%
 2/24/2000       61.93        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 2/25/2000       60.59        -5.0%        15.0%       -12.8%       28.8%       -26.6%
 2/28/2000       59.64        -10.7%       15.0%       -12.8%       28.8%       -26.6%
 2/29/2000       59.76        -8.8%        15.0%       -12.8%       28.8%       -26.6%
  3/1/2000       60.93        -3.9%        15.0%       -12.8%       28.8%       -26.6%
  3/2/2000       59.79        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  3/3/2000       58.89        -9.3%        15.0%       -12.8%       28.8%       -26.6%
  3/6/2000       58.82        -6.3%        15.0%       -12.8%       28.8%       -26.6%
  3/7/2000       62.79        -3.9%        15.0%       -12.8%       28.8%       -26.6%
  3/8/2000       60.57        -8.5%        15.0%       -12.8%       28.8%       -26.6%
  3/9/2000       61.19        -9.3%        15.0%       -12.8%       28.8%       -26.6%
 3/10/2000        59.5        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 3/13/2000       60.45        -10.3%       15.0%       -12.8%       28.8%       -26.6%
 3/14/2000       60.38        -9.1%        15.0%       -12.8%       28.8%       -26.6%
 3/15/2000       60.44        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 3/16/2000       59.85        -10.1%       15.0%       -12.8%       28.8%       -26.6%
 3/17/2000        58.2        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 3/20/2000       59.43        -12.1%       15.0%       -12.8%       28.8%       -26.6%
 3/21/2000       61.81        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 3/22/2000       59.05        -12.7%       15.0%       -12.8%       28.8%       -26.6%
 3/23/2000       59.69        -12.2%       15.0%       -12.8%       28.8%       -26.6%
 3/24/2000       59.83        -11.4%       15.0%       -12.8%       28.8%       -26.6%
 3/27/2000        58.9        -9.9%        15.0%       -12.8%       28.8%       -26.6%
 3/28/2000       58.32        -12.2%       15.0%       -12.8%       28.8%       -26.6%
 3/29/2000       56.84        -14.0%       15.0%       -12.8%       28.8%       -26.6%
 3/30/2000       56.13        -14.2%       15.0%       -12.8%       28.8%       -26.6%
 3/31/2000        56.5        -13.3%       15.0%       -12.8%       28.8%       -26.6%
  4/3/2000        56.6        -14.7%       15.0%       -12.8%       28.8%       -26.6%
  4/4/2000       58.44        -10.1%       15.0%       -12.8%       28.8%       -26.6%
  4/5/2000       58.84        -9.4%        15.0%       -12.8%       28.8%       -26.6%
  4/6/2000       57.17        -10.4%       15.0%       -12.8%       28.8%       -26.6%
  4/7/2000       56.11        -12.0%       15.0%       -12.8%       28.8%       -26.6%
 4/10/2000       56.52        -15.5%       15.0%       -12.8%       28.8%       -26.6%
 4/11/2000       56.09        -15.7%       15.0%       -12.8%       28.8%       -26.6%
 4/12/2000       55.29        -14.4%       15.0%       -12.8%       28.8%       -26.6%
 4/13/2000       54.67        -13.6%       15.0%       -12.8%       28.8%       -26.6%
 4/14/2000       57.75        -6.4%        15.0%       -12.8%       28.8%       -26.6%
 4/17/2000       56.67        -7.1%        15.0%       -12.8%       28.8%       -26.6%
 4/18/2000       55.72        -6.0%        15.0%       -12.8%       28.8%       -26.6%
 4/19/2000        56.6        -9.4%        15.0%       -12.8%       28.8%       -26.6%
 4/20/2000       55.71        -5.7%        15.0%       -12.8%       28.8%       -26.6%
 4/21/2000       55.71        -7.1%        15.0%       -12.8%       28.8%       -26.6%
 4/24/2000       56.27        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 4/25/2000       55.33        -8.8%        15.0%       -12.8%       28.8%       -26.6%
 4/26/2000       55.47        -8.8%        15.0%       -12.8%       28.8%       -26.6%
 4/27/2000       56.16        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 4/28/2000       54.75        -16.6%       15.0%       -12.8%       28.8%       -26.6%
  5/1/2000       55.55        -12.7%       15.0%       -12.8%       28.8%       -26.6%
  5/2/2000       61.02        -9.7%        15.0%       -12.8%       28.8%       -26.6%
  5/3/2000        59.8        -12.5%       15.0%       -12.8%       28.8%       -26.6%
  5/4/2000       62.17        -7.9%        15.0%       -12.8%       28.8%       -26.6%
  5/5/2000       59.92        -8.6%        15.0%       -12.8%       28.8%       -26.6%
  5/8/2000       59.62        -10.9%       15.0%       -12.8%       28.8%       -26.6%
  5/9/2000       59.97        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 5/10/2000       60.39        -8.2%        15.0%       -12.8%       28.8%       -26.6%
 5/11/2000       59.42        -12.7%       15.0%       -12.8%       28.8%       -26.6%
 5/12/2000       59.18        -13.0%       15.0%       -12.8%       28.8%       -26.6%
 5/15/2000       59.67        -12.5%       15.0%       -12.8%       28.8%       -26.6%
 5/16/2000       59.86        -7.0%        15.0%       -12.8%       28.8%       -26.6%
 5/17/2000       57.26        -7.5%        15.0%       -12.8%       28.8%       -26.6%
 5/18/2000       56.57        -6.6%        15.0%       -12.8%       28.8%       -26.6%
 5/19/2000       56.72        -4.9%        15.0%       -12.8%       28.8%       -26.6%
 5/22/2000       57.28        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 5/23/2000       57.86        -5.0%        15.0%       -12.8%       28.8%       -26.6%
 5/24/2000       57.62        -3.6%        15.0%       -12.8%       28.8%       -26.6%
 5/25/2000       56.56        -4.0%        15.0%       -12.8%       28.8%       -26.6%
 5/26/2000       56.77        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 5/29/2000       56.77        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 5/30/2000       57.69        -4.8%        15.0%       -12.8%       28.8%       -26.6%
 5/31/2000       56.28        -8.0%        15.0%       -12.8%       28.8%       -26.6%
  6/1/2000       56.54        -5.0%        15.0%       -12.8%       28.8%       -26.6%
  6/2/2000       59.27        -2.0%        15.0%       -12.8%       28.8%       -26.6%
  6/5/2000       61.61         2.0%        15.0%       -12.8%       28.8%       -26.6%
  6/6/2000       62.08         2.7%        15.0%       -12.8%       28.8%       -26.6%
  6/7/2000       60.05         0.3%        15.0%       -12.8%       28.8%       -26.6%
  6/8/2000       59.57         2.4%        15.0%       -12.8%       28.8%       -26.6%
  6/9/2000       58.54        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 6/12/2000       60.14        -2.7%        15.0%       -12.8%       28.8%       -26.6%
 6/13/2000       60.07         1.7%        15.0%       -12.8%       28.8%       -26.6%
 6/14/2000       61.53         3.1%        15.0%       -12.8%       28.8%       -26.6%
 6/15/2000       60.18         0.6%        15.0%       -12.8%       28.8%       -26.6%
 6/16/2000       60.21         2.2%        15.0%       -12.8%       28.8%       -26.6%
 6/19/2000       58.38         0.1%        15.0%       -12.8%       28.8%       -26.6%
 6/20/2000       57.59         1.3%        15.0%       -12.8%       28.8%       -26.6%
 6/21/2000       57.74         2.9%        15.0%       -12.8%       28.8%       -26.6%
 6/22/2000       57.62         2.0%        15.0%       -12.8%       28.8%       -26.6%
 6/23/2000       56.62         0.0%        15.0%       -12.8%       28.8%       -26.6%
 6/26/2000       56.46        -3.4%        15.0%       -12.8%       28.8%       -26.6%
 6/27/2000       57.15        -2.9%        15.0%       -12.8%       28.8%       -26.6%
 6/28/2000       59.21         3.6%        15.0%       -12.8%       28.8%       -26.6%
 6/29/2000       56.72         1.1%        15.0%       -12.8%       28.8%       -26.6%
 6/30/2000       57.81         2.3%        15.0%       -12.8%       28.8%       -26.6%
  7/3/2000       57.35         2.2%        15.0%       -12.8%       28.8%       -26.6%
  7/4/2000       57.35         3.7%        15.0%       -12.8%       28.8%       -26.6%
  7/5/2000       54.83         0.3%        15.0%       -12.8%       28.8%       -26.6%
  7/6/2000       55.36        -4.1%        15.0%       -12.8%       28.8%       -26.6%
  7/7/2000       54.59        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 7/10/2000        55.3        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 7/11/2000       56.92         0.6%        15.0%       -12.8%       28.8%       -26.6%
 7/12/2000       56.14         0.8%        15.0%       -12.8%       28.8%       -26.6%
 7/13/2000        55.7         0.0%        15.0%       -12.8%       28.8%       -26.6%
 7/14/2000       54.64        -2.9%        15.0%       -12.8%       28.8%       -26.6%
 7/17/2000       55.18        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 7/18/2000       54.99        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 7/19/2000        53.3        -5.1%        15.0%       -12.8%       28.8%       -26.6%
 7/20/2000       52.24        -4.6%        15.0%       -12.8%       28.8%       -26.6%
 7/21/2000       50.75        -8.6%        15.0%       -12.8%       28.8%       -26.6%
 7/24/2000        50.3        -17.6%       15.0%       -12.8%       28.8%       -26.6%
 7/25/2000        50.2        -16.1%       15.0%       -12.8%       28.8%       -26.6%
 7/26/2000       51.04        -17.9%       15.0%       -12.8%       28.8%       -26.6%
 7/27/2000       50.82        -15.2%       15.0%       -12.8%       28.8%       -26.6%
 7/28/2000       51.29        -14.0%       15.0%       -12.8%       28.8%       -26.6%
 7/31/2000       50.85        -15.2%       15.0%       -12.8%       28.8%       -26.6%
  8/1/2000       51.78        -14.3%       15.0%       -12.8%       28.8%       -26.6%
  8/2/2000       52.04        -12.4%       15.0%       -12.8%       28.8%       -26.6%
  8/3/2000       49.59        -16.2%       15.0%       -12.8%       28.8%       -26.6%
  8/4/2000       50.52        -15.3%       15.0%       -12.8%       28.8%       -26.6%
  8/7/2000       50.81        -15.1%       15.0%       -12.8%       28.8%       -26.6%
  8/8/2000       51.01        -10.9%       15.0%       -12.8%       28.8%       -26.6%
  8/9/2000       50.31        -11.1%       15.0%       -12.8%       28.8%       -26.6%
 8/10/2000       50.67        -10.7%       15.0%       -12.8%       28.8%       -26.6%
 8/11/2000       52.99        -7.5%        15.0%       -12.8%       28.8%       -26.6%
 8/14/2000       53.02        -8.4%        15.0%       -12.8%       28.8%       -26.6%
 8/15/2000       53.02        -8.0%        15.0%       -12.8%       28.8%       -26.6%
 8/16/2000       54.48        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 8/17/2000       52.91        -6.8%        15.0%       -12.8%       28.8%       -26.6%
 8/18/2000       52.02        -8.4%        15.0%       -12.8%       28.8%       -26.6%
 8/21/2000       51.11        -11.4%       15.0%       -12.8%       28.8%       -26.6%
 8/22/2000        51.1        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 8/23/2000       50.72        -10.3%       15.0%       -12.8%       28.8%       -26.6%
 8/24/2000       51.19        -13.6%       15.0%       -12.8%       28.8%       -26.6%
 8/25/2000        51.8        -15.9%       15.0%       -12.8%       28.8%       -26.6%
 8/28/2000       51.01        -17.8%       15.0%       -12.8%       28.8%       -26.6%
 8/29/2000       50.56        -15.8%       15.0%       -12.8%       28.8%       -26.6%
 8/30/2000       50.91        -14.5%       15.0%       -12.8%       28.8%       -26.6%
 8/31/2000       52.34        -10.6%       15.0%       -12.8%       28.8%       -26.6%
  9/1/2000       52.84        -12.1%       15.0%       -12.8%       28.8%       -26.6%
  9/4/2000       52.84        -12.0%       15.0%       -12.8%       28.8%       -26.6%
  9/5/2000       53.22        -13.5%       15.0%       -12.8%       28.8%       -26.6%
  9/6/2000       54.22        -9.9%        15.0%       -12.8%       28.8%       -26.6%
  9/7/2000       53.99        -10.3%       15.0%       -12.8%       28.8%       -26.6%
  9/8/2000       54.74        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 9/11/2000        54.2        -5.9%        15.0%       -12.8%       28.8%       -26.6%
 9/12/2000       53.64        -7.1%        15.0%       -12.8%       28.8%       -26.6%
 9/13/2000       53.48        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 9/14/2000       52.51        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 9/15/2000       51.21        -9.3%        15.0%       -12.8%       28.8%       -26.6%
 9/18/2000       50.61        -11.4%       15.0%       -12.8%       28.8%       -26.6%
 9/19/2000       49.69        -16.1%       15.0%       -12.8%       28.8%       -26.6%
 9/20/2000       48.65        -14.2%       15.0%       -12.8%       28.8%       -26.6%
 9/21/2000       49.39        -14.6%       15.0%       -12.8%       28.8%       -26.6%
 9/22/2000       49.51        -13.7%       15.0%       -12.8%       28.8%       -26.6%
 9/25/2000       49.59        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 9/26/2000       48.99        -10.7%       15.0%       -12.8%       28.8%       -26.6%
 9/27/2000        50.9        -8.1%        15.0%       -12.8%       28.8%       -26.6%
 9/28/2000       49.67        -9.0%        15.0%       -12.8%       28.8%       -26.6%
 9/29/2000       49.92        -9.7%        15.0%       -12.8%       28.8%       -26.6%
 10/2/2000       48.89        -14.1%       15.0%       -12.8%       28.8%       -26.6%
 10/3/2000       48.56        -13.5%       15.0%       -12.8%       28.8%       -26.6%
 10/4/2000       48.69        -12.6%       15.0%       -12.8%       28.8%       -26.6%
 10/5/2000       47.08        -13.8%       15.0%       -12.8%       28.8%       -26.6%
 10/6/2000       45.98        -16.7%       15.0%       -12.8%       28.8%       -26.6%
 10/9/2000       47.14        -14.3%       15.0%       -12.8%       28.8%       -26.6%
10/10/2000       47.27        -11.3%       15.0%       -12.8%       28.8%       -26.6%
10/11/2000       45.19        -13.5%       15.0%       -12.8%       28.8%       -26.6%
10/12/2000       47.63        -6.1%        15.0%       -12.8%       28.8%       -26.6%
10/13/2000       45.74        -9.1%        15.0%       -12.8%       28.8%       -26.6%
10/16/2000       45.08        -10.2%       15.0%       -12.8%       28.8%       -26.6%
10/17/2000       44.11        -13.6%       15.0%       -12.8%       28.8%       -26.6%
10/18/2000       43.87        -13.7%       15.0%       -12.8%       28.8%       -26.6%
10/19/2000       43.64        -14.9%       15.0%       -12.8%       28.8%       -26.6%
10/20/2000       43.39        -14.7%       15.0%       -12.8%       28.8%       -26.6%
10/23/2000        43.5        -16.0%       15.0%       -12.8%       28.8%       -26.6%
10/24/2000       42.78        -17.8%       15.0%       -12.8%       28.8%       -26.6%
10/25/2000       42.41        -14.5%       15.0%       -12.8%       28.8%       -26.6%
10/26/2000       42.81        -15.3%       15.0%       -12.8%       28.8%       -26.6%
10/27/2000       43.41        -14.6%       15.0%       -12.8%       28.8%       -26.6%
10/30/2000       44.67        -12.4%       15.0%       -12.8%       28.8%       -26.6%
10/31/2000       43.87        -12.8%       15.0%       -12.8%       28.8%       -26.6%
 11/1/2000       43.43        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 11/2/2000       43.17        -18.5%       15.0%       -12.8%       28.8%       -26.6%
 11/3/2000       43.62        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 11/6/2000       44.11        -16.8%       15.0%       -12.8%       28.8%       -26.6%
 11/7/2000       44.47        -18.4%       15.0%       -12.8%       28.8%       -26.6%
 11/8/2000       43.84        -17.1%       15.0%       -12.8%       28.8%       -26.6%
 11/9/2000       43.88        -15.6%       15.0%       -12.8%       28.8%       -26.6%
11/10/2000        43.2        -15.5%       15.0%       -12.8%       28.8%       -26.6%
11/13/2000       42.84        -16.2%       15.0%       -12.8%       28.8%       -26.6%
11/14/2000       42.81        -15.6%       15.0%       -12.8%       28.8%       -26.6%
11/15/2000       42.69        -16.6%       15.0%       -12.8%       28.8%       -26.6%
11/16/2000          43        -17.0%       15.0%       -12.8%       28.8%       -26.6%
11/17/2000       41.85        -18.0%       15.0%       -12.8%       28.8%       -26.6%
11/20/2000       42.17        -16.6%       15.0%       -12.8%       28.8%       -26.6%
11/21/2000       43.65        -14.3%       15.0%       -12.8%       28.8%       -26.6%
11/22/2000       45.13        -13.8%       15.0%       -12.8%       28.8%       -26.6%
11/23/2000       45.13        -14.6%       15.0%       -12.8%       28.8%       -26.6%
11/24/2000       44.52        -15.7%       15.0%       -12.8%       28.8%       -26.6%
11/27/2000       46.85        -12.0%       15.0%       -12.8%       28.8%       -26.6%
11/28/2000       47.09        -13.2%       15.0%       -12.8%       28.8%       -26.6%
11/29/2000       46.23        -14.4%       15.0%       -12.8%       28.8%       -26.6%
11/30/2000       47.08        -14.0%       15.0%       -12.8%       28.8%       -26.6%
 12/1/2000       48.61        -10.3%       15.0%       -12.8%       28.8%       -26.6%
 12/4/2000       50.36        -6.1%        15.0%       -12.8%       28.8%       -26.6%
 12/5/2000       47.97        -10.3%       15.0%       -12.8%       28.8%       -26.6%
 12/6/2000       50.48        -3.9%        15.0%       -12.8%       28.8%       -26.6%
 12/7/2000       50.62        -1.2%        15.0%       -12.8%       28.8%       -26.6%
 12/8/2000       51.07         0.9%        15.0%       -12.8%       28.8%       -26.6%
12/11/2000        49.8         0.2%        15.0%       -12.8%       28.8%       -26.6%
12/12/2000       49.89         2.5%        15.0%       -12.8%       28.8%       -26.6%
12/13/2000       47.99        -2.8%        15.0%       -12.8%       28.8%       -26.6%
12/14/2000       48.02        -3.0%        15.0%       -12.8%       28.8%       -26.6%
12/15/2000       49.43        -0.3%        15.0%       -12.8%       28.8%       -26.6%
12/18/2000       49.61         1.3%        15.0%       -12.8%       28.8%       -26.6%
12/19/2000       50.93         0.1%        15.0%       -12.8%       28.8%       -26.6%
12/20/2000       53.11         6.9%        15.0%       -12.8%       28.8%       -26.6%
12/21/2000       52.26         4.7%        15.0%       -12.8%       28.8%       -26.6%
12/22/2000       52.39         7.2%        15.0%       -12.8%       28.8%       -26.6%
12/25/2000       52.39         7.9%        15.0%       -12.8%       28.8%       -26.6%
12/26/2000       52.44         7.7%        15.0%       -12.8%       28.8%       -26.6%
12/27/2000       52.27        11.0%        15.0%       -12.8%       28.8%       -26.6%
12/28/2000        52.1        13.3%        15.0%       -12.8%       28.8%       -26.6%
12/29/2000       51.41         9.1%        15.0%       -12.8%       28.8%       -26.6%
  1/1/2001       51.41         8.8%        15.0%       -12.8%       28.8%       -26.6%
  1/2/2001       51.78        14.6%        15.0%       -12.8%       28.8%       -26.6%
  1/3/2001       50.54         6.1%        15.0%       -12.8%       28.8%       -26.6%
  1/4/2001       49.79         8.9%        15.0%       -12.8%       28.8%       -26.6%
  1/5/2001       49.23         9.2%        15.0%       -12.8%       28.8%       -26.6%
  1/8/2001       49.75        12.8%        15.0%       -12.8%       28.8%       -26.6%
  1/9/2001       49.37        12.5%        15.0%       -12.8%       28.8%       -26.6%
 1/10/2001       49.16        12.6%        15.0%       -12.8%       28.8%       -26.6%
 1/11/2001       48.17        11.0%        15.0%       -12.8%       28.8%       -26.6%
 1/12/2001       48.89        12.4%        15.0%       -12.8%       28.8%       -26.6%
 1/15/2001       48.89        14.3%        15.0%       -12.8%       28.8%       -26.6%
 1/16/2001       48.91        15.3%        15.0%       -12.8%       28.8%       -26.6%
 1/17/2001       48.26        12.7%        15.0%       -12.8%       28.8%       -26.6%
 1/18/2001       48.83        12.5%        15.0%       -12.8%       28.8%       -26.6%
 1/19/2001       48.92         9.5%        15.0%       -12.8%       28.8%       -26.6%
 1/22/2001       51.99        18.5%        15.0%       -12.8%       28.8%       -26.6%
 1/23/2001       50.94        17.3%        15.0%       -12.8%       28.8%       -26.6%
 1/24/2001       48.75        12.9%        15.0%       -12.8%       28.8%       -26.6%
 1/25/2001       48.78        11.8%        15.0%       -12.8%       28.8%       -26.6%
 1/26/2001       48.51        10.0%        15.0%       -12.8%       28.8%       -26.6%
 1/29/2001       47.52         6.9%        15.0%       -12.8%       28.8%       -26.6%
 1/30/2001       48.52        10.7%        15.0%       -12.8%       28.8%       -26.6%
 1/31/2001       48.86        11.3%        15.0%       -12.8%       28.8%       -26.6%
  2/1/2001       49.75        15.2%        15.0%       -12.8%       28.8%       -26.6%
  2/2/2001       48.88        14.1%        15.0%       -12.8%       28.8%       -26.6%
  2/5/2001        48.6        13.5%        15.0%       -12.8%       28.8%       -26.6%
  2/6/2001       47.54        11.4%        15.0%       -12.8%       28.8%       -26.6%
  2/7/2001        47.6        10.7%        15.0%       -12.8%       28.8%       -26.6%
  2/8/2001       46.37        10.8%        15.0%       -12.8%       28.8%       -26.6%
  2/9/2001       46.66        10.6%        15.0%       -12.8%       28.8%       -26.6%
 2/12/2001        46.6         6.8%        15.0%       -12.8%       28.8%       -26.6%
 2/13/2001       46.31         2.6%        15.0%       -12.8%       28.8%       -26.6%
 2/14/2001       45.82         1.5%        15.0%       -12.8%       28.8%       -26.6%
 2/15/2001        45.9         3.1%        15.0%       -12.8%       28.8%       -26.6%
 2/16/2001       47.38         1.1%        15.0%       -12.8%       28.8%       -26.6%
 2/19/2001       47.38         0.6%        15.0%       -12.8%       28.8%       -26.6%
 2/20/2001       46.39         0.3%        15.0%       -12.8%       28.8%       -26.6%
 2/21/2001       46.88        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 2/22/2001       48.41        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 2/23/2001       50.23        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 2/26/2001       53.53        11.6%        15.0%       -12.8%       28.8%       -26.6%
 2/27/2001       53.55         6.1%        15.0%       -12.8%       28.8%       -26.6%
 2/28/2001       52.51         3.7%        15.0%       -12.8%       28.8%       -26.6%
  3/1/2001       52.84         3.5%        15.0%       -12.8%       28.8%       -26.6%
  3/2/2001       52.35         5.1%        15.0%       -12.8%       28.8%       -26.6%
  3/5/2001       53.94         8.1%        15.0%       -12.8%       28.8%       -26.6%
  3/6/2001       52.85        10.1%        15.0%       -12.8%       28.8%       -26.6%
  3/7/2001       53.49        11.4%        15.0%       -12.8%       28.8%       -26.6%
  3/8/2001       56.79        14.9%        15.0%       -12.8%       28.8%       -26.6%
  3/9/2001       55.01        10.9%        15.0%       -12.8%       28.8%       -26.6%
 3/12/2001       55.13         8.2%        15.0%       -12.8%       28.8%       -26.6%
 3/13/2001       53.52         0.8%        15.0%       -12.8%       28.8%       -26.6%
 3/14/2001       52.63         0.7%        15.0%       -12.8%       28.8%       -26.6%
 3/15/2001       50.51        -3.6%        15.0%       -12.8%       28.8%       -26.6%
 3/16/2001       48.37        -7.7%        15.0%       -12.8%       28.8%       -26.6%
 3/19/2001       49.21        -6.2%        15.0%       -12.8%       28.8%       -26.6%
 3/20/2001        49.5        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 3/21/2001       49.71        -4.6%        15.0%       -12.8%       28.8%       -26.6%
 3/22/2001        49.5        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 3/23/2001       48.89        -4.9%        15.0%       -12.8%       28.8%       -26.6%
 3/26/2001       49.01        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 3/27/2001       48.27        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 3/28/2001       47.67        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 3/29/2001       47.09        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 3/30/2001       47.57        -4.4%        15.0%       -12.8%       28.8%       -26.6%
  4/2/2001       46.21        -6.4%        15.0%       -12.8%       28.8%       -26.6%
  4/3/2001       47.79        -2.8%        15.0%       -12.8%       28.8%       -26.6%
  4/4/2001       50.29         4.4%        15.0%       -12.8%       28.8%       -26.6%
  4/5/2001       50.22         2.7%        15.0%       -12.8%       28.8%       -26.6%
  4/6/2001       50.41         3.1%        15.0%       -12.8%       28.8%       -26.6%
  4/9/2001       50.78         3.8%        15.0%       -12.8%       28.8%       -26.6%
 4/10/2001       51.02         5.7%        15.0%       -12.8%       28.8%       -26.6%
 4/11/2001       50.55         3.5%        15.0%       -12.8%       28.8%       -26.6%
 4/12/2001       51.59         5.5%        15.0%       -12.8%       28.8%       -26.6%
 4/13/2001       51.59        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 4/16/2001       52.66         3.4%        15.0%       -12.8%       28.8%       -26.6%
 4/17/2001       51.81         6.3%        15.0%       -12.8%       28.8%       -26.6%
 4/18/2001       52.96         8.6%        15.0%       -12.8%       28.8%       -26.6%
 4/19/2001        52.8         8.8%        15.0%       -12.8%       28.8%       -26.6%
 4/20/2001       52.04         9.5%        15.0%       -12.8%       28.8%       -26.6%
 4/23/2001       51.72         6.6%        15.0%       -12.8%       28.8%       -26.6%
 4/24/2001       53.12         8.7%        15.0%       -12.8%       28.8%       -26.6%
 4/25/2001       52.09         4.7%        15.0%       -12.8%       28.8%       -26.6%
 4/26/2001       55.07        12.7%        15.0%       -12.8%       28.8%       -26.6%
 4/27/2001       55.76        14.7%        15.0%       -12.8%       28.8%       -26.6%
 4/30/2001       55.13        16.0%        15.0%       -12.8%       28.8%       -26.6%
  5/1/2001       56.72        19.2%        15.0%       -12.8%       28.8%       -26.6%
  5/2/2001       56.59        22.0%        15.0%       -12.8%       28.8%       -26.6%
  5/3/2001       54.85        17.6%        15.0%       -12.8%       28.8%       -26.6%
  5/4/2001       54.78        17.6%        15.0%       -12.8%       28.8%       -26.6%
  5/7/2001       55.45        19.7%        15.0%       -12.8%       28.8%       -26.6%
  5/8/2001       55.52        21.2%        15.0%       -12.8%       28.8%       -26.6%
  5/9/2001       59.17        28.9%        15.0%       -12.8%       28.8%       -26.6%
 5/10/2001        59.5        25.6%        15.0%       -12.8%       28.8%       -26.6%
 5/11/2001       58.52        23.5%        15.0%       -12.8%       28.8%       -26.6%
 5/14/2001       59.03        27.2%        15.0%       -12.8%       28.8%       -26.6%
 5/15/2001       58.57        24.9%        15.0%       -12.8%       28.8%       -26.6%
 5/16/2001          62        28.1%        15.0%       -12.8%       28.8%       -26.6%
 5/17/2001       62.69        24.8%        15.0%       -12.8%       28.8%       -26.6%
 5/18/2001       65.27        21.9%        15.0%       -12.8%       28.8%       -26.6%
 5/21/2001       65.79        22.9%        15.0%       -12.8%       28.8%       -26.6%
 5/22/2001       62.83        19.7%        15.0%       -12.8%       28.8%       -26.6%
 5/23/2001       61.35        16.1%        15.0%       -12.8%       28.8%       -26.6%
 5/24/2001       59.33        13.3%        15.0%       -12.8%       28.8%       -26.6%
 5/25/2001       60.99        13.1%        15.0%       -12.8%       28.8%       -26.6%
 5/28/2001       60.99        15.4%        15.0%       -12.8%       28.8%       -26.6%
 5/29/2001       59.89        12.0%        15.0%       -12.8%       28.8%       -26.6%
 5/30/2001       57.69         1.6%        15.0%       -12.8%       28.8%       -26.6%
 5/31/2001       57.13         3.9%        15.0%       -12.8%       28.8%       -26.6%
  6/1/2001       58.12         5.4%        15.0%       -12.8%       28.8%       -26.6%
  6/4/2001       58.29         8.9%        15.0%       -12.8%       28.8%       -26.6%
  6/5/2001       58.99        12.1%        15.0%       -12.8%       28.8%       -26.6%
  6/6/2001       57.03        12.9%        15.0%       -12.8%       28.8%       -26.6%
  6/7/2001       56.52        16.8%        15.0%       -12.8%       28.8%       -26.6%
  6/8/2001       58.78        19.4%        15.0%       -12.8%       28.8%       -26.6%
 6/11/2001       57.13        15.4%        15.0%       -12.8%       28.8%       -26.6%
 6/12/2001       58.67        18.0%        15.0%       -12.8%       28.8%       -26.6%
 6/13/2001       58.88        18.9%        15.0%       -12.8%       28.8%       -26.6%
 6/14/2001       59.68        22.1%        15.0%       -12.8%       28.8%       -26.6%
 6/15/2001       58.37        19.1%        15.0%       -12.8%       28.8%       -26.6%
 6/18/2001       57.51        19.1%        15.0%       -12.8%       28.8%       -26.6%
 6/19/2001       57.34        20.3%        15.0%       -12.8%       28.8%       -26.6%
 6/20/2001       55.65        18.2%        15.0%       -12.8%       28.8%       -26.6%
 6/21/2001       54.98        15.6%        15.0%       -12.8%       28.8%       -26.6%
 6/22/2001        55.2        19.5%        15.0%       -12.8%       28.8%       -26.6%
 6/25/2001       55.33        15.8%        15.0%       -12.8%       28.8%       -26.6%
 6/26/2001       55.86        11.1%        15.0%       -12.8%       28.8%       -26.6%
 6/27/2001       55.01         9.5%        15.0%       -12.8%       28.8%       -26.6%
 6/28/2001       53.46         6.1%        15.0%       -12.8%       28.8%       -26.6%
 6/29/2001       53.25         4.9%        15.0%       -12.8%       28.8%       -26.6%
  7/2/2001       51.51         1.0%        15.0%       -12.8%       28.8%       -26.6%
  7/3/2001       52.42         3.7%        15.0%       -12.8%       28.8%       -26.6%
  7/4/2001       52.42         1.6%        15.0%       -12.8%       28.8%       -26.6%
  7/5/2001       51.93         0.7%        15.0%       -12.8%       28.8%       -26.6%
  7/6/2001       51.79        -1.7%        15.0%       -12.8%       28.8%       -26.6%
  7/9/2001       51.87         0.1%        15.0%       -12.8%       28.8%       -26.6%
 7/10/2001       52.76        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 7/11/2001       54.31         2.9%        15.0%       -12.8%       28.8%       -26.6%
 7/12/2001       54.36         4.5%        15.0%       -12.8%       28.8%       -26.6%
 7/13/2001       53.86         4.1%        15.0%       -12.8%       28.8%       -26.6%
 7/16/2001       52.99        -0.2%        15.0%       -12.8%       28.8%       -26.6%
 7/17/2001       53.71         3.1%        15.0%       -12.8%       28.8%       -26.6%
 7/18/2001       55.72         1.2%        15.0%       -12.8%       28.8%       -26.6%
 7/19/2001       55.57        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 7/20/2001       55.77         1.2%        15.0%       -12.8%       28.8%       -26.6%
 7/23/2001       55.26        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 7/24/2001       56.51        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 7/25/2001       55.51         1.2%        15.0%       -12.8%       28.8%       -26.6%
 7/26/2001       53.96        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 7/27/2001        54.6        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 7/30/2001       53.12        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 7/31/2001       53.06        -10.3%       15.0%       -12.8%       28.8%       -26.6%
  8/1/2001       52.91        -11.1%       15.0%       -12.8%       28.8%       -26.6%
  8/2/2001       52.65        -10.0%       15.0%       -12.8%       28.8%       -26.6%
  8/3/2001       52.74        -10.7%       15.0%       -12.8%       28.8%       -26.6%
  8/6/2001       53.29        -9.0%        15.0%       -12.8%       28.8%       -26.6%
  8/7/2001       52.63        -15.1%       15.0%       -12.8%       28.8%       -26.6%
  8/8/2001       53.33        -14.9%       15.0%       -12.8%       28.8%       -26.6%
  8/9/2001       55.93        -14.3%       15.0%       -12.8%       28.8%       -26.6%
 8/10/2001       55.15        -16.2%       15.0%       -12.8%       28.8%       -26.6%
 8/13/2001       56.63        -9.9%        15.0%       -12.8%       28.8%       -26.6%
 8/14/2001       55.88        -8.9%        15.0%       -12.8%       28.8%       -26.6%
 8/15/2001       56.67        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 8/16/2001       57.04        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 8/17/2001       57.56        -5.6%        15.0%       -12.8%       28.8%       -26.6%
 8/20/2001       57.11        -4.6%        15.0%       -12.8%       28.8%       -26.6%
 8/21/2001       57.51        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 8/22/2001       57.16         0.1%        15.0%       -12.8%       28.8%       -26.6%
 8/23/2001       57.78        -0.6%        15.0%       -12.8%       28.8%       -26.6%
 8/24/2001       58.26        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 8/27/2001       57.39        -2.7%        15.0%       -12.8%       28.8%       -26.6%
 8/28/2001       56.86        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 8/29/2001       56.63         0.2%        15.0%       -12.8%       28.8%       -26.6%
 8/30/2001       56.94        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 8/31/2001       56.56        -1.0%        15.0%       -12.8%       28.8%       -26.6%
  9/3/2001       56.56        -3.6%        15.0%       -12.8%       28.8%       -26.6%
  9/4/2001       55.26        -6.1%        15.0%       -12.8%       28.8%       -26.6%
  9/5/2001       55.67        -6.7%        15.0%       -12.8%       28.8%       -26.6%
  9/6/2001        54.5        -6.6%        15.0%       -12.8%       28.8%       -26.6%
  9/7/2001       55.03        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 9/10/2001        55.5        -3.2%        15.0%       -12.8%       28.8%       -26.6%
 9/11/2001        55.5        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 9/12/2001        55.5         0.9%        15.0%       -12.8%       28.8%       -26.6%
 9/13/2001        55.5         0.5%        15.0%       -12.8%       28.8%       -26.6%
 9/14/2001        55.5         0.3%        15.0%       -12.8%       28.8%       -26.6%
 9/17/2001       56.89         1.8%        15.0%       -12.8%       28.8%       -26.6%
 9/18/2001       57.52         4.6%        15.0%       -12.8%       28.8%       -26.6%
 9/19/2001       57.73         8.0%        15.0%       -12.8%       28.8%       -26.6%
 9/20/2001       59.31        11.4%        15.0%       -12.8%       28.8%       -26.6%
 9/21/2001        58.2        13.0%        15.0%       -12.8%       28.8%       -26.6%
 9/24/2001       56.31         7.4%        15.0%       -12.8%       28.8%       -26.6%
 9/25/2001       55.67         6.2%        15.0%       -12.8%       28.8%       -26.6%
 9/26/2001       57.77        11.2%        15.0%       -12.8%       28.8%       -26.6%
 9/27/2001       57.85        11.7%        15.0%       -12.8%       28.8%       -26.6%
 9/28/2001       57.79        11.4%        15.0%       -12.8%       28.8%       -26.6%
 10/1/2001       58.75        11.4%        15.0%       -12.8%       28.8%       -26.6%
 10/2/2001       59.15         8.9%        15.0%       -12.8%       28.8%       -26.6%
 10/3/2001       56.81         4.5%        15.0%       -12.8%       28.8%       -26.6%
 10/4/2001       56.51         4.9%        15.0%       -12.8%       28.8%       -26.6%
 10/5/2001       57.97         9.4%        15.0%       -12.8%       28.8%       -26.6%
 10/8/2001        57.1         6.3%        15.0%       -12.8%       28.8%       -26.6%
 10/9/2001       55.26        -0.8%        15.0%       -12.8%       28.8%       -26.6%
10/10/2001        53.6        -3.5%        15.0%       -12.8%       28.8%       -26.6%
10/11/2001       51.98        -6.8%        15.0%       -12.8%       28.8%       -26.6%
10/12/2001       54.44        -1.5%        15.0%       -12.8%       28.8%       -26.6%
10/15/2001       54.12        -4.2%        15.0%       -12.8%       28.8%       -26.6%
10/16/2001       55.39        -0.2%        15.0%       -12.8%       28.8%       -26.6%
10/17/2001       56.19         4.1%        15.0%       -12.8%       28.8%       -26.6%
10/18/2001       54.07        -1.0%        15.0%       -12.8%       28.8%       -26.6%
10/19/2001       52.74        -0.7%        15.0%       -12.8%       28.8%       -26.6%
10/22/2001       51.48        -3.0%        15.0%       -12.8%       28.8%       -26.6%
10/23/2001       51.79        -2.1%        15.0%       -12.8%       28.8%       -26.6%
10/24/2001       52.34        -0.6%        15.0%       -12.8%       28.8%       -26.6%
10/25/2001       53.23         0.9%        15.0%       -12.8%       28.8%       -26.6%
10/26/2001       52.94        -0.7%        15.0%       -12.8%       28.8%       -26.6%
10/29/2001       53.03         0.8%        15.0%       -12.8%       28.8%       -26.6%
10/30/2001       54.52         2.2%        15.0%       -12.8%       28.8%       -26.6%
10/31/2001       54.53        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 11/1/2001       54.48        -1.2%        15.0%       -12.8%       28.8%       -26.6%
 11/2/2001       55.83        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 11/5/2001        55.2        -1.2%        15.0%       -12.8%       28.8%       -26.6%
 11/6/2001       55.08        -2.8%        15.0%       -12.8%       28.8%       -26.6%
 11/7/2001       56.02        -1.8%        15.0%       -12.8%       28.8%       -26.6%
 11/8/2001       53.87        -6.4%        15.0%       -12.8%       28.8%       -26.6%
 11/9/2001       54.72        -4.2%        15.0%       -12.8%       28.8%       -26.6%
11/12/2001       54.64        -5.0%        15.0%       -12.8%       28.8%       -26.6%
11/13/2001       53.42        -6.5%        15.0%       -12.8%       28.8%       -26.6%
11/14/2001       52.93        -8.4%        15.0%       -12.8%       28.8%       -26.6%
11/15/2001       51.94        -10.8%       15.0%       -12.8%       28.8%       -26.6%
11/16/2001       50.91        -11.3%       15.0%       -12.8%       28.8%       -26.6%
11/19/2001       49.46        -13.0%       15.0%       -12.8%       28.8%       -26.6%
11/20/2001       50.34        -11.1%       15.0%       -12.8%       28.8%       -26.6%
11/21/2001       49.89        -12.4%       15.0%       -12.8%       28.8%       -26.6%
11/22/2001       49.89        -11.8%       15.0%       -12.8%       28.8%       -26.6%
11/23/2001       49.83        -11.9%       15.0%       -12.8%       28.8%       -26.6%
11/26/2001       49.83        -9.8%        15.0%       -12.8%       28.8%       -26.6%
11/27/2001       51.45        -7.6%        15.0%       -12.8%       28.8%       -26.6%
11/28/2001       52.09        -4.4%        15.0%       -12.8%       28.8%       -26.6%
11/29/2001        51.7        -6.1%        15.0%       -12.8%       28.8%       -26.6%
11/30/2001       52.57        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 12/3/2001       53.38        -3.8%        15.0%       -12.8%       28.8%       -26.6%
 12/4/2001       52.93        -4.6%        15.0%       -12.8%       28.8%       -26.6%
 12/5/2001       53.36        -3.9%        15.0%       -12.8%       28.8%       -26.6%
 12/6/2001       54.12        -2.5%        15.0%       -12.8%       28.8%       -26.6%
 12/7/2001       52.89        -7.0%        15.0%       -12.8%       28.8%       -26.6%
12/10/2001       52.44        -8.8%        15.0%       -12.8%       28.8%       -26.6%
12/11/2001       52.33        -9.4%        15.0%       -12.8%       28.8%       -26.6%
12/12/2001       53.61        -9.6%        15.0%       -12.8%       28.8%       -26.6%
12/13/2001       53.65        -7.8%        15.0%       -12.8%       28.8%       -26.6%
12/14/2001       55.73        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/17/2001       55.09        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/18/2001       56.78        -1.7%        15.0%       -12.8%       28.8%       -26.6%
12/19/2001       54.41        -5.9%        15.0%       -12.8%       28.8%       -26.6%
12/20/2001       55.59        -3.8%        15.0%       -12.8%       28.8%       -26.6%
12/21/2001       54.98        -6.4%        15.0%       -12.8%       28.8%       -26.6%
12/24/2001       55.19        -6.7%        15.0%       -12.8%       28.8%       -26.6%
12/25/2001       55.19        -2.9%        15.0%       -12.8%       28.8%       -26.6%
12/26/2001       54.73        -3.1%        15.0%       -12.8%       28.8%       -26.6%
12/27/2001       54.11        -6.7%        15.0%       -12.8%       28.8%       -26.6%
12/28/2001       53.56        -6.2%        15.0%       -12.8%       28.8%       -26.6%
12/31/2001       54.43        -1.5%        15.0%       -12.8%       28.8%       -26.6%
  1/1/2002       54.43         1.5%        15.0%       -12.8%       28.8%       -26.6%
  1/2/2002        54.8         5.4%        15.0%       -12.8%       28.8%       -26.6%
  1/3/2002       55.71         2.3%        15.0%       -12.8%       28.8%       -26.6%
  1/4/2002       55.95         3.4%        15.0%       -12.8%       28.8%       -26.6%
  1/7/2002       56.87         2.7%        15.0%       -12.8%       28.8%       -26.6%
  1/8/2002       55.87        -0.6%        15.0%       -12.8%       28.8%       -26.6%
  1/9/2002       58.07         7.4%        15.0%       -12.8%       28.8%       -26.6%
 1/10/2002       58.56        11.0%        15.0%       -12.8%       28.8%       -26.6%
 1/11/2002        58.5        13.6%        15.0%       -12.8%       28.8%       -26.6%
 1/14/2002       58.53        13.0%        15.0%       -12.8%       28.8%       -26.6%
 1/15/2002       59.56        13.8%        15.0%       -12.8%       28.8%       -26.6%
 1/16/2002       60.29        13.3%        15.0%       -12.8%       28.8%       -26.6%
 1/17/2002       59.13        11.7%        15.0%       -12.8%       28.8%       -26.6%
 1/18/2002       58.34        10.0%        15.0%       -12.8%       28.8%       -26.6%
 1/21/2002       58.34         7.0%        15.0%       -12.8%       28.8%       -26.6%
 1/22/2002       58.46         7.2%        15.0%       -12.8%       28.8%       -26.6%
 1/23/2002       57.59         5.7%        15.0%       -12.8%       28.8%       -26.6%
 1/24/2002        57.3         2.6%        15.0%       -12.8%       28.8%       -26.6%
 1/25/2002       59.14         7.1%        15.0%       -12.8%       28.8%       -26.6%
 1/28/2002       58.57         6.3%        15.0%       -12.8%       28.8%       -26.6%
 1/29/2002       60.35         7.7%        15.0%       -12.8%       28.8%       -26.6%
 1/30/2002       60.42        12.2%        15.0%       -12.8%       28.8%       -26.6%
 1/31/2002       61.33        12.1%        15.0%       -12.8%       28.8%       -26.6%
  2/1/2002        62.8        14.9%        15.0%       -12.8%       28.8%       -26.6%
  2/4/2002       65.25        22.1%        15.0%       -12.8%       28.8%       -26.6%
  2/5/2002       67.83        28.2%        15.0%       -12.8%       28.8%       -26.6%
  2/6/2002       64.79        24.7%        15.0%       -12.8%       28.8%       -26.6%
  2/7/2002        67.3        32.2%        15.0%       -12.8%       28.8%       -26.6%
  2/8/2002       68.24        38.0%        15.0%       -12.8%       28.8%       -26.6%
 2/11/2002       64.58        28.3%        15.0%       -12.8%       28.8%       -26.6%
 2/12/2002       66.25        32.8%        15.0%       -12.8%       28.8%       -26.6%
 2/13/2002       66.53        33.4%        15.0%       -12.8%       28.8%       -26.6%
 2/14/2002       68.02        36.5%        15.0%       -12.8%       28.8%       -26.6%
 2/15/2002        67.4        35.3%        15.0%       -12.8%       28.8%       -26.6%
 2/18/2002        67.4        31.0%        15.0%       -12.8%       28.8%       -26.6%
 2/19/2002       63.95        22.8%        15.0%       -12.8%       28.8%       -26.6%
 2/20/2002        63.1        22.1%        15.0%       -12.8%       28.8%       -26.6%
 2/21/2002        65.1        23.8%        15.0%       -12.8%       28.8%       -26.6%
 2/22/2002       64.68        21.2%        15.0%       -12.8%       28.8%       -26.6%
 2/25/2002       63.53        20.0%        15.0%       -12.8%       28.8%       -26.6%
 2/26/2002       66.57        24.8%        15.0%       -12.8%       28.8%       -26.6%
 2/27/2002       65.04        20.2%        15.0%       -12.8%       28.8%       -26.6%
 2/28/2002       65.16        23.2%        15.0%       -12.8%       28.8%       -26.6%
  3/1/2002       65.61        25.1%        15.0%       -12.8%       28.8%       -26.6%
  3/4/2002       64.87        24.0%        15.0%       -12.8%       28.8%       -26.6%
  3/5/2002       63.94        19.3%        15.0%       -12.8%       28.8%       -26.6%
  3/6/2002       65.66        22.4%        15.0%       -12.8%       28.8%       -26.6%
  3/7/2002       62.51        12.2%        15.0%       -12.8%       28.8%       -26.6%
  3/8/2002        60.9        10.5%        15.0%       -12.8%       28.8%       -26.6%
 3/11/2002       62.55        10.2%        15.0%       -12.8%       28.8%       -26.6%
 3/12/2002       64.01        17.6%        15.0%       -12.8%       28.8%       -26.6%
 3/13/2002       62.21        11.9%        15.0%       -12.8%       28.8%       -26.6%
 3/14/2002       62.46        13.6%        15.0%       -12.8%       28.8%       -26.6%
 3/15/2002       61.92        12.2%        15.0%       -12.8%       28.8%       -26.6%
 3/18/2002       64.78        17.4%        15.0%       -12.8%       28.8%       -26.6%
 3/19/2002       64.57        18.0%        15.0%       -12.8%       28.8%       -26.6%
 3/20/2002       65.67        21.4%        15.0%       -12.8%       28.8%       -26.6%
 3/21/2002        65.6        22.5%        15.0%       -12.8%       28.8%       -26.6%
 3/22/2002       67.86        24.7%        15.0%       -12.8%       28.8%       -26.6%
 3/25/2002       70.08        28.8%        15.0%       -12.8%       28.8%       -26.6%
 3/26/2002       68.13        24.3%        15.0%       -12.8%       28.8%       -26.6%
 3/27/2002       72.18        29.6%        15.0%       -12.8%       28.8%       -26.6%
 3/28/2002       70.89        26.7%        15.0%       -12.8%       28.8%       -26.6%
 3/29/2002       70.89        24.7%        15.0%       -12.8%       28.8%       -26.6%
  4/1/2002       72.33        29.5%        15.0%       -12.8%       28.8%       -26.6%
  4/2/2002        71.5        23.1%        15.0%       -12.8%       28.8%       -26.6%
  4/3/2002       69.38        18.5%        15.0%       -12.8%       28.8%       -26.6%
  4/4/2002       69.49        18.8%        15.0%       -12.8%       28.8%       -26.6%
  4/5/2002       68.41        16.9%        15.0%       -12.8%       28.8%       -26.6%
  4/8/2002       67.84        13.9%        15.0%       -12.8%       28.8%       -26.6%
  4/9/2002       66.72        10.7%        15.0%       -12.8%       28.8%       -26.6%
 4/10/2002        69.8        18.0%        15.0%       -12.8%       28.8%       -26.6%
 4/11/2002       69.14        18.5%        15.0%       -12.8%       28.8%       -26.6%
 4/12/2002       69.79        19.6%        15.0%       -12.8%       28.8%       -26.6%
 4/15/2002       69.56        19.0%        15.0%       -12.8%       28.8%       -26.6%
 4/16/2002       68.87        19.6%        15.0%       -12.8%       28.8%       -26.6%
 4/17/2002       72.32        26.2%        15.0%       -12.8%       28.8%       -26.6%
 4/18/2002       70.65        19.5%        15.0%       -12.8%       28.8%       -26.6%
 4/19/2002       72.22        23.3%        15.0%       -12.8%       28.8%       -26.6%
 4/22/2002       72.71        20.5%        15.0%       -12.8%       28.8%       -26.6%
 4/23/2002       73.72        22.0%        15.0%       -12.8%       28.8%       -26.6%
 4/24/2002       74.07        20.8%        15.0%       -12.8%       28.8%       -26.6%
 4/25/2002       73.94        17.7%        15.0%       -12.8%       28.8%       -26.6%
 4/26/2002        77.5        18.8%        15.0%       -12.8%       28.8%       -26.6%
 4/29/2002       76.87        13.3%        15.0%       -12.8%       28.8%       -26.6%
 4/30/2002       73.96        14.2%        15.0%       -12.8%       28.8%       -26.6%
  5/1/2002       76.35        13.4%        15.0%       -12.8%       28.8%       -26.6%
  5/2/2002       76.36        11.9%        15.0%       -12.8%       28.8%       -26.6%
  5/3/2002       78.36        21.3%        15.0%       -12.8%       28.8%       -26.6%
  5/6/2002       79.65        20.2%        15.0%       -12.8%       28.8%       -26.6%
  5/7/2002        77.5        16.5%        15.0%       -12.8%       28.8%       -26.6%
  5/8/2002       76.92        13.1%        15.0%       -12.8%       28.8%       -26.6%
  5/9/2002       78.56        16.6%        15.0%       -12.8%       28.8%       -26.6%
 5/10/2002        79.9        18.5%        15.0%       -12.8%       28.8%       -26.6%
 5/13/2002       80.78        26.3%        15.0%       -12.8%       28.8%       -26.6%
 5/14/2002       76.34        21.0%        15.0%       -12.8%       28.8%       -26.6%
 5/15/2002       75.74        16.3%        15.0%       -12.8%       28.8%       -26.6%
 5/16/2002       77.28        19.5%        15.0%       -12.8%       28.8%       -26.6%
 5/17/2002       80.67        27.0%        15.0%       -12.8%       28.8%       -26.6%
 5/20/2002       83.18        25.0%        15.0%       -12.8%       28.8%       -26.6%
 5/21/2002       84.97        30.6%        15.0%       -12.8%       28.8%       -26.6%
 5/22/2002       84.94        30.4%        15.0%       -12.8%       28.8%       -26.6%
 5/23/2002        86.7        32.1%        15.0%       -12.8%       28.8%       -26.6%
 5/24/2002       85.84        32.3%        15.0%       -12.8%       28.8%       -26.6%
 5/27/2002       85.84        34.3%        15.0%       -12.8%       28.8%       -26.6%
 5/28/2002       88.65        35.0%        15.0%       -12.8%       28.8%       -26.6%
 5/29/2002       85.81        37.3%        15.0%       -12.8%       28.8%       -26.6%
 5/30/2002        83.7        37.4%        15.0%       -12.8%       28.8%       -26.6%
 5/31/2002       84.24        34.7%        15.0%       -12.8%       28.8%       -26.6%
  6/3/2002       86.77        35.6%        15.0%       -12.8%       28.8%       -26.6%
  6/4/2002        85.6        37.6%        15.0%       -12.8%       28.8%       -26.6%
  6/5/2002       83.09        33.0%        15.0%       -12.8%       28.8%       -26.6%
  6/6/2002       83.73        35.2%        15.0%       -12.8%       28.8%       -26.6%
  6/7/2002       78.75        21.6%        15.0%       -12.8%       28.8%       -26.6%
 6/10/2002       75.17        16.4%        15.0%       -12.8%       28.8%       -26.6%
 6/11/2002       77.81        18.5%        15.0%       -12.8%       28.8%       -26.6%
 6/12/2002       75.58        15.2%        15.0%       -12.8%       28.8%       -26.6%
 6/13/2002       74.08         9.2%        15.0%       -12.8%       28.8%       -26.6%
 6/14/2002       76.99         9.9%        15.0%       -12.8%       28.8%       -26.6%
 6/17/2002       73.65         8.1%        15.0%       -12.8%       28.8%       -26.6%
 6/18/2002       76.39         5.8%        15.0%       -12.8%       28.8%       -26.6%
 6/19/2002       75.42         6.4%        15.0%       -12.8%       28.8%       -26.6%
 6/20/2002       78.89        11.3%        15.0%       -12.8%       28.8%       -26.6%
 6/21/2002       78.16         8.1%        15.0%       -12.8%       28.8%       -26.6%
 6/24/2002       78.35         9.6%        15.0%       -12.8%       28.8%       -26.6%
 6/25/2002       77.87        12.2%        15.0%       -12.8%       28.8%       -26.6%
 6/26/2002       76.27         9.8%        15.0%       -12.8%       28.8%       -26.6%
 6/27/2002       73.42         7.3%        15.0%       -12.8%       28.8%       -26.6%
 6/28/2002       71.46         5.3%        15.0%       -12.8%       28.8%       -26.6%
  7/1/2002        75.2        12.7%        15.0%       -12.8%       28.8%       -26.6%
  7/2/2002       70.27         0.7%        15.0%       -12.8%       28.8%       -26.6%
  7/3/2002       70.57         2.1%        15.0%       -12.8%       28.8%       -26.6%
  7/4/2002       70.57         1.1%        15.0%       -12.8%       28.8%       -26.6%
  7/5/2002       69.84         0.4%        15.0%       -12.8%       28.8%       -26.6%
  7/8/2002       72.55         5.3%        15.0%       -12.8%       28.8%       -26.6%
  7/9/2002       77.96         7.8%        15.0%       -12.8%       28.8%       -26.6%
 7/10/2002       78.27        10.8%        15.0%       -12.8%       28.8%       -26.6%
 7/11/2002       75.47         4.5%        15.0%       -12.8%       28.8%       -26.6%
 7/12/2002       76.08         4.6%        15.0%       -12.8%       28.8%       -26.6%
 7/15/2002       72.75        -1.3%        15.0%       -12.8%       28.8%       -26.6%
 7/16/2002       71.88        -3.0%        15.0%       -12.8%       28.8%       -26.6%
 7/17/2002        69.9        -5.5%        15.0%       -12.8%       28.8%       -26.6%
 7/18/2002       70.69        -8.8%        15.0%       -12.8%       28.8%       -26.6%
 7/19/2002       71.29        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 7/22/2002        66.6        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 7/23/2002       59.24        -22.4%       15.0%       -12.8%       28.8%       -26.6%
 7/24/2002       62.96        -17.5%       15.0%       -12.8%       28.8%       -26.6%
 7/25/2002       59.49        -24.1%       15.0%       -12.8%       28.8%       -26.6%
 7/26/2002       55.73        -30.0%       15.0%       -12.8%       28.8%       -26.6%
 7/29/2002       59.54        -23.2%       15.0%       -12.8%       28.8%       -26.6%
 7/30/2002       61.71        -19.8%       15.0%       -12.8%       28.8%       -26.6%
 7/31/2002       60.54        -22.9%       15.0%       -12.8%       28.8%       -26.6%
  8/1/2002       62.07        -22.3%       15.0%       -12.8%       28.8%       -26.6%
  8/2/2002       63.23        -21.7%       15.0%       -12.8%       28.8%       -26.6%
  8/5/2002       59.17        -22.5%       15.0%       -12.8%       28.8%       -26.6%
  8/6/2002       62.13        -18.0%       15.0%       -12.8%       28.8%       -26.6%
  8/7/2002       63.31        -18.1%       15.0%       -12.8%       28.8%       -26.6%
  8/8/2002        61.7        -23.5%       15.0%       -12.8%       28.8%       -26.6%
  8/9/2002       66.13        -20.5%       15.0%       -12.8%       28.8%       -26.6%
 8/12/2002       65.49        -22.9%       15.0%       -12.8%       28.8%       -26.6%
 8/13/2002       65.79        -22.5%       15.0%       -12.8%       28.8%       -26.6%
 8/14/2002       64.63        -25.5%       15.0%       -12.8%       28.8%       -26.6%
 8/15/2002       67.27        -21.6%       15.0%       -12.8%       28.8%       -26.6%
 8/16/2002       65.75        -23.4%       15.0%       -12.8%       28.8%       -26.6%
 8/19/2002        62.8        -29.2%       15.0%       -12.8%       28.8%       -26.6%
 8/20/2002       63.06        -26.5%       15.0%       -12.8%       28.8%       -26.6%
 8/21/2002       61.94        -26.0%       15.0%       -12.8%       28.8%       -26.6%
 8/22/2002       63.91        -24.1%       15.0%       -12.8%       28.8%       -26.6%
 8/23/2002       62.03        -28.5%       15.0%       -12.8%       28.8%       -26.6%
 8/26/2002       65.49        -23.5%       15.0%       -12.8%       28.8%       -26.6%
 8/27/2002       67.48        -18.8%       15.0%       -12.8%       28.8%       -26.6%
 8/28/2002        66.8        -20.2%       15.0%       -12.8%       28.8%       -26.6%
 8/29/2002       69.92        -11.2%       15.0%       -12.8%       28.8%       -26.6%
 8/30/2002       69.46        -7.6%        15.0%       -12.8%       28.8%       -26.6%
  9/2/2002       69.46        -10.7%       15.0%       -12.8%       28.8%       -26.6%
  9/3/2002       70.77        -6.4%        15.0%       -12.8%       28.8%       -26.6%
  9/4/2002       69.06        -6.8%        15.0%       -12.8%       28.8%       -26.6%
  9/5/2002       72.12        -6.3%        15.0%       -12.8%       28.8%       -26.6%
  9/6/2002       73.13        -0.7%        15.0%       -12.8%       28.8%       -26.6%
  9/9/2002       76.06        -0.4%        15.0%       -12.8%       28.8%       -26.6%
 9/10/2002          72        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 9/11/2002       72.95        -7.5%        15.0%       -12.8%       28.8%       -26.6%
 9/12/2002       76.08        -2.7%        15.0%       -12.8%       28.8%       -26.6%
 9/13/2002        75.9        -3.1%        15.0%       -12.8%       28.8%       -26.6%
 9/16/2002       76.69        -1.5%        15.0%       -12.8%       28.8%       -26.6%
 9/17/2002       73.61        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 9/18/2002       73.81         0.5%        15.0%       -12.8%       28.8%       -26.6%
 9/19/2002       75.83         6.1%        15.0%       -12.8%       28.8%       -26.6%
 9/20/2002       75.38         0.2%        15.0%       -12.8%       28.8%       -26.6%
 9/23/2002       73.43         4.5%        15.0%       -12.8%       28.8%       -26.6%
 9/24/2002       75.47         6.9%        15.0%       -12.8%       28.8%       -26.6%
 9/25/2002       72.35         2.5%        15.0%       -12.8%       28.8%       -26.6%
 9/26/2002        69.2        -0.9%        15.0%       -12.8%       28.8%       -26.6%
 9/27/2002       68.61        -5.4%        15.0%       -12.8%       28.8%       -26.6%
 9/30/2002       69.74        -10.5%       15.0%       -12.8%       28.8%       -26.6%
 10/1/2002       67.62        -13.6%       15.0%       -12.8%       28.8%       -26.6%
 10/2/2002       67.16        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 10/3/2002       66.67        -12.4%       15.0%       -12.8%       28.8%       -26.6%
 10/4/2002       67.05        -7.8%        15.0%       -12.8%       28.8%       -26.6%
 10/7/2002       64.78        -9.9%        15.0%       -12.8%       28.8%       -26.6%
 10/8/2002       62.79        -10.2%       15.0%       -12.8%       28.8%       -26.6%
 10/9/2002       61.64        -12.8%       15.0%       -12.8%       28.8%       -26.6%
10/10/2002       60.71        -14.8%       15.0%       -12.8%       28.8%       -26.6%
10/11/2002       62.52        -6.1%        15.0%       -12.8%       28.8%       -26.6%
10/14/2002       62.88         6.1%        15.0%       -12.8%       28.8%       -26.6%
10/15/2002       61.16        -2.9%        15.0%       -12.8%       28.8%       -26.6%
10/16/2002       61.11         2.7%        15.0%       -12.8%       28.8%       -26.6%
10/17/2002       61.09         9.6%        15.0%       -12.8%       28.8%       -26.6%
10/18/2002       60.19         1.1%        15.0%       -12.8%       28.8%       -26.6%
10/21/2002       59.89        -2.9%        15.0%       -12.8%       28.8%       -26.6%
10/22/2002       63.36         4.7%        15.0%       -12.8%       28.8%       -26.6%
10/23/2002       61.55        -0.8%        15.0%       -12.8%       28.8%       -26.6%
10/24/2002        62.2        -1.6%        15.0%       -12.8%       28.8%       -26.6%
10/25/2002       62.31         5.3%        15.0%       -12.8%       28.8%       -26.6%
10/28/2002       64.44         3.7%        15.0%       -12.8%       28.8%       -26.6%
10/29/2002        64.5         1.9%        15.0%       -12.8%       28.8%       -26.6%
10/30/2002       65.59         6.3%        15.0%       -12.8%       28.8%       -26.6%
10/31/2002       63.44        -4.1%        15.0%       -12.8%       28.8%       -26.6%
 11/1/2002       66.41         1.4%        15.0%       -12.8%       28.8%       -26.6%
 11/4/2002       68.09         3.5%        15.0%       -12.8%       28.8%       -26.6%
 11/5/2002       68.17         5.5%        15.0%       -12.8%       28.8%       -26.6%
 11/6/2002       69.94         4.0%        15.0%       -12.8%       28.8%       -26.6%
 11/7/2002       69.71         6.0%        15.0%       -12.8%       28.8%       -26.6%
 11/8/2002       68.92         9.7%        15.0%       -12.8%       28.8%       -26.6%
11/11/2002       67.68         7.3%        15.0%       -12.8%       28.8%       -26.6%
11/12/2002       67.61         9.2%        15.0%       -12.8%       28.8%       -26.6%
11/13/2002       65.19         2.0%        15.0%       -12.8%       28.8%       -26.6%
11/14/2002        66.2         6.7%        15.0%       -12.8%       28.8%       -26.6%
11/15/2002       68.97         5.3%        15.0%       -12.8%       28.8%       -26.6%
11/18/2002       67.64         0.2%        15.0%       -12.8%       28.8%       -26.6%
11/19/2002       65.69        -1.7%        15.0%       -12.8%       28.8%       -26.6%
11/20/2002        65.2        -6.8%        15.0%       -12.8%       28.8%       -26.6%
11/21/2002       64.64        -6.9%        15.0%       -12.8%       28.8%       -26.6%
11/22/2002       64.67        -6.9%        15.0%       -12.8%       28.8%       -26.6%
11/25/2002       63.72        -10.0%       15.0%       -12.8%       28.8%       -26.6%
11/26/2002       63.23        -8.4%        15.0%       -12.8%       28.8%       -26.6%
11/27/2002       62.87        -12.8%       15.0%       -12.8%       28.8%       -26.6%
11/28/2002       62.87        -14.0%       15.0%       -12.8%       28.8%       -26.6%
11/29/2002       63.38        -16.7%       15.0%       -12.8%       28.8%       -26.6%
 12/2/2002        63.5        -11.8%       15.0%       -12.8%       28.8%       -26.6%
 12/3/2002       67.12        -8.0%        15.0%       -12.8%       28.8%       -26.6%
 12/4/2002       68.03        -10.6%       15.0%       -12.8%       28.8%       -26.6%
 12/5/2002       68.92        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 12/6/2002       71.29        -7.0%        15.0%       -12.8%       28.8%       -26.6%
 12/9/2002       70.99        -3.6%        15.0%       -12.8%       28.8%       -26.6%
12/10/2002       68.77        -6.8%        15.0%       -12.8%       28.8%       -26.6%
12/11/2002       70.58        -6.9%        15.0%       -12.8%       28.8%       -26.6%
12/12/2002       75.39         0.0%        15.0%       -12.8%       28.8%       -26.6%
12/13/2002       77.11         5.0%        15.0%       -12.8%       28.8%       -26.6%
12/16/2002       78.21         3.6%        15.0%       -12.8%       28.8%       -26.6%
12/17/2002       74.67         3.2%        15.0%       -12.8%       28.8%       -26.6%
12/18/2002        77.1        11.4%        15.0%       -12.8%       28.8%       -26.6%
12/19/2002       74.47         8.5%        15.0%       -12.8%       28.8%       -26.6%
12/20/2002       74.88         7.4%        15.0%       -12.8%       28.8%       -26.6%
12/23/2002       77.57        14.7%        15.0%       -12.8%       28.8%       -26.6%
12/24/2002          76        13.2%        15.0%       -12.8%       28.8%       -26.6%
12/25/2002          76        14.0%        15.0%       -12.8%       28.8%       -26.6%
12/26/2002       79.27        18.2%        15.0%       -12.8%       28.8%       -26.6%
12/27/2002       78.52        21.2%        15.0%       -12.8%       28.8%       -26.6%
12/30/2002       76.86        22.4%        15.0%       -12.8%       28.8%       -26.6%
12/31/2002       76.76        24.5%        15.0%       -12.8%       28.8%       -26.6%
  1/1/2003       76.76        26.4%        15.0%       -12.8%       28.8%       -26.6%
  1/2/2003       77.82        24.5%        15.0%       -12.8%       28.8%       -26.6%
  1/3/2003       79.51        26.4%        15.0%       -12.8%       28.8%       -26.6%
  1/6/2003       78.15        27.8%        15.0%       -12.8%       28.8%       -26.6%
  1/7/2003       75.42        23.4%        15.0%       -12.8%       28.8%       -26.6%
  1/8/2003       77.85        27.4%        15.0%       -12.8%       28.8%       -26.6%
  1/9/2003       76.52        27.1%        15.0%       -12.8%       28.8%       -26.6%
 1/10/2003       78.13        30.5%        15.0%       -12.8%       28.8%       -26.6%
 1/13/2003       76.74        21.1%        15.0%       -12.8%       28.8%       -26.6%
 1/14/2003       73.76        19.8%        15.0%       -12.8%       28.8%       -26.6%
 1/15/2003       73.95        18.9%        15.0%       -12.8%       28.8%       -26.6%
 1/16/2003       77.18        23.9%        15.0%       -12.8%       28.8%       -26.6%
 1/17/2003       75.43        17.1%        15.0%       -12.8%       28.8%       -26.6%
 1/20/2003       75.43        16.9%        15.0%       -12.8%       28.8%       -26.6%
 1/21/2003       75.77        15.5%        15.0%       -12.8%       28.8%       -26.6%
 1/22/2003       77.69        22.5%        15.0%       -12.8%       28.8%       -26.6%
 1/23/2003       80.33        21.0%        15.0%       -12.8%       28.8%       -26.6%
 1/24/2003        82.2        20.7%        15.0%       -12.8%       28.8%       -26.6%
 1/27/2003       79.58        16.7%        15.0%       -12.8%       28.8%       -26.6%
 1/28/2003       79.44        13.6%        15.0%       -12.8%       28.8%       -26.6%
 1/29/2003        77.5        11.2%        15.0%       -12.8%       28.8%       -26.6%
 1/30/2003       78.28        13.6%        15.0%       -12.8%       28.8%       -26.6%
 1/31/2003          77        13.8%        15.0%       -12.8%       28.8%       -26.6%
  2/3/2003       76.04        12.5%        15.0%       -12.8%       28.8%       -26.6%
  2/4/2003       79.64        22.2%        15.0%       -12.8%       28.8%       -26.6%
  2/5/2003       76.18        15.1%        15.0%       -12.8%       28.8%       -26.6%
  2/6/2003       75.68         9.7%        15.0%       -12.8%       28.8%       -26.6%
  2/7/2003       74.55        10.2%        15.0%       -12.8%       28.8%       -26.6%
 2/10/2003       72.11         9.8%        15.0%       -12.8%       28.8%       -26.6%
 2/11/2003       74.56        14.4%        15.0%       -12.8%       28.8%       -26.6%
 2/12/2003       71.24        10.2%        15.0%       -12.8%       28.8%       -26.6%
 2/13/2003       74.52        15.2%        15.0%       -12.8%       28.8%       -26.6%
 2/14/2003       72.15        13.2%        15.0%       -12.8%       28.8%       -26.6%
 2/17/2003       72.15        14.1%        15.0%       -12.8%       28.8%       -26.6%
 2/18/2003        72.3        15.0%        15.0%       -12.8%       28.8%       -26.6%
 2/19/2003       73.43        16.8%        15.0%       -12.8%       28.8%       -26.6%
 2/20/2003       74.03        16.8%        15.0%       -12.8%       28.8%       -26.6%
 2/21/2003       72.05        13.5%        15.0%       -12.8%       28.8%       -26.6%
 2/24/2003       71.92         7.2%        15.0%       -12.8%       28.8%       -26.6%
 2/25/2003       70.49         3.6%        15.0%       -12.8%       28.8%       -26.6%
 2/26/2003        71.2         3.3%        15.0%       -12.8%       28.8%       -26.6%
 2/27/2003       70.28        -1.4%        15.0%       -12.8%       28.8%       -26.6%
 2/28/2003       71.99         1.4%        15.0%       -12.8%       28.8%       -26.6%
  3/3/2003       69.89         1.6%        15.0%       -12.8%       28.8%       -26.6%
  3/4/2003       70.19        -0.6%        15.0%       -12.8%       28.8%       -26.6%
  3/5/2003       70.12        -7.0%        15.0%       -12.8%       28.8%       -26.6%
  3/6/2003       69.74        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  3/7/2003       67.44        -13.8%       15.0%       -12.8%       28.8%       -26.6%
 3/10/2003       64.94        -13.0%       15.0%       -12.8%       28.8%       -26.6%
 3/11/2003        63.1        -18.2%       15.0%       -12.8%       28.8%       -26.6%
 3/12/2003       63.66        -14.5%       15.0%       -12.8%       28.8%       -26.6%
 3/13/2003       64.05        -14.5%       15.0%       -12.8%       28.8%       -26.6%
 3/14/2003       65.63        -15.4%       15.0%       -12.8%       28.8%       -26.6%
 3/17/2003       64.95        -14.5%       15.0%       -12.8%       28.8%       -26.6%
 3/18/2003       66.62        -12.3%       15.0%       -12.8%       28.8%       -26.6%
 3/19/2003       66.03        -16.7%       15.0%       -12.8%       28.8%       -26.6%
 3/20/2003       64.65        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 3/21/2003       63.15        -17.8%       15.0%       -12.8%       28.8%       -26.6%
 3/24/2003       62.93        -18.0%       15.0%       -12.8%       28.8%       -26.6%
 3/25/2003       63.46        -17.3%       15.0%       -12.8%       28.8%       -26.6%
 3/26/2003       63.91        -17.9%       15.0%       -12.8%       28.8%       -26.6%
 3/27/2003       62.21        -21.8%       15.0%       -12.8%       28.8%       -26.6%
 3/28/2003       66.74        -14.6%       15.0%       -12.8%       28.8%       -26.6%
 3/31/2003       66.92        -11.3%       15.0%       -12.8%       28.8%       -26.6%
  4/1/2003       65.49        -15.9%       15.0%       -12.8%       28.8%       -26.6%
  4/2/2003        64.6        -15.6%       15.0%       -12.8%       28.8%       -26.6%
  4/3/2003       64.18        -17.9%       15.0%       -12.8%       28.8%       -26.6%
  4/4/2003       64.74        -15.6%       15.0%       -12.8%       28.8%       -26.6%
  4/7/2003       63.82        -13.5%       15.0%       -12.8%       28.8%       -26.6%
  4/8/2003       64.25        -13.1%       15.0%       -12.8%       28.8%       -26.6%
  4/9/2003       66.22        -14.2%       15.0%       -12.8%       28.8%       -26.6%
 4/10/2003       65.85        -12.7%       15.0%       -12.8%       28.8%       -26.6%
 4/11/2003       65.73        -12.9%       15.0%       -12.8%       28.8%       -26.6%
 4/14/2003       65.46        -13.6%       15.0%       -12.8%       28.8%       -26.6%
 4/15/2003       66.72        -14.1%       15.0%       -12.8%       28.8%       -26.6%
 4/16/2003       67.18        -16.4%       15.0%       -12.8%       28.8%       -26.6%
 4/17/2003       67.01        -18.5%       15.0%       -12.8%       28.8%       -26.6%
 4/18/2003       67.01        -15.8%       15.0%       -12.8%       28.8%       -26.6%
 4/21/2003       68.85        -13.3%       15.0%       -12.8%       28.8%       -26.6%
 4/22/2003       68.76        -11.3%       15.0%       -12.8%       28.8%       -26.6%
 4/23/2003       68.92        -12.0%       15.0%       -12.8%       28.8%       -26.6%
 4/24/2003       66.16        -14.1%       15.0%       -12.8%       28.8%       -26.6%
 4/25/2003       65.53        -13.8%       15.0%       -12.8%       28.8%       -26.6%
 4/28/2003       65.51        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 4/29/2003       64.36        -15.5%       15.0%       -12.8%       28.8%       -26.6%
 4/30/2003        65.3        -13.7%       15.0%       -12.8%       28.8%       -26.6%
  5/1/2003       67.66        -9.2%        15.0%       -12.8%       28.8%       -26.6%
  5/2/2003       67.55        -6.3%        15.0%       -12.8%       28.8%       -26.6%
  5/5/2003       68.92        -7.6%        15.0%       -12.8%       28.8%       -26.6%
  5/6/2003       69.34        -2.7%        15.0%       -12.8%       28.8%       -26.6%
  5/7/2003       68.56        -8.0%        15.0%       -12.8%       28.8%       -26.6%
  5/8/2003       70.48        -2.3%        15.0%       -12.8%       28.8%       -26.6%
  5/9/2003       70.69        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 5/12/2003       71.73        -0.8%        15.0%       -12.8%       28.8%       -26.6%
 5/13/2003       70.34        -4.2%        15.0%       -12.8%       28.8%       -26.6%
 5/14/2003       71.45        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 5/15/2003       72.23         0.2%        15.0%       -12.8%       28.8%       -26.6%
 5/16/2003       71.72        -0.3%        15.0%       -12.8%       28.8%       -26.6%
 5/19/2003       73.97         4.9%        15.0%       -12.8%       28.8%       -26.6%
 5/20/2003       74.28         4.3%        15.0%       -12.8%       28.8%       -26.6%
 5/21/2003       75.58         7.5%        15.0%       -12.8%       28.8%       -26.6%
 5/22/2003       73.83         2.6%        15.0%       -12.8%       28.8%       -26.6%
 5/23/2003       73.99         5.9%        15.0%       -12.8%       28.8%       -26.6%
 5/26/2003       73.99         5.4%        15.0%       -12.8%       28.8%       -26.6%
 5/27/2003       74.55         6.3%        15.0%       -12.8%       28.8%       -26.6%
 5/28/2003       71.77         2.9%        15.0%       -12.8%       28.8%       -26.6%
 5/29/2003       73.15         8.5%        15.0%       -12.8%       28.8%       -26.6%
 5/30/2003       73.46        13.1%        15.0%       -12.8%       28.8%       -26.6%
  6/2/2003       73.97        17.2%        15.0%       -12.8%       28.8%       -26.6%
  6/3/2003       74.03        16.3%        15.0%       -12.8%       28.8%       -26.6%
  6/4/2003        75.1        17.3%        15.0%       -12.8%       28.8%       -26.6%
  6/5/2003        77.7        18.4%        15.0%       -12.8%       28.8%       -26.6%
  6/6/2003       77.08        18.7%        15.0%       -12.8%       28.8%       -26.6%
  6/9/2003       76.72        15.2%        15.0%       -12.8%       28.8%       -26.6%
 6/10/2003       75.64        14.6%        15.0%       -12.8%       28.8%       -26.6%
 6/11/2003        76.3        18.0%        15.0%       -12.8%       28.8%       -26.6%
 6/12/2003       76.68        21.4%        15.0%       -12.8%       28.8%       -26.6%
 6/13/2003       78.29        24.4%        15.0%       -12.8%       28.8%       -26.6%
 6/16/2003       79.37        25.1%        15.0%       -12.8%       28.8%       -26.6%
 6/17/2003       82.24        28.7%        15.0%       -12.8%       28.8%       -26.6%
 6/18/2003       81.42        30.9%        15.0%       -12.8%       28.8%       -26.6%
 6/19/2003       81.87        22.7%        15.0%       -12.8%       28.8%       -26.6%
 6/20/2003       80.65        20.5%        15.0%       -12.8%       28.8%       -26.6%
 6/23/2003       78.13        19.3%        15.0%       -12.8%       28.8%       -26.6%
 6/24/2003       76.39        18.3%        15.0%       -12.8%       28.8%       -26.6%
 6/25/2003       77.17        20.2%        15.0%       -12.8%       28.8%       -26.6%
 6/26/2003       77.19        19.2%        15.0%       -12.8%       28.8%       -26.6%
 6/27/2003       77.54        21.5%        15.0%       -12.8%       28.8%       -26.6%
 6/30/2003       78.65        22.4%        15.0%       -12.8%       28.8%       -26.6%
  7/1/2003       81.07        22.4%        15.0%       -12.8%       28.8%       -26.6%
  7/2/2003        80.7        22.6%        15.0%       -12.8%       28.8%       -26.6%
  7/3/2003       79.81        21.4%        15.0%       -12.8%       28.8%       -26.6%
  7/4/2003       79.81        21.9%        15.0%       -12.8%       28.8%       -26.6%
  7/7/2003       78.84        18.2%        15.0%       -12.8%       28.8%       -26.6%
  7/8/2003       77.28        15.0%        15.0%       -12.8%       28.8%       -26.6%
  7/9/2003       77.26        15.3%        15.0%       -12.8%       28.8%       -26.6%
 7/10/2003       77.54        15.7%        15.0%       -12.8%       28.8%       -26.6%
 7/11/2003       78.09        13.4%        15.0%       -12.8%       28.8%       -26.6%
 7/14/2003       78.44        14.1%        15.0%       -12.8%       28.8%       -26.6%
 7/15/2003       74.78         8.5%        15.0%       -12.8%       28.8%       -26.6%
 7/16/2003       73.44        11.0%        15.0%       -12.8%       28.8%       -26.6%
 7/17/2003       74.63        13.9%        15.0%       -12.8%       28.8%       -26.6%
 7/18/2003       74.88        14.3%        15.0%       -12.8%       28.8%       -26.6%
 7/21/2003       77.06        19.7%        15.0%       -12.8%       28.8%       -26.6%
 7/22/2003       77.32        18.4%        15.0%       -12.8%       28.8%       -26.6%
 7/23/2003       81.46        20.4%        15.0%       -12.8%       28.8%       -26.6%
 7/24/2003       82.79        22.6%        15.0%       -12.8%       28.8%       -26.6%
 7/25/2003       84.27        22.3%        15.0%       -12.8%       28.8%       -26.6%
 7/28/2003       83.06        19.8%        15.0%       -12.8%       28.8%       -26.6%
 7/29/2003       81.44        18.8%        15.0%       -12.8%       28.8%       -26.6%
 7/30/2003       80.64        14.4%        15.0%       -12.8%       28.8%       -26.6%
 7/31/2003       81.12        14.8%        15.0%       -12.8%       28.8%       -26.6%
  8/1/2003       80.23        11.8%        15.0%       -12.8%       28.8%       -26.6%
  8/4/2003       81.24        15.5%        15.0%       -12.8%       28.8%       -26.6%
  8/5/2003       80.91        13.2%        15.0%       -12.8%       28.8%       -26.6%
  8/6/2003       82.67        14.5%        15.0%       -12.8%       28.8%       -26.6%
  8/7/2003       82.63        15.2%        15.0%       -12.8%       28.8%       -26.6%
  8/8/2003       86.44        16.9%        15.0%       -12.8%       28.8%       -26.6%
 8/11/2003       87.71        18.1%        15.0%       -12.8%       28.8%       -26.6%
 8/12/2003       86.21        14.1%        15.0%       -12.8%       28.8%       -26.6%
 8/13/2003       87.37        18.3%        15.0%       -12.8%       28.8%       -26.6%
 8/14/2003       87.95        18.9%        15.0%       -12.8%       28.8%       -26.6%
 8/15/2003       87.58        18.4%        15.0%       -12.8%       28.8%       -26.6%
 8/18/2003       86.39        15.9%        15.0%       -12.8%       28.8%       -26.6%
 8/19/2003       89.42        24.6%        15.0%       -12.8%       28.8%       -26.6%
 8/20/2003       91.18        24.6%        15.0%       -12.8%       28.8%       -26.6%
 8/21/2003       88.03        19.8%        15.0%       -12.8%       28.8%       -26.6%
 8/22/2003       86.78        17.3%        15.0%       -12.8%       28.8%       -26.6%
 8/25/2003       85.83        15.9%        15.0%       -12.8%       28.8%       -26.6%
 8/26/2003       87.57        16.6%        15.0%       -12.8%       28.8%       -26.6%
 8/27/2003       91.38        17.6%        15.0%       -12.8%       28.8%       -26.6%
 8/28/2003          91        18.1%        15.0%       -12.8%       28.8%       -26.6%
 8/29/2003          91        18.6%        15.0%       -12.8%       28.8%       -26.6%
  9/1/2003          91        20.3%        15.0%       -12.8%       28.8%       -26.6%
  9/2/2003       89.95        17.9%        15.0%       -12.8%       28.8%       -26.6%
  9/3/2003       89.94        17.3%        15.0%       -12.8%       28.8%       -26.6%
  9/4/2003       91.95        17.4%        15.0%       -12.8%       28.8%       -26.6%
  9/5/2003       93.45        17.7%        15.0%       -12.8%       28.8%       -26.6%
  9/8/2003       93.36        13.5%        15.0%       -12.8%       28.8%       -26.6%
  9/9/2003       94.53        16.1%        15.0%       -12.8%       28.8%       -26.6%
 9/10/2003        93.4        14.1%        15.0%       -12.8%       28.8%       -26.6%
 9/11/2003       94.28        16.9%        15.0%       -12.8%       28.8%       -26.6%
 9/12/2003       92.34        18.2%        15.0%       -12.8%       28.8%       -26.6%
 9/15/2003       91.95        20.4%        15.0%       -12.8%       28.8%       -26.6%
 9/16/2003       92.43        19.8%        15.0%       -12.8%       28.8%       -26.6%
 9/17/2003       93.19        20.7%        15.0%       -12.8%       28.8%       -26.6%
 9/18/2003       92.61        19.4%        15.0%       -12.8%       28.8%       -26.6%
 9/19/2003       95.38        21.3%        15.0%       -12.8%       28.8%       -26.6%
 9/22/2003       96.63        19.2%        15.0%       -12.8%       28.8%       -26.6%
 9/23/2003       97.41        20.7%        15.0%       -12.8%       28.8%       -26.6%
 9/24/2003        97.5        22.2%        15.0%       -12.8%       28.8%       -26.6%
 9/25/2003       93.52        17.2%        15.0%       -12.8%       28.8%       -26.6%
 9/26/2003       89.66        13.7%        15.0%       -12.8%       28.8%       -26.6%
 9/29/2003       90.62        17.3%        15.0%       -12.8%       28.8%       -26.6%
 9/30/2003       91.12        17.9%        15.0%       -12.8%       28.8%       -26.6%
 10/1/2003       91.63        18.2%        15.0%       -12.8%       28.8%       -26.6%
 10/2/2003        92.9        19.0%        15.0%       -12.8%       28.8%       -26.6%
 10/3/2003       88.63        13.0%        15.0%       -12.8%       28.8%       -26.6%
 10/6/2003       89.14        19.2%        15.0%       -12.8%       28.8%       -26.6%
 10/7/2003        90.7        23.5%        15.0%       -12.8%       28.8%       -26.6%
 10/8/2003       91.38        22.4%        15.0%       -12.8%       28.8%       -26.6%
 10/9/2003       91.06        21.6%        15.0%       -12.8%       28.8%       -26.6%
10/10/2003       91.06        18.2%        15.0%       -12.8%       28.8%       -26.6%
10/13/2003       93.29        20.7%        15.0%       -12.8%       28.8%       -26.6%
10/14/2003       92.72        13.8%        15.0%       -12.8%       28.8%       -26.6%
10/15/2003       91.96        11.1%        15.0%       -12.8%       28.8%       -26.6%
10/16/2003       94.03        11.6%        15.0%       -12.8%       28.8%       -26.6%
10/17/2003       91.86        10.6%        15.0%       -12.8%       28.8%       -26.6%
10/20/2003       92.12        13.1%        15.0%       -12.8%       28.8%       -26.6%
10/21/2003       96.65        19.9%        15.0%       -12.8%       28.8%       -26.6%
10/22/2003       96.69        19.2%        15.0%       -12.8%       28.8%       -26.6%
10/23/2003       96.06        19.7%        15.0%       -12.8%       28.8%       -26.6%
10/24/2003        97.9        20.5%        15.0%       -12.8%       28.8%       -26.6%
10/27/2003       98.37        21.6%        15.0%       -12.8%       28.8%       -26.6%
10/28/2003       97.65        18.1%        15.0%       -12.8%       28.8%       -26.6%
10/29/2003       99.44        20.3%        15.0%       -12.8%       28.8%       -26.6%
10/30/2003        97.6        12.9%        15.0%       -12.8%       28.8%       -26.6%
10/31/2003       98.08        11.8%        15.0%       -12.8%       28.8%       -26.6%
 11/3/2003       95.99        11.3%        15.0%       -12.8%       28.8%       -26.6%
 11/4/2003       96.78        10.8%        15.0%       -12.8%       28.8%       -26.6%
 11/5/2003        96.8        10.1%        15.0%       -12.8%       28.8%       -26.6%
 11/6/2003       94.94         8.4%        15.0%       -12.8%       28.8%       -26.6%
 11/7/2003       97.39        12.7%        15.0%       -12.8%       28.8%       -26.6%
11/10/2003       96.19         7.6%        15.0%       -12.8%       28.8%       -26.6%
11/11/2003       96.48         5.8%        15.0%       -12.8%       28.8%       -26.6%
11/12/2003      101.86        15.7%        15.0%       -12.8%       28.8%       -26.6%
11/13/2003      101.29        16.7%        15.0%       -12.8%       28.8%       -26.6%
11/14/2003       102.2        19.1%        15.0%       -12.8%       28.8%       -26.6%
11/17/2003      100.02        14.2%        15.0%       -12.8%       28.8%       -26.6%
11/18/2003      104.64        14.5%        15.0%       -12.8%       28.8%       -26.6%
11/19/2003      105.17        15.6%        15.0%       -12.8%       28.8%       -26.6%
11/20/2003      104.22        14.5%        15.0%       -12.8%       28.8%       -26.6%
11/21/2003      104.46        14.8%        15.0%       -12.8%       28.8%       -26.6%
11/24/2003      102.79        14.3%        15.0%       -12.8%       28.8%       -26.6%
11/25/2003      104.62        16.3%        15.0%       -12.8%       28.8%       -26.6%
11/26/2003      107.68        17.1%        15.0%       -12.8%       28.8%       -26.6%
11/27/2003      107.68        15.2%        15.0%       -12.8%       28.8%       -26.6%
11/28/2003      109.66        17.5%        15.0%       -12.8%       28.8%       -26.6%
 12/1/2003      112.21        18.7%        15.0%       -12.8%       28.8%       -26.6%
 12/2/2003      112.29        20.2%        15.0%       -12.8%       28.8%       -26.6%
 12/3/2003      112.21        19.0%        15.0%       -12.8%       28.8%       -26.6%
 12/4/2003      109.32        18.4%        15.0%       -12.8%       28.8%       -26.6%
 12/5/2003      111.33        21.1%        15.0%       -12.8%       28.8%       -26.6%
 12/8/2003      111.02        20.1%        15.0%       -12.8%       28.8%       -26.6%
 12/9/2003      107.83        15.7%        15.0%       -12.8%       28.8%       -26.6%
12/10/2003      103.04        11.3%        15.0%       -12.8%       28.8%       -26.6%
12/11/2003      106.01        11.1%        15.0%       -12.8%       28.8%       -26.6%
12/12/2003      106.67        10.4%        15.0%       -12.8%       28.8%       -26.6%
12/15/2003      107.86        10.7%        15.0%       -12.8%       28.8%       -26.6%
12/16/2003      104.73         7.4%        15.0%       -12.8%       28.8%       -26.6%
12/17/2003      106.06        13.4%        15.0%       -12.8%       28.8%       -26.6%
12/18/2003      105.31        17.5%        15.0%       -12.8%       28.8%       -26.6%
12/19/2003      102.49        13.1%        15.0%       -12.8%       28.8%       -26.6%
12/22/2003         103        13.0%        15.0%       -12.8%       28.8%       -26.6%
12/23/2003      103.82        13.3%        15.0%       -12.8%       28.8%       -26.6%
12/24/2003      104.21        12.2%        15.0%       -12.8%       28.8%       -26.6%
12/25/2003      104.21        17.6%        15.0%       -12.8%       28.8%       -26.6%
12/26/2003      106.77        19.8%        15.0%       -12.8%       28.8%       -26.6%
12/29/2003      110.19        21.5%        15.0%       -12.8%       28.8%       -26.6%
12/30/2003      109.73        20.1%        15.0%       -12.8%       28.8%       -26.6%
12/31/2003      108.84        19.5%        15.0%       -12.8%       28.8%       -26.6%
  1/1/2004      108.84        19.5%        15.0%       -12.8%       28.8%       -26.6%
  1/2/2004      109.48        17.4%        15.0%       -12.8%       28.8%       -26.6%
  1/5/2004      112.88        21.7%        15.0%       -12.8%       28.8%       -26.6%
  1/6/2004      110.64        20.3%        15.0%       -12.8%       28.8%       -26.6%
  1/7/2004       108.3        15.2%        15.0%       -12.8%       28.8%       -26.6%
  1/8/2004      108.97        18.6%        15.0%       -12.8%       28.8%       -26.6%
  1/9/2004      110.54        20.0%        15.0%       -12.8%       28.8%       -26.6%
 1/12/2004      108.71        12.5%        15.0%       -12.8%       28.8%       -26.6%
 1/13/2004      105.79         9.4%        15.0%       -12.8%       28.8%       -26.6%
 1/14/2004      101.43         5.6%        15.0%       -12.8%       28.8%       -26.6%
 1/15/2004       97.34        -0.6%        15.0%       -12.8%       28.8%       -26.6%
 1/16/2004       98.52         0.2%        15.0%       -12.8%       28.8%       -26.6%
 1/19/2004       98.52         0.9%        15.0%       -12.8%       28.8%       -26.6%
 1/20/2004      100.93         1.5%        15.0%       -12.8%       28.8%       -26.6%
 1/21/2004      101.21         3.7%        15.0%       -12.8%       28.8%       -26.6%
 1/22/2004       99.25         1.2%        15.0%       -12.8%       28.8%       -26.6%
 1/23/2004       97.79         1.9%        15.0%       -12.8%       28.8%       -26.6%
 1/26/2004        97.1         0.3%        15.0%       -12.8%       28.8%       -26.6%
 1/27/2004       98.97         2.2%        15.0%       -12.8%       28.8%       -26.6%
 1/28/2004        96.3         1.4%        15.0%       -12.8%       28.8%       -26.6%
 1/29/2004       94.05        -3.4%        15.0%       -12.8%       28.8%       -26.6%
 1/30/2004       95.58        -0.6%        15.0%       -12.8%       28.8%       -26.6%
  2/2/2004       96.05        -0.4%        15.0%       -12.8%       28.8%       -26.6%
  2/3/2004       95.93        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  2/4/2004       94.92        -6.3%        15.0%       -12.8%       28.8%       -26.6%
  2/5/2004       96.23        -5.8%        15.0%       -12.8%       28.8%       -26.6%
  2/6/2004       100.9         0.9%        15.0%       -12.8%       28.8%       -26.6%
  2/9/2004      101.94        -2.6%        15.0%       -12.8%       28.8%       -26.6%
 2/10/2004      101.33        -3.7%        15.0%       -12.8%       28.8%       -26.6%
 2/11/2004      104.31         0.1%        15.0%       -12.8%       28.8%       -26.6%
 2/12/2004      102.54        -1.8%        15.0%       -12.8%       28.8%       -26.6%
 2/13/2004      102.16        -0.6%        15.0%       -12.8%       28.8%       -26.6%
 2/16/2004      102.16        -2.4%        15.0%       -12.8%       28.8%       -26.6%
 2/17/2004      105.23        -2.3%        15.0%       -12.8%       28.8%       -26.6%
 2/18/2004      100.42        -6.7%        15.0%       -12.8%       28.8%       -26.6%
 2/19/2004      100.24        -8.6%        15.0%       -12.8%       28.8%       -26.6%
 2/20/2004       97.55        -13.1%       15.0%       -12.8%       28.8%       -26.6%
 2/23/2004       96.58        -14.0%       15.0%       -12.8%       28.8%       -26.6%
 2/24/2004       99.46        -11.4%       15.0%       -12.8%       28.8%       -26.6%
 2/25/2004       98.39        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 2/26/2004       99.07        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 2/27/2004        99.8        -10.1%       15.0%       -12.8%       28.8%       -26.6%
  3/1/2004      100.95        -6.4%        15.0%       -12.8%       28.8%       -26.6%
  3/2/2004       97.71        -5.2%        15.0%       -12.8%       28.8%       -26.6%
  3/3/2004        97.8        -7.7%        15.0%       -12.8%       28.8%       -26.6%
  3/4/2004       99.13        -7.1%        15.0%       -12.8%       28.8%       -26.6%
  3/5/2004      101.98        -5.5%        15.0%       -12.8%       28.8%       -26.6%
  3/8/2004      100.87        -3.7%        15.0%       -12.8%       28.8%       -26.6%
  3/9/2004      100.98        -4.8%        15.0%       -12.8%       28.8%       -26.6%
 3/10/2004       97.74        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 3/11/2004       98.88        -3.5%        15.0%       -12.8%       28.8%       -26.6%
 3/12/2004       98.53        -4.3%        15.0%       -12.8%       28.8%       -26.6%
 3/15/2004        96.3        -7.2%        15.0%       -12.8%       28.8%       -26.6%
 3/16/2004       97.44        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 3/17/2004       99.04        -5.0%        15.0%       -12.8%       28.8%       -26.6%
 3/18/2004      101.09        -5.3%        15.0%       -12.8%       28.8%       -26.6%
 3/19/2004      101.43        -7.9%        15.0%       -12.8%       28.8%       -26.6%
 3/22/2004      100.69        -8.2%        15.0%       -12.8%       28.8%       -26.6%
 3/23/2004       101.4        -6.8%        15.0%       -12.8%       28.8%       -26.6%
 3/24/2004       98.97        -9.1%        15.0%       -12.8%       28.8%       -26.6%
 3/25/2004       101.5        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 3/26/2004      102.54        -9.2%        15.0%       -12.8%       28.8%       -26.6%
 3/29/2004      103.41        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 3/30/2004      104.57        -3.4%        15.0%       -12.8%       28.8%       -26.6%
 3/31/2004      104.95        -3.7%        15.0%       -12.8%       28.8%       -26.6%
  4/1/2004      105.35        -4.7%        15.0%       -12.8%       28.8%       -26.6%
  4/2/2004       104.3        -4.1%        15.0%       -12.8%       28.8%       -26.6%
  4/5/2004      101.77        -3.8%        15.0%       -12.8%       28.8%       -26.6%
  4/6/2004      102.42         1.0%        15.0%       -12.8%       28.8%       -26.6%
  4/7/2004      102.81         5.6%        15.0%       -12.8%       28.8%       -26.6%
  4/8/2004      101.62         3.1%        15.0%       -12.8%       28.8%       -26.6%
  4/9/2004      101.62         3.1%        15.0%       -12.8%       28.8%       -26.6%
 4/12/2004      101.72         0.8%        15.0%       -12.8%       28.8%       -26.6%
 4/13/2004       95.56        -5.6%        15.0%       -12.8%       28.8%       -26.6%
 4/14/2004       93.92        -5.4%        15.0%       -12.8%       28.8%       -26.6%
 4/15/2004       95.08        -2.8%        15.0%       -12.8%       28.8%       -26.6%
 4/16/2004       95.18        -2.0%        15.0%       -12.8%       28.8%       -26.6%
 4/19/2004        94.5        -4.5%        15.0%       -12.8%       28.8%       -26.6%
 4/20/2004       89.26        -7.3%        15.0%       -12.8%       28.8%       -26.6%
 4/21/2004       87.96        -6.5%        15.0%       -12.8%       28.8%       -26.6%
 4/22/2004       89.54        -6.3%        15.0%       -12.8%       28.8%       -26.6%
 4/23/2004       88.12        -8.3%        15.0%       -12.8%       28.8%       -26.6%
 4/26/2004       88.54        -7.7%        15.0%       -12.8%       28.8%       -26.6%
 4/27/2004       87.45        -7.9%        15.0%       -12.8%       28.8%       -26.6%
 4/28/2004        81.2        -15.6%       15.0%       -12.8%       28.8%       -26.6%
 4/29/2004       82.06        -18.7%       15.0%       -12.8%       28.8%       -26.6%
 4/30/2004       81.94        -19.6%       15.0%       -12.8%       28.8%       -26.6%
  5/3/2004       82.13        -18.9%       15.0%       -12.8%       28.8%       -26.6%
  5/4/2004       86.48        -17.1%       15.0%       -12.8%       28.8%       -26.6%
  5/5/2004       84.56        -17.5%       15.0%       -12.8%       28.8%       -26.6%
  5/6/2004       82.33        -19.4%       15.0%       -12.8%       28.8%       -26.6%
  5/7/2004       78.03        -23.6%       15.0%       -12.8%       28.8%       -26.6%
 5/10/2004       79.94        -24.0%       15.0%       -12.8%       28.8%       -26.6%
 5/11/2004       81.48        -18.9%       15.0%       -12.8%       28.8%       -26.6%
 5/12/2004        80.7        -19.5%       15.0%       -12.8%       28.8%       -26.6%
 5/13/2004       80.09        -17.9%       15.0%       -12.8%       28.8%       -26.6%
 5/14/2004       81.21        -15.9%       15.0%       -12.8%       28.8%       -26.6%
 5/17/2004       81.46        -18.1%       15.0%       -12.8%       28.8%       -26.6%
 5/18/2004       82.96        -15.7%       15.0%       -12.8%       28.8%       -26.6%
 5/19/2004       84.49        -14.7%       15.0%       -12.8%       28.8%       -26.6%
 5/20/2004       83.98        -15.9%       15.0%       -12.8%       28.8%       -26.6%
 5/21/2004       85.82        -15.0%       15.0%       -12.8%       28.8%       -26.6%
 5/24/2004          87        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 5/25/2004       88.41        -9.6%        15.0%       -12.8%       28.8%       -26.6%
 5/26/2004       89.25        -10.0%       15.0%       -12.8%       28.8%       -26.6%
 5/27/2004       90.47        -11.3%       15.0%       -12.8%       28.8%       -26.6%
 5/28/2004       89.81        -11.0%       15.0%       -12.8%       28.8%       -26.6%
 5/31/2004       89.81        -11.1%       15.0%       -12.8%       28.8%       -26.6%
  6/1/2004       88.38        -9.6%        15.0%       -12.8%       28.8%       -26.6%
  6/2/2004       87.82        -11.2%       15.0%       -12.8%       28.8%       -26.6%
  6/3/2004       85.78        -12.9%       15.0%       -12.8%       28.8%       -26.6%
  6/4/2004       87.47        -9.2%        15.0%       -12.8%       28.8%       -26.6%
  6/7/2004       88.82        -8.8%        15.0%       -12.8%       28.8%       -26.6%
  6/8/2004       87.42        -11.7%       15.0%       -12.8%       28.8%       -26.6%
  6/9/2004       83.03        -17.9%       15.0%       -12.8%       28.8%       -26.6%
 6/10/2004       83.83        -17.4%       15.0%       -12.8%       28.8%       -26.6%
 6/11/2004       83.83        -16.7%       15.0%       -12.8%       28.8%       -26.6%
 6/14/2004       80.79        -20.3%       15.0%       -12.8%       28.8%       -26.6%
 6/15/2004       83.04        -16.1%       15.0%       -12.8%       28.8%       -26.6%
 6/16/2004       83.55        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 6/17/2004       84.34        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 6/18/2004       85.99        -16.8%       15.0%       -12.8%       28.8%       -26.6%
 6/21/2004       85.34        -18.4%       15.0%       -12.8%       28.8%       -26.6%
 6/22/2004       86.39        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 6/23/2004       86.65        -17.8%       15.0%       -12.8%       28.8%       -26.6%
 6/24/2004       88.56        -15.1%       15.0%       -12.8%       28.8%       -26.6%
 6/25/2004       88.44        -13.1%       15.0%       -12.8%       28.8%       -26.6%
 6/28/2004       86.01        -16.0%       15.0%       -12.8%       28.8%       -26.6%
 6/29/2004       84.58        -17.7%       15.0%       -12.8%       28.8%       -26.6%
 6/30/2004       86.29        -15.1%       15.0%       -12.8%       28.8%       -26.6%
  7/1/2004       85.36        -16.0%       15.0%       -12.8%       28.8%       -26.6%
  7/2/2004       87.24        -14.2%       15.0%       -12.8%       28.8%       -26.6%
  7/5/2004       87.24        -8.7%        15.0%       -12.8%       28.8%       -26.6%
  7/6/2004       86.68        -7.7%        15.0%       -12.8%       28.8%       -26.6%
  7/7/2004       90.14        -5.2%        15.0%       -12.8%       28.8%       -26.6%
  7/8/2004       91.34        -4.0%        15.0%       -12.8%       28.8%       -26.6%
  7/9/2004       91.85        -2.8%        15.0%       -12.8%       28.8%       -26.6%
 7/12/2004        90.8         1.7%        15.0%       -12.8%       28.8%       -26.6%
 7/13/2004        89.7         2.0%        15.0%       -12.8%       28.8%       -26.6%
 7/14/2004       90.02         0.5%        15.0%       -12.8%       28.8%       -26.6%
 7/15/2004          90         2.1%        15.0%       -12.8%       28.8%       -26.6%
 7/16/2004       89.66         1.3%        15.0%       -12.8%       28.8%       -26.6%
 7/19/2004       88.26         0.9%        15.0%       -12.8%       28.8%       -26.6%
 7/20/2004       87.78         8.1%        15.0%       -12.8%       28.8%       -26.6%
 7/21/2004       85.65         4.4%        15.0%       -12.8%       28.8%       -26.6%
 7/22/2004        86.5         5.6%        15.0%       -12.8%       28.8%       -26.6%
 7/23/2004       84.03         2.3%        15.0%       -12.8%       28.8%       -26.6%
 7/26/2004       82.64        -4.4%        15.0%       -12.8%       28.8%       -26.6%
 7/27/2004       83.45        -1.3%        15.0%       -12.8%       28.8%       -26.6%
 7/28/2004       84.42         2.5%        15.0%       -12.8%       28.8%       -26.6%
 7/29/2004       85.73         9.9%        15.0%       -12.8%       28.8%       -26.6%
 7/30/2004       86.97         8.8%        15.0%       -12.8%       28.8%       -26.6%
  8/2/2004       87.26         7.1%        15.0%       -12.8%       28.8%       -26.6%
  8/3/2004       87.45         8.4%        15.0%       -12.8%       28.8%       -26.6%
  8/4/2004       85.92         7.3%        15.0%       -12.8%       28.8%       -26.6%
  8/5/2004       84.25         3.7%        15.0%       -12.8%       28.8%       -26.6%
  8/6/2004       86.67         6.4%        15.0%       -12.8%       28.8%       -26.6%
  8/9/2004       86.32         4.1%        15.0%       -12.8%       28.8%       -26.6%
 8/10/2004       86.46         2.3%        15.0%       -12.8%       28.8%       -26.6%
 8/11/2004        84.9         1.1%        15.0%       -12.8%       28.8%       -26.6%
 8/12/2004       85.64        -0.2%        15.0%       -12.8%       28.8%       -26.6%
 8/13/2004       87.84         1.0%        15.0%       -12.8%       28.8%       -26.6%
 8/16/2004       89.69         1.4%        15.0%       -12.8%       28.8%       -26.6%
 8/17/2004       89.85         0.7%        15.0%       -12.8%       28.8%       -26.6%
 8/18/2004       90.41        -0.1%        15.0%       -12.8%       28.8%       -26.6%
 8/19/2004       94.02         4.7%        15.0%       -12.8%       28.8%       -26.6%
 8/20/2004       95.82         6.7%        15.0%       -12.8%       28.8%       -26.6%
 8/23/2004        93.8         6.1%        15.0%       -12.8%       28.8%       -26.6%
 8/24/2004       91.66         4.4%        15.0%       -12.8%       28.8%       -26.6%
 8/25/2004       94.16         9.8%        15.0%       -12.8%       28.8%       -26.6%
 8/26/2004        93.3         6.7%        15.0%       -12.8%       28.8%       -26.6%
 8/27/2004       94.37         6.2%        15.0%       -12.8%       28.8%       -26.6%
 8/30/2004       92.85         6.2%        15.0%       -12.8%       28.8%       -26.6%
 8/31/2004       94.79        14.2%        15.0%       -12.8%       28.8%       -26.6%
  9/1/2004       95.34        13.7%        15.0%       -12.8%       28.8%       -26.6%
  9/2/2004       94.51        12.7%        15.0%       -12.8%       28.8%       -26.6%
  9/3/2004       92.93        15.0%        15.0%       -12.8%       28.8%       -26.6%
  9/6/2004       92.93        11.9%        15.0%       -12.8%       28.8%       -26.6%
  9/7/2004       92.15        10.3%        15.0%       -12.8%       28.8%       -26.6%
  9/8/2004       91.77         8.8%        15.0%       -12.8%       28.8%       -26.6%
  9/9/2004       92.29         7.3%        15.0%       -12.8%       28.8%       -26.6%
 9/10/2004       92.75         8.7%        15.0%       -12.8%       28.8%       -26.6%
 9/13/2004       93.02         7.7%        15.0%       -12.8%       28.8%       -26.6%
 9/14/2004        94.7         9.3%        15.0%       -12.8%       28.8%       -26.6%
 9/15/2004       93.45         5.5%        15.0%       -12.8%       28.8%       -26.6%
 9/16/2004       93.17         5.3%        15.0%       -12.8%       28.8%       -26.6%
 9/17/2004       92.31         7.3%        15.0%       -12.8%       28.8%       -26.6%
 9/20/2004       93.13        10.1%        15.0%       -12.8%       28.8%       -26.6%
 9/21/2004       96.37        11.7%        15.0%       -12.8%       28.8%       -26.6%
 9/22/2004       95.81        12.2%        15.0%       -12.8%       28.8%       -26.6%
 9/23/2004       96.07        10.1%        15.0%       -12.8%       28.8%       -26.6%
 9/24/2004        96.3        10.4%        15.0%       -12.8%       28.8%       -26.6%
 9/27/2004       96.71        11.6%        15.0%       -12.8%       28.8%       -26.6%
 9/28/2004       99.78        10.7%        15.0%       -12.8%       28.8%       -26.6%
 9/29/2004       99.39         8.8%        15.0%       -12.8%       28.8%       -26.6%
 9/30/2004      101.95        11.0%        15.0%       -12.8%       28.8%       -26.6%
 10/1/2004      101.06        11.3%        15.0%       -12.8%       28.8%       -26.6%
 10/4/2004       99.79        11.2%        15.0%       -12.8%       28.8%       -26.6%
 10/5/2004      102.29        13.6%        15.0%       -12.8%       28.8%       -26.6%
 10/6/2004      102.99        14.4%        15.0%       -12.8%       28.8%       -26.6%
 10/7/2004      102.13        13.9%        15.0%       -12.8%       28.8%       -26.6%
 10/8/2004      104.26        18.1%        15.0%       -12.8%       28.8%       -26.6%
10/11/2004      103.51        17.9%        15.0%       -12.8%       28.8%       -26.6%
10/12/2004      100.68        17.5%        15.0%       -12.8%       28.8%       -26.6%
10/13/2004       97.77        13.0%        15.0%       -12.8%       28.8%       -26.6%
10/14/2004       97.93        16.5%        15.0%       -12.8%       28.8%       -26.6%
10/15/2004       99.89        20.9%        15.0%       -12.8%       28.8%       -26.6%
10/18/2004       98.39        17.9%        15.0%       -12.8%       28.8%       -26.6%
10/19/2004       98.95        17.2%        15.0%       -12.8%       28.8%       -26.6%
10/20/2004      101.82        18.8%        15.0%       -12.8%       28.8%       -26.6%
10/21/2004      102.23        17.5%        15.0%       -12.8%       28.8%       -26.6%
10/22/2004      102.36        17.3%        15.0%       -12.8%       28.8%       -26.6%
10/25/2004      105.98        21.2%        15.0%       -12.8%       28.8%       -26.6%
10/26/2004      105.65        23.0%        15.0%       -12.8%       28.8%       -26.6%
10/27/2004       103.2        22.5%        15.0%       -12.8%       28.8%       -26.6%
10/28/2004      101.61        17.2%        15.0%       -12.8%       28.8%       -26.6%
10/29/2004      103.42        19.8%        15.0%       -12.8%       28.8%       -26.6%
 11/1/2004      101.95        17.9%        15.0%       -12.8%       28.8%       -26.6%
 11/2/2004       99.49        17.2%        15.0%       -12.8%       28.8%       -26.6%
 11/3/2004      101.88        19.0%        15.0%       -12.8%       28.8%       -26.6%
 11/4/2004      104.35        18.8%        15.0%       -12.8%       28.8%       -26.6%
 11/5/2004      106.86        19.1%        15.0%       -12.8%       28.8%       -26.6%
 11/8/2004      106.53        18.6%        15.0%       -12.8%       28.8%       -26.6%
 11/9/2004       106.3        17.6%        15.0%       -12.8%       28.8%       -26.6%
11/10/2004      105.47        12.2%        15.0%       -12.8%       28.8%       -26.6%
11/11/2004         106        10.6%        15.0%       -12.8%       28.8%       -26.6%
11/12/2004      108.59        15.8%        15.0%       -12.8%       28.8%       -26.6%
11/15/2004      107.09        16.8%        15.0%       -12.8%       28.8%       -26.6%
11/16/2004      108.67        15.4%        15.0%       -12.8%       28.8%       -26.6%
11/17/2004      110.34        18.3%        15.0%       -12.8%       28.8%       -26.6%
11/18/2004      108.31        14.8%        15.0%       -12.8%       28.8%       -26.6%
11/19/2004      109.68        18.1%        15.0%       -12.8%       28.8%       -26.6%
11/22/2004      110.25        16.3%        15.0%       -12.8%       28.8%       -26.6%
11/23/2004      107.71        13.0%        15.0%       -12.8%       28.8%       -26.6%
11/24/2004      107.21        13.4%        15.0%       -12.8%       28.8%       -26.6%
11/25/2004      107.21        15.4%        15.0%       -12.8%       28.8%       -26.6%
11/26/2004      109.87        18.2%        15.0%       -12.8%       28.8%       -26.6%
11/29/2004      110.03        19.4%        15.0%       -12.8%       28.8%       -26.6%
11/30/2004      106.75        16.3%        15.0%       -12.8%       28.8%       -26.6%
 12/1/2004      106.71        15.6%        15.0%       -12.8%       28.8%       -26.6%
 12/2/2004      103.21        11.3%        15.0%       -12.8%       28.8%       -26.6%
 12/3/2004      103.85        11.6%        15.0%       -12.8%       28.8%       -26.6%
 12/6/2004       102.4         8.1%        15.0%       -12.8%       28.8%       -26.6%
 12/7/2004      100.25         7.3%        15.0%       -12.8%       28.8%       -26.6%
 12/8/2004        98.8         6.0%        15.0%       -12.8%       28.8%       -26.6%
 12/9/2004       99.24         7.5%        15.0%       -12.8%       28.8%       -26.6%
12/10/2004       98.32         5.6%        15.0%       -12.8%       28.8%       -26.6%
12/13/2004        99.8         3.6%        15.0%       -12.8%       28.8%       -26.6%
12/14/2004       99.15         3.5%        15.0%       -12.8%       28.8%       -26.6%
12/15/2004         100         4.1%        15.0%       -12.8%       28.8%       -26.6%
12/16/2004       98.26         2.0%        15.0%       -12.8%       28.8%       -26.6%
12/17/2004       98.33         1.7%        15.0%       -12.8%       28.8%       -26.6%
12/20/2004       98.76        -1.0%        15.0%       -12.8%       28.8%       -26.6%
12/21/2004       99.99         0.6%        15.0%       -12.8%       28.8%       -26.6%
12/22/2004       99.12        -2.8%        15.0%       -12.8%       28.8%       -26.6%
12/23/2004        99.3        -1.7%        15.0%       -12.8%       28.8%       -26.6%
12/24/2004        99.3        -0.5%        15.0%       -12.8%       28.8%       -26.6%
12/27/2004      100.12        -2.1%        15.0%       -12.8%       28.8%       -26.6%
12/28/2004       99.35        -3.5%        15.0%       -12.8%       28.8%       -26.6%
12/29/2004       98.93        -3.1%        15.0%       -12.8%       28.8%       -26.6%
12/30/2004       98.86        -5.2%        15.0%       -12.8%       28.8%       -26.6%
12/31/2004       99.35        -4.0%        15.0%       -12.8%       28.8%       -26.6%



                                   # OF                     % OF
                               OCCURRENCES              OCCURRENCES

   2 Standard Deviations           110                      2.7
   1 Standard Deviations           701                     17.3

  -1 Standard Deviations           648                     16.0
  -2 Standard Deviations            48                      1.2


CURRENT OUTLOOK

The gold market in China has shown good follow-through in investor interest after repealing their 50-year ban on gold ownership by individuals in December of 2002. At the end of June 2004, Beijingers became able to buy and sell gold bars at a bank, opening a convenient and flexible new investment tool to help citizens manage their assets. Recently, banks also began to sell gold denominated certificates.

After listing in Australia, London and South Africa, the gold exchange-traded fund (ETF) finally received approval for listing in the U.S. in mid-November as streetTRACKS Gold Trust(6) (ticker GLD). Each share of the fund represents 1/10th of an ounce of gold. It was anticipated this should be a positive development in raising the visibility of gold as an asset class for individuals to consider. By year-end, the fund had attracted $1.34 billion. According to Trim Tabs Investment Research, the fund has grown faster than any other exchange-traded fund. Some fund managers have been reported to use it as a parking place for money instead of holding cash in their portfolios.

 GOLD AND PRECIOUS MINERALS FUNDS


As the year came to a close it was reported that the Hulbert Gold Newsletter Sentiment Index, which represents the average exposure to the gold market among a subset of short-term gold timing newsletters, had fallen a total of 52 percentage points in recent sessions and now stood at 19.6 percent. This was a rather dramatic drop in the index, particularly with gold breaking above $450 per ounce. This may support the thesis that we have not seen the top of this bull market in gold yet. Market tops are typically characterized by investors becoming irrationally exuberant, and any corrections in share prices are treated as another chance to increase exposure before the bull market continues in earnest.

For example, in the wake of the first 10 percent correction from the market's highs in March of 2000, the average short-term stock market timer tracked by the Hulbert Financial Digest actually increased his exposure to equities.

Pension funds are also beginning to take note of the positive investment attributes that commodities provide the portfolio. As recently reported by Goldman Sachs, their Commodity Index-linked note has averaged returns of about 12 percent per year since 1970, while equity and bonds have only returned between 8.5 percent and 11 percent, respectively, over the same period.

Threats we are monitoring include a sustainable reversal in the U.S. dollar, rising U.S. interest rates and a significant economic slowdown in China and/or the U.S.



(1) The U.S. Trade-Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(2) This security comprised 6.99 percent of the total net assets of the World Precious Minerals Fund and 10.80 percent of the Gold Shares Fund as of December 31, 2004.

(3) This security comprised 9.03 percent of the total net assets of the World Precious Minerals Fund and 11.19 percent of the Gold Shares Fund as of December 31, 2004.

(4) This security comprised 3.44 percent of the total net assets of the World Precious Minerals Fund and 4.09 percent of the Gold Shares Fund as of December 31, 2004.

(5) This security comprised 3.99 percent of the total net assets of the World Precious Minerals Fund and 7.40 percent of the Gold Shares Fund as of December 31, 2004.

(6) This security comprised 0.39 percent of the total net assets of the World Precious Minerals Fund and 0.07 percent of the total net assets of the Gold Shares Fund as of December 31, 2004.

 GOLD AND PRECIOUS MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS   December 31, 2004

   NORTHERN ORION RESOURCES, INC.                           9.00%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                              6.96%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   BOLIVAR GOLD CORP.                                       4.51%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   LUNDIN MINING CORP.                                      4.27%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          3.97%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SOUTHERN AFRICAN RESOURCES PLC                           3.95%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           3.50%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   PLACER DOME, INC.                                        3.43%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   IVANHOE MINES LTD.                                       2.78%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   ALAMOS GOLD, INC.                                        2.26%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT


*Includes convertible debentures.

 GOLD AND PRECIOUS MINERALS FUNDS


GOLD SHARES FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2004

   NORTHERN ORION RESOURCES, INC.                          11.29%
     GOLD MINING
   ---------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                             10.89%
     GOLD MINING
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           9.35%
     GOLD MINING
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          7.47%
     GOLD MINING
   ---------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                     4.92%
     GOLD MINING
   ---------------------------------------------------------------
   LUNDIN MINING CORP.                                      4.68%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   PLACER DOME, INC.                                        4.13%
     GOLD MINING
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  3.82%
     GOLD MINING
   ---------------------------------------------------------------
   IVANHOE MINES LTD.                                       3.44%
     GOLD MINING
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         3.11%
     GOLD MINING

 GOLD AND PRECIOUS MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 PORTFOLIO PROFILE                                 December 31, 2004

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                72.26%
   ---------------------------------------------------------------
     United States                                         15.83%
   ---------------------------------------------------------------
     United Kingdom                                         7.63%
   ---------------------------------------------------------------
     Australia                                              1.79%
   ---------------------------------------------------------------
     Other Foreign                                          2.49%



GOLD SHARES FUND

 PORTFOLIO PROFILE                                 December 31, 2004

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                69.81%
   ---------------------------------------------------------------
     United States                                         20.50%
   ---------------------------------------------------------------
     United Kingdom                                         3.83%
   ---------------------------------------------------------------
     South Africa                                           3.32%
   ---------------------------------------------------------------
     Other Foreign                                          2.54%

 GOLD AND PRECIOUS MINERALS FUNDS


 WORLD PRECIOUS MINERALS FUND
 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                        December 31, 2004

               [World Precious Minerals Fund Pie Chart]

Diamond Mining & Exploration             2.12%
Senior Gold Producers                    6.45%
Cash Equivalent                          8.96%
Metal & Mineral Mining                  19.81%
Gold/Mineral Exploration & Development  27.53%
Intermediate & Junior Gold Producers    30.69%
Other                                    4.44%




 GOLD SHARES FUND
 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                        December 31, 2004

                          [Gold Shares Fund Pie Chart]


Merchant Banking                         2.23%
Cash Equivalent                          8.92%
Metal & Mineral Mining                  10.82%
Gold Mining                             76.22%
Other                                    1.81%

  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2004


As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

* ACTUAL EXPENSES. The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2004

------------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2004
                                       BEGINNING           ENDING          EXPENSES
                                     ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING
                                     JULY 1, 2004    DECEMBER 31, 2004     PERIOD*
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES CASH FUND
Based on Actual Fund Return            $1,000.00         $1,002.90         $ 5.04
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.17         $ 5.08
------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES SAVINGS FUND
Based on Actual Fund Return            $1,000.00         $1,006.10         $ 2.28
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.94         $ 2.29
------------------------------------------------------------------------------------
NEAR-TERM TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,023.20         $ 2.31
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.92         $ 2.31
------------------------------------------------------------------------------------
TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,037.70         $ 3.60
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,021.67         $ 3.58
------------------------------------------------------------------------------------
ALL AMERICAN EQUITY FUND
Based on Actual Fund Return            $1,000.00         $1,061.70         $ 9.09
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,016.38         $ 8.89
------------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
Based on Actual Fund Return            $1,000.00         $1,166.60         $13.86
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,012.41         $12.87
------------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
Based on Actual Fund Return            $1,000.00         $1,329.00         $ 8.62
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,017.80         $ 7.47
------------------------------------------------------------------------------------
WORLD PRECIOUS MINERALS FUND
Based on Actual Fund Return            $1,000.00         $1,229.60         $ 8.15
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,017.89         $ 7.38
------------------------------------------------------------------------------------
GOLD SHARES FUND
Based on Actual Fund Return            $1,000.00         $1,170.90         $10.46
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,015.57         $ 9.71
------------------------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios for the six-month period ended December 31, 2004, were 1.00%, 0.45%, 0.45%, 0.70%, 1.75%, 2.54%,
1.47%, 1.45% and 1.91%, respectively, for the U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 365 days in the current fiscal year.

U.S. TREASURY SECURITIES CASH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2004


UNITED STATES
GOVERNMENT                            COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 60.22%                     RATE      DATE       AMOUNT         VALUE

UNITED STATES TREASURY BILLS 37.05%
------------------------------------------------------------------------------------
                               Yield   2.03%   01/06/05  $ 10,000,000   $  9,997,180
                               Yield   1.66%   01/13/05    10,000,000      9,994,483
                               Yield   1.99%   04/14/05    10,000,000      9,942,992
                               Yield   2.03%   04/28/05    10,000,000      9,934,062
                                                                        ------------
                                                                          39,868,717

UNITED STATES TREASURY NOTES 23.17%
------------------------------------------------------------------------------------
                                       1.50%   02/28/05    10,000,000     10,002,847
                                       2.00%   08/31/05    10,000,000      9,964,120
                                      1.625%   10/31/05     5,000,000      4,957,013
                                                                        ------------
                                                                          24,923,980

------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                64,792,697
------------------------------------------------------------------------------------
  (cost $64,792,697)

REPURCHASE AGREEMENTS 40.07%
Joint Tri-Party Repurchase Agreements, 01/03/05, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

1.50% Morgan Stanley Dean
  Witter, repurchase price
  $20,002,500                          1.50%   01/03/05    20,000,000     20,000,000
1.50% UBS Financial Services,
  Inc., repurchase price
  $23,123,552                          1.50%   01/03/05    23,120,662     23,120,662

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               43,120,662
------------------------------------------------------------------------------------
  (cost $43,120,662)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.29%                                                107,913,359
------------------------------------------------------------------------------------
  (cost $107,913,359)
Other assets and liabilities, net (0.29)%                                   (310,192)
                                                                        ------------

NET ASSETS 100%                                                         $107,603,167
                                                                        ------------


See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2004



UNITED STATES
GOVERNMENT AND AGENCY                COUPON    MATURITY   PRINCIPAL
OBLIGATIONS 100.10%                   RATE       DATE      AMOUNT          VALUE

FEDERAL FARM CREDIT BANK 36.91%
-----------------------------------------------------------------------------------
Discount Notes:
                               Yield  2.14%    01/03/05 $27,000,000    $ 26,996,790
                               Yield  2.18%    01/04/05  30,000,000      29,994,558
                               Yield  1.88%    01/06/05  10,000,000       9,997,389
                               Yield  2.18%    01/14/05  10,000,000       9,992,128
                               Yield  2.19%    01/18/05  10,000,000       9,989,658
                               Yield  2.32%    04/01/05  10,000,000       9,942,000
Fixed Rates:
                                      5.90%    01/10/05   2,685,000       2,687,693
                                      5.70%    01/18/05   1,200,000       1,202,160
                                      1.87%    01/24/05   2,400,000       2,399,663
                                     3.875%    02/01/05  10,000,000      10,015,876
                                      7.25%    02/09/05   1,000,000       1,005,432
                                      1.25%    04/07/05   4,000,000       3,991,234
                                     4.375%    04/15/05   5,369,000       5,398,849
                                      1.50%    04/21/05   2,428,000       2,428,000
                                      2.30%    05/25/05   1,000,000         999,099
                                      1.98%    06/01/05   3,620,000       3,613,101
                                      5.80%    06/17/05   2,950,000       2,997,958
                                     2.125%    08/15/05   5,000,000       4,980,708
                                      2.50%    10/11/05   1,500,000       1,497,189
                                      2.25%    11/01/05   7,100,000       7,075,354
                                      6.50%    11/22/05   1,650,000       1,701,930
Variable Rate:
                                      2.33%    08/23/05  10,000,000       9,999,677
                                                                       ------------
                                                                        158,906,446

FEDERAL HOME LOAN BANK 60.41%
-----------------------------------------------------------------------------------
Discount Notes:
                               Yield  1.63%    01/03/05  75,000,000      74,993,225
                               Yield  2.18%    01/05/05  10,503,000      10,500,456
                               Yield  2.24%    01/07/05  10,000,000       9,996,275
                               Yield  1.94%    01/12/05  10,000,000       9,994,072
                               Yield  2.14%    01/19/05   1,600,000       1,598,288
                               Yield  1.97%    01/21/05  10,000,000       9,989,055
                               Yield  2.11%    01/26/05  20,000,000      19,970,660
                               Yield  2.15%    01/28/05   7,711,000       7,698,566
                               Yield  2.22%    02/04/05  10,000,000       9,979,033
                               Yield  2.16%    02/09/05  10,000,000       9,976,600
                               Yield  2.08%    04/13/05  10,000,000       9,941,067
Fixed Rates:
                                     4.125%    01/14/05  11,135,000      11,143,962
                                     4.375%    02/15/05  11,395,000      11,430,667

See notes to portfolios of investments and notes to financial statements.


44





U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2004

UNITED STATES
GOVERNMENT AND                       COUPON    MATURITY   PRINCIPAL
AGENCY OBLIGATIONS                    RATE       DATE      AMOUNT          VALUE

FEDERAL HOME LOAN BANK (CONT'D)
-----------------------------------------------------------------------------------
                                     7.125%    02/15/05 $ 2,000,000    $  2,011,899
                                      1.47%    02/28/05  10,000,000       9,984,951
                                      1.50%    03/01/05   5,000,000       5,000,000
                                      1.40%    04/01/05   5,000,000       5,000,000
                                      4.15%    04/26/05   2,000,000       2,012,681
                                      1.50%    05/04/05   5,000,000       5,000,000
                                      1.55%    05/06/05   5,000,000       5,000,000
                                      6.22%    05/12/05   1,000,000       1,014,411
                                      1.65%    05/17/05   5,000,000       5,000,000
                                      1.70%    05/23/05   5,000,000       5,000,000
                                      1.75%    08/12/05   3,700,000       3,687,714
                                     2.125%    09/01/05   5,000,000       4,991,617
                                      2.50%    11/02/05   5,000,000       4,999,610
                                      2.52%    12/01/05   4,175,000       4,165,568
                                                                       ------------
                                                                        260,080,377

STUDENT LOAN MARKETING ASSOCIATION 2.78%
-----------------------------------------------------------------------------------
Fixed Rates:
                                      2.00%    03/15/05  11,950,000      11,948,848

-----------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.10%                                               430,935,671
-----------------------------------------------------------------------------------
  (cost $430,935,671)
Other assets and liabilities, net
  (0.10)%                                                                  (449,561)
                                                                       ------------

NET ASSETS 100%                                                        $430,486,110
                                                                       ------------


See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004


                                          COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 93.07%                     RATE      DATE       AMOUNT       VALUE

ALABAMA 3.25%
-------------------------------------------------------------------------------------
DCH Health Care Authority Facilities
  Revenue                                  5.00%   06/01/09   $ 250,000    $  268,985
University Alabama, Series A               5.00%   09/01/09     300,000       327,924
                                                                           ----------
                                                                              596,909

ARIZONA 2.96%
-------------------------------------------------------------------------------------
Arizona State Transportation Board,
  Series A                                 5.00%   07/01/09     300,000       329,118
Maricopa County, Arizona Unified School
  District, GO                             4.85%   07/01/11     200,000       214,208
                                                                           ----------
                                                                              543,326

ARKANSAS 2.22%
-------------------------------------------------------------------------------------
Arkansas State Community Water System
  Public Water Authority Revenue           2.40%   10/01/05     200,000       200,146
Little Rock Arkansas Health Facilities
  Board Hospital Revenue                   6.80%   11/01/05     200,000       207,380
                                                                           ----------
                                                                              407,526

CALIFORNIA 7.96%
-------------------------------------------------------------------------------------
Association of Bay Area Governments
  (ABAG) Finance Authority, Series C       4.00%   03/01/08     100,000       102,622
California State, GO                       6.40%   02/01/06     500,000       522,885
Chino Basin Regional Financing Authority
  Revenue                                  7.00%   08/01/06     250,000       268,560
Modesto Irrigation District Financing
  Authority Revenue Domestic Water
  Project, Series C                        5.75%   09/01/15     200,000       209,032
Santa Clara County Financing Authority
  Revenue                                  4.00%   08/01/06     350,000       359,348
                                                                           ----------
                                                                            1,462,447

COLORADO 2.90%
-------------------------------------------------------------------------------------
Adams & Arapahoe Counties Joint School
  District, Series C, GO                   5.75%   12/01/07     100,000       108,486
Platte River Power Authority Revenue,
  Series FF                                5.00%   06/01/07     400,000       423,968
                                                                           ----------
                                                                              532,454

CONNECTICUT 3.51%
-------------------------------------------------------------------------------------
Bridgeport, Series A, GO                   6.00%   03/01/06     200,000       208,548
Connecticut State, Series C, GO            5.00%   12/15/08     400,000       436,704
                                                                           ----------
                                                                              645,252


See notes to portfolios of investments and notes to financial statements.


46





NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                          COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE

DELAWARE 3.52%
-------------------------------------------------------------------------------------
Delaware State, Series A, GO               4.25%   03/01/09   $ 400,000    $  427,456
Delaware Transportation Authority System
  Revenue                                  5.50%   07/01/08     200,000       220,068
                                                                           ----------
                                                                              647,524

DISTRICT OF COLUMBIA 0.91%
-------------------------------------------------------------------------------------
District of Columbia, Unrefunded, Series
  B                                        5.50%   06/01/09     150,000       166,672

FLORIDA 3.83%
-------------------------------------------------------------------------------------
Florida State Board of Education Capital
  Outlay, Series B, GO                     5.25%   06/01/11     175,000       191,019
Hillsborough County Industrial
  Development Authority Hospital Revenue   3.50%   10/01/09     205,000       204,461
Jacksonville Transportation Authority,
  GO                                       6.50%   07/01/07     280,000       308,073
                                                                           ----------
                                                                              703,553

GEORGIA 5.78%
-------------------------------------------------------------------------------------
Atlanta Development Authority Revenue,
  Series A                                 5.25%   07/01/12     375,000       401,816
Coweta County School District, GO          4.00%   08/01/06     175,000       179,867
Georgia Municipal Electric Authority
  Power Revenue, Series A                  5.30%   01/01/07     100,000       105,900
Marietta Georgia Development Authority
  Revenue                                  3.00%   09/15/08     375,000       374,209
                                                                           ----------
                                                                            1,061,792

ILLINOIS 1.34%
-------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)                0.00%   11/01/08     275,000       245,971

INDIANA 1.33%
-------------------------------------------------------------------------------------
Indianapolis, Indiana Local Public
  Improvement Bond Bank, Series D          6.60%   02/01/07     225,000       243,844

KENTUCKY 1.53%
-------------------------------------------------------------------------------------
Kentucky Infrastructure Authority
  Revenue, Series K                        3.00%   08/01/05     280,000       280,868

MARYLAND 0.91%
-------------------------------------------------------------------------------------
Baltimore County, GO Unlimited Tax         5.00%   06/01/05     165,000       167,039

MASSACHUSETTS 1.32%
-------------------------------------------------------------------------------------
Massachusetts State Health & Educational
  Facilities Authority Revenue, Series D   5.00%   10/01/07     135,000       135,161
Massachusetts State, Series C, GO         4.625%   10/01/08     100,000       107,278
                                                                           ----------
                                                                              242,439


See notes to portfolios of investments and notes to financial statements.

                                                                              47





NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                          COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE

MICHIGAN 1.81%
-------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financial Authority, Series A            5.20%   05/01/10   $ 130,000    $  135,729
Michigan Municipal Board Authority
  Revenue                                  3.00%   11/01/09     200,000       197,604
                                                                           ----------
                                                                              333,333

MISSISSIPPI 3.26%
-------------------------------------------------------------------------------------
Mississippi Development Bank Special
  Obligation                               3.25%   11/01/07     300,000       299,511
Mississippi Hospital Equipment &
  Facilities Authority Revenue             3.45%   04/01/07     300,000       299,862
                                                                           ----------
                                                                              599,373

NEVADA 2.79%
-------------------------------------------------------------------------------------
Nevada State Municipal Bond Bank Project
  #51, Series A, GO                        5.10%   01/01/08     250,000       257,027
Washoe County Gas & Water Facilities,
  Revenue                                  6.30%   12/01/14     250,000       254,962
                                                                           ----------
                                                                              511,989

NEW JERSEY 3.27%
-------------------------------------------------------------------------------------
Jersey City, GO                            6.00%   10/01/05     110,000       113,191
New Jersey State                          5.125%   05/01/10     250,000       275,942
Washington Township Board of Education,
  GO                                       5.10%   02/01/08     200,000       211,474
                                                                           ----------
                                                                              600,607

NEW MEXICO 0.64%
-------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                  3.75%   06/15/06     115,000       117,421

NEW YORK 10.75%
-------------------------------------------------------------------------------------
Hempstead Township, Series B, GO
  Unlimited Tax                           5.375%   11/15/10     120,000       130,062
New York City Transitional Financial
  Authority Revenue, Series A              5.25%   11/01/08     225,000       247,241
New York, New York, Series B               5.25%   08/01/09     200,000       219,088
New York, New York, Series C               3.50%   08/01/07     300,000       307,425
New York State, GO                         5.00%   03/01/08     250,000       269,475
New York State, Local Highway & Bridge,
  Series A                                5.375%   04/01/10     200,000       218,376
New York State, Medical Care Facilities
  Financial Agency Revenue, Series D       5.10%   02/15/06     250,000       259,808
Schenectady Metroplex Development
  Authority Revenue, Series A              5.00%   12/15/12     110,000       118,392
Tobacco Settlement Financing Corp.,
  Series B                                 4.00%   06/01/07     200,000       205,730
                                                                           ----------
                                                                            1,975,597


See notes to portfolios of investments and notes to financial statements.

48





NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                          COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE

NORTH CAROLINA 1.03%
-------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A      5.60%   01/01/10   $ 175,000    $  188,402

OHIO 1.14%
-------------------------------------------------------------------------------------
Ohio State Higher Education, Series B,
  GO                                       4.25%   11/01/07     200,000       210,088

OREGON 1.90%
-------------------------------------------------------------------------------------
Clackamas County Hospital Facilities
  Authority Revenue                        5.00%   05/01/07     200,000       211,298
Oregon State Department Transportation
  Highway                                  5.00%   11/15/09     125,000       137,891
                                                                           ----------
                                                                              349,189

PUERTO RICO 1.10%
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
  Transportation Authority Revenue,
  Series F                                 5.00%   07/01/05     200,000       202,708

SOUTH CAROLINA 1.18%
-------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                               5.00%   04/01/10     200,000       217,328

TENNESSEE 1.66%
-------------------------------------------------------------------------------------
Shelby County Tennessee Health
  Educational & Housing Facilities Board
  Revenue                                  5.15%   07/01/07     300,000       304,959

TEXAS 14.01%
-------------------------------------------------------------------------------------
Arlington Refunded, Series A               5.00%   08/15/08     200,000       217,228
Austin Utility System Revenue, Series A   5.375%   11/15/05     150,000       151,952
Bexar County Refunded, GO                  5.40%   06/15/12     200,000       208,262
Gulf Coast Industrial Development
  Authority Pollution Control Revenue      4.95%   07/01/07     385,000       411,084
Killeen, Texas Independent School
  District System, GO                      5.00%   02/15/09     400,000       428,748
San Antonio Water System Revenue           5.00%   05/15/13     100,000       108,247
Southwest Higher Education Authority       4.30%   10/01/09     300,000       313,182
Texas State Affordable Housing Corp.       4.00%   11/01/06     215,000       215,290
Texas State Water Development Board
  Revenue, Series A                       5.125%   07/15/09     290,000       303,166
Texas Turnpike Authority Revenue           5.00%   06/01/08     200,000       216,018
                                                                           ----------
                                                                            2,573,177

UTAH 1.17%
-------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax &
  Transportation Revenue                   4.90%   12/15/09     200,000       214,102


See notes to portfolios of investments and notes to financial statements.

                                                                              49





NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                          COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT       VALUE

VIRGINIA 2.60%
-------------------------------------------------------------------------------------
Virginia Commonwealth Transportation
  Board                                    4.00%   05/15/07   $ 460,000    $  477,968

WASHINGTON 0.61%
-------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                  5.125%   12/01/11     100,000       111,381

WISCONSIN 0.88%
-------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO         4.60%   12/15/13     150,000       162,053

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      17,097,291
-------------------------------------------------------------------------------------
  (cost $16,808,703)

REPURCHASE AGREEMENT 5.77%

Joint Tri-Party Repurchase Agreement,
  UBS Financial Services, Inc.,
  12/31/04, 1.50%, due 01/03/05,
  repurchase price $1,060,435,
  collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $1,060,302)     1.50%   01/03/05   1,060,302     1,060,302

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.84%                                                   18,157,593
-------------------------------------------------------------------------------------
  (cost $17,869,005)
Other assets and liabilities, net 1.16%                                       212,556
                                                                           ----------

NET ASSETS 100%                                                           $18,370,149
                                                                          -----------


See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 92.83%                    RATE      DATE       AMOUNT        VALUE

ALABAMA 3.52%
-------------------------------------------------------------------------------------
Alabama State, GO Unlimited, Series A     4.00%   09/01/08   $ 600,000    $   631,026
Alabama State, GO Unlimited, Series A    4.625%   09/01/22     375,000        387,454
                                                                          -----------
                                                                            1,018,480

ARIZONA 3.78%
-------------------------------------------------------------------------------------
Glendale, Arizona Water & Sewer Revenue   5.00%   07/01/14     700,000        771,673
Salt River Project Agricultural
  Improvement & Power District Electric
  System Revenue                          6.00%   01/01/07     300,000        321,822
                                                                          -----------
                                                                            1,093,495

ARKANSAS 3.49%
-------------------------------------------------------------------------------------
Arkansas State Community Water System
  Public Water Authority Revenue          2.40%   10/01/05     300,000        300,219
Gravette Arkansas School District, GO
  Unlimited, Series B                     4.00%   06/01/09     290,000        302,238
Nettleton Arkansas Special School
  District, GO Limited                    4.20%   06/01/14     400,000        406,972
                                                                          -----------
                                                                            1,009,429

CALIFORNIA 8.75%
-------------------------------------------------------------------------------------
California State, GO Unlimited            5.00%   02/01/25     320,000        330,835
Los Angeles, California University
  School District, GO Unlimited, Series
  A                                      5.375%   07/01/18     790,000        886,254
New Haven, California University School
  District, GO Unlimited                  5.75%   08/01/19   1,145,000      1,317,506
                                                                          -----------
                                                                            2,534,595

COLORADO 0.54%
-------------------------------------------------------------------------------------
Colorado Health Facility Authority
  Revenue                                 5.00%   09/01/16     150,000        155,973

FLORIDA 2.70%
-------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                               6.625%   06/01/07     270,000        279,045
St. Lucie County Florida Sales Tax
  Revenue                                 5.25%   10/01/23     465,000        503,293
                                                                          -----------
                                                                              782,338

GEORGIA 4.01%
-------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%   07/01/22     500,000        528,825
Chatham County Hospital Authority
  Revenue, Series A                       5.50%   01/01/34     405,000        420,406


See notes to portfolios of investments and notes to financial statements.

                                                                              51





TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

GEORGIA (CONT'D)
-------------------------------------------------------------------------------------
Georgia Municipal Electric Authority
  Power Revenue, Series A                 5.30%   01/01/07   $ 200,000    $   211,800
                                                                          -----------
                                                                            1,161,031

ILLINOIS 5.59%
-------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%   01/01/21     490,000        569,302
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health Systems                          5.65%   11/15/24     435,000        454,866
Illinois Development Financing
  Authority Revenue Presbyterian Home
  Lake Project, Series B                  6.25%   09/01/17     250,000        268,665
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%   11/01/20     250,000        324,527
                                                                          -----------
                                                                            1,617,360

IOWA 1.82%
-------------------------------------------------------------------------------------
Polk County Revenue Catholic Health
  Initiatives, Series A                  5.125%   12/01/11     500,000        527,905

KANSAS 3.94%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12     500,000        544,580
University of Kansas Hospital Authority
  Health Facilities Revenue              5.625%   09/01/27     570,000        594,966
                                                                          -----------
                                                                            1,139,546

KENTUCKY 1.94%
-------------------------------------------------------------------------------------
Kentucky State Property & Buildings
  Commission Revenue                      4.50%   08/01/12     525,000        561,020

MARYLAND 5.18%
-------------------------------------------------------------------------------------
Baltimore, Maryland Water Project
  Revenue, Series A                       5.00%   07/01/24     320,000        351,587
Maryland State Department of
  Transportation                          5.00%   11/01/10     750,000        829,980
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        318,819
                                                                          -----------
                                                                            1,500,386

MICHIGAN 4.29%
-------------------------------------------------------------------------------------
Belding Area Schools, Refunding           5.00%   05/01/18     390,000        404,457
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        307,698


See notes to portfolios of investments and notes to financial statements.

52





TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

MICHIGAN (CONT'D)
-------------------------------------------------------------------------------------
Michigan State Hospital Finance
  Authority Revenue                       4.90%   05/15/13   $ 500,000    $   531,195
                                                                          -----------
                                                                            1,243,350

MISSOURI 1.51%
-------------------------------------------------------------------------------------
St. Louis Airport Development Program,
  Series A                                5.00%   07/01/11     400,000        438,448

NEW JERSEY 3.87%
-------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        483,460
New Jersey State Housing & Management
  Financing Agency Revenue, Series G      2.90%   04/01/08     290,000        291,241
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        346,116
                                                                          -----------
                                                                            1,120,817

NEW MEXICO 0.71%
-------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                 3.75%   06/15/06     200,000        204,210

NEW YORK 4.78%
-------------------------------------------------------------------------------------
Albany Parking Authority Revenue          5.00%   07/15/09     400,000        423,028
New York, GO Unlimited, Series H          5.25%   03/15/14     450,000        481,972
New York, GO Unlimited, Series J          5.00%   05/15/12     250,000        266,765
Saratoga County Industrial Development
  Agency Civic Facility Revenue, Series
  A                                       5.00%   12/01/09     200,000        213,408
                                                                          -----------
                                                                            1,385,173

NORTH CAROLINA 1.86%
-------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A     5.60%   01/01/10     500,000        538,290

OHIO 1.97%
-------------------------------------------------------------------------------------
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15     300,000        333,243
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14     200,000        236,028
                                                                          -----------
                                                                              569,271

PENNSYLVANIA 1.85%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        268,683


See notes to portfolios of investments and notes to financial statements.

                                                                              53





TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

PENNSYLVANIA (CONT'D)
-------------------------------------------------------------------------------------
Philadelphia Hospital & Higher
  Educational Facilities Authority
  Revenue                                 4.95%   06/15/06   $ 265,000    $   267,565
                                                                          -----------
                                                                              536,248
PUERTO RICO 1.10%
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  Revenue, Series II                     5.125%   07/01/26     300,000        318,321

RHODE ISLAND 3.83%
-------------------------------------------------------------------------------------
North Providence, GO Unlimited Tax,
  Series A                                6.05%   07/01/13     500,000        554,680
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32     500,000        555,650
                                                                          -----------
                                                                            1,110,330

SOUTH CAROLINA 0.89%
-------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23     250,000        257,678

TEXAS 10.45%
-------------------------------------------------------------------------------------
Austin Utility System Revenue, Series A  5.375%   11/15/05     225,000        227,927
Austin, Texas, GO                         5.00%   09/01/16     565,000        591,289
Duncanville, Texas Independent School
  District, GO Unlimited, Series B        5.25%   02/15/32     500,000        522,580
Floresville, Texas Independent School
  District, GO Unlimited                  5.00%   02/01/20     340,000        359,285
Killeen, Texas Refinancing &
  Improvement, GO                         4.50%   08/01/18     500,000        516,510
Texas Turnpike Authority Revenue          5.00%   06/01/08     750,000        810,068
                                                                          -----------
                                                                            3,027,659

UTAH 1.10%
-------------------------------------------------------------------------------------
Weber County School District, Series A    5.15%   06/15/08     300,000        318,879

VERMONT 1.03%
-------------------------------------------------------------------------------------
Vermont Educational & Health Buildings
  Financing Agency Revenue, Vermont Law
  School Project, Series A               5.375%   01/01/23     300,000        299,484



See notes to portfolios of investments and notes to financial statements.

54





TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

VIRGINIA 4.35%
-------------------------------------------------------------------------------------
Fairfax, Virginia, GO Unlimited          4.625%   01/15/33   $ 430,000    $   427,652
Riverside Virginia Regional Jail
  Authority Facilities Revenue            5.00%   07/01/11     750,000        832,245
                                                                          -----------
                                                                            1,259,897
WASHINGTON 3.98%
-------------------------------------------------------------------------------------
Bellevue, Washington, GO                  5.00%   12/01/13     790,000        878,053
King & Snohomish Counties' School
  District, Series C                      5.00%   06/15/10     250,000        273,828
                                                                          -----------
                                                                            1,151,881

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      26,881,494
-------------------------------------------------------------------------------------
  (cost $25,779,377)

REPURCHASE AGREEMENT 5.99%

Joint Tri-Party Repurchase Agreement,
  UBS Financial Services, Inc.,
  12/31/04, 1.50%, due 01/03/05,
  repurchase price $1,735,853,
  collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $1,735,636)    1.50%   01/03/05   1,735,636      1,735,636

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.82%                                                   28,617,130
-------------------------------------------------------------------------------------
  (cost $27,515,013)
Other assets and liabilities, net 1.18%                                       342,079
                                                                          -----------

NET ASSETS 100%                                                           $28,959,209
                                                                          -----------


See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004



COMMON STOCKS AND WARRANTS 94.07%                            SHARES          VALUE

AEROSPACE/DEFENSE 0.95%
-------------------------------------------------------------------------------------
United Industrial Corp.                                       5,000       $   193,700

APPAREL 1.33%
-------------------------------------------------------------------------------------
NIKE, Inc., Class B                                           3,000           272,070

BANKS 4.48%
-------------------------------------------------------------------------------------
Bank of America Corp.                                        14,000           657,860
UnionBanCal Corp.                                             4,000           257,920
                                                                          -----------
                                                                              915,780

CHEMICALS & ALLIED PRODUCTS 2.28%
-------------------------------------------------------------------------------------
Dow Chemical Co.                                              3,500           173,285
Hercules, Inc.                                               10,000           148,500*
Lyondell Chemical Co.                                         5,000           144,600
                                                                          -----------
                                                                              466,385

COAL 0.80%
-------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                           4,000           164,200

COMPUTER & OFFICE EQUIPMENT 1.75%
-------------------------------------------------------------------------------------
Apple Computer, Inc.                                          3,000           193,200
Juniper Networks Inc.                                         6,074           165,152*
                                                                          -----------
                                                                              358,352

CONSTRUCTION 0.67%
-------------------------------------------------------------------------------------
Toll Brothers, Inc.                                           2,000           137,220*

DATA PROCESSING & SOFTWARE 4.36%
-------------------------------------------------------------------------------------
Infosys Technologies Ltd., Sponsored ADR                      2,000           138,620
Mercury Interactive Corp.                                     4,000           182,200*
Microsoft Corp.                                               5,000           133,550
Network Appliance, Inc                                       12,000           398,640*
Stockgroup Information Systems, Inc.                        110,000            39,600*
                                                                          -----------
                                                                              892,610

E-COMMERCE / SERVICES 8.99%
-------------------------------------------------------------------------------------
Digital River, Inc.                                          12,000           499,320*
eBay, Inc.                                                    6,000           697,680*
Google, Inc., Class A                                           500            96,550*
Symantec Corp.                                                8,000           206,080*


See notes to portfolios of investments and notes to financial statements.

56





ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

E-COMMERCE / SERVICES (CONT'D)
-------------------------------------------------------------------------------------
Yahoo! Inc.                                                   9,000       $   339,120*
                                                                          -----------
                                                                            1,838,750

ELECTRONICS & COMPONENTS 0.96%
-------------------------------------------------------------------------------------
Intel Corp.                                                   4,000            93,560
Jabil Circuit, Inc.                                           4,000           102,320*
                                                                          -----------
                                                                              195,880

FINANCIAL SERVICES 3.15%
-------------------------------------------------------------------------------------
American Express Co.                                          4,600           259,302
Capital One Financial Corp.                                   1,900           159,999
E*TRADE Financial Corp.                                      15,000           224,250*
                                                                          -----------
                                                                              643,551

FORESTRY 0.96%
-------------------------------------------------------------------------------------
Rayonier, Inc.                                                4,000           195,640

HEALTHCARE DISTRIBUTORS 4.86%
-------------------------------------------------------------------------------------
AMERIGROUP Corp.                                              5,000           378,300*
UnitedHealth Group, Inc.                                      7,000           616,210
                                                                          -----------
                                                                              994,510

HEALTHCARE EQUIPMENT & FACILITIES 1.98%
-------------------------------------------------------------------------------------
Mine Safety Appliances Co.                                    8,000           405,600

HOUSEHOLD APPLIANCES 2.14%
-------------------------------------------------------------------------------------
General Electric Co.                                         12,000           438,000

INDUSTRIAL COMPONENTS 1.21%
-------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                     5,000           247,750

INSURANCE 0.86%
-------------------------------------------------------------------------------------
ProAssurance Corp.                                            4,500           175,995*

INVESTMENT TRUSTS 4.44%
-------------------------------------------------------------------------------------
Biotech HOLDRs Trust                                          3,000           458,760
Health Care Select Sector SPDR Fund                           7,000           211,330
Nasdaq-100 Index Tracking Stock                               6,000           239,460*
                                                                          -----------
                                                                              909,550


See notes to portfolios of investments and notes to financial statements.

                                                                              57





ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

MANUFACTURING 6.00%
-------------------------------------------------------------------------------------
Caterpillar, Inc.                                             3,000       $   292,530
KLA-Tencor Corp.                                              9,000           419,220*
Textron, Inc.                                                 7,000           516,600
                                                                          -----------
                                                                            1,228,350

METAL & MINERAL MINING 8.58%
-------------------------------------------------------------------------------------
Alcan, Inc.                                                   2,000            98,080
Bema Gold Corp., Warrants (October 2007)                     25,000            46,966*
Cameco Corp.                                                  2,000           209,720
Companhia Vale do Rio Doce, ADR                               4,000           116,040
Joy Global, Inc.                                              7,500           325,725
Phelps Dodge Corp.                                            2,000           197,840
United States Steel Corp.                                     3,000           153,750
Wheaton River Minerals Ltd., Warrants (March 2007)          125,000           244,181*
Wheaton River Minerals Ltd., Warrants (May 2007)            150,000           294,264*
Wheaton River Minerals Ltd., Warrants (August 2008)          50,000            68,579*
                                                                          -----------
                                                                            1,755,145

OIL & GAS DRILLING 2.99%
-------------------------------------------------------------------------------------
Nabors Industries, Inc.                                       2,000           102,580*
Transocean, Inc.                                             12,000           508,680*
                                                                          -----------
                                                                              611,260

OIL & GAS EQUIPMENT & SERVICES 2.91%
-------------------------------------------------------------------------------------
Halliburton Co.                                              10,000           392,400
Varco International, Inc.                                     7,000           204,050*
                                                                          -----------
                                                                              596,450

OIL & GAS EXPLORATION & PRODUCTION 0.48%
-------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                       6,000            99,000

OIL & GAS REFINING & MARKETING 1.33%
-------------------------------------------------------------------------------------
Valero Energy Corp.                                           6,000           272,400

OIL & GAS ROYALTY TRUSTS 2.07%
-------------------------------------------------------------------------------------
Enerplus Resources Fund                                       6,000           217,860
San Juan Basin Royalty Trust                                  7,000           206,080
                                                                          -----------
                                                                              423,940



See notes to portfolios of investments and notes to financial statements.

58





ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES          VALUE

PHARMACEUTICALS 2.90%
-------------------------------------------------------------------------------------
Johnson & Johnson                                             6,000       $   380,520
Wyeth                                                         5,000           212,950
                                                                          -----------
                                                                              593,470

RETAIL 6.88%
-------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                               9,000           423,900
Costco Wholesale Corp.                                        4,500           217,845
Starbucks Corp.                                               8,000           498,880*
Urban Outfitters, Inc.                                        6,000           266,400*
                                                                          -----------
                                                                            1,407,025

TELECOMMUNICATIONS 2.55%
-------------------------------------------------------------------------------------
Motorola, Inc.                                               12,000           206,400
Stream Communications Network, Inc.                         190,000           112,100*
Verizon Communications, Inc.                                  5,000           202,550
                                                                          -----------
                                                                              521,050

TRANSPORTATION 9.28%
-------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                           14,000           662,340
FedEx Corp.                                                   5,000           492,450
Overnite Corp.                                                5,000           186,200
Yellow Roadway Corp.                                         10,000           557,100*
                                                                          -----------
                                                                            1,898,090

UTILITIES 0.86%
-------------------------------------------------------------------------------------
Exelon Corp.                                                  4,000           176,280

WHOLESALE & DISTRIBUTION 1.07%
-------------------------------------------------------------------------------------
Masco Corp.                                                   6,000           219,180

-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                           19,247,183
-------------------------------------------------------------------------------------
  (cost $16,211,021)


See notes to portfolios of investments and notes to financial statements.


                                                                              59





ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004



                                                                       PRINCIPAL
REPURCHASE AGREEMENT 6.21%                                 AMOUNT            VALUE
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/31/04, 1.50%, due 01/03/05,
  repurchase price $1,271,427, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $1,271,268)                    $1,271,268      $ 1,271,268

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.28%                                                  20,518,451
-------------------------------------------------------------------------------------
  (cost $17,482,289)
Other assets and liabilities, net (0.28)%                                     (56,824)
                                                                          -----------

NET ASSETS 100%                                                           $20,461,627
                                                                          -----------


See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004



COMMON STOCKS AND WARRANTS 95.05%                            SHARES           VALUE

APPAREL 1.06%
--------------------------------------------------------------------------------------
Li & Fung Ltd.                                               200,000       $   337,075

BANKING & FINANCIAL SERVICES 4.54%
--------------------------------------------------------------------------------------
HSBC Holdings plc, Sponsored ADR                              10,000           851,400
SE Global Equities Corp.                                     397,500           337,875*
Standard Chartered plc                                        14,000           259,368
                                                                           -----------
                                                                             1,448,643

CHEMICALS & ALLIED PRODUCTS 4.00%
--------------------------------------------------------------------------------------
Jilin Chemical Industrial Co., Ltd., H shares              1,800,000           640,082*
Kingboard Chemical Holdings Ltd.                             300,000           636,840
                                                                           -----------
                                                                             1,276,922

CONGLOMERATES 4.12%
--------------------------------------------------------------------------------------
China Merchants Holdings International Co., Ltd.             300,000           565,437
Hutchison Whampoa Ltd.                                        80,000           748,770
                                                                           -----------
                                                                             1,314,207

EDUCATION 2.71%
--------------------------------------------------------------------------------------
Capital Alliance Group, Inc.                               1,578,332           865,918*+

ELECTRONIC EQUIPMENT 7.69%
--------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  300,000         1,078,769
Skyworth Digital Holdings Ltd.                               600,000            63,105
Techtronic Industries Co., Ltd.                              600,000         1,312,277
Yageo Corp.                                                        1                 2*
                                                                           -----------
                                                                             2,454,153

INSURANCE 3.11%
--------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                   1,500,000           990,750*

INTERNET 0.83%
--------------------------------------------------------------------------------------
Asia Broadband, Inc.                                         947,000           265,160*

NATURAL RESOURCES 14.52%
--------------------------------------------------------------------------------------
Apac Minerals, Inc.                                          307,500           135,474*
Apac Minerals, Inc., Warrants (April 2005)                    28,750                 0*
Caledon Resources Corp. plc                                  900,000            97,000*
China NetTV Holdings, Inc.                                   500,000            70,000*
China NetTV Holdings, Inc., Warrants (September 2005)        500,000            30,000*
Continental Minerals Corp.                                   200,000           251,039*

See notes to portfolios of investments and notes to financial statements.

                                                                              61





CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES           VALUE

NATURAL RESOURCES (CONT'D)
--------------------------------------------------------------------------------------
Entree Gold, Inc.                                            200,000       $   241,064*
Entree Gold, Inc., Warrants (October 2005)                   100,000             8,313*
Erdene Gold, Inc.                                            100,000            64,838*
Global Alumina Products Corp.                                200,000           390,000*
Global Alumina Products Corp., Warrants (May 2006)           100,000            45,000*
Nu XMP Ventures Ltd., Units                                  100,000            50,707*
Nu XMP Ventures Ltd., Warrants (May 2005)                    100,000                 0*
Olympus Pacific Minerals, Inc.                               340,500           105,433*
Olympus Pacific Minerals, Inc., Warrants (October
  2005)                                                      250,000                 0*
Silk Road Resources Ltd.                                     260,000           118,870*
Silk Road Resources Ltd., Warrants (June 2005)               130,000                 0*
Southern Cross Resources, Inc.                               125,000            63,383*
Spur Ventures, Inc.                                          500,000           556,941*
Sterling Group Ventures, Inc.                                 12,800             5,120*
Sterling Group Ventures, Inc. (RS)                           500,000           176,000*
Sterling Group Ventures, Inc., Warrants (February
  2006) (RS)                                                 500,000                 0*
Toledo Mining Corp. plc                                    2,262,000           113,770*
TVI Pacific, Inc.                                          1,185,714           118,276*
TVI Pacific, Inc., Warrants (November 2005)                1,185,714            39,425*
Western Canadian Coal Corp.                                   90,000           457,855*
Western Canadian Coal Corp., Warrants (April 2005)            50,000           212,801*
Yanzhou Coal Mining Co., Ltd., H shares                      900,000         1,282,504
                                                                           -----------
                                                                             4,633,813

OFFICE SUPPLIES 0.00%
--------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                             1                 0*
Daying Modern Agricultural Co.                                     1                 0*
                                                                           -----------
                                                                                     0

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 2.51%
--------------------------------------------------------------------------------------
Big Sky Energy Corp.                                       1,145,350           801,745*

OIL & GAS EXTRACTION 9.33%
--------------------------------------------------------------------------------------
China Petroleum & Chemical Corp., ADR                         20,000           819,800
CNOOC Ltd., ADR                                               20,000         1,083,800
PetroChina Co. Ltd., ADR                                      20,000         1,073,800
                                                                           -----------
                                                                             2,977,400

PHARMACEUTICALS 0.12%
--------------------------------------------------------------------------------------
Dragon Pharmaceuticals, Inc.                                  30,000            36,600*

PUBLISHING 0.58%
--------------------------------------------------------------------------------------
Lingo Media, Inc.                                            800,000           186,201*


See notes to portfolios of investments and notes to financial statements.

62





CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES           VALUE

REAL ESTATE DEVELOPERS 10.53%
--------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                    160,000       $ 1,600,463
New World Development Co., Ltd.                              500,000           559,647
Sun Hung Kai Properties Ltd.                                 120,000         1,200,347
                                                                           -----------
                                                                             3,360,457

RETAIL 10.85%
--------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                         250,000         1,511,691
Lifestyle International Holdings Ltd.                        600,000           887,717
Sa Sa International Holdings Ltd.                          2,000,000         1,061,400
Shanghai Friendship Group, Inc., Co., B shares                     2                 1
                                                                           -----------
                                                                             3,460,809

SHIPPING & CONTAINERS 8.19%
--------------------------------------------------------------------------------------
China International Marine Containers (Group) Co.,
  Ltd., B shares                                             123,141           226,550
China Shipping Development Co., Ltd., H Shares             1,400,000         1,242,803
Cosco Pacific Ltd.                                           549,000         1,144,228
                                                                           -----------
                                                                             2,613,581

STEEL MANUFACTURING 0.16%
--------------------------------------------------------------------------------------
Angang New Steel Co., Ltd., H shares                         100,000            50,819

TELECOMMUNICATIONS 4.31%
--------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., H shares                      400,000         1,376,800

TRANSPORTATION 2.31%
--------------------------------------------------------------------------------------
Guangshen Railway Co., Ltd., H Shares                      1,800,000           737,994

UTILITIES 3.58%
--------------------------------------------------------------------------------------
Hong Kong & China Gas Co., Ltd.                              551,693         1,142,743

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            30,331,790
--------------------------------------------------------------------------------------
  (cost $24,472,620)


See notes to portfolios of investments and notes to financial statements.

                                                                              63





CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004



                                                                       PRINCIPAL
REPURCHASE AGREEMENT 3.11%                                  AMOUNT            VALUE
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/31/04, 1.50%, due 01/03/05,
  repurchase price $994,546, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $994,422)                      $  994,422       $   994,422
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.16%                                                    31,326,212
--------------------------------------------------------------------------------------
  (cost $25,467,042)
Other assets and liabilities, net 1.84%                                        586,244
                                                                           -----------

NET ASSETS 100%                                                            $31,912,456
                                                                           -----------


See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004



COMMON STOCKS AND WARRANTS 88.05%                            SHARES            VALUE

ALUMINUM 1.47%
--------------------------------------------------------------------------------------------
Alcan, Inc.                                                    30,000       $  1,471,200
Aluminum Corporation of China Ltd., H Shares                1,000,000            586,999
Global Alumina Products Corp.                                 800,000          1,560,000*
Global Alumina Products Corp., Warrants (May 2006)            400,000            180,000*
                                                                            ------------
                                                                               3,798,199

CHEMICALS - DIVERSIFIED 4.65%
--------------------------------------------------------------------------------------------
Dow Chemical Co.                                               40,000          1,980,400
FMC Corp.                                                      40,000          1,932,000*
Lyondell Chemical Co.                                          55,000          1,590,600
NOVA Chemicals Corp.                                           60,000          2,829,608
PPG Industries, Inc.                                           35,000          2,385,600
Westlake Chemical Corp.                                        40,000          1,336,000
                                                                            ------------
                                                                              12,054,208

CHEMICALS - SPECIALTY 1.09%
--------------------------------------------------------------------------------------------
Hercules, Inc.                                                105,000          1,559,250*
Methanex Corp.                                                 70,000          1,278,200
                                                                            ------------
                                                                               2,837,450

COAL 7.18%
--------------------------------------------------------------------------------------------
Adobe Ventures, Inc.                                        2,100,000            903,367*+
Adobe Ventures, Inc., Warrants (March 2006)                   550,000                  0*
CONSOL Energy, Inc.                                            30,000          1,231,500
Fording Canadian Coal Trust                                   110,000          8,480,033
Macarthur Coal Ltd.                                           750,000          2,336,245
NEMI Northern Energy & Mining, Inc.                           689,230          1,432,315*
NEMI Northern Energy & Mining, Inc., Warrants (May
  2005)                                                       769,230          1,118,996*
Western Canadian Coal Corp.                                   390,000          1,984,040*
Western Canadian Coal Corp., Warrants (April 2005)             75,000            319,202*
Western Canadian Coal Corp., Warrants (June 2006)             145,000            556,858*
Westshore Terminals Income Fund                                25,000            260,183
                                                                            ------------
                                                                              18,622,739

CONSTRUCTION & ENGINEERING 0.55%
--------------------------------------------------------------------------------------------
The Shaw Group, Inc.                                           80,000          1,428,000*

COPPER 2.33%
--------------------------------------------------------------------------------------------
African Copper plc                                          1,010,000          1,045,014*
African Copper plc, Warrants (April 2005)                     500,000             38,321*
Amerigo Resources Ltd.                                        700,100          1,123,186*
Constellation Copper Corp.                                  5,102,500          2,926,621*
EuroZinc Mining Corp., Special Warrants                       834,000            485,287*

See notes to portfolios of investments and notes to financial statements.

                                                                              65





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES            VALUE

COPPER (CONT'D)
----------------------------------------------------------------------------------------
Toledo Mining Corp. plc                                     8,260,000       $    415,448*
                                                                            ------------
                                                                               6,033,877

DATA PROCESSING & SOFTWARE 0.02%
--------------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                          110,000             39,600*

DIAMOND MINING & EXPLORATION 0.08%
--------------------------------------------------------------------------------------------
Diamond Fields International Ltd.                             112,000             38,637*
Diamond Fields International Ltd., Warrants (November
  2006)                                                       112,000                  0*
Diamonds North Resources Ltd.                                  75,000             60,474*
Diamonds North Resources Ltd., Warrants (March 2005)           75,000             10,599*
Metalex Ventures Ltd.                                          30,000             21,197*
Vaaldiam Resources Ltd.                                       250,000             87,282*
                                                                            ------------
                                                                                 218,189

ELECTRICITY GENERATION 0.79%
--------------------------------------------------------------------------------------------
Great Lakes Hydro Income Fund                                  65,000          1,042,810
Northland Power Income Fund                                    85,000            999,086
                                                                            ------------
                                                                               2,041,896

FERROCHROME 0.00%
--------------------------------------------------------------------------------------------
Zimasco Consolidated Enterprises Ltd. (RS)                     22,000              4,840

FINANCIAL SERVICES 0.09%
--------------------------------------------------------------------------------------------
GMP Capital Corp.                                              15,000            246,259

FORESTRY 0.48%
--------------------------------------------------------------------------------------------
TimberWest Forest Corp.                                       100,000          1,253,533

GAS & PROPANE DISTRIBUTION 2.20%
--------------------------------------------------------------------------------------------
Energy Savings Income Fund                                    200,000          3,200,333
Superior Plus Income Fund                                     100,000          2,495,428
                                                                            ------------
                                                                               5,695,761

GOLD & COPPER MINING 6.45%
--------------------------------------------------------------------------------------------
European Minerals Corp.                                       338,250            216,502*
European Minerals Corp., Warrants (December 2008)             169,125             39,364*
Ivanhoe Mines Ltd.                                            265,000          1,905,445*
Northern Orion Resources, Inc.                              2,259,400          6,554,694*
Northern Orion Resources, Inc., Warrants (March 2005)         250,000             45,511*
Northern Orion Resources, Inc., Warrants (May 2008)           630,200            942,943*


See notes to portfolios of investments and notes to financial statements.

66





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES            VALUE

GOLD & COPPER MINING (CONT'D)
----------------------------------------------------------------------------------------
Northgate Exploration Ltd., Warrants (December 2006)          729,000       $    230,274*
Taseko Mines Ltd.                                             825,000          1,426,434*
Taseko Mines Ltd., Warrants (March 2005)                      375,000                  0*
Taseko Mines Ltd., Warrants (December 2005)                   250,000            276,392*
Wheaton River Minerals Ltd.                                 1,000,000          3,243,253*
Wheaton River Minerals Ltd., Warrants (March 2007)            152,450            297,803*
Wheaton River Minerals Ltd., Warrants (May 2007)              268,250            526,243*
Wheaton River Minerals Ltd., Warrants (August 2008)           745,000          1,021,820*
                                                                            ------------
                                                                              16,726,678

GOLD & NICKEL MINING 0.02%
--------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd., Warrants (September 2008)         112,500             43,485*

GOLD MINING 3.83%
--------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)              10,000             27,600*
Apac Minerals, Inc.                                            86,000             37,889*
Apac Minerals, Inc., Warrants (April 2005)                     43,000                  0*
Apollo Gold Corp.                                             443,125            379,400*
Bema Gold Corp.                                               372,750          1,137,168*
Bema Gold Corp., Warrants (October 2007)                      125,000            234,830*
Bolivar Gold Corp.                                          1,450,000          2,386,534*
Bolivar Gold Corp., Warrants (March 2008)                     180,000            152,618*
Bolivar Gold Corp., Warrants (August 2008)                    275,000            235,453*
Caledon Resources Corp. plc                                 1,000,000            107,778*
China NetTV Holdings, Inc.                                    653,750             91,525*
China NetTV Holdings, Inc., Warrants (September 2005)         500,000             30,000*
Corona Gold Ltd.                                               50,000                390
Crowflight Minerals, Inc.                                   1,000,000            253,533*
Dumont Nickel, Inc.                                           500,000             78,969*
Dumont Nickel, Inc., Warrants (October 2005)                  250,000                  0*
Entree Gold, Inc.                                             160,000            192,851*
Entree Gold, Inc., Warrants (October 2005)                     80,000              6,650*
Glencairn Gold Corp.                                          600,000            274,314*
Glencairn Gold Corp., Warrants (February 2005)                150,000                  0*
Glencairn Gold Corp., Warrants (November 2008)                300,000             54,863*
Goldcorp, Inc., Warrants (April 2007)                           5,000             42,450*
Kinross Gold Corp., Warrants (December 2007)                  135,000             71,820*
Medoro Resources Ltd.                                         200,000             23,275*
Metallica Resources, Inc.                                     276,000            330,374*
Metallica Resources, Inc., Warrants (December 2008)           200,000             54,032*
Mexgold Resources, Inc.                                       300,000            645,885*
Mexgold Resources, Inc., Warrants (February 2006)             150,000             11,222*
Nevada Pacific Gold Ltd.                                      518,648            418,195*
Nevsun Resources Ltd., Warrants (May 2005)                     50,000             29,094*
New Sleeper Gold Corp.                                        200,000            149,626*


See notes to portfolios of investments and notes to financial statements.

                                                                              67





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES            VALUE

GOLD MINING (CONT'D)
----------------------------------------------------------------------------------------
New Sleeper Gold Corp., Warrants (December 2008)              100,000       $          0*
Olympus Pacific Minerals, Inc.                                375,000            116,116*
Olympus Pacific Minerals, Inc., Warrants (October
  2005)                                                       250,000                  0*
Placer Dome, Inc.                                              20,000            377,200
Planet Exploration, Inc.                                      160,000             79,801*
Planet Exploration, Inc., Warrants (December 2005)            160,000                  0*
QGX Ltd.                                                      180,000            403,990*
Ridge Mining plc                                              575,000            550,864*
Silk Road Resources Ltd.                                      265,000            121,155*
Silk Road Resources Ltd., Warrants (June 2005)                132,500                  0*
Stingray Resources, Inc.                                      120,000             89,277*
Stingray Resources, Inc., Warrants (December 2005)             60,000                  0*
TLC Ventures Corp.                                            216,000            200,200*
TLC Ventures Corp., Warrants (May 2005)                        87,500                  0*
TVI Pacific, Inc.                                           2,371,428            236,551*
TVI Pacific, Inc., Warrants (November 2005)                 2,371,428             78,850*
U.S. Gold Corp.                                                 5,360              2,251*
UGL Enterprises Ltd.                                          100,000             31,588*
UGL Enterprises Ltd., Warrants (January 2006)                  50,000                  0*
X-Cal Resources Ltd.                                          200,000             88,113*
Yamana Gold, Inc.                                              25,000             74,813*
Yamana Gold, Inc., Warrants (July 2008)                        12,500             24,418*
                                                                            ------------
                                                                               9,933,525

INDUSTRIAL GASES 0.56%
--------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                 25,000          1,449,250

IRON ORE 1.95%
--------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                               105,000          3,046,050
Labrador Iron Ore Royalty Trust                               110,000          2,007,066
                                                                            ------------
                                                                               5,053,116

LITHIUM 0.07%
--------------------------------------------------------------------------------------------
Sterling Group Ventures, Inc.                                  25,700             10,280*
Sterling Group Ventures, Inc. (RS)                            500,000            176,000
Sterling Group Ventures, Inc., Warrants (February
  2006) (RS)                                                  500,000                  0*
                                                                            ------------
                                                                                 186,280

MERCHANT BANKING 0.31%
--------------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                                273,000            748,878
Endeavour Mining Capital Corp., Warrants (November
  2008)                                                        60,000             52,868*
                                                                            ------------
                                                                                 801,746



See notes to portfolios of investments and notes to financial statements.

68





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES            VALUE

MINING EQUIPMENT & SERVICES 0.76%
--------------------------------------------------------------------------------------------
Dynatec Corp.                                               2,150,000       $  1,965,919*
NICKEL 0.23%
--------------------------------------------------------------------------------------------
European Nickel plc                                           350,000            157,595*
European Nickel plc, Warrants (September 2005)                175,000                  0*
FNX Mining Co., Inc.                                          100,000            430,590*
                                                                            ------------
                                                                                 588,185

OIL & GAS - INTEGRATED 3.18%
--------------------------------------------------------------------------------------------
PetroKazakhstan, Inc., Class A                                 25,000            927,500
Petroleo Brasileiro S.A., ADR                                 120,000          4,773,600
Southwestern Energy Co.                                        50,000          2,534,500*
                                                                            ------------
                                                                               8,235,600

OIL & GAS DRILLING 5.45%
--------------------------------------------------------------------------------------------
Nabors Industries, Inc.                                        50,000          2,564,500*
Patterson-UTI Energy, Inc.                                    100,000          1,945,000
Pioneer Drilling Co.                                           70,700            713,363*
Precision Drilling Corp.                                       50,000          3,140,000*
Transocean, Inc.                                               55,000          2,331,450*
Unit Corp.                                                     90,000          3,438,900*
                                                                            ------------
                                                                              14,133,213

OIL & GAS EQUIPMENT & SERVICES 5.91%
--------------------------------------------------------------------------------------------
BJ Services Co.                                                65,000          3,025,100
CCS Income Trust                                               80,000          2,921,363
National-Oilwell, Inc.                                         30,000          1,058,700*
Newalta Income Fund                                            40,000            743,142
Peak Energy Services Trust                                    125,000            945,553
Savanna Energy Services Corp.                                 120,000          1,713,716*
SIEM Offshore                                                 150,000            765,180*
Technicoil Corp.                                              625,000          1,548,213*
TETRA Technologies, Inc.                                       60,000          1,698,000*
Total Energy Services Ltd.                                    160,000            908,396*
                                                                            ------------
                                                                              15,327,363

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 12.73%
--------------------------------------------------------------------------------------------
Aquest Energy Ltd.                                            200,000            410,640*
Bankers Petroleum Ltd. (RS)                                 4,418,000          1,909,692*
Bankers Petroleum Ltd., Warrants (November 2009) (RS)       2,209,000                  0*
Big Sky Energy Corp.                                        2,362,000          1,653,400*
Birchcliff Energy Ltd., S/R (RS)                              100,000            249,377*
Choice Resources Corp.                                      2,126,000          1,060,349*+


See notes to portfolios of investments and notes to financial statements.

                                                                              69





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES            VALUE

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR (CONT'D)
----------------------------------------------------------------------------------------
Choice Resources Corp., Warrants (March 2006)               1,000,000       $          0*
Cinch Energy Corp.                                            340,000            689,609*
CNH Global NV, Warrants (June 2005)                           300,000             43,641*
Duvernay Oil Corp.                                             70,000          1,133,500*
EastCoast Energy Corp., Class B                                10,000             31,172*
Eastshore Energy Ltd., Class A                                450,000          1,243,766*
Elgin Resources, Inc.                                         625,000            644,223*
Elgin Resources, Inc., Warrants (March 2006)                  250,000                  0*
First Calgary Petroleums Ltd.                                  50,000            781,380*
Gentry Resources Ltd. (RS)                                    120,000            330,723
Grove Energy Ltd.                                           2,000,000            947,630*
Grove Energy Ltd., Warrants (April 2006)                      600,000             84,788*
Hawk Energy Corp.                                             200,000            610,141*
Mustang Resources, Inc.                                       120,000            807,980*
Pacific Stratus Ventures Ltd.                               3,000,000            997,506 +
Pan-Ocean Energy Corp., Ltd.                                        0          1,598,670
Paramount Resources Ltd.                                      100,000          2,236,076*
Penn West Petroleum Ltd.                                       70,000          4,611,388
Peregrine Energy Ltd., Special Warrants                       277,750            526,409*
ProspEx Resources Ltd.                                        200,000            548,628*
ProspEx Resources Ltd. (RS)                                   300,000            781,796*
Quadra Resources Corp.                                      3,800,000            646,000*
Real Resources, Inc.                                          100,000            984,206*
Rock Creek Resources Ltd.                                     548,400          1,253,616*+
Tanganyika Oil Company Ltd.                                   100,000            639,235*
Tempest Energy Corp., Class A                                 200,000          1,103,907*
TransGlobe Energy Corp.                                       173,500            894,181*
TriLoch Resources, Inc., Class A                              100,000            228,595*
True Energy, Inc.                                             200,000            605,154*
West Energy Ltd.                                              571,500          2,717,357*
                                                                            ------------
                                                                              33,004,735

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 1.34%
--------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                        95,000          1,567,500
CNOOC Ltd., ADR                                                20,000          1,083,800
Novy Neft II Limited                                           60,000            810,000*
                                                                            ------------
                                                                               3,461,300

OIL & GAS REFINING & MARKETING 1.23%
--------------------------------------------------------------------------------------------
Valero Energy Corp.                                            70,000          3,178,000

OIL & GAS ROYALTY TRUSTS 11.86%
--------------------------------------------------------------------------------------------
Acclaim Energy Trust                                          130,000          1,556,110
ARC Energy Trust                                              100,000          1,487,947


See notes to portfolios of investments and notes to financial statements.

70





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES            VALUE

OIL & GAS ROYALTY TRUSTS (CONT'D)
----------------------------------------------------------------------------------------
Bonavista Energy Trust                                        195,000       $  4,392,768
Bonterra Energy Income Trust                                   30,000            625,935
BP Prudhoe Bay Royalty Trust                                   16,000            772,800
Canadian Oil Sands Trust                                       45,000          2,529,052
Enerplus Resources Fund                                        80,000          2,904,803
Esprit Energy Trust, Class A                                  150,000          1,533,666
Focus Energy Trust                                            250,000          4,150,042
Harvest Energy Trust                                          160,000          3,052,369
Paramount Energy Trust                                         60,000            795,012
Peyto Energy Trust                                             20,000            795,179
Progress Energy Trust                                         115,000          1,292,436
San Juan Basin Royalty Trust                                   97,000          2,855,680
Vermillion Energy Trust                                       120,000          2,006,983
                                                                            ------------
                                                                              30,750,782

PLATINUM GROUP METALS 2.76%
--------------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                        12,500             75,000*
Anooraq Resources Corp.                                       650,000            848,296*
Anooraq Resources Corp., Warrants (March 2006)                175,000                  0*
Aquarius Platinum Ltd. (RS)                                     6,862             23,807
Osmium Holdings S.A. (RS)                                         104             10,400
Southern African Resources plc                              6,000,000          4,368,594*
Southern Platinum Corp.                                       625,000          1,096,218*
SouthernEra Resources Ltd., Warrants (November 2006)          100,000             14,547*
Western Prospector Group Ltd., Units (RS)                     650,000            729,426
                                                                            ------------
                                                                               7,166,288

POLYMETALLIC 0.10%
--------------------------------------------------------------------------------------------
Altius Minerals Corp., Warrants (July 2005)                   100,000            174,564
Farallon Resources Ltd.                                       100,000             76,475*
                                                                            ------------
                                                                                 251,039

POTASH & AGRICULTURAL FERTILIZERS 0.83%
--------------------------------------------------------------------------------------------
Potash Corporation of Saskatchewan, Inc.                       20,000          1,661,200
Spur Ventures, Inc.                                           450,000            501,247*
                                                                            ------------
                                                                               2,162,447

POWER TECHNOLOGY 0.07%
--------------------------------------------------------------------------------------------
Dynex Power, Inc.                                             660,000            192,020*
Dynex Power, Inc. Warrants (August 2006)                      330,000                  0*
                                                                            ------------
                                                                                 192,020


See notes to portfolios of investments and notes to financial statements.

                                                                              71





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES            VALUE

PULP & PAPER 0.44%
--------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                     30,000       $  1,131,000

SHIPPING & CONTAINERS 0.88%
--------------------------------------------------------------------------------------------
Top Tankers, Inc.                                             140,000          2,275,000

SILVER MINING 1.52%
--------------------------------------------------------------------------------------------
Pan American Silver Corp., Warrants (February 2008)            27,000            213,441*
Silver Wheaton Corp.                                          689,075          2,176,629*
Silver Wheaton Corp., Units (RS)                            1,500,000            947,631*
Silver Wheaton Corp., Warrants (August 2009)                2,225,000            610,349*
                                                                            ------------
                                                                               3,948,050

STEEL 1.81%
--------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR                      175,000          3,346,000
POSCO, ADR                                                     30,000          1,335,900
                                                                            ------------
                                                                               4,681,900

URANIUM 1.09%
--------------------------------------------------------------------------------------------
Cameco Corp.                                                   75,000          2,615,337
Southern Cross Resources, Inc.                                400,000            202,826*
                                                                            ------------
                                                                               2,818,163

ZINC 1.74%
--------------------------------------------------------------------------------------------
Breakwater Resources Ltd., Warrants (January 2009)          2,100,000            418,953*
HudBay Minerals, Inc.                                         386,333            751,471*
Hudbay Minerals, Inc., Warrants (December 2009)             5,360,000            200,499*
Lundin Mining Corp.                                           253,125          2,205,112*
Noranda Income Fund                                            90,000            938,903
                                                                            ------------
                                                                               4,514,938

--------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             228,254,573
--------------------------------------------------------------------------------------------
  (cost $181,826,964)


See notes to portfolios of investments and notes to financial statements.

72





GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2004


PURCHASED OPTIONS 0.09%                                       CONTRACTS        VALUE

GOLD MINING 0.09%
--------------------------------------------------------------------------------------------
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 85, Put, Expiration Mar. 2005 (premium
  $188,737)                                                     2,250       $    146,250
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $81,743)                                     700             82,250
                                                                            ------------
                                                                                 228,500

--------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                          228,500
--------------------------------------------------------------------------------------------
  (cost $270,480)

                                                                       PRINCIPAL
CONVERTIBLE DEBENTURES 0.97%                                AMOUNT

GOLD MINING 0.05%
--------------------------------------------------------------------------------------------
Bolivar Gold Corp.                                        $   191,733            144,377

METAL & MINERAL MINING 0.32%
--------------------------------------------------------------------------------------------
1078352 Alberta Ltd. (RS)                                     827,472            831,255

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.60%
--------------------------------------------------------------------------------------------
Catalina Energy Corp.                                          63,875             44,333
Gastar Exploration Ltd. (RS)                                1,500,000          1,500,000
                                                                            ------------
                                                                               1,544,333

--------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                   2,519,965
--------------------------------------------------------------------------------------------
  (cost $2,583,080)

--------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             231,003,038
--------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 11.08%

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/31/04, 1.50%, due 01/03/05,
  repurchase price $28,731,808, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $28,728,217)                    28,728,217         28,728,217

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.19%                                                    259,731,255
--------------------------------------------------------------------------------------------
  (cost $213,408,741)

Other assets and liabilities, net (0.19)%                                       (487,694)
                                                                            ------------

NET ASSETS 100%                                                             $259,243,561
                                                                            ------------



See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004


COMMON STOCKS AND WARRANTS 90.34%                          SHARES             VALUE

DATA PROCESSING & SOFTWARE 0.13%
------------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                      1,050,000       $    378,000*

DIAMOND MINING & EXPLORATION 2.13%
------------------------------------------------------------------------------------------
Aber Diamond Corp.                                           85,000          2,999,377*
Diagem International Resource Corp.                         800,000            133,001*
Diamond Fields International Ltd.                         1,290,000            445,012*
Diamond Fields International Ltd., Warrants
  (November 2006)                                           512,000                  0*
Diamonds North Resources Ltd.                             1,900,000          1,532,003*+
Diamonds North Resources Ltd., Warrants (March 2005)        300,000             42,394*
Metalex Ventures Ltd.                                        70,000             49,460*
Shore Gold, Inc.                                            175,000            501,870
Tahera Diamond Corp.                                        800,000            249,377*
Vaaldiam Resources Ltd.                                     750,000            261,845*
                                                                          ------------
                                                                             6,214,339

DIAMONDS & GOLD RETAIL 0.25%
------------------------------------------------------------------------------------------
Tiffany & Co.                                                22,500            719,325

FINANCIAL SERVICES 0.78%
------------------------------------------------------------------------------------------
GMP Capital Corp.                                            64,100          1,052,348
NETeller plc                                                179,800          1,221,273*
                                                                          ------------
                                                                             2,273,621

GOLD/MINERAL EXPLORATION & DEVELOPMENT 27.10%
------------------------------------------------------------------------------------------
Alamos Gold, Inc.                                         2,212,800          6,621,845*
American Gold Capital Corp.                                 200,000            149,626*
Amerix Precious Metals Corp.                                425,000            151,912*
Amerix Precious Metals Corp., Warrants (December
  2005)                                                     212,500                  0*
AMT International Mining Corp.                            1,000,000             14,131*
Apac Minerals, Inc.                                       1,548,000            681,995*
Atikwa Minerals Corp.                                     1,448,333            108,354*
Atikwa Minerals Corp., Warrants (July 2005)               1,333,333                  0*
Bendigo Mining NL                                           685,000            497,345*
BHP Billiton Ltd., Sponsored ADR                              5,000            120,100
Bolivar Gold Corp.                                        6,336,100         10,428,494*+
Bolivar Gold Corp., Warrants (March 2008)                   823,700            698,399*
Bolivar Gold Corp., Warrants (August 2008)                1,913,800          1,638,582*
Caledon Resources Corp. plc                              18,170,000          1,958,323*+
Candente Resource Corp.                                     190,000             94,763*
Candente Resource Corp., Warrants (June 2005)                95,000                  0*
Central African Gold plc                                  4,000,000            402,370*
Chilean Gold Ltd. (RS)                                      500,000                  0*
Continental Minerals Corp.                                  685,000            859,809*
Continental Precious Minerals, Inc.                         200,000             15,794*


See notes to portfolios of investments and notes to financial statements.

74





WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004

COMMON STOCKS AND WARRANTS                                 SHARES             VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
------------------------------------------------------------------------------------------
Corona Gold Ltd.                                            812,500       $      6,343*
Dumont Nickel, Inc.                                       1,525,000            240,856*
Dumont Nickel, Inc., Warrants (October 2005)                750,000                  0*
Dynatec Corp.                                             1,792,000          1,638,570*
ECU Silver Mining, Inc.                                     900,000            254,364*
Erdene Gold, Inc.                                           400,000            259,352*
European Minerals Corp.                                   1,170,000            746,874*
European Minerals Corp., Warrants (December 2008)           400,000             93,101*
Farallon Resources Ltd.                                   2,130,000          1,628,928*
First Point Minerals Corp.                                1,040,000            116,708*
Fortress Minerals Corp.                                     100,000             41,563*
Gabriel Resources Ltd.                                      100,000            129,676*
Gallery Gold Ltd.                                           900,000            288,078*
Glencairn Gold Corp.                                      2,045,000            934,954*
Glencairn Gold Corp. (RS)                                   413,000            179,379*
Glencairn Gold Corp., Warrants (February 2005)              600,000                  0*
Glencairn Gold Corp., Warrants (November 2008)              824,000            150,690*
Glencairn Gold Corp., Warrants (November 2008) (RS)         206,500             35,876*
Gold Fields Ltd., ADR                                       166,000          2,071,680
Gold Reserve, Inc.                                          220,000            972,901*
Gold Summit Corp.                                           200,000             56,525*
Gold Summit Corp., Warrants (January 2005)                  100,000                  0*
Great Basin Gold Ltd.                                     1,330,000          1,558,853*
Guinor Gold Corp.                                         1,570,000          1,305,071*
Herald Resources Ltd.                                     1,000,000            655,788*
High River Gold Mines Ltd.                                  520,000            791,022*
Inca Pacific Resources, Inc.                                156,800             97,756*
Inca Pacific Resources, Inc., Warrants (November
  2006)                                                      90,000                  0*
Ivanhoe Mines Ltd.                                        1,128,800          8,116,449*
Ivanhoe Mines Ltd., Warrants (December 2005)                 20,000             21,114*
Jonpol Explorations Ltd.                                      5,000              1,288*
Laurion Gold, Inc.                                        3,420,000            341,147*+
Laurion Gold, Inc. Special Warrants                       2,000,000                  0*
Leviathan Resources Ltd.                                    166,666            136,622*
LionOre Mining International Ltd.                           130,570            747,557*
Medoro Resources Ltd.                                       655,000             76,226*
Meridian Gold, Inc.                                         232,500          4,405,279*
Metallic Ventures Gold, Inc.                              1,165,100          1,743,292*
Metallic Ventures Gold, Inc., Warrants (March 2009)          50,000             10,391*
Metallica Resources, Inc.                                   315,000            377,057*
Metallica Resources, Inc., Warrants (December 2008)         495,000            133,728*
Mexgold Resources, Inc.                                     977,900          2,105,371*
Mexgold Resources, Inc., Warrants (February 2006)           200,000             14,963*
Moss Lake Gold Mines Ltd.                                 2,269,000            339,501*+
Nevada Pacific Gold Ltd.                                  3,843,335          3,098,948*+
New Sleeper Gold Corp.                                      590,000            441,397*


See notes to portfolios of investments and notes to financial statements.

                                                                              75





WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004

COMMON STOCKS AND WARRANTS                                 SHARES             VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
------------------------------------------------------------------------------------------
New Sleeper Gold Corp., Warrants (December 2008)            150,000       $          0*
Odyssey Resources Ltd.                                    1,100,000            137,157*
Olympus Pacific Minerals, Inc.                              726,500            224,955*
Olympus Pacific Minerals, Inc., Warrants (October
  2005)                                                     500,000                  0*
Oxus Gold plc                                               250,000            259,864*
Pacific Rim Mining Corp.                                  3,964,500          2,300,193*+
Planet Exploration, Inc.                                    300,000            149,626*
Planet Exploration, Inc., Warrants (December 2005)          300,000                  0*
Platte River Gold, Special Warrants (RS)                    595,000          1,190,000*
QGX Ltd.                                                    675,000          1,514,963*
Radius Gold, Inc.                                           649,200            804,080*
Red Back Mining, Inc.                                        15,500             23,321*
Red Back Mining, Inc., Special Warrants                     200,000            300,914*
Ridge Mining plc                                          1,180,000          1,130,470*
Rio Narcea Gold Mines Ltd.                                1,035,000          2,462,801*
Rio Narcea Gold Mines Ltd., Warrants (September
  2008)                                                     828,750            320,340*
Romarco Minerals, Inc.                                    2,158,000            394,647*+
Rubicon Minerals Corp.                                      200,000            201,164*
Rubicon Minerals Corp., Warrants (February 2005)            100,000                  0*
Solitario Resources Corp.                                   257,700            387,728*
Southern Cross Resources, Inc.                              150,000             76,060*
Southwestern Resources Corp.                                 25,000            257,689*
St. Andrew Goldfields Ltd.                                3,632,877            649,267*
St. Andrew Goldfields Ltd., Warrants (December 2004)      1,000,000                  0*
Stingray Resources, Inc.                                    300,000            223,192*
Stingray Resources, Inc., Warrants (December 2005)          150,000                  0*
Stratagold Corp.                                            625,000            353,283*
Stratagold Corp., Warrants (November 2005)                  312,500             20,781*
Strongbow Exploration, Inc.                                 820,000            221,530*
Sydney Resource Corp.                                       615,000            184,040*
Sydney Resources Corp., Warrants (April 2005)               300,000                  0*
Tenke Mining Corp.                                          131,000            425,777*
TLC Ventures Corp.                                          610,000            565,378*
TLC Ventures Corp., Warrants (May 2005)                     250,000                  0*
TVI Pacific, Inc.                                         3,601,428            359,245*
TVI Pacific, Inc., Warrants (November 2005)               2,371,428             78,850*
U.S. Gold Corp.                                             206,240             86,621*
Vedron Gold, Inc.                                         2,500,000            561,097*+
Verena Minerals Corp.                                     1,000,000             99,751*
Verena Minerals Corp., Warrants (May 2005)                  500,000                  0*
Western Exploration & Development Ltd., 144A,
  Special Warrants (RS)                                     600,000             30,000*
Western Prospector Group Ltd.                               850,000            953,865*+
White Knight Resource Ltd.                                  500,000            332,502*
X-Cal Resources Ltd.                                      2,011,000            885,977*
                                                                          ------------
                                                                            78,974,208


See notes to portfolios of investments and notes to financial statements.

76





WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004

COMMON STOCKS AND WARRANTS                                 SHARES             VALUE

INTERMEDIATE & JUNIOR GOLD PRODUCERS 30.82%
-------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)           600,900       $  1,658,484
Apollo Gold Corp.                                         2,725,950          2,333,939*+
Apollo Gold Corp., Warrants (December 2006)                 333,500                  0*
Bema Gold Corp.                                           1,698,700          5,182,354*
Bema Gold Corp., Warrants (October 2007)                  3,432,000          6,447,481*
Cambior, Inc.                                               949,500          2,533,871*
Cambior, Inc., Warrants (October 2006)                      125,000             48,836*
Cambior, Inc., Warrants (August 2008)                       250,785            210,551*
Emperor Mines Ltd.                                          980,000            482,004*
Frontier Pacific Mining Corp.                             1,237,500            565,773*
Frontier Pacific Mining Corp., Warrants (April 2006)        200,000                  0*
Goldcorp, Inc.                                              415,000          6,241,574
Goldcorp, Inc., Warrants (April 2007)                       141,500          1,201,335*
Goldcorp, Inc., Warrants (May 2009)                         178,100          2,811,404*
Golden Star Resources Ltd., Warrants (February 2007)         28,000             37,240*
Hecla Mining Co.                                            280,000          1,632,400*
Kinross Gold Corp., Warrants (December 2007)              2,361,000          1,256,060*
Northern Orion Resources, Inc.                            7,517,900         21,810,017*+
Northern Orion Resources, Inc., Warrants (March
  2005)                                                   2,000,000            364,090*
Northern Orion Resources, Inc., Warrants (May 2008)       2,772,150          4,147,855*
Northgate Exploration Ltd.                                  230,000            388,113*
Northgate Exploration Ltd., Warrants (December 2006)      3,544,500          1,052,207*
Randgold Resources Ltd., ADR                                374,000          4,263,600*
Resolute Mining Ltd.                                      1,000,000          1,124,208*
Resolute Mining Ltd., Warrants (June 2005)                  278,333            139,069*
Sino Gold Ltd.                                              530,000            827,542*
Troy Resources NL                                           208,800            513,482
Wheaton River Minerals Ltd.                                 930,720          3,017,659*
Wheaton River Minerals Ltd., Warrants (March 2007)        3,379,350          6,601,390*
Wheaton River Minerals Ltd., Warrants (May 2007)          3,214,125          6,305,349*
Wheaton River Minerals Ltd., Warrants (August 2008)       3,239,910          4,443,767*
Yamana Gold, Inc.                                           547,500          1,638,404*
Yamana Gold, Inc., Warrants (July 2008)                     273,000            533,292*
                                                                          ------------
                                                                            89,813,350

INVESTMENT TRUST 0.39%
------------------------------------------------------------------------------------------
streetTRACKS Gold Trust                                      26,150          1,145,370*

MERCHANT BANKING 1.47%
------------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                            1,459,100          4,002,519+
Endeavour Mining Capital Corp., Warrants (November
  2008)                                                     314,000            276,675*
                                                                          ------------
                                                                             4,279,194


See notes to portfolios of investments and notes to financial statements.

                                                                              77





WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004

COMMON STOCKS AND WARRANTS                                 SHARES             VALUE

METAL & MINERAL MINING 19.89%
------------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                     112,500       $    675,000*
AfriOre Ltd.                                              1,020,000            585,037*
AfriOre Ltd., Warrants (March 2005)                         500,000                  0*
Amarc Resources Ltd.                                        454,545            222,927*
Amarc Resources Ltd., Warrants (January 2005)               454,545                  0*
Amerigo Resources Ltd.                                    1,260,000          2,021,446*
Amerigo Resources Ltd., Warrants (June 2005)                552,500            562,604*
Anooraq Resources Corp.                                   2,664,100          3,476,839*
Anooraq Resources Corp., Warrants (March 2006)              325,000                  0*
Aquarius Platinum Ltd.                                       50,000            197,127
Aquarius Platinum Ltd. (RS)                                  60,045            208,322*
Breakwater Resources Ltd.                                   555,000            262,968*
Breakwater Resources Ltd., Warrants (January 2009)          815,000            162,594*
Constellation Copper Corp.                                1,050,000            602,244*
Corriente Resources, Inc.                                   460,000          1,120,366*
Elgin Resources, Inc.                                     2,559,000          2,637,706*+
Elgin Resources, Inc., Warrants (March 2006)                500,000                  0*
European Nickel plc                                         400,000            180,109*
European Nickel plc, Warrants (September 2005)              200,000                  0*
FNX Mining Co., Inc.                                        841,500          3,623,416*
HudBay Minerals, Inc.                                       367,333            714,514*
Hudbay Minerals, Inc., Warrants (December 2009)           5,360,000            200,499*
Latin American Copper plc                                 3,000,000            165,259*+
Lundin Mining Corp.                                       1,433,945         12,491,890*
North American Tungsten Corp., Ltd.                       1,060,000            176,226*
Northern Dynasty Minerals Ltd.                              430,000          2,080,299*
Osmium Holdings S.A. (RS)                                       891             89,100*
Pacific North West Capital Corp.                          1,501,966            611,773*
Pacific North West Capital Corp., Warrants (June
  2005)                                                     150,000                  0*
Pacific North West Capital Corp., Warrants (October
  2005)                                                     187,500                  0*
Pan American Silver Corp., Warrants (February 2008)         267,650          2,115,837*
Peru Copper Corp.                                           201,350            230,975*
Peru Copper Corp., Warrants (March 2006)                    150,250             27,477*
Platinum Group Metals Ltd.                                  141,800            129,659*
Silver Wheaton Corp.                                      1,156,470          3,653,022*
Silver Wheaton Corp., Units (RS)                          2,000,000          1,263,508*
Silver Wheaton Corp., Warrants (August 2009)              3,625,000            994,389*
Southern African Resources plc                           15,875,000         11,558,572*
Southern Platinum Corp.                                     250,000            438,487*
SouthernEra Resources Ltd., Warrants (November 2006)        100,000             14,547*
Taseko Mines Ltd.                                         2,300,000          3,976,725*
Taseko Mines Ltd., Warrants (March 2005)                    500,000                  0*
Toledo Mining Corp. plc                                   7,030,000            353,583*
UGL Enterprises Ltd.                                        200,000             63,175*
UGL Enterprises Ltd., Warrants (January 2006)               100,000                  0*
WMC Resources Ltd., Sponsored ADR                             1,800             40,662


See notes to portfolios of investments and notes to financial statements.

78





WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004

COMMON STOCKS AND WARRANTS                                 SHARES             VALUE

METAL & MINERAL MINING (CONT'D)
------------------------------------------------------------------------------------------
Zimasco Consolidated Enterprises Ltd. (RS)                  192,500       $     42,350*
                                                                          ------------
                                                                            57,971,233

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.54%
------------------------------------------------------------------------------------------
Big Sky Energy Corp.                                      2,238,650          1,567,055*

OIL & GAS EXTRACTION 0.89%
------------------------------------------------------------------------------------------
BlackRock Ventures, Inc.                                    300,000          1,832,918*
Choice Resources Corp.                                      605,000            301,746*
Pacific Stratus Ventures Ltd.                             1,395,000            463,841*
                                                                          ------------
                                                                             2,598,505

SENIOR GOLD PRODUCERS 5.95%
------------------------------------------------------------------------------------------
Barrick Gold Corp.                                           50,000          1,211,000
Freeport-McMoRan Copper & Gold, Inc., Class B                55,000          2,102,650
Newmont Mining Corp.                                        100,000          4,441,000
Placer Dome, Inc.                                           509,000          9,599,740
                                                                          ------------
                                                                            17,354,390
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                           263,288,590
------------------------------------------------------------------------------------------
  (cost $203,208,496)

                                                                       PRINCIPAL
CONVERTIBLE DEBENTURES 0.55%                              AMOUNT

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.55%
------------------------------------------------------------------------------------------
Bolivar Gold Corp.                                      $   575,197            433,130
Century Mining Corp.                                      1,025,602          1,163,757
                                                                          ------------
                                                                             1,596,887

------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                 1,596,887
------------------------------------------------------------------------------------------
  (cost $1,600,799)


See notes to portfolios of investments and notes to financial statements.

                                                                              79





WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004


PURCHASED OPTIONS 0.52%                                    CONTRACTS          VALUE

SENIOR GOLD PRODUCERS 0.52%
------------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 30, Call,
  Expiration Jan. 2006 (premium $385,500)                     2,250       $    303,750
Freeport McMoRan Copper & Gold, Inc., Strike Price
  40, Call, Expiration Jan. 2006 (premium $149,284)             355            166,850
Newmont Mining Corp., Strike Price 50, Call,
  Expiration Jan. 2005 (premium $9,800)                          80                800
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2006 (premium $175,560)                       150            126,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 85, Put, Expiration Mar. 2005
  (premium $718,420)                                          7,705            500,825
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $422,911)                                3,610            424,175
                                                                          ------------
                                                                             1,522,400

------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                      1,522,400
------------------------------------------------------------------------------------------
  (cost $1,861,475)

------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                           266,407,877
------------------------------------------------------------------------------------------

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 9.00%                                AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/31/04, 1.50%, due 01/03/05,
  repurchase price $26,221,048, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $26,217,771)                 $26,217,771         26,217,771

------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.41%                                                  292,625,648
------------------------------------------------------------------------------------------
  (cost $232,888,541)
Other assets and liabilities, net (0.41)%                                   (1,186,167)
                                                                          ------------

NET ASSETS 100%                                                           $291,439,481
                                                                          ------------


See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004


COMMON STOCKS AND WARRANTS 88.62%                            SHARES           VALUE

DIAMOND MINING & EXPLORATION 1.18%
--------------------------------------------------------------------------------------
Aber Diamond Corp.                                            22,000       $   776,309*
Diamond Fields International Ltd.                            336,000           115,910*
Diamond Fields International Ltd., Warrants (November
  2006)                                                      176,000                 0*
                                                                           -----------
                                                                               892,219

DIAMONDS & GOLD RETAIL 0.32%
--------------------------------------------------------------------------------------
Tiffany & Co.                                                  7,500           239,775

FINANCIAL SERVICES 0.22%
--------------------------------------------------------------------------------------
GMP Capital Corp.                                             10,000           164,173

GOLD MINING 73.89%
--------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)            221,100           610,236*
Apollo Gold Corp.                                          1,301,000         1,113,907*
Apollo Gold Corp., Warrants (December 2006)                  166,500                 0*
Barrick Gold Corp.                                            20,000           484,400
Bema Gold Corp.                                              762,000         2,324,672*
Bema Gold Corp., Warrants (October 2007)                   1,726,500         3,243,466*
Cambior, Inc.                                                419,400         1,119,298*
Cambior, Inc., Warrants (October 2006)                        43,300            16,917*
Cambior, Inc., Warrants (August 2008)                        225,615           189,419*
DRDGOLD Ltd., ADR                                            100,000           154,000*
Freeport-McMoRan Copper & Gold, Inc., Class B                 80,000         3,058,400
Glencairn Gold Corp.                                         475,000           217,165*
Glencairn Gold Corp. (RS)                                    177,000            76,877*
Glencairn Gold Corp., Warrants (February 2005)               250,000                 0*
Glencairn Gold Corp., Warrants (November 2008)               231,000            42,244*
Glencairn Gold Corp., Warrants (November 2008) (RS)           88,500            15,375*
Gold Fields Ltd., ADR                                        186,000         2,321,280
Goldcorp, Inc.                                               303,000         4,557,102
Goldcorp, Inc., Warrants (April 2007)                         83,900           712,311*
Goldcorp, Inc., Warrants (May 2009)                          108,000         1,704,838*
Golden Star Resources Ltd., Warrants (February 2007)           5,000             6,650*
Guinor Gold Corp.                                            755,000           627,598*
Hecla Mining Co.                                              90,000           524,700*
Ivanhoe Mines Ltd.                                           357,000         2,566,958*
Kinross Gold Corp., Warrants (December 2007)               1,244,000           661,812*
Meridian Gold, Inc.                                          101,500         1,923,236*
Mexgold Resources, Inc.                                      282,300           607,778*
Mexgold Resources, Inc., Warrants (February 2006)             50,000             3,741*
Newmont Mining Corp.                                          45,000         1,998,450
Northern Orion Resources, Inc.                             2,403,800         6,973,608*
Northern Orion Resources, Inc., Warrants (May 2008)          964,850         1,443,666*
Northgate Exploration Ltd.                                   155,000           261,554*

See notes to portfolios of investments and notes to financial statements.

                                                                              81





GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004

COMMON STOCKS AND WARRANTS                                   SHARES           VALUE

GOLD MINING (CONT'D)
--------------------------------------------------------------------------------------
Northgate Exploration Ltd., Warrants (December 2006)       1,244,000       $   368,213*
Pacific Rim Mining Corp.                                   1,000,000           580,212*
Placer Dome, Inc.                                            160,000         3,017,628
Randgold Resources Ltd., ADR                                 250,000         2,850,000*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)        251,750            97,310*
Sino Gold Ltd.                                               150,000           234,210*
Wheaton River Minerals Ltd.                                  102,180           331,347*
Wheaton River Minerals Ltd., Warrants (March 2007)         2,380,500         4,650,187*
Wheaton River Minerals Ltd., Warrants (May 2007)           1,095,625         2,149,356*
Wheaton River Minerals Ltd., Warrants (August 2008)          722,990           991,632*
Yamana Gold, Inc.                                            167,500           501,247*
Yamana Gold, Inc., Warrants (July 2008)                      133,500           260,786*
                                                                           -----------
                                                                            55,593,786

INVESTMENT TRUST 0.07%
--------------------------------------------------------------------------------------
streetTRACKS Gold Trust                                        1,150            50,370*

MERCHANT BANKING 2.21%
--------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                               571,900         1,568,803
Endeavour Mining Capital Corp., Warrants (November
  2008)                                                      107,000            94,281*
                                                                           -----------
                                                                             1,663,084

METAL & MINERAL MINING 10.73%
--------------------------------------------------------------------------------------
Breakwater Resources Ltd.                                    285,000           135,037*
Breakwater Resources Ltd., Warrants (January 2009)           655,000           130,673*
FNX Mining Co., Inc.                                         302,280         1,301,588*
LionOre Mining International Ltd.                             11,000            62,727*
Lundin Mining Corp.                                          400,930         3,492,724*
Pan American Silver Corp., Warrants (February 2008)          121,650           961,672*
Silver Wheaton Corp.                                         375,155         1,185,028*
Silver Wheaton Corp., Units (RS)                             500,000           315,877*
Silver Wheaton Corp. Warrants (August 2009)                  950,000           260,598*
Southern Platinum Corp.                                      125,000           219,244*
Toledo Mining Corp. plc                                       60,000             3,018*
TVI Pacific, Inc.                                             20,000             1,995*
                                                                           -----------
                                                                             8,070,181

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            66,673,588
--------------------------------------------------------------------------------------
  (cost $50,676,404)


See notes to portfolios of investments and notes to financial statements.

82





GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            December 31, 2004


PREFERRED STOCK 0.72%                                        SHARES           VALUE

GOLD MINING 0.72%
--------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary
  Shares representing 0.05 shares of Gold-Denominated
  Preferred Stock (cost $449,618)                             12,500       $   545,625

PURCHASED OPTIONS 0.60%                                      CONTRACTS

GOLD MINING 0.60%
--------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 30, Call, Expiration
  Jan. 2006 (premium $133,500)                                   750           101,250
Freeport McMoRan Copper & Gold, Inc., Strike Price 40,
  Call, Expiration Jan. 2006 (premium $60,975)                   145            68,150
Newmont Mining Corp., Strike Price 50, Call,
  Expiration Jan. 2005 (premium $2,450)                           20               200
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2006 (premium $58,520)                          50            42,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 85, Put, Expiration Mar. 2005 (premium
  $58,563)                                                     2,750           178,750
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $255,388)                                   500            58,750
                                                                           -----------
                                                                               449,100

--------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        449,100
--------------------------------------------------------------------------------------
  (cost $569,396)

                                                                       PRINCIPAL
CONVERTIBLE DEBENTURE 0.33%                                 AMOUNT

GOLD MINING 0.33%
--------------------------------------------------------------------------------------
Century Mining Corp. (cost $219,772)                      $  219,772           249,376

--------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            67,917,689
--------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 8.85%

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/31/04, 1.50%, due 01/03/05,
  repurchase price $6,655,471, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $6,654,639)                     6,654,639         6,654,639

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.12%                                                    74,572,328
--------------------------------------------------------------------------------------
  (cost $58,569,829)
Other assets and liabilities, net 0.88%                                        661,372
                                                                           -----------

NET ASSETS 100%                                                            $75,233,700
                                                                           -----------


See notes to portfolios of investments and notes to financial statements.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2004


LEGEND



*       Non-income producing security         GO        General Obligation Bond
+       Affiliated company (see following)    RS        Restricted Security (see following)
ADR     American Depositary Receipt           S/R       Subscription Receipt
GDR     Global Depositary Receipt

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2004.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO
FINANCIAL STATEMENTS)

The terms of the joint tri-party repurchase agreements and the securities held as collateral at December 31, 2004 were:

Morgan Stanley Dean Witter repurchase agreement, 12/31/04, 1.50%, due 01/03/05:
    Total principal amount: $20,000,000; Total repurchase price:
      $20,002,500
    Collateral:
    $15,395,000 U.S. Treasury Note, 3.875%, 01/15/09
      (total collateral market value, including accrued interest, of
        $20,414,093)

UBS Financial Services, Inc. repurchase agreement, 12/31/04, 1.50%, due 01/03/05:
    Total principal amount: $134,456,879; Total repurchase price:
      $138,474,186
    Collateral:
    $627,000 U.S. Treasury Bonds, interest rate range 6.00% -12.00%, maturity date range 08/15/13 - 05/15/30
    $140,717,000 U.S. Treasury Notes, interest rate range 1.125% - 6.875%, maturity date range 01/15/05 - 11/15/14
        (total collateral market value, including accrued interest, of $141,230,577)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2004


AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the six months ended December 31, 2004.

                                                  SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2004    ADDITIONS    REDUCTIONS    DECEMBER 31, 2004
CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------------
Capital Alliance Group Inc.          1,673,332       30,000      (125,000)        1,578,332(a)

At December 31, 2004, there were no investments in affiliated companies. Net realized gains on transactions were $25,803, and there was no income earned for the period.

                                                SHARES OF AFFILIATED COMPANIES
                                JUNE 30, 2004    ADDITIONS    REDUCTIONS     DECEMBER 31, 2004
GLOBAL RESOURCES FUND
----------------------------------------------------------------------------------------------
Adobe Ventures, Inc.              3,200,000         --        (1,100,000)        2,100,000
Choice Resources Corp.            2,142,000         --           (16,000)        2,126,000
Pacific Stratus Ventures          3,000,000         --                --         3,000,000
Rock Creek Resources Ltd.           548,400         --                --           548,400

At December 31, 2004, the value of investments in affiliated companies was $4,214,838, representing 1.63% of net assets, and the total cost was $4,245,750. Net realized gains on transactions were $9,183, and there was no income earned for the period.

                                                  SHARES OF AFFILIATED COMPANIES
                                  JUNE 30, 2004    ADDITIONS     REDUCTIONS     DECEMBER 31, 2004
WORLD PRECIOUS MINERALS FUND
-------------------------------------------------------------------------------------------------
Apollo Gold Corp.                   3,876,625         126,500    (1,277,175)        2,725,950(a)
Bolivar Gold Corp.                  6,444,000       2,492,100    (2,600,000)        6,336,100
Caledon Resources Corp. plc         5,700,000      12,470,000            --        18,170,000
Diamonds North Resources Ltd.       1,800,000         100,000            --         1,900,000
Elgin Resources, Inc.               1,160,000       1,399,000            --         2,559,000
Endeavour Mining Capital Corp.      1,434,500          36,600       (12,000)        1,459,100
Latin America Copper plc            3,000,000              --            --         3,000,000
Laurion Gold Inc.                      10,000       5,810,000    (2,400,000)        3,420,000
Moss Lake Gold Mines Ltd.           2,250,000          19,000            --         2,269,000
Nevada Pacific Gold Ltd.            2,500,000       1,524,135      (180,800)        3,843,335
Northern Orion Resources, Inc.      6,225,800       1,565,100      (273,000)        7,517,900
Pacific Rim Mining Corp.            3,935,000         162,000      (132,500)        3,964,500(a)
Romarco Minerals, Inc.              2,130,000          28,000            --         2,158,000
South African Resources plc        15,910,000         165,000      (200,000)       15,875,000(a)
Vedron Gold Inc.                           --       2,500,000            --         2,500,000
Western Prospector Group Ltd.         900,000              --       (50,000)          850,000(a)


At December 31, 2004, the value of investments in affiliated companies was $47,269,661 representing 16.22% of net assets, and the total cost was $32,978,435. Net realized gains on transactions were $2,666,085, and there was $38,725 of income earned for the period.

(a) At December 31, 2004, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

                                                                              85

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2004


RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS
"RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.


                                    ACQUISITION       COST PER
SECURITY                               DATE            SHARE

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Sterling Group Ventures, Inc.    02/12/04          $0.35
    Sterling Group Ventures,
      Inc., Warrants (February
      2006)                          02/12/04          $0.15


At December 31, 2004, the total cost of restricted securities was $250,000, and the total value was $176,000, representing 0.55% of net assets.

                                                               ACQUISITION         COST PER
                                                                  DATE              SHARE

GLOBAL RESOURCES FUND
-------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    African Minerals, Special Warrants                               07/09/03        $6.00
    Aquarius Platinum Ltd.                                           03/05/03        $5.68
    Bankers Petroleum Ltd.                                           11/11/04        $0.46
    Bankers Petroleum Ltd., Warrants (November 2009)                 11/11/04        $0.00
    Birchcliff Energy Ltd., Subscription Receipts                    12/08/04        $2.50
    Gentry Resources Ltd.                                            12/06/04        $2.37
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    ProspEx Resources Ltd.                                           11/24/04        $2.46
    Silver Wheaton Corp., Units                                      11/30/04        $0.63
    Sterling Group Ventures, Inc.                                    02/12/04        $0.15
    Sterling Group Ventures, Inc., Warrants (February
      2006)                                                          02/12/04        $0.03
    Western Prospector Group Ltd., Units                             10/14/04        $0.91
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73
CONVERTIBLE DEBENTURES
    1078352 Alberta Ltd.                                             12/07/04        $0.83
    Gastar Exploration Ltd.                                          11/12/04        $1.00

At December 31, 2004, the total cost of restricted securities was $7,556,081, and the total value was $7,569,947, representing 2.92% of net assets.

                                                               ACQUISITION         COST PER
                                                                  DATE              SHARE

WORLD PRECIOUS MINERALS FUND
-------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    African Minerals, Special Warrants                               07/09/03        $6.00
    Aquarius Platinum Ltd.                                           03/05/03        $5.68
    Chilean Gold Ltd.                                                01/17/97        $1.10
    Glencairn Gold Corp.                                             12/07/04        $0.51
    Glencairn Gold Corp., Warrants (November 2008)                   12/07/04        $0.18


86





 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2004

                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE

WORLD PRECIOUS MINERALS FUND (CONT'D)
------------------------------------------------------------------------------------------
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Platte River Gold, Special Warrants                     03/01/04-06/07/04        $1.50
    Silver Wheaton Corp., Units                                      11/30/04        $0.63
    Western Exploration & Development Ltd., 144A,
      Special Warrants                                               08/14/97        $0.50
    Zimasco Consolidated Enterprises Ltd.                    6/15/95-09/30/99        $3.73

At December 31, 2004, the total cost of restricted securities was $6,129,399, and the total value was $3,713,535, representing 1.27% of net assets.

                                                               ACQUISITION       COST PER
                                                                  DATE             SHARE

GOLD SHARES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Glencairn Gold Corp.                                             12/07/04        $0.51
    Glencairn Gold Corp., Warrants (November 2008)                   12/07/04        $0.18
    Silver Wheaton Corp., Units                                      11/30/04        $0.63

At December 31, 2004, the total cost of restricted securities was $423,267, and the total value was $408,129, representing 0.54% of net assets.

  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $107,913,359
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 64,792,697
    Repurchase agreements                                       43,120,662
Cash                                                                   328
Receivables:
    Interest                                                       134,411
    Capital shares sold                                            900,760
    From adviser                                                        --
Other assets                                                        40,521
---------------------------------------------------------------------------
TOTAL ASSETS                                                   108,989,379
---------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                      1,242,501
    Adviser and affiliates                                          65,563
    Dividends and distributions                                         --
    Accounts payable and accrued expenses                           78,148
---------------------------------------------------------------------------
TOTAL LIABILITIES                                                1,386,212
---------------------------------------------------------------------------

NET ASSETS                                                    $107,603,167
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $107,622,977
Accumulated undistributed net investment income
    (distributions in excess of net investment income)              (1,339)
Accumulated net realized loss on investments and foreign
    currencies                                                     (18,471)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                   --
                                                              ------------
Net assets applicable to capital shares outstanding           $107,603,167
                                                              ============

    Capital shares outstanding, an unlimited number of no
     par shares authorized                                     107,677,774
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00
                                                              ============

See accompanying notes to financial statements.


88





                                                                                                December 31, 2004



                                                             U.S. GOVERNMENT
                                                               SECURITIES           NEAR-TERM          TAX FREE
                                                              SAVINGS FUND        TAX FREE FUND          FUND

Investments, at identified cost                               $430,935,671         $17,869,005        $27,515,013
                                                              ============         ===========        ===========
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                                $430,935,671         $17,097,291        $26,881,494
    Repurchase agreements                                               --           1,060,302          1,735,636
Cash                                                                 1,514                   1                 --
Receivables:
    Interest                                                     1,319,791             231,844            406,556
    Capital shares sold                                            776,572              19,946             10,800
    From adviser                                                        --               6,141                 --
Other assets                                                        54,087               3,965              6,643
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   433,087,635          18,419,490         29,041,129
------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                      2,374,404                  --             33,255
    Adviser and affiliates                                         123,222                  --              2,901
    Dividends and distributions                                         --               5,207              5,601
    Accounts payable and accrued expenses                          103,899              44,134             40,163
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                2,601,525              49,341             81,920
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                    $430,486,110         $18,370,149        $28,959,209
                                                              ============         ===========        ===========

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
Paid-in capital                                               $430,534,373         $18,227,629        $28,839,991
Accumulated undistributed net investment income
    (distributions in excess of net investment income)             364,605              11,049             22,471
Accumulated net realized loss on investments and foreign
    currencies                                                    (412,868)           (157,117)        (1,005,370)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                   --             288,588          1,102,117
                                                              ------------         -----------        -----------
Net assets applicable to capital shares outstanding           $430,486,110         $18,370,149        $28,959,209
                                                              ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no
     par shares authorized                                     430,762,839           8,381,105          2,349,420
                                                              ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00         $      2.19        $     12.33
                                                              ============         ===========        ===========

  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

Investments, at identified cost                 $17,482,289         $ 25,467,042
                                                ===========         ============
ASSETS
----------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $19,247,183         $ 30,331,790
    Securities of affiliated issuers                     --                   --
    Repurchase agreements                         1,271,268              994,422
Cash                                                 22,922                   --
Foreign currencies (cost $0, $383,237,
    $716,535, $2,402,041, and $1,340,453)                --              392,778
Receivables:
    Investments sold                                     --              424,290
    Dividends                                        16,003               13,804
    Interest                                             53                   41
    Capital shares sold                               1,086               47,513
    Unrealized appreciation on foreign
        currency exchange contracts -
        Note 1 G                                         --                   --
Other assets                                         13,548               17,200
----------------------------------------------------------------------------------
TOTAL ASSETS                                     20,572,063           32,221,838
----------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------
Payables:
    Investments purchased                                --              105,610
    Capital shares redeemed                          49,867               44,181
    Adviser and affiliates                           10,937               43,219
    Accounts payable and accrued expenses            49,632               86,469
    Due to custodian                                     --               29,782
    Unrealized depreciation on foreign
        currency exchange contracts -
        Note 1 G                                         --                  121
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                   110,436              309,382
----------------------------------------------------------------------------------

NET ASSETS                                      $20,461,627         $ 31,912,456
                                                ===========         ============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                 $19,096,151         $ 37,796,380
Distributions in excess of net investment
    income                                          (21,792)          (1,110,115)
Accumulated net realized gain (loss) on
    investments and foreign currencies           (1,648,894)         (10,648,816)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             3,036,162            5,875,007
                                                -----------         ------------
Net assets applicable to capital shares
  outstanding                                   $20,461,627         $ 31,912,456
                                                ===========         ============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                  855,279           4,774,116
                                                ===========         ============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $     23.92         $       6.68
                                                ===========         ============
See accompanying notes to financial statements.

                                                                                       December 31, 2004

                                              GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                    FUND             MINERALS FUND             FUND


Investments, at identified cost                 $213,408,741          $232,888,541         $  58,569,829
                                                ============          ============         =============
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $226,788,200          $219,138,216         $  67,917,689
    Securities of affiliated issuers               4,214,838            47,269,661                    --
    Repurchase agreements                         28,728,217            26,217,771             6,654,639
Cash                                                      --                    --                    --
Foreign currencies (cost $0, $383,237,
    $716,535, $2,402,041, and $1,340,453)            654,903             2,435,935             1,352,149
Receivables:
    Investments sold                              10,559,429             4,520,869             3,074,670
    Dividends                                        506,500                24,764                 3,310
    Interest                                          33,822                61,835                 8,797
    Capital shares sold                            2,208,014               785,842               241,505
    Unrealized appreciation on foreign
        currency exchange contracts -
        Note 1 G                                       5,696                   605                 3,050
Other assets                                          43,256                75,138                46,509
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     273,742,875           300,530,636            79,302,318
---------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                         10,096,836             7,966,809             3,401,890
    Capital shares redeemed                        1,147,303               511,173               465,949
    Adviser and affiliates                           241,741               269,648                55,484
    Accounts payable and accrued expenses            110,813               196,912               108,319
    Due to custodian                               2,886,621               133,500                35,240
    Unrealized depreciation on foreign
        currency exchange contracts -
        Note 1 G                                      16,000                13,113                 1,736
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                 14,499,314             9,091,155             4,068,618
---------------------------------------------------------------------------------------------------------

NET ASSETS                                      $259,243,561          $291,439,481         $  75,233,700
                                                ============          ============         =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Paid-in capital                                 $209,984,666          $259,757,192         $ 172,609,707
Distributions in excess of net investment
    income                                        (8,406,563)          (34,647,542)           (1,773,893)
Accumulated net realized gain (loss) on
    investments and foreign currencies            11,358,920             6,553,556          (111,628,472)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             46,306,538            59,776,275            16,026,358
                                                ------------          ------------         -------------
Net assets applicable to capital shares
  outstanding                                   $259,243,561          $291,439,481         $  75,233,700
                                                ============          ============         =============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                24,672,620            17,809,222             9,226,726
                                                ============          ============         =============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $      10.51          $      16.36         $        8.15
                                                ============          ============         =============


  STATEMENTS OF OPERATIONS (UNAUDITED)

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

NET INVESTMENT INCOME

INCOME:
---------------------------------------------------------------------------
    Interest and other                                          $933,187
                                                                --------
        TOTAL INCOME                                             933,187

EXPENSES:
---------------------------------------------------------------------------
    Management fee                                               294,329
    Transfer agent fees and expenses                             103,632
    Accounting service fees and expenses                          21,550
    Professional fees                                             22,111
    Custodian fees                                                54,650
    Shareholder reporting                                         38,868
    Registration fees                                             15,111
    Trustee fees and expenses                                     10,081
    Miscellaneous                                                 29,925
                                                                --------
        Total expenses before reductions                         590,257
    Expenses offset - Note 1 J                                    (2,424)
    Expenses reimbursed - Note 2                                      --
                                                                --------
        NET EXPENSES                                             587,833
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                            345,354
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

    Realized gain (loss) from securities                              --
    Net change in unrealized appreciation of investments              --
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                                       --
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $345,354
                                                                ========

See accompanying notes to financial statements.

                                                                      For the Six Months Ended December 31, 2004

                                                              U.S. GOVERNMENT
                                                                SECURITIES           NEAR-TERM         TAX FREE
                                                               SAVINGS FUND        TAX FREE FUND         FUND

NET INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------------------------------------------------------
    Interest and other                                          $3,660,911           $298,155         $  570,504
                                                                ----------           --------         ----------
        TOTAL INCOME                                             3,660,911            298,155            570,504

EXPENSES:
-----------------------------------------------------------------------------------------------------------------
    Management fee                                                 989,321             47,169            107,977
    Transfer agent fees and expenses                               210,116              7,989              8,453
    Accounting service fees and expenses                            32,527             27,656             26,244
    Professional fees                                               27,099             19,925             20,055
    Custodian fees                                                  37,436              3,209              6,561
    Shareholder reporting                                           70,113              3,153              3,535
    Registration fees                                               22,128              7,394              8,614
    Trustee fees and expenses                                       10,081             10,081             10,081
    Miscellaneous                                                   57,517              3,848              6,100
                                                                ----------           --------         ----------
        Total expenses before reductions                         1,456,338            130,424            197,620
    Expenses offset - Note 1 J                                        (157)                (9)              (241)
    Expenses reimbursed - Note 2                                  (458,044)           (87,726)           (96,361)
                                                                ----------           --------         ----------
        NET EXPENSES                                               998,137             42,689            101,018
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            2,662,774            255,466            469,486
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

    Realized gain (loss) from securities                             9,787             (4,928)              (925)
    Net change in unrealized appreciation of investments                --            177,602            574,666
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                                      9,787            172,674            573,741
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $2,672,561           $428,140         $1,043,227
                                                                ==========           ========         ==========


                                                                              93

  STATEMENTS OF OPERATIONS (UNAUDITED)

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------
    Dividends from unaffiliated issuers          $  141,144          $  312,547
    Dividends from affiliated issuers                    --                  --
    Foreign taxes withheld on dividends              (1,663)            (15,452)
                                                 ----------          ----------
        Net dividends                               139,481             297,095
    Interest and other (net of foreign taxes
     withheld $0, $0, $372, $0, $0)                  13,797              20,474
                                                 ----------          ----------
        TOTAL INCOME                                153,278             317,569

EXPENSES:
----------------------------------------------------------------------------------
    Management fee                                   72,881             214,734
    Transfer agent fees and expenses                 47,534              60,044
    Accounting service fees and expenses             21,069              28,615
    Professional fees                                33,748              30,931
    Custodian fees                                   13,358              53,292
    Shareholder reporting                            14,656              13,515
    Registration fees                                 8,790              12,475
    Trustee fees and expenses                        10,081              10,081
    Miscellaneous                                    12,392              12,414
                                                 ----------          ----------
        Total expenses before reductions            234,509             436,101
    Expenses offset - Note 1 J                         (149)               (101)
    Expenses reimbursed - Note 2                    (64,311)                 --
                                                 ----------          ----------
        NET EXPENSES                                170,049             436,000
----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (16,771)           (118,431)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities of unaffiliated issuers           16,141             145,122
        Securities of affiliated issuers                 --              25,803
        Foreign currency transactions                 1,618               1,961
                                                 ----------          ----------
        NET REALIZED GAIN                            17,759             172,886
                                                 ----------          ----------
    Net change in unrealized appreciation (depreciation) of:
        Investments                               1,164,508           5,017,886
        Other assets and liabilities
          denominated in foreign currencies              --              13,574
                                                 ----------          ----------
        NET UNREALIZED APPRECIATION               1,164,508           5,031,460
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                   1,182,267           5,204,346
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $1,165,496          $5,085,915
                                                 ==========          ==========

See accompanying notes to financial statements.

                                                               For the Six Months Ended December 31, 2004

                                              GLOBAL RESOURCES        WORLD PRECIOUS         GOLD SHARES
                                                    FUND               MINERALS FUND            FUND

NET INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers          $ 2,285,635           $    232,680          $   156,577
    Dividends from affiliated issuers                     --                 38,725                   --
    Foreign taxes withheld on dividends             (277,495)               (18,216)              (5,720)
                                                 -----------           ------------          -----------
        Net dividends                              2,008,140                253,189              150,857
    Interest and other (net of foreign taxes
     withheld $0, $0, $372, $0, $0)                  152,085                244,849               57,145
                                                 -----------           ------------          -----------
        TOTAL INCOME                               2,160,225                498,038              208,002

EXPENSES:
-----------------------------------------------------------------------------------------------------------
    Management fee                                   904,248              1,275,990              266,118
    Transfer agent fees and expenses                 167,310                250,403              159,273
    Accounting service fees and expenses              56,404                 82,540               28,630
    Professional fees                                 49,766                 70,702               51,501
    Custodian fees                                    72,661                123,239               52,866
    Shareholder reporting                             28,956                 52,709               65,804
    Registration fees                                 20,714                 22,867               11,778
    Trustee fees and expenses                         10,081                 10,081               10,081
    Miscellaneous                                     20,646                 49,238               32,596
                                                 -----------           ------------          -----------
        Total expenses before reductions           1,330,786              1,937,769              678,647
    Expenses offset - Note 1 J                          (912)                (1,015)                (393)
    Expenses reimbursed - Note 2                          --                     --                   --
                                                 -----------           ------------          -----------
        NET EXPENSES                               1,329,874              1,936,754              678,254
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         830,351             (1,438,716)            (470,252)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities of unaffiliated issuers        15,419,853             28,334,137            6,955,061
        Securities of affiliated issuers               9,183              2,666,085                   --
        Foreign currency transactions               (102,215)               (81,498)              72,789
                                                 -----------           ------------          -----------
        NET REALIZED GAIN                         15,326,821             30,918,724            7,027,850
                                                 -----------           ------------          -----------
    Net change in unrealized appreciation (depreciation) of:
        Investments                               34,071,463             21,896,323            4,350,519
        Other assets and liabilities
          denominated in foreign currencies          (46,126)                51,534               25,240
                                                 -----------           ------------          -----------
        NET UNREALIZED APPRECIATION               34,025,337             21,947,857            4,375,759
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                   49,352,158             52,866,581           11,403,609
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $50,182,509           $ 51,427,865          $10,933,357
                                                 ===========           ============          ===========

  STATEMENTS OF CHANGES IN NET ASSETS

                                                         U.S.    TREASURY
                                                                 SECURITIES CASH
                                                                 FUND
                                                   --------------------------------------
                                                    SIX MONTHS ENDED       YEAR ENDED
                                                   DECEMBER 31, 2004      JUNE 30, 2004
                                                                     (UNAUDITED)

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income                            $     345,354       $        92,368
    Net realized gain (loss)                                    --                     1
    Net unrealized appreciation (depreciation)                  --                    --
                                                     -------------       ---------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                        345,354                92,369

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                            (346,252)             (101,002)
                                                     -------------       ---------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (346,252)             (101,002)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          523,963,207         1,025,094,191
    Distributions reinvested                               336,928                94,987
                                                     -------------       ---------------
                                                       524,300,135         1,025,189,178
    Cost of shares redeemed                           (529,270,993)       (1,036,484,900)
                                                     -------------       ---------------
        NET DECREASE IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS                            (4,970,858)          (11,295,722)

-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                              (4,971,756)          (11,304,355)
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    112,574,923           123,879,278

-----------------------------------------------------------------------------------------
END OF PERIOD                                        $ 107,603,167          $112,574,923
-----------------------------------------------------------------------------------------
Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                             $      (1,339)      $          (441)
                                                     =============       ===============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                        523,963,207         1,025,094,191
    Shares reinvested                                      336,928                94,987
    Shares redeemed                                   (529,270,993)       (1,036,484,900)
                                                     -------------       ---------------
        NET SHARE ACTIVITY                              (4,970,858)          (11,295,722)
                                                     =============       ===============

See accompanying notes to financial statements.


                                                     U.S. GOVERNMENT SECURITIES
                                                            SAVINGS FUND                           NEAR-TERM TAX FREE FUND
                                                 ------------------------------------       --------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                                 DECEMBER 31, 2004      JUNE 30, 2004       DECEMBER 31, 2004      JUNE 30, 2004
                                                    (UNAUDITED) (UNAUDITED)

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                          $   2,662,774        $   2,929,286          $   255,466         $    563,721
    Net realized gain (loss)                               9,787               (2,815)              (4,928)             (75,145)
    Net unrealized appreciation (depreciation)                --                   --              177,602             (519,740)
                                                   -------------        -------------          -----------         ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                    2,672,561            2,926,471              428,140              (31,164)

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                        (2,697,124)          (3,011,129)            (256,439)            (562,094)
                                                   -------------        -------------          -----------         ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (2,697,124)          (3,011,129)            (256,439)            (562,094)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                        150,720,930          305,815,073            1,898,674            9,190,367
    Distributions reinvested                           2,653,899            2,951,497              228,823              509,716
                                                   -------------        -------------          -----------         ------------
                                                     153,374,829          308,766,570            2,127,497            9,700,083
    Cost of shares redeemed                         (164,585,682)        (396,789,633)          (2,602,165)         (12,412,496)
                                                   -------------        -------------          -----------         ------------
        NET DECREASE IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS                         (11,210,853)         (88,023,063)            (474,668)          (2,712,413)

----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                           (11,235,416)         (88,107,721)            (302,967)          (3,305,671)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                  441,721,526          529,829,247           18,673,116           21,978,787

----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                      $ 430,486,110        $ 441,721,526          $18,370,149         $ 18,673,116
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                           $     364,605        $     398,955          $    11,049         $     12,022
                                                   =============        =============          ===========         ============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                      150,720,930          305,815,073              864,155            4,150,480
    Shares reinvested                                  2,653,899            2,951,497              104,330              231,345
    Shares redeemed                                 (164,585,682)        (396,789,633)          (1,185,945)          (5,645,390)
                                                    ------------         ------------          -----------          -----------
        NET SHARE ACTIVITY                           (11,210,853)         (88,023,063)            (217,460)          (1,263,565)
                                                    ============         ============          ===========          ===========

  STATEMENTS OF CHANGES IN NET ASSETS

                                                               TAX FREE FUND
                                                  ---------------------------------------
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                  DECEMBER 31, 2004         JUNE 30, 2004
                                                                     (UNAUDITED)

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                     $   469,486            $  1,519,563
    Net realized gain (loss)                                (925)               (666,186)
    Net unrealized appreciation (depreciation)           574,666              (1,643,946)
                                                     -----------            ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                    1,043,227                (790,569)

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (471,184)             (1,516,384)
                                                     -----------            ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (471,184)             (1,516,384)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          2,876,954              19,801,674
    Distributions reinvested                             439,477               1,421,180
    Proceeds from short-term trading fees                     --                      --
                                                     -----------            ------------
                                                       3,316,431              21,222,854
    Cost of shares redeemed                           (3,095,773)            (46,032,083)
                                                     -----------            ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                220,658             (24,809,229)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    792,701             (27,116,182)
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                   28,166,508              55,282,690

-----------------------------------------------------------------------------------------
END OF PERIOD                                        $28,959,209            $ 28,166,508
-----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                             $    22,471            $     24,169
                                                     ===========            ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                          233,700               1,592,976
    Shares reinvested                                     35,768                 114,947
    Shares redeemed                                     (251,761)             (3,746,613)
                                                     -----------            ------------
        NET SHARE ACTIVITY                                17,707              (2,038,690)
                                                     ===========            ============

See accompanying notes to financial statements.



                                                                                                      CHINA REGION
                                                      ALL AMERICAN EQUITY FUND                      OPPORTUNITY FUND
                                                ------------------------------------      ------------------------------------
                                                SIX MONTHS ENDED         YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                                                DECEMBER 31, 2004      JUNE 30, 2004      DECEMBER 31, 2004      JUNE 30, 2004
                                                   (UNAUDITED)                               (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   $   (16,771)         $   (96,708)        $   (118,431)        $     19,358
    Net realized gain (loss)                            17,759            2,013,062              172,886            3,817,739
    Net unrealized appreciation (depreciation)       1,164,508            1,211,377            5,031,460            1,802,766
                                                   -----------          -----------         ------------         ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                  1,165,496            3,127,731            5,085,915            5,639,863

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                              --                   --             (727,576)            (389,832)
                                                   -----------          -----------         ------------         ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 --                   --             (727,576)            (389,832)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                        1,834,486            5,303,241            4,191,542           83,398,128
    Distributions reinvested                                --                   --              697,792              375,803
    Proceeds from short-term trading fees                  582                1,540               46,474              346,504
                                                   -----------          -----------         ------------         ------------
                                                     1,835,068            5,304,781            4,935,808           84,120,435
    Cost of shares redeemed                         (2,512,932)          (6,792,391)         (12,471,255)         (67,095,545)
                                                   -----------          -----------         ------------         ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS             (677,864)          (1,487,610)          (7,535,447)          17,024,890

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  487,632            1,640,121           (3,177,108)          22,274,921
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                 19,973,995           18,333,874           35,089,564           12,814,645

---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                      $20,461,627          $19,973,995         $ 31,912,456         $ 35,089,566
---------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of period                           $   (21,792)         $    (5,021)        $ (1,110,115)        $   (264,108)
                                                   ===========          ===========         ============         ============

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                         82,580              248,317              664,936           13,569,142
    Shares reinvested                                       --                   --              105,247               58,903
    Shares redeemed                                   (113,773)            (319,266)          (1,980,800)         (10,715,843)
                                                   -----------          -----------         ------------         ------------
        NET SHARE ACTIVITY                             (31,193)             (70,949)          (1,210,617)           2,912,202
                                                   ===========          ===========         ============         ============


  STATEMENTS OF CHANGES IN NET ASSETS

                                                            GLOBAL RESOURCES FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED        YEAR ENDED
                                                    DECEMBER 31, 2004      JUNE 30, 2004
                                                                     (UNAUDITED)

INCREASE IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                      $    830,351         $     947,518
    Net realized gain                                   15,326,821            12,977,156
    Net unrealized appreciation                         34,025,337             8,841,637
                                                      ------------         -------------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                     50,182,509            22,766,311

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (7,961,606)           (2,895,600)
    From net capital gains                              (6,887,607)                   --
                                                      ------------         -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (14,849,213)           (2,895,600)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          145,716,893           348,432,901
    Distributions reinvested                            14,127,634             2,804,886
    Proceeds from short-term trading fees                   19,892                77,336
                                                      ------------         -------------
                                                       159,864,419           351,315,123
    Cost of shares redeemed                            (71,528,197)         (250,495,998)
                                                      ------------         -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS               88,336,222           100,819,125

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                             123,669,518           120,689,836
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                    135,574,043            14,884,207

-----------------------------------------------------------------------------------------
END OF PERIOD                                         $259,243,561         $ 135,574,043
-----------------------------------------------------------------------------------------

Distributions in excess of net investment
  income, end of period                               $ (8,406,563)        $  (1,275,308)
                                                      ============         =============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                         14,539,069            42,999,711
    Shares reinvested                                    1,353,225               340,812
    Shares redeemed                                     (7,374,500)          (30,079,698)
                                                      ------------         -------------
        NET SHARE ACTIVITY                               8,517,794            13,260,825
                                                      ============         =============

See accompanying notes to financial statements.



                                                            WORLD PRECIOUS
                                                             MINERALS FUND                              GOLD SHARES FUND
                                                 -------------------------------------       --------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                                                 DECEMBER 31, 2004      JUNE 30, 2004        DECEMBER 31, 2004       JUNE 30, 2004
                                                    (UNAUDITED)          (UNAUDITED)
INCREASE IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   $  (1,438,716)       $   (2,577,057)        $    (470,252)        $    (990,870)
    Net realized gain                                 30,918,724            29,899,943             7,027,850            13,756,851
    Net unrealized appreciation                       21,947,857            28,812,905             4,375,759             2,229,117
                                                   -------------        --------------         -------------         -------------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                   51,427,865            56,135,791            10,933,357            14,995,098

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                        (7,944,295)          (28,079,322)             (428,417)             (247,150)
    From net capital gains                                    --                    --                    --                    --
                                                   -------------        --------------         -------------         -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (7,944,295)          (28,079,322)             (428,417)             (247,150)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                        432,553,832           991,344,370           102,540,238           217,107,819
    Distributions reinvested                           7,470,390            26,655,112               393,191               232,435
    Proceeds from short-term trading fees                908,717             1,698,299               208,157               412,525
                                                   -------------        --------------         -------------         -------------
                                                     440,932,939         1,019,697,781           103,141,586           217,752,779
    Cost of shares redeemed                         (439,828,530)         (908,115,092)         (105,144,576)         (211,488,529)
                                                   -------------        --------------         -------------         -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS              1,104,409           111,582,689            (2,002,990)            6,264,250

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            44,587,979           139,639,158             8,501,950            21,012,198
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                  246,851,502           107,212,344            66,731,750            45,719,552

-----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                      $ 291,439,481        $  246,851,502         $  75,233,700         $  66,731,750
-----------------------------------------------------------------------------------------------------------------------------------

Distributions in excess of net investment
  income, end of period                            $ (34,647,542)       $  (25,264,531)        $  (1,773,893)        $    (875,224)
                                                   =============        ==============         =============         =============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                       28,666,721            67,498,565            13,472,623            29,745,969
    Shares reinvested                                    460,567             1,746,731                48,363                28,802
    Shares redeemed                                  (29,360,506)          (62,198,481)          (13,821,942)          (29,073,888)
                                                   -------------        --------------         -------------         -------------
        NET SHARE ACTIVITY                              (233,218)            7,046,815              (300,956)              700,883
                                                   =============        ==============         =============         =============


  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (Funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of a fund's securities occur after the close of the primary exchange

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

 and before a fund's net asset value is next determined then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings
 (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a fund's performance in the same way in the future.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There were no written options open at December 31, 2004.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

 Purchase option transactions during the six months ended December 31, 2004 were as follows:

                                                             WORLD PRECIOUS
                            GLOBAL RESOURCES FUND             MINERALS FUND               GOLD SHARES FUND
                         ---------------------------------------------------------------------------------------
                         NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                         CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)

  Options outstanding
    at June 30, 2004         956       $   327,648       12,414      $ 1,727,060       4,630        $ 653,884
  Options purchased        6,378         2,712,254       14,437        1,888,478       3,520          491,727
  Options sold            (4,124)       (2,742,642)     (10,781)      (1,572,003)     (3,415)        (524,655)
  Options expired           (260)          (26,780)      (1,920)        (182,060)       (520)         (51,560)
                          ------       -----------      -------      -----------      ------        ---------
  Options outstanding at
    December 31, 2004      2,950       $   270,480       14,150      $ 1,861,475       4,215        $ 569,396
                          ======       ===========      =======      ===========      ======        =========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

 Open forward foreign currency contracts at December 31, 2004 were:

                                           FOREIGN    IN EXCHANGE   SETTLEMENT                UNREALIZED      UNREALIZED
  FUND CONTRACT                           CURRENCY      FOR USD        DATE       VALUE      APPRECIATION   (DEPRECIATION)
  ------------------------------------------------------------------------------------------------------------------------
  China Region Opportunity
      SALES:
      Canadian Dollar                        50,500   $   41,857     01/04/05   $   41,978     $    --         $   (121)
  Global Resources
      PURCHASES:
      Canadian Dollar                       196,253      163,354     01/04/05      163,136          --             (218)
      Canadian Dollar                     5,056,652    4,219,150     01/05/05    4,203,368          --          (15,782)
                                          ---------   ----------                ----------     -------         --------
                                          5,252,905    4,382,504                 4,366,504          --          (16,000)
      SALES:
      Canadian Dollar                        48,522       40,486     01/04/05       40,334         152               --
      Canadian Dollar                       445,050      370,104     01/04/05      369,950         154               --
      Canadian Dollar                     2,593,928    2,161,606     01/04/05    2,156,216       5,390               --
                                          ---------   ----------                ----------     -------         --------
                                          3,087,500    2,572,196                 2,566,500       5,696               --
  World Precious Minerals
      PURCHASES:
      British Pound                           6,369       12,252     01/04/05       12,204          --              (48)
      British Pound                           3,021        5,817     01/05/05        5,788          --              (29)
      Canadian Dollar                     1,762,377    1,466,936     01/04/05    1,464,985          --           (1,951)
      Canadian Dollar                     2,049,196    1,709,801     01/05/05    1,703,405          --           (6,396)
                                          ---------   ----------                ----------     -------         --------
                                          3,820,963    3,194,806                 3,186,382                       (8,424)
      SALES:
      Canadian Dollar                       804,000      663,640     01/04/05      668,329          --           (4,689)
      Canadian Dollar                       194,088      161,942     01/04/05      161,337         605               --
                                          ---------   ----------                ----------     -------         --------
                                            998,088      825,582                   829,666         605           (4,689)
  Gold Shares
      PURCHASES:
      Canadian Dollar                       182,947      152,278     01/04/05      152,076          --             (202)
      Canadian Dollar                       489,330      408,285     01/05/05      406,758          --           (1,527)
      Canadian Dollar                        19,450       16,175     01/05/05       16,168          --               (7)
                                          ---------   ----------                ----------     -------         --------
                                            691,727      576,738                   575,002                       (1,736)
      SALES:
      British Pound                          33,332       64,181     01/04/05       63,866         315               --
      Canadian Dollar                       876,400      731,247     01/04/05      728,512       2,735               --
                                          ---------   ----------                ----------     -------         --------
                                            909,732      795,428                   792,378       3,050               --

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

 The Funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 J. EXPENSES
 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund less than 30 days are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund less than 180 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources, World Precious Minerals and Gold Shares Funds held less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2006, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                                  ANNUAL PERCENTAGE OF
                  FUND                          AVERAGE DAILY NET ASSETS
  ----------------------------------------------------------------------------
  Gold Shares, All American Equity and     .75% of the first $250,000,000 and
  Tax Free                                 .50% of the excess

  U.S. Treasury Securities Cash and .50% of the first $250,000,000 and U.S.
  Government Securities Savings .375% of the excess

  World Precious Minerals and              1.00% of the first $250,000,000 and
  Global Resources                         .50% of the excess

  Near-Term Tax Free                       0.50%

  China Region Opportunity                 1.25%

 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended December 31, 2004 were voluntarily limited as follows: U.S. Government Securities Savings at 0.45%, Near-Term Tax Free at 0.45%, Tax Free at 0.70% and All American Equity at 1.75%. In addition, the Adviser has contractually limited total fund operating expenses to not exceed 0.45% for the U.S. Government Securities Savings Fund, 0.45% for the Near-Term Tax Free Fund, 0.70% for the Tax Free Fund and 1.75% for the All American Equity Fund on an annualized basis through June 30, 2005, and until such later date as the Adviser determines.

 The Adviser has also voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the fund's yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's yield to fall below the Minimum Yield. For the year ended June 30, 2004, fees waived and/or expenses reimbursed as a result of this agreement were $45,136 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through June 30, 2007. There have been no fees waived and/or expenses reimbursed as a result of this agreement during the six months ended December 31, 2004.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

 fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based primarily on average net assets of the funds. Additionally, the Adviser was reimbursed for in-house legal and internal administration services pertaining to each fund during the six months ended December 31, 2004, in the amounts of $172,785 and $19,695, respectively.

 During the six months ended December 31, 2004, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $190,157 for mailing services provided to the funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

NOTE 3: INVESTMENT ACTIVITY

 Cost of purchases and proceeds from sales of long-term securities for the six months ended December 31, 2004, are summarized as follows:

           FUND                                PURCHASES        SALES
  ----------------------------------------------------------------------
  Near-Term Tax Free                         $         --   $    983,362
  Tax Free                                      7,328,486      9,336,080
  All American Equity                          22,299,181     22,066,583
  China Region Opportunity                     25,296,614     29,508,725
  Global Resources                            171,753,985    111,450,158
  World Precious Minerals                      87,618,937     91,531,949
  Gold Shares                                  25,969,471     27,109,714

 U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The funds neither purchased nor sold long-term U.S. government securities during the period.

 Investments in foreign issuers as a percent of total investments at December 31, 2004, were: 91.44% of China Region Opportunity, 71.00% of Global Resources, 84.17% of World Precious Minerals and 79.50% of Gold Shares.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of the securities owned at December 31, 2004, and the tax basis components of net unrealized appreciation or depreciation:

                                                       GROSS         GROSS      NET UNREALIZED
                                                     AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
                 FUND                                 TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
  ------------------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash                     $107,913,359  $        --   $         --      $        --
  U.S. Government Securities Savings                 430,935,671           --             --               --
  Near-Term Tax Free                                  17,869,005      313,507        (24,919)         288,588
  Tax Free                                            27,515,013    1,104,865         (2,748)       1,102,117
  All American Equity                                 17,482,289    3,224,277       (188,115)       3,036,162
  China Region Opportunity                            25,467,042    6,356,927       (497,757)       5,859,170
  Global Resources                                   213,408,741   50,395,532     (4,073,018)      46,322,514
  World Precious Minerals                            232,888,541   75,569,057    (15,831,950)      59,737,107
  Gold Shares                                         58,569,829   19,031,689     (3,029,190)      16,002,499

 All distributions paid during the six months ended December 31, 2004, as shown on the Statements of Changes in Net Assets, are taxable as ordinary income to shareholders, with the exception of Global Resources Fund. Global Resources Fund paid a distribution of $14,849,213, of which $9,712,693 was taxable as ordinary income to shareholders and $5,136,520 was taxable as long-term capital gains.

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of June 30, 2004, are as follows:

                                                                       EXPIRATION DATE
                  FUND                                  2005          2006          2007           2008
  ---------------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash                      $        --  $        --   $     7,529     $   10,657
  U.S. Government Securities Savings                     410,187           --            --             --
  Near-Term Tax Free                                          --           --            --         17,590
  Tax Free                                                    --           --            --             --
  All American Equity                                         --           --            --             --
  China Region Opportunity                                75,143           --     2,188,607      4,657,144
  Global Resources                                            --           --            --             --
  World Precious Minerals                                     --           --            --      4,745,337
  Gold Shares                                         11,087,367   49,313,088    50,050,196      2,931,501

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

                                                        EXPIRATION DATE
          FUND                2009            2010            2011          2012           TOTAL
  --------------------------------------------------------------------------------------------------
  U.S. Treasury
    Securities Cash        $       --      $       --      $      285      $    --      $     18,471
  U.S. Government
    Securities Savings             --              --              --       12,079           422,266
  Near-Term Tax Free           59,454              --              --       46,218           123,262
  Tax Free                    338,259              --              --       90,567           428,826
  All American Equity              --         347,177       1,275,741           --         1,622,918
  China Region
    Opportunity             3,347,272         193,867          80,860           --        10,542,893
  Global Resources                 --              --              --           --                --
  World Precious
    Minerals                8,548,676       9,640,340              --           --        22,934,353
  Gold Shares               4,098,335                       1,122,291                    118,602,778

                                            POST OCTOBER 31, 2003       POST OCTOBER 31, 2003
              FUND                             CAPITAL LOSSES           CURRENCY LOSS DEFERRAL
  --------------------------------------------------------------------------------------------
  U.S. Government Securities Savings              $    389                   $       --
  Near-Term Tax Free                                28,927                           --
  Tax Free                                         575,619                           --
  All American Equity                                   --                        5,021
  China Region Opportunity                              --                      275,680
  World Precious Minerals                               --                    1,256,795

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2004.

NOTE 5: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Precious Minerals present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co. (BBH). Borrowings of each fund are collateralized by any or all of the securities

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2004

 held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each fund has a maximum borrowing limit of 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at December 31, 2004.

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At December 31, 2004, individual shareholders holding more than 5% of outstanding shares comprised 5.62% of the Near-Term Tax Free Fund and 45.25% of the Tax Free Fund.

NOTE 8: NEAR-TERM TAX FREE FUND STOCK SPLIT

 Effective as of the close of business on January 3, 2005, Near-Term Tax Free Fund instituted a 5-for-1 stock split. All capital share activity and per share data for Near-Term Tax Free Fund for the current and previous periods presented in these financial statements has been adjusted to reflect the stock split.

  FINANCIAL HIGHLIGHTS

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/04        2004        2003       2002       2001       2000

NET ASSET VALUE, BEGINNING OF PERIOD           $1.00       $1.00       $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                           --(a)       --(a)      .01        .01        .05        .04
  Net realized and unrealized gain                --          --          --         --         --         --
                                            --------    --------    --------   --------   --------   --------
  Total from investment activities                --(a)       --(a)      .01        .01        .05        .04
                                            --------    --------    --------   --------   --------   --------
Distributions from net investment income          --(a)       --(a)     (.01)      (.01)      (.05)      (.04)

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00       $1.00       $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)        .29%        .08%        .57%      1.43%      4.59%      4.49%
Ratios to Average Net Assets (c):
  Net investment income                          .59%        .07%        .52%      1.43%      4.62%      4.33%
  Total expenses                                1.00%       1.00%        .97%      1.00%      1.06%      1.04%
  Expenses reimbursed or offset                   --        (.04)%        --         --         --         --
  Net expenses                                  1.00%        .96%        .97%      1.00%      1.06%      1.04%

Net assets, end of period (in thousands)    $107,603    $112,575    $123,879   $134,930   $130,832   $137,172



U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/04       2004       2003       2002       2001       2000

NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .01        .01        .01        .02        .05        .05
  Net realized and unrealized gain                --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .01        .01        .01        .02        .05        .05
                                            --------   --------   --------   --------   --------   --------
Distributions from net investment income        (.01)      (.01)      (.01)      (.02)      (.05)      (.05)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)        .61%       .63%      1.09%      2.20%      5.42%      5.44%
Ratios to Average Net Assets (c):
  Net investment income                         1.20%       .61%      1.08%      2.20%      5.41%      5.26%
  Total expenses                                 .66%       .65%       .61%       .59%       .60%       .60%
  Expenses reimbursed or offset                 (.21)%     (.20)%     (.16)%     (.14)%     (.20)%     (.20)%
  Net expenses                                   .45%       .45%       .45%       .45%       .40%       .40%

Net assets, end of period (in thousands)    $430,486   $441,722   $529,829   $691,843   $782,242   $755,140

(a)The per share amount does not round to a full penny.

(b)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED ENDED JUNE 30,

                                           12/04*      2004*      2003*     2002*     2001*     2000*

NET ASSET VALUE, BEGINNING OF PERIOD        $2.17      $2.23      $2.16     $2.12     $2.06     $2.09
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                       .03        .06        .06       .08       .09       .09
  Net realized and unrealized gain (loss)     .02       (.06)       .07       .04       .06      (.03)
                                          -------    -------    -------    ------    ------    ------
  Total from investment activities            .05        .00        .13       .12       .15       .06
                                          -------    -------    -------    ------    ------    ------
Distributions from net investment
  income                                     (.03)      (.06)      (.06)     (.08)     (.09)     (.09)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $2.19      $2.17      $2.23     $2.16     $2.12     $2.06
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)    2.32%       .20%      5.97%     5.65%     7.21%     2.65%
Ratios to Average Net Assets (b):
  Net investment income                      2.71%      2.73%      2.83%     3.73%     4.15%     4.10%
  Total expenses                             1.38%      1.25%      1.44%     2.63%     2.72%     2.45%
  Expenses reimbursed or offset              (.93)%     (.80)%     (.94)%   (2.01)%   (2.02)%   (1.75)%
  Net expenses                                .45%       .45%       .50%      .62%      .70%      .70%
Portfolio turnover rate                         0%        21%        20%       19%       23%       24%

Net assets, end of period (in thousands)  $18,370    $18,673    $21,979    $9,752    $6,035    $5,222


TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                            12/04       2004       2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF PERIOD       $12.08     $12.65     $12.18    $11.95    $11.38    $11.80
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                       .20        .43        .42       .50       .53       .56
  Net realized and unrealized gain (loss)     .25       (.58)       .48       .23       .57      (.39)
                                          -------    -------    -------   -------   -------   -------
  Total from investment activities            .45       (.15)       .90       .73      1.10       .17
                                          -------    -------    -------   -------   -------   -------
Distributions
  From net investment income                 (.20)      (.42)      (.43)     (.50)     (.53)     (.55)
  From net realized gains                      --         --         --        --        --      (.04)
                                          -------    -------    -------   -------   -------   -------
  Total distributions                        (.20)      (.42)      (.43)     (.50)     (.53)     (.59)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $12.33     $12.08     $12.65    $12.18    $11.95    $11.38
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)    3.77%     (1.25)%     7.49%     6.18%     9.81%     1.57%
Ratios to Average Net Assets (b):
  Net investment income                      3.26%      3.22%      3.34%     4.13%     4.50%     4.80%
  Total expenses                             1.37%      1.09%      1.22%     1.56%     1.53%     1.53%
  Expenses reimbursed or offset              (.67)%     (.39)%     (.52)%    (.86)%    (.83)%    (.83)%
  Net expenses                                .70%       .70%       .70%      .70%      .70%      .70%
Portfolio turnover rate                        27%        54%        26%       22%       19%       16%

Net assets, end of period (in thousands)  $28,959    $28,167    $55,283   $21,698   $20,248   $18,380

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

*The values shown for Near-Term Tax Free Fund for the current period and prior periods have been adjusted to reflect the 5-for-1 stock split, which was effective on January 3, 2005.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/04      2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF PERIOD        $22.53    $19.15    $21.20    $25.44    $45.18    $44.78
----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                (.02)     (.11)     (.03)     (.03)      .08       .33
  Net realized and unrealized gain (loss)     1.41      3.49     (2.02)    (4.20)   (11.42)      .90
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            1.39      3.38     (2.05)    (4.23)   (11.34)     1.23
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                    --        --        --      (.01)     (.08)     (.33)
  From net realized gains                       --        --        --        --     (8.32)     (.50)
                                           -------   -------   -------   -------   -------   -------
  Total distributions                           --        --        --      (.01)    (8.40)     (.83)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $23.92    $22.53    $19.15    $21.20    $25.44    $45.18
----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)     6.17%    17.65%    (9.67)%  (16.62)%  (27.96)%    2.72%
Ratios to Average Net Assets (b):
  Net investment income (loss)                (.17)%    (.49)%    (.12)%    (.12)%     .25%      .28%
  Total expenses                              2.41%     2.31%     2.56%     2.19%     1.69%     1.53%
  Expenses reimbursed or offset               (.66)%    (.56)%   (1.06)%    (.73)%    (.69)%    (.53)%
  Net expenses                                1.75%     1.75%     1.50%     1.46%     1.00%     1.00%
Portfolio turnover rate                        125%       96%      119%       75%       85%       21%

Net assets, end of period (in thousands)   $20,462   $19,974   $18,334   $20,713   $26,942   $44,038


CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,


                                             12/04      2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF PERIOD         $5.86     $4.17     $4.38     $4.92     $6.11     $5.58
----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                (.03)       --*     (.02)     (.04)     (.04)     (.02)
  Net realized and unrealized gain (loss)     1.01      1.74      (.19)     (.50)    (1.09)      .55
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities             .98      1.74      (.21)     (.54)    (1.13)      .53
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                  (.16)     (.05)       --        --      (.06)       --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.16)     (.05)       --        --      (.06)       --
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $6.68     $5.86     $4.17     $4.38     $4.92     $6.11
----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding accounts fees) (a)   16.66%    41.63%    (4.79)%  (10.98)%  (18.45)%    9.50%
Ratios to Average Net Assets (b):
  Net investment income (loss)                (.69)%     .05%     (.60)%    (.83)%    (.56)%    (.40)%
  Total expenses                              2.54%     2.25%     3.91%     3.54%     3.04%     3.10%
  Expenses reimbursed or offset (c)             --        --        --        --        --        --
  Net expenses                                2.54%     2.25%     3.91%     3.54%     3.04%     3.10%
Portfolio turnover rate                         81%      126%       44%       29%        4%       40%

Net assets, end of period (in thousands)   $31,912   $35,090   $12,815   $12,003   $15,123   $21,273

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)Ratio does not round to 0.01%.

*Based on average monthly shares outstanding.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/04       2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF PERIOD          $8.39      $5.14     $4.93     $4.01     $3.88     $4.01
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                  .06        .12      (.05)     (.06)     (.06)     (.08)
  Net realized and unrealized gain (loss)      2.70       3.26       .35       .98       .19      (.05)
                                           --------   --------   -------   -------   -------   -------
  Total from investment activities             2.76       3.38       .30       .92       .13      (.13)
                                           --------   --------   -------   -------   -------   -------
Distributions
  From net investment income                   (.34)      (.13)     (.09)       --        --        --
  From net realized gains                      (.30)        --        --        --        --        --
                                           --------   --------   -------   -------   -------   -------
  Total distributions                          (.64)      (.13)     (.09)       --        --        --
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $10.51      $8.39     $5.14     $4.93     $4.01     $3.88
------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)     32.90%     65.73%     6.43%    22.94%     3.35%    (3.24)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                  .92%       .74%    (1.38)%   (1.57)%   (1.47)%   (1.87)%
  Total expenses                               1.47%      1.54%     3.75%     3.83%     3.61%     3.79%
  Expenses reimbursed or offset                  --         --        --        --        --        --
  Net expenses                                 1.47%      1.54%     3.75%     3.83%     3.61%     3.79%
Portfolio turnover rate                          66%       140%      101%       96%       65%       55%

Net assets, end of period (in thousands)   $259,244   $135,574   $14,884   $14,900   $11,887   $13,530


WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/04       2004       2003      2002      2001       2000

NET ASSET VALUE, BEGINNING OF PERIOD         $13.68      $9.75     $10.43     $5.28     $6.43      $7.79
--------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                 (.14)      (.17)*     (.05)     (.07)     (.10)      (.01)
  Net realized and unrealized gain (loss)      3.28       5.96       (.38)     5.22     (1.03)     (1.35)
                                           --------   --------   --------   -------   -------   --------
  Total from investment activities             3.14       5.79       (.43)     5.15     (1.13)     (1.36)
                                           --------   --------   --------   -------   -------   --------
Distributions
  From net investment income                   (.46)     (1.86)      (.25)       --      (.02)        --
                                           --------   --------   --------   -------   -------   --------
  Total distributions                          (.46)     (1.86)      (.25)       --      (.02)        --
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $16.36     $13.68      $9.75    $10.43     $5.28      $6.43
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)     22.96%     57.42%     (4.02)%   97.54%   (17.54)%   (17.46)%
Ratios to Average Net Assets (b):
  Net investment loss                         (1.08)%    (1.15)%    (1.36)%   (1.32)%   (1.51)%    (1.41)%
  Total expenses                               1.45%      1.47%      1.92%     2.27%     2.86%      2.50%
  Expenses reimbursed or offset (c)              --         --         --        --        --         --
  Net expenses                                 1.45%      1.47%      1.92%     2.27%     2.86%      2.50%
Portfolio turnover rate                          36%        65%       141%      104%       68%        93%

Net assets, end of period (in thousands)   $291,439   $246,852   $107,212   $97,044   $42,455    $57,019

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)Ratio does not round to 0.01%.

*Based on average monthly shares outstanding.

See accompanying notes to financial statements.

                                                                             115

  FINANCIAL HIGHLIGHTS

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/04      2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF PERIOD          $7.00     $5.18     $5.28     $2.83     $2.92     $3.42
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                          (.05)     (.10)     (.10)     (.06)     (.09)     (.15)
  Net realized and unrealized gain (loss)      1.25      1.95        --      2.51        --      (.35)
                                            -------   -------   -------   -------   -------   -------
  Total from investment activities             1.20      1.85      (.10)     2.45      (.09)     (.50)
                                            -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                   (.05)     (.03)       --        --        --        --
                                            -------   -------   -------   -------   -------   -------
  Total distributions                          (.05)     (.03)       --        --        --        --
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $8.15     $7.00     $5.18     $5.28     $2.83     $2.92
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding accounts fees) (a)    17.09%    35.57%    (1.89)%   86.57%    (3.08)%  (14.62)%
Ratios to Average Net Assets (b):
  Net investment loss                         (1.33)%   (1.45)%   (1.98)%   (1.99)%   (2.93)%   (3.98)%
  Total expenses                               1.91%     1.93%     2.64%     3.57%     5.79%     5.74%
  Expenses reimbursed or offset                  --        --        --        --        --        --
  Net expenses                                 1.91%     1.93%     2.64%     3.57%     5.79%     5.74%
Portfolio turnover rate                          40%       85%      138%      164%       95%       82%

Net assets, end of period (in thousands)    $75,234   $66,732   $45,720   $52,911   $22,231   $25,836

(a)Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

  ADDITIONAL INFORMATION (UNAUDITED)

 PROXY VOTING

 A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the funds' statement of additional information (Form 485B), which can be found on the SEC's website at www.sec.gov.

 Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the funds Form N-PX on the SEC's website at www.sec.gov.

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

 The funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the funds' semi-annual and annual reports to shareholders. For the first and third quarters, the funds file the lists with the SEC on Form N-Q. Shareholders can look up the funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request a the following e-mail address: publicinfo@sec.gov.

  NOTES

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR>

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)    Not applicable.

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS



By:      /s/Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    March 11, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    March 11, 2005




By:      /s/Catherine A. Rademacher
         Catherine A. Rademacher
         Treasurer
Date:    March 11, 2005

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.